TABLE OF CONTENTS

                                                                        Page
     Financial Statements and Highlights
         Statements of Assets and Liabilities..........................    4
         Statements of Operations .....................................   10
         Statements of Changes in Net Assets...........................   16
         Notes to Financial Statements.................................   28
         Schedules of Investments
              Aggressive Growth Account................................   40
              Asset Allocation Account.................................   42
              Balanced Account.........................................   49
              Blue Chip Account........................................   54
              Bond Account.............................................   56
              Capital Value Account....................................   59
              Government Securities Account............................   61
              Growth Account...........................................   62
              High Yield Account.......................................   63
              International Account....................................   65
              International Emerging Markets Account...................   68
              International SmallCap Account...........................   71
              LargeCap Growth Account..................................   74
              LargeCap Growth Equity Account...........................   75
              LargeCap Stock Index Account.............................   76
              MicroCap Account.........................................   84
              MidCap Account...........................................   92
              MidCap Growth Account....................................   94
              MidCap Growth Equity Account.............................   97
              MidCap Value Account.....................................   99
              Money Market Account.....................................  101
              Real Estate Account......................................  104
              SmallCap Account.........................................  105
              SmallCap Growth Account..................................  108
              SmallCap Value Account...................................  110
              Utilities Account........................................  116
         Financial Highlights..........................................  117
     Report of Independent Auditors....................................  128

December 31, 2000

STATEMENTS OF ASSETS AND LIABILITIES



                                                             Aggressive            Asset                                 Blue
                                                               Growth           Allocation          Balanced             Chip
                                                               Account            Account            Account            Account


Investment in securities -- at cost...................      $338,736,273        $81,170,583        $163,253,090        $5,399,744



Assets
Investment in securities -- at value (Note 4).........      $372,217,128        $88,328,036        $169,204,225        $5,391,905
Cash .................................................        11,514,558          5,831,034             100,000           333,827
Receivables:
   Dividends and interest.............................           240,049            636,144             746,398             4,358
   Investment securities sold.........................           273,478             67,733           2,849,774           246,714
   Capital Shares sold................................           160,570            162,714             134,155           --

                                          Total Assets       384,405,783         95,025,661         173,034,552         5,976,804

Liabilities
Accrued expenses......................................            32,714             15,794              12,242             1,324
4,234
Payables:
   Investment securities purchased....................         1,234,501            104,528            4,787,339          423,470
   Capital Shares reacquired..........................           --                 --                  639,500                21
   Foreign currency contracts (Note 9)................           --                 --                 --                 --


                                     Total Liabilities         1,267,215            120,322           5,439,081           424,815


Net Assets Applicable to Outstanding Shares    .......      $383,138,568        $94,905,339        $167,595,471        $5,551,989



Net Assets Consist of:
Capital Stock.........................................     $     188,073       $     78,941      $      108,583       $     6,021
Additional paid-in capital............................       328,601,448         87,457,082         155,745,926         6,020,542
Accumulated undistributed (overdistributed) net
   investment income..................................             345,130            --              4,901,369           --
Accumulated undistributed (overdistributed)
   net realized gain (loss) from investment and
   foreign currency transactions .....................        20,523,062            211,863             888,458          (466,735)
Net unrealized appreciation (depreciation)
   of investments.....................................        33,480,855          7,157,453           5,951,135            (7,839)
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............           --                 --                 --                 --

                                      Total Net Assets      $383,138,568        $94,905,339        $167,595,471        $5,551,989



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................        18,807,336          7,894,069          10,858,263           602,076

Net Asset Value Per Share   ..........................            $20.37             $12.02              $15.43             $9.22



                                                                                Capital          Government
                                                              Bond               Value           Securities           Growth
                                                             Account            Account            Account            Account


Investment in securities -- at cost...................     $114,639,946       $258,123,917       $124,045,763      $274,909,772



Assets
Investment in securities -- at value (Note 4).........     $113,803,903       $282,536,113       $126,113,007      $295,351,998
Cash .................................................          100,000          1,404,473            105,758           100,000
Receivables:
   Dividends and interest.............................        2,408,899            284,087          1,020,613            85,127
   Investment securities sold.........................          --                --                 --                 --
   Capital Shares sold................................          130,624            106,148             57,432           126,676

                                          Total Assets      116,443,426        284,330,821        127,296,810       295,663,801

Liabilities
Accrued expenses......................................                               6,010             16,339             7,608
4,234
Payables:
   Investment securities purchased....................          --                --                 --                 --
   Capital Shares reacquired..........................          221,301            989,531            251,596           882,581
   Foreign currency contracts (Note 9)................          --                --                 --                 --


                                     Total Liabilities          227,311          1,005,870            259,204           902,108


Net Assets Applicable to Outstanding Shares    .......     $116,216,115       $283,324,951       $127,037,606      $294,761,693



Net Assets Consist of:
Capital Stock.........................................      $    98,652       $     92,227      $     111,128        $  179,353
Additional paid-in capital............................      115,012,482        257,559,782        117,664,717       280,447,273
Accumulated undistributed (overdistributed) net
   investment income..................................        8,414,328             37,387          7,685,553           --
Accumulated undistributed (overdistributed)
   net realized gain (loss) from investment and
   foreign currency transactions .....................       (6,473,304)         1,223,359           (491,036)       (6,307,159)
Net unrealized appreciation (depreciation)
   of investments.....................................         (836,043)        24,412,196          2,067,244        20,442,226
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............          --                --                 --                 --

                                      Total Net Assets     $116,216,115       $283,324,951       $127,037,606      $294,761,693



Capital Stock (par value: $.01  a share)
Shares authorized.....................................      100,000,000        100,000,000        100,000,000       100,000,000
Shares issued and outstanding.........................        9,865,227          9,222,662         11,112,784        17,935,282

Net Asset Value Per Share   ..........................           $11.78             $30.72             $11.43            $16.43



                                                                                                 International
                                                               High                                Emerging
                                                               Yield          International         Markets
                                                              Account            Account            Account


Investment in securities -- at cost...................       $13,396,886      $175,533,670         $5,067,659



Assets
Investment in securities -- at value (Note 4).........       $12,659,888      $188,410,672         $4,817,422
Cash .................................................           100,000         2,355,168            153,271
Receivables:
   Dividends and interest.............................           320,318           390,465              9,185
   Investment securities sold.........................           --                317,950            --
   Capital Shares sold................................          --                  51,855              2,838

                                          Total Assets        13,080,206       191,526,110          4,982,716

Liabilities
Accrued expenses......................................           19,527              1,788             23,736
4,234
Payables:
   Investment securities purchased....................          --                 188,326             95,745
   Capital Shares reacquired..........................               255           695,019            --
   Foreign currency contracts (Note 9)................          --                 178,639            --


                                     Total Liabilities             2,043         1,085,720             99,979


Net Assets Applicable to Outstanding Shares    .......       $13,078,163      $190,440,390         $4,882,737



Net Assets Consist of:
Capital Stock.........................................       $    20,393      $    136,983          $   5,212
Additional paid-in capital............................        17,439,229       179,547,165          5,197,939
Accumulated undistributed (overdistributed) net
   investment income..................................           (47,404)             (372,207)        (1,483)
Accumulated undistributed (overdistributed)
   net realized gain (loss) from investment and
   foreign currency transactions .....................        (3,597,057)       (1,635,549)           (68,686)
Net unrealized appreciation (depreciation)
   of investments.....................................          (736,998)       12,877,002           (250,237)
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............           --               (113,004)                (8)

                                      Total Net Assets       $13,078,163      $190,440,390         $4,882,737



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000       100,000,000        100,000,000
Shares issued and outstanding.........................         2,039,299        13,698,302            521,239

Net Asset Value Per Share   ..........................             $6.41            $13.90              $9.37

December 31, 2000

STATEMENTS OF ASSETS AND LIABILITIES (Continued)



                                                                                                     LargeCap           LargeCap
                                                            International         LargeCap            Growth              Stock
                                                              SmallCap             Growth             Equity              Index
                                                               Account             Account            Account            Account


Investment in securities -- at cost...................        $47,386,560         $5,830,703         $4,304,342        $63,278,023



Assets
Investment in securities -- at value (Notes 4 & 8)....        $50,501,736         $6,597,516         $4,063,829        $60,124,644
Cash ..........................................                   342,565            728,460            144,210            100,595
Receivables:
   Dividends and interest.............................             30,232              3,637              2,663             50,572
   Investment securities sold.........................            307,285              6,196             --                  4,592
   Capital Shares sold................................             47,243             66,003             25,316          1,177,724
Prepaid expenses......................................             --                --                  --               --


                                          Total Assets         51,229,061          7,401,812          4,236,018         61,458,127

Liabilities
Accrued expenses......................................              1,668              2,920              3,165             22,249
Payables:
   Investment securities purchased....................          1,204,775              --                 --             1,795,770
   Capital Shares reacquired..........................             --                     23              --                    99
Variation margin on futures contracts (Note 7)........             --                  --                 --                13,650


                                     Total Liabilities          1,206,443              2,943              3,165          1,831,768

Net Assets Applicable to Outstanding Shares    .......        $50,022,618         $7,398,869         $4,232,853        $59,626,359



Net Assets Consist of:
Capital Stock.........................................       $     36,069        $     6,338        $     5,437       $     62,609
Additional paid-in capital............................         49,915,240          6,621,701          5,337,444         63,153,768
Accumulated undistributed net investment
   income ............................................             --                --                  --                  4,858
Accumulated undistributed (overdistributed) net
   realized gain (loss) on investment transactions....         (3,043,055)             4,017           (869,515)          (445,391)
Net unrealized appreciation (depreciation)  of
      investments.....................................          3,115,176            766,813           (240,513)         (3,149,485)
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............               (812)           --                  --               --

                                      Total Net Assets        $50,022,618         $7,398,869         $4,232,853        $59,626,359



Capital Stock (par value: $.01  a share)
Shares authorized.....................................        100,000,000        100,000,000        100,000,000        100,000,000
Shares issued and outstanding.........................          3,606,939            633,808            543,722          6,260,855

Net Asset Value Per Share   ..........................             $13.87             $11.67              $7.78              $9.52



                                                                                                                          MidCap
                                                                                                       MidCap             Growth
                                                                MicroCap            MidCap             Growth             Equity
                                                                 Account            Account            Account            Account


Investment in securities -- at cost...................         $10,364,519       $248,317,805         $25,538,251        $5,038,692



Assets
Investment in securities -- at value (Notes 4 & 8)....         $10,187,976       $292,727,312         $25,295,346        $4,589,537
Cash ..........................................                    193,491            107,306           1,216,211           431,992
Receivables:
   Dividends and interest.............................              11,972            190,142              26,817             2,074
   Investment securities sold.........................              --              3,881,253           9,937,301            82,977
   Capital Shares sold................................               1,559            205,069                  89            25,359
Prepaid expenses......................................               1,993             --                --                 --


                                          Total Assets          10,396,991        297,111,082          36,475,764         5,131,939

Liabilities
Accrued expenses......................................              --                 15,421                 681             3,379
Payables:
   Investment securities purchased....................              --              9,446,808          10,549,387            97,940
   Capital Shares reacquired..........................                 133            968,263               1,780               --
Variation margin on futures contracts (Note 7)........              --                 --                  --                  --


                                     Total Liabilities                 133         10,430,492          10,551,848           101,319

Net Assets Applicable to Outstanding Shares    .......         $10,396,858       $286,680,590         $25,923,916        $5,030,620



Net Assets Consist of:
Capital Stock.........................................         $    11,547             83,173        $    24,794       $      6,187
Additional paid-in capital............................          10,734,334        234,945,212         25,498,769          5,970,282
Accumulated undistributed net investment
   income ............................................              --                 10,543               8,465           --
Accumulated undistributed (overdistributed) net
   realized gain (loss) on investment transactions....            (172,480)         7,232,155             634,793          (496,694)
Net unrealized appreciation (depreciation)  of
      investments.....................................            (176,543)        44,409,507            (242,905)         (449,155)
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............              --                 --                --                 --

                                      Total Net Assets         $10,396,858       $286,680,590         $25,923,916        $5,030,620



Capital Stock (par value: $.01  a share)
Shares authorized.....................................         100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................           1,154,656          8,317,335           2,479,357           618,682

Net Asset Value Per Share   ..........................               $9.00             $34.47              $10.46             $8.13



                                                               MidCap              Money              Real
                                                                Value             Market             Estate
                                                               Account            Account            Account


Investment in securities -- at cost...................         $5,973,195       $110,242,479       $15,080,991



Assets
Investment in securities -- at value (Notes 4 & 8)....         $7,334,377       $110,242,479       $17,594,677
Cash ..........................................                   418,868              6,182           322,665
Receivables:
   Dividends and interest.............................              4,167            270,412           104,641
   Investment securities sold.........................             28,341          4,525,577           --
   Capital Shares sold................................            --                 --                 42,185
Prepaid expenses......................................            --                 --                 --


                                          Total Assets          7,785,753        115,044,650        18,064,168

Liabilities
Accrued expenses......................................            --                   8,746             3,186
Payables:
   Investment securities purchased....................             46,505               --                 --
   Capital Shares reacquired..........................                 11            326,079           800,000
Variation margin on futures contracts (Note 7)........               --                 --                 --


                                     Total Liabilities             46,516            334,825           803,186

Net Assets Applicable to Outstanding Shares    .......         $7,739,237       $114,709,825       $17,260,982



Net Assets Consist of:
Capital Stock.........................................         $    6,159       $  1,147,098       $    16,770
Additional paid-in capital............................          6,265,573        113,562,727        16,406,712
Accumulated undistributed net investment
   income ............................................            --                 --                 13,005
Accumulated undistributed (overdistributed) net
   realized gain (loss) on investment transactions....            106,323            --             (1,689,191)
Net unrealized appreciation (depreciation)  of
      investments.....................................          1,361,182            --              2,513,686
Net unrealized depreciation on translation of assets
   and liabilities in foreign currencies..............            --                 --                --

                                      Total Net Assets         $7,739,237       $114,709,825       $17,260,982



Capital Stock (par value: $.01  a share)
Shares authorized.....................................        100,000,000        500,000,000       100,000,000
Shares issued and outstanding.........................            615,850        114,709,825         1,677,010

Net Asset Value Per Share   ..........................             $12.57              $1.00            $10.29



December 31, 2000

STATEMENTS OF ASSETS AND LIABILITIES (Continued)




                                                                                  SmallCap           SmallCap
                                                              SmallCap             Growth              Value            Utilities
                                                               Account             Account            Account            Account


Investment in securities -- at cost...................        $35,331,118        $66,677,518        $13,988,619        $37,246,059



Assets
Investment in securities -- at value (Note 4).........        $29,313,178        $64,238,447        $16,733,727        $43,612,357
Cash ..........................................100,001          4,177,138            527,931            101,542
Receivables:
   Dividends and interest.............................             25,630             40,472             25,656             53,540
   Investment securities sold.....                                531,091            183,758            --                  --
   Capital Shares sold................................             56,823             49,819             77,099            106,887

                                          Total Assets         30,026,723         68,689,634         17,364,413         43,874,326

Liabilities
Accrued expenses......................................              2,980              7,534              6,164              3,116
Payables:
   Investment securities purchased....................             17,231            256,555            --                 138,880
   Capital Shares reacquired..........................                 18              4,664            --                   7,130

                                     Total Liabilities             20,229            268,753              6,164            149,126


Net Assets Applicable to Outstanding Shares    .......        $30,006,494        $68,420,881        $17,358,249        $43,725,200




Net Assets Consist of:
Capital Stock.........................................       $     38,332      $      43,883       $     15,416       $     35,173
Additional paid-in capital............................         36,502,599         71,900,555         14,721,606         37,458,421
Accumulated undistributed net investment income.......              3,946            --                   4,750             --
Accumulated undistributed (overdistributed) net
   realized gain on investment transactions...........           (520,443)        (1,084,486)          (128,631)          (134,692)
Net unrealized appreciation (depreciation)
   of investments.....................................         (6,017,940)        (2,439,071)         2,745,108          6,366,298

                                      Total Net Assets        $30,006,494        $68,420,881        $17,358,249        $43,725,200



Capital Stock (par value: $.01  a share)
Shares authorized.....................................        100,000,000        100,000,000        100,000,000        100,000,000
Shares issued and outstanding.........................          3,833,218          4,388,286          1,541,593          3,517,342

Net Asset Value Per Share   ..........................              $7.83             $15.59             $11.26             $12.43



Year Ended December 31, 2000, Except as Noted

STATEMENTS OF OPERATIONS



                                                             Aggressive            Asset                                 Blue
                                                               Growth           Allocation          Balanced             Chip
                                                               Account            Account            Account            Account

Net Investment Income
Income:
   Dividends............................................   $   2,916,575       $    643,202       $  1,457,254        $   68,638
   Withholding tax on foreign dividends.................         --                 --                 --                 --
   Interest.............................................         462,694          2,599,764          4,546,759             8,267


                                           Total Income        3,379,269          3,242,966          6,004,013            76,905
Expenses:
   Management and investment advisory fees (Note 3).....       2,983,027            735,367          1,036,453            37,241
   Custodian fees.......................................          21,949             31,626             12,254             3,070
   Directors' fees......................................           6,556              6,408              6,582             6,520
   Other................................................          22,607              4,802             16,415             1,480

                                   Total Gross Expenses        3,034,139            778,203          1,071,704            48,311
Less:  Management and investment
   advisory fees waived (Note 3).......................          --                 --                 --                 --

                                     Total Net Expenses        3,034,139            778,203          1,071,704            48,311

                 Net Investment Income (Operating Loss)          345,130          2,464,763          4,932,309            28,594


Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................      20,617,903          6,039,973          1,114,451          (434,988)
   Foreign currency transactions........................         --                 --                 --                 --
Change in unrealized appreciation/depreciation of:
   Investments .........................................     (72,771,272)        (7,081,050)        (6,146,695)         (286,409)
   Translation of assets and liabilities in
     foreign currencies.................................         --                 --                 --                 --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies      (52,153,369)        (1,041,077)        (5,032,244)         (721,397)

                Net Increase (Decrease) in Net Assets
                            Resulting from Operations       $(51,808,239)       $ 1,423,686          $ (99,935)        $(692,803)


(a) Period from October 24, 2000 (date operations commenced) through December 31, 2000.


                                                                                Capital         Government
                                                              Bond               Value          Securities           Growth
                                                             Account            Account           Account            Account

Net Investment Income
Income:
   Dividends............................................     $ --            $ 5,924,094        $    --            $ 1,437,788
   Withholding tax on foreign dividends.................       --                 --                 --                 --
   Interest.............................................     8,979,714           418,078          8,301,963            138,845


                                           Total Income      8,979,714         6,342,172          8,301,963          1,576,633
Expenses:
   Management and investment advisory fees (Note 3).....       554,376         1,752,707            594,418          1,959,073
   Custodian fees.......................................         2,487             4,619              5,109              7,257
   Directors' fees......................................         6,482             6,556              6,349              6,556
   Other................................................        12,785            18,934             10,533             22,236

                                   Total Gross Expenses        576,130         1,782,816            616,409          1,995,122
Less:  Management and investment
   advisory fees waived (Note 3).......................        --                 --                 --                 --

                                     Total Net Expenses        576,130         1,782,816            616,409          1,995,122

                 Net Investment Income (Operating Loss)      8,403,584         4,559,356          7,685,554           (418,489)


Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................    (5,971,678)       11,880,096           (162,277)        28,764,517
   Foreign currency transactions........................       --                 --                 --                 --
Change in unrealized appreciation/depreciation of:
   Investments .........................................     6,401,980       (13,901,724)         5,568,308        (61,491,545)
   Translation of assets and liabilities in
     foreign currencies.................................       --                 --                 --                 --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies        430,302        (2,021,628)         5,406,031        (32,727,028)

                Net Increase (Decrease) in Net Assets
                            Resulting from Operations      $ 8,833,886       $ 2,537,728        $13,091,585       $(33,145,517)


(a) Period from October 24, 2000 (date operations commenced) through December 31, 2000.



                                                                                                International
                                                              High                                Emerging
                                                              Yield          International         Markets
                                                             Account            Account          Account(a)

Net Investment Income
Income:
   Dividends............................................   $       304        $ 3,007,793          $  10,197
   Withholding tax on foreign dividends.................        --               (298,374)              (651)
   Interest.............................................     1,304,231            660,631             11,957


                                           Total Income      1,304,535          3,370,050             21,503
Expenses:
   Management and investment advisory fees (Note 3).....        79,323          1,669,831             11,032
   Custodian fees.......................................         4,302             84,955              3,003
   Directors' fees......................................         6,482              6,571                801
   Other................................................         1,771             11,709                  8

                                   Total Gross Expenses         91,878          1,773,066             14,844
Less:  Management and investment
   advisory fees waived (Note 3).......................         --                --                   2,828

                                     Total Net Expenses         91,878          1,773,066             12,016

                 Net Investment Income (Operating Loss)      1,212,657          1,596,984              9,487


Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................    (2,233,912)         7,320,848            (68,686)
   Foreign currency transactions........................        --               (215,286)           (2,826)
Change in unrealized appreciation/depreciation of:
   Investments .........................................       416,545        (25,828,488)          (250,237)
   Translation of assets and liabilities in
     foreign currencies.................................        --               (103,080)                (8)

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies     (1,817,367)       (18,826,006)          (321,757)

                Net Increase (Decrease) in Net Assets
                            Resulting from Operations       $ (604,710)      $(17,229,022)         $(312,270)


(a) Period from October 24, 2000 (date operations commenced) through December 31, 2000.

Year Ended December 31, 2000, Except as Noted

STATEMENTS OF OPERATIONS (Continued)



                                                                                                     LargeCap            LargeCap
                                                            International         LargeCap            Growth               Stock
                                                              SmallCap             Growth             Equity               Index
                                                               Account             Account          Account(a)            Account


Net Investment Income
Income:
   Dividends............................................    $    370,799       $     25,048       $      3,301       $    663,788
   Withholding tax on foreign dividends.................         (42,930)            --                 --                  --
   Interest.............................................         317,837             15,458              3,028            149,145


                                           Total Income          645,706             40,506              6,329            812,933
Expenses:
   Management and investment advisory fees (Note 3).....         650,842             83,247              7,559            200,225
   Custodian fees.......................................         124,420              3,468              2,011             55,827
   Directors' fees......................................           6,422              6,520                801              6,520
   Other................................................           3,573              1,605                  8              3,640


                                   Total Gross Expenses          785,257             94,840             10,379            266,212
Less: Management and investment
   advisory fees waived (Note 3)........................         --                   3,916              2,366             35,453

                                     Total Net Expenses          785,257             90,924              8,013            230,759


                 Net Investment Income (Operating Loss)         (139,551)           (50,418)            (1,684)           582,174

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................        (489,916)           216,503           (869,515)          (148,909)
   Foreign currency transactions........................         (71,731)            --                 --                  --
   Futures contracts (Note 7)...........................         --                  --                 --                (70,870)
   Other investment companies...........................         --                  --                 --                  --
Change in unrealized appreciation/depreciation of:
   Investments .........................................      (7,665,865)        (1,157,047)          (240,513)        (6,116,276)
   Futures contracts (Note 7)...........................         --                  --                 --                  3,894
   Translation of assets and liabilities in
     foreign currencies.................................            (134)            --                 --                 --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies       (8,227,646)          (940,544)        (1,110,028)        (6,332,161)

                Net Increase (Decrease) in Net Assets
                              Resulting from Operations      $(8,367,197)      $   (990,962)      $(1,111,712)       $ (5,749,987)


(a) Period from October 24, 2000 (date operations commenced) through December 31, 2000.


                                                                                                                       MidCap
                                                                                                    MidCap             Growth
                                                              MicroCap            MidCap            Growth             Equity
                                                               Account            Account           Account          Account(a)


Net Investment Income
Income:
   Dividends............................................     $  121,449      $  1,672,786         $  198,249          $   1,204
   Withholding tax on foreign dividends.................         --                 --                --                 --
   Interest.............................................         20,731           729,464             46,497              5,365


                                           Total Income         142,180         2,402,250            244,746              6,569
Expenses:
   Management and investment advisory fees (Note 3).....         85,454         1,606,335            178,404              8,307
   Custodian fees.......................................          9,165             9,492             14,237              2,197
   Directors' fees......................................          6,407             6,556              6,399                801
   Other................................................          1,940            30,418              2,402                  8


                                   Total Gross Expenses         102,966         1,652,801            201,442             11,313
Less: Management and investment
   advisory fees waived (Note 3)........................         11,727             --                10,399              2,120

                                     Total Net Expenses          91,239         1,652,801            191,043              9,193


                 Net Investment Income (Operating Loss)          50,941           749,449             53,703             (2,624)

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................        691,929        45,443,949          2,807,056           (496,694)
   Foreign currency transactions........................         --                 --                --                 --
   Futures contracts (Note 7)...........................        (50,832)            --                --                 --
   Other investment companies...........................         --                11,226             --                 --
Change in unrealized appreciation/depreciation of:
   Investments .........................................        130,618        (9,178,108)        (1,709,986)          (449,155)
   Futures contracts (Note 7)...........................         --                 --                --                 --
   Translation of assets and liabilities in
     foreign currencies.................................         --                 --                --                 --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies         771,715        36,277,067          1,097,070           (945,849)

                Net Increase (Decrease) in Net Assets
                              Resulting from Operations        $822,656       $37,026,516        $ 1,150,773          $(948,473)


(a) Period from October 24, 2000 (date operations commenced) through December 31, 2000.



                                                            MidCap              Money               Real
                                                             Value             Market              Estate
                                                            Account            Account             Account


Net Investment Income
Income:
   Dividends............................................    $  63,681         $  --              $  813,014
   Withholding tax on foreign dividends.................      --                 --                  --
   Interest.............................................       14,812          6,842,175             31,584


                                           Total Income        78,493          6,842,175            844,598
Expenses:
   Management and investment advisory fees (Note 3).....       67,281            528,944            120,464
   Custodian fees.......................................        7,386             13,503              4,009
   Directors' fees......................................        6,520              6,249              6,566
   Other................................................        1,593              7,523              2,064


                                   Total Gross Expenses        82,780            556,219            133,103
Less: Management and investment
   advisory fees waived (Note 3)........................        5,699            --                  --

                                     Total Net Expenses        77,081            556,219            133,103


                 Net Investment Income (Operating Loss)         1,412          6,285,956            711,495

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................      629,394            --                (144,410)
   Foreign currency transactions........................      --                 --                  --
   Futures contracts (Note 7)...........................      --                 --                  --
   Other investment companies...........................      --                 --                  86,253
Change in unrealized appreciation/depreciation of:
   Investments .........................................    1,173,713            --               2,980,661
   Futures contracts (Note 7)...........................      --                 --                  --
   Translation of assets and liabilities in
     foreign currencies.................................      --                 --                  --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies     1,803,107            --               2,922,504

                Net Increase (Decrease) in Net Assets
                              Resulting from Operations     1,804,519         $6,285,956         $3,633,999


(a) Period from October 24, 2000 (date operations commenced) through December 31, 2000.


Year Ended December 31, 2000

STATEMENTS OF OPERATIONS (Continued)




                                                                                  SmallCap           SmallCap
                                                              SmallCap             Growth              Value             Utilities
                                                               Account             Account            Account             Account


Net Investment Income
Income:
   Dividends............................................     $    280,423     $       4,176         $   305,937        $   921,726
   Interest.............................................          104,738           356,654              30,301            123,688


                                           Total Income           385,161           360,830             336,238          1,045,414

Expenses:
   Management and investment advisory fees (Note 3).....          275,914           679,498             148,911            211,595
   Custodian fees.......................................            9,234             9,081              24,553              3,376
   Directors' fees......................................            6,407             6,491               6,403              6,481
   Other................................................            2,634             3,093               2,127              2,728


                                   Total Gross Expenses           294,189           698,163             181,994            224,180
Less: Management and investment
   advisory fees waived (Note 3)........................         --                  --                 23,858             --

                                     Total Net Expenses           294,189           698,163             158,136            224,180


                 Net Investment Income (Operating Loss)            90,972          (337,333)            178,102            821,234

Net Realized and Unrealized Gain (Loss) on
Investments
Net realized gain from investment transactions..........        2,329,998         2,480,608           1,222,559            353,840
Change in unrealized appreciation/depreciation of
   investments .........................................       (7,077,097)      (16,580,936)          1,751,714          5,359,506

                           Net Realized and Unrealized
                             Gain (Loss) on Investments        (4,747,099)      (14,100,328)          2,974,273          5,713,346

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations       $(4,656,127)     $(14,437,661)         $3,152,375         $6,534,580


STATEMENTS OF CHANGES IN NET ASSETS




                                                                      Aggressive Growth                    Asset Allocation
                                                                           Account                              Account

                                                                    Year            Year                 Year            Year
                                                                    Ended           Ended                Ended           Ended
                                                                December 31,    December 31,         December 31,    December 31,
                                                                    2000            1999                 2000            1999

Operations
Net investment income (operating loss).................        $     345,130   $     (224,300)      $   2,464,763  $    2,149,639
Net realized gain (loss) from investment transactions..           20,617,903       35,928,978           6,039,973       7,774,018
Change in unrealized appreciation/depreciation
   of investments......................................          (72,771,272)      65,213,176          (7,081,050)      5,375,693

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations          (51,808,239)     100,917,854           1,423,686      15,299,350

Dividends and Distributions to Shareholders
From net investment income.............................              --              --                (2,405,702)     (2,154,921)
Dividends in excess of net investment income...........              --              --                   --              --
From net realized gain on investments..................          (13,285,040)     (23,403,393)         (7,411,530)     (6,653,505)
Excess distribution of net realized gains on
   investments.........................................              --              --                   --              --
Tax return of capital distributions....................              --              --                   --              --

                      Total Dividends and Distributions          (13,285,040)     (23,403,393)         (9,817,232)     (8,808,426)

Capital Share Transactions (Note 5)
Shares sold............................................           66,382,841       70,412,199          17,713,098       8,283,088
Shares issued in reinvestment of dividends
   and distributions...................................           13,285,040       23,403,393           9,657,760       7,743,895
Shares redeemed........................................          (10,498,352)     (16,325,801)        (13,782,534)    (16,896,631)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           69,169,529       77,489,791          13,588,324        (869,648)


                             Total Increase (Decrease)             4,076,250      155,004,252           5,194,778       5,621,276

Net Assets
Beginning of period....................................          379,062,318      224,058,066          89,710,561      84,089,285

End of period [including undistributed (overdistributed)
   net investment income as set forth below]...........         $383,138,568     $379,062,318       $  94,905,339   $  89,710,561

Undistributed (Overdistributed) Net Investment
   Income .............................................         $    345,130     $     --           $     --        $      --


(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.


                                                                         Balanced                             Blue Chip
                                                                          Account                              Account

                                                                    Year           Year                 Year            Period
                                                                    Ended          Ended                Ended            Ended
                                                                December 31,   December 31,         December 31,     December 31,
                                                                    2000           1999                 2000            1999(a)

Operations
Net investment income (operating loss).................       $    4,932,309    $   7,173,286         $   28,594       $   53,354
Net realized gain (loss) from investment transactions..            1,114,451        6,137,003           (434,988)         (31,747)
Change in unrealized appreciation/depreciation
   of investments......................................           (6,146,695)      (8,446,637)          (286,409          278,570

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations              (99,935)       4,863,652           (692,803)         300,177

Dividends and Distributions to Shareholders
From net investment income.............................              --            (7,245,852)           (28,594)         (53,354)
Dividends in excess of net investment income...........              --               (10,394)            --              --
From net realized gain on investments..................              --            (7,861,220)            --              --
Excess distribution of net realized gains on
   investments.........................................              --              (243,460)            --              --
Tax return of capital distributions....................              --              --                     (325)            (492)

                      Total Dividends and Distributions              --           (15,360,926)           (28,919)         (53,846)

Capital Share Transactions (Note 5)
Shares sold............................................           11,444,275       30,775,483          1,107,935        6,284,956
Shares issued in reinvestment of dividends
   and distributions...................................              --            15,360,054             28,919           10,146
Shares redeemed........................................          (53,496,181)     (24,494,245)        (1,316,610)         (87,966)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions          (42,051,906)      21,641,292           (179,756)       6,207,136


                             Total Increase (Decrease)           (42,151,841)      11,144,018           (901,478)       6,453,467

Net Assets
Beginning of period....................................          209,747,312      198,603,294          6,453,467          --

End of period [including undistributed (overdistributed)
   net investment income as set forth below]...........       $  167,595,471     $209,747,312         $5,551,989       $6,453,467

Undistributed (Overdistributed) Net Investment
   Income .............................................       $    4,901,369     $    (11,210)        $  --            $   --


(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.



                                                                          Bond
                                                                         Account

                                                                    Year           Year
                                                                    Ended          Ended
                                                                December 31,   December 31,
                                                                    2000           1999

Operations
Net investment income (operating loss).................         $ 8,403,584    $   8,576,397
Net realized gain (loss) from investment transactions..          (5,971,678)        (389,028)
Change in unrealized appreciation/depreciation
   of investments......................................           6,401,980      (11,581,812)

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations           8,833,886       (3,394,443)

Dividends and Distributions to Shareholders
From net investment income.............................             --            (8,702,169)
Dividends in excess of net investment income...........             --              --
From net realized gain on investments..................             --              --
Excess distribution of net realized gains on
   investments.........................................             --              --
Tax return of capital distributions....................             --              --

                      Total Dividends and Distributions             --             (8,702,169)

Capital Share Transactions (Note 5)
Shares sold............................................           9,167,996       22,315,562
Shares issued in reinvestment of dividends
   and distributions...................................             --             8,702,169
Shares redeemed........................................         (26,852,427)     (15,827,234)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions         (17,684,431)      15,190,497


                             Total Increase (Decrease)           (8,850,545)       3,093,885

Net Assets
Beginning of period....................................         125,066,660      121,972,775

End of period [including undistributed (overdistributed)
   net investment income as set forth below]...........        $116,216,115     $125,066,660

Undistributed (Overdistributed) Net Investment
   Income .............................................        $  8,414,328     $       435


(a) Period from April 15, 1999 (date operations commenced) through December 31, 1999.


STATEMENTS OF CHANGES IN NET ASSETS (Continued)




                                                                        Capital Value                     Government Securities
                                                                           Account                               Account

                                                                    Year            Year                  Year            Year
                                                                    Ended           Ended                 Ended           Ended
                                                                December 31,    December 31,          December 31,    December 31,
                                                                    2000            1999                  2000            1999

Operations
Net investment income (operating loss).................       $    4,559,356   $    8,240,632       $   7,685,554    $   8,781,791
Net realized gain (loss) from investment and
   foreign currency transactions.......................           11,880,096       28,203,265            (162,277)          56,873
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................          (13,901,724)     (53,910,054)          5,568,308       (9,257,079)

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations            2,537,728      (17,466,157)         13,091,585         (418,415)

Dividends and Distributions to Shareholders
From net investment income.............................           (4,521,969)      (8,380,269)            --            (8,912,447)
Dividends in excess of net investment income...........              --                 --                --                --
From net realized gain on investments and foreign
   currency transactions...............................           (1,364,473)     (32,879,252)            --               --
Excess distribution of net realized gains on
   investments and foreign currency transactions.......              --            (9,290,749)            --               --
Tax return of capital distributions....................              --                (3,567)            --               --


                      Total Dividends and Distributions           (5,886,442)     (50,553,837)            --            (8,912,447)

Capital Share Transactions (Note 5)
Shares sold............................................           18,437,280       41,555,654          10,936,365       24,153,463
Shares issued in reinvestment of dividends
   and distributions...................................            5,886,442       50,392,205             --             8,912,447
Shares redeemed........................................         (105,576,823)     (41,724,892)        (34,777,814)     (27,264,804)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions          (81,253,101)      50,222,967         (23,841,449)       5,801,106

                             Total Increase (Decrease)           (84,601,815)     (17,797,027)        (10,749,864)      (3,529,756)

Net Assets
Beginning of year......................................          367,926,766      385,723,793         137,787,470      141,317,226

End of year [including undistributed (overdistributed)
   net investment income as set forth below]...........       $  283,324,951     $367,926,766        $127,037,606     $137,787,470



Undistributed (Overdistributed) Net Investment
   Income  ............................................       $       37,387   $     --             $   7,685,553    $      13,699



                                                                          Growth                                High Yield
                                                                          Account                                 Account

                                                                    Year           Year                    Year             Year
                                                                    Ended          Ended                   Ended            Ended
                                                                December 31,   December 31,            December 31,     December 31,
                                                                    2000           1999                    2000             1999

Operations
Net investment income (operating loss).................        $    (418,489)   $   2,040,052         $   1,212,657    $  1,197,302
Net realized gain (loss) from investment and
   foreign currency transactions.......................           28,764,517       37,694,571            (2,233,912)       (593,513)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................          (61,491,545)       7,380,568               416,545        (350,732)

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations          (33,145,517)      47,115,191              (604,710)        253,057

Dividends and Distributions to Shareholders
From net investment income.............................             --             (2,019,736)           (1,128,604)     (1,222,012)
Dividends in excess of net investment income...........             --                --                   (157,943)        (48,020)
From net realized gain on investments and foreign
   currency transactions...............................          (66,459,089)      (1,365,000)               --             --
Excess distribution of net realized gains on
   investments and foreign currency transactions.......           (6,306,106)        --                      --             --
Tax return of capital distributions....................             --               --                      --             --


                      Total Dividends and Distributions          (72,765,195)      (3,384,736)           (1,286,547)     (1,270,032)

Capital Share Transactions (Note 5)
Shares sold............................................           30,608,749       55,919,566               207,207         375,171
Shares issued in reinvestment of dividends
   and distributions...................................           72,556,065        3,365,051             1,286,547       1,270,031
Shares redeemed........................................          (48,374,002)     (16,961,092)             (202,059)       (993,134)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           54,790,812       42,323,525             1,291,695         652,068

                             Total Increase (Decrease)           (51,119,900)      86,053,980              (599,562)       (364,907)

Net Assets
Beginning of year......................................          345,881,593      259,827,613            13,677,725      14,042,632

End of year [including undistributed (overdistributed)
   net investment income as set forth below]...........         $294,761,693     $345,881,593         $  13,078,163     $13,677,725



Undistributed (Overdistributed) Net Investment
   Income  ............................................         $     --         $     20,316         $     (47,404)    $   (84,053)



                                                                        International
                                                                            Account

                                                                       Year           Year
                                                                       Ended          Ended
                                                                   December 31,   December 31,
                                                                       2000           1999

Operations
Net investment income (operating loss).................         $    1,596,984     $  5,217,374
Net realized gain (loss) from investment and
   foreign currency transactions.......................              7,105,562       12,581,615
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................            (25,931,568)      22,634,156

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations            (17,229,022)      40,433,145

Dividends and Distributions to Shareholders
From net investment income.............................             (1,360,804)      (5,097,167)
Dividends in excess of net investment income...........                 --               --
From net realized gain on investments and foreign
   currency transactions...............................             (4,555,592)     (15,868,120)
Excess distribution of net realized gains on
   investments and foreign currency transactions.......             (3,094,690)      (2,783,514)
Tax return of capital distributions....................                  --              --


                      Total Dividends and Distributions             (9,011,086)     (23,748,801)

Capital Share Transactions (Note 5)
Shares sold............................................             29,829,921       17,339,054
Shares issued in reinvestment of dividends
   and distributions...................................              9,008,906       23,563,847
Shares redeemed........................................            (19,393,805)     (13,939,684)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions             19,445,022       26,963,217

                             Total Increase (Decrease)              (6,795,086)      43,647,561

Net Assets
Beginning of year......................................            197,235,476      153,587,915

End of year [including undistributed (overdistributed)
   net investment income as set forth below]...........           $190,440,390     $197,235,476



Undistributed (Overdistributed) Net Investment
   Income  ............................................           $   (372,207)    $    (68,786)



STATEMENTS OF CHANGES IN NET ASSETS (Continued)




                                                                   International Emerging               International SmallCap
                                                                       Markets Account                          Account

                                                                           Period                        Year             Year
                                                                            Ended                        Ended            Ended
                                                                        December 31,                 December 31,     December 31,
                                                                           2000(a)                       2000             1999

Operations
Net investment income (operating loss).................                  $     9,487                $    (139,551)   $    (58,771)
Net realized gain (loss) from investment and
   foreign currency transactions.......................                      (71,512)                    (561,647)      4,970,503
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................                     (250,245)                  (7,665,999)     11,523,072

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations                     (312,270)                  (8,367,197)     16,434,804

Dividends and Distributions to Shareholders
From net investment income.............................                       (8,144)                      --             --
From net realized gain on investments and foreign
   currency transactions...............................                      --                        (2,356,898)     (1,673,285)
Excess distribution of net realized gains on
   investments and foreign currency transactions.......                      --                          (487,025)              --
Tax return of capital distributions....................                      --                            (1,037)              --


                      Total Dividends and Distributions                       (8,144)                  (2,844,960)     (1,673,285)

Capital Share Transactions (Note 5)
Shares sold............................................                    5,215,736                   42,892,939      12,265,656
Shares issued in reinvestment of dividends
   and distributions...................................                        8,144                    2,718,661         940,385
Shares redeemed........................................                      (20,729)                 (24,416,599)     (1,002,938)

                             Net Increase in Net Assets
                        from Capital Share Transactions                    5,203,151                   21,195,001      12,203,103

                                         Total Increase                    4,882,737                    9,982,844      26,964,622

Net Assets
Beginning of period....................................                      --                        40,039,774      13,075,152

End of period (including overdistributed net investment
   income as set forth below)..........................                   $4,882,737                $  50,022,618     $40,039,774



Overdistributed Net Investment Income      ............                   $   (1,483)               $      --        $    --




(a) Period from October 24, 2000 (date operations commenced) through December 31, 2000.
(b) Period from April 15, 1999 (date operations commenced) through December 31, 1999.


                                                                         LargeCap Growth                     LargeCap Growth Equity
                                                                             Account                                 Account

                                                                       Year          Period                          Period
                                                                       Ended          Ended                           Ended
                                                                   December 31,   December 31,                    December 31,
                                                                       2000          1999(b)                         2000(a)

Operations
Net investment income (operating loss).................            $    (50,418)   $   (15,019)                   $     (1,684)
Net realized gain (loss) from investment and
   foreign currency transactions.......................                 216,503       (212,486)                       (869,515)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................              (1,157,047)     1,923,860                        (240,513)

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations                (990,962)     1,696,355                      (1,111,712)

Dividends and Distributions to Shareholders
From net investment income.............................                 --              --                             --
From net realized gain on investments and foreign
   currency transactions...............................                 --              --                             --
Excess distribution of net realized gains on
   investments and foreign currency transactions.......                 --              --                             --
Tax return of capital distributions....................                 --              --                             --


                      Total Dividends and Distributions                 --              --                             --

Capital Share Transactions (Note 5)
Shares sold............................................               1,486,508      5,359,054                       5,344,648
Shares issued in reinvestment of dividends
   and distributions...................................                 --              --                             --
Shares redeemed........................................                (141,308)       (10,778)                            (83)

                             Net Increase in Net Assets
                        from Capital Share Transactions               1,345,200      5,348,276                       5,344,565

                                         Total Increase                 354,238      7,044,631                       4,232,853

Net Assets
Beginning of period....................................               7,044,631          --                              --

End of period (including overdistributed net investment
   income as set forth below)..........................              $7,398,869     $7,044,631                    $  4,232,853



Overdistributed Net Investment Income      ............              $    --        $     --                       $     --




(a) Period from October 24, 2000 (date operations commenced) through December 31, 2000.
(b) Period from April 15, 1999 (date operations commenced) through December 31, 1999.


STATEMENTS OF CHANGES IN NET ASSETS (Continued)







                                                                    LargeCap Stock Index                        MicroCap
                                                                           Account                               Account

                                                                     Year          Period                 Year             Year
                                                                     Ended          Ended                 Ended            Ended
                                                                 December 31,   December 31,          December 31,     December 31,
                                                                     2000          1999(a)                2000             1999

Operations
Net investment income .................................         $     582,174   $     252,298         $     50,941     $    12,885
Net realized gain (loss) from investment transactions..              (219,779)        381,179              641,097        (531,506)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................            (6,112,382)      2,962,897              130,618         432,502

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations            (5,749,987)      3,596,374              822,656         (86,119)

Dividends and Distributions to Shareholders
From net investment income.............................              (577,316)       (251,839)             (50,940)         (9,327)
From net realized gain on investments and foreign
   currency transactions...............................               (55,246)       (325,933)              --              --
Excess distribution of net realized gains on
   investments and foreign currency transactions.......              (225,122)       --                     --              --
Tax return of capital distributions....................               --             --                       (459)         --


                      Total Dividends and Distributions              (857,684)       (577,772)             (51,399)         (9,327)

Capital Share Transactions (Note 5)
Shares sold............................................            30,386,338      43,343,872            4,161,982       1,463,056
Shares issued in reinvestment of dividends
   and distributions...................................               754,102         431,172               51,399           3,428
Shares redeemed........................................           (10,994,732)       (705,324)          (1,005,448)       (336,969)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions            20,145,708      43,069,720            3,207,933       1,129,515

                                         Total Increase            13,538,037      46,088,322            3,979,190       1,034,069

Net Assets
Beginning of period....................................            46,088,322        --                  6,417,668       5,383,599

End of period (including undistributed net investment
   income as set forth below)..........................         $  59,626,359   $  46,088,322         $ 10,396,858      $6,417,668



Undistributed Net Investment Income     ...............         $        4,858  $         459         $     --         $     3,558


(a) Period from April 22, 1999 (date operations commenced) through December 31, 1999.



                                                                         MidCap                             MidCap Growth
                                                                         Account                               Account

                                                                   Year           Year                  Year             Year
                                                                   Ended          Ended                 Ended            Ended
                                                               December 31,   December 31,          December 31,     December 31,
                                                                   2000           1999                  2000             1999

Operations
Net investment income .................................        $    749,449   $    793,259           $     53,703      $    27,776
Net realized gain (loss) from investment transactions..          45,455,175     19,365,345              2,807,056          731,050
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................          (9,178,108)     9,954,987             (1,709,986)         597,863

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations          37,026,516     30,113,591              1,150,773        1,356,689

Dividends and Distributions to Shareholders
From net investment income.............................            (738,906)      (800,858)               (45,238)         (24,552)
From net realized gain on investments and foreign
   currency transactions...............................         (51,094,509)   (12,036,219)            (2,169,212)            --
Excess distribution of net realized gains on
   investments and foreign currency transactions.......              --              --                   --                  --
Tax return of capital distributions....................              --              --                   --                  --


                      Total Dividends and Distributions         (51,833,415)   (12,837,077)            (2,214,450)         (24,552)

Capital Share Transactions (Note 5)
Shares sold............................................          19,934,264     14,176,495             11,982,717        5,139,121
Shares issued in reinvestment of dividends
   and distributions...................................          51,764,109     12,769,908              2,214,450           15,052
Shares redeemed........................................         (32,560,709)   (41,343,300)            (1,473,869)        (755,526)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions          39,137,664    (14,396,897)            12,723,298        4,398,647

                                         Total Increase          24,330,765      2,879,617             11,659,621        5,730,784

Net Assets
Beginning of period....................................         262,349,825    259,470,208             14,264,295        8,533,511

End of period (including undistributed net investment
   income as set forth below)..........................        $286,680,590   $262,349,825            $25,923,916      $14,264,295



Undistributed Net Investment Income     ...............        $     10,543    $    --                $     8,465      $     3,224



(a) Period from April 22, 1999 (date operations commenced) through December 31, 1999.


STATEMENTS OF CHANGES IN NET ASSETS (Continued)








                                                                    MidCap Growth Equity                    MidCap Value
                                                                           Account                             Account

                                                                           Period                       Year           Period
                                                                            Ended                       Ended           Ended
                                                                        December 31,                December 31,    December 31,
                                                                           2000(a)                      2000           1999(b)

Operations
Net investment income (operating loss).................                  $    (2,624)                $     1,412      $     9,504
Net realized gain (loss) from investment transactions..                     (496,694)                    629,394          502,244
Change in unrealized appreciation/depreciation
   of investments .....................................                     (449,155)                  1,173,713          187,469

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations                     (948,473)                  1,804,519          699,217

Dividends and Distributions to Shareholders
From net investment income.............................                     --                            (1,412)          (9,504)

Dividends in excess of net investment income...........                     --                            (1,494)            (200)
From net realized gain on investments..................                     --                          (907,190)        (116,388)

                      Total Dividends and Distributions                     --                          (910,096)        (126,092)


Capital Share Transactions (Note 5)
Shares sold............................................                    5,979,139                     193,535        5,179,418
Shares issued in reinvestment of dividends
   and distributions...................................                     --                           910,096            3,943
Shares redeemed........................................                          (46)                    (14,459)            (844)

                 Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions                    5,979,093                   1,089,172        5,182,517


                             Total Increase (Decrease)                     5,030,620                   1,983,595        5,755,642

Net Assets
Beginning of period....................................                     --                         5,755,642         --

End of period (including undistributed net investment
    income as set forth below).........................                   $5,030,620                 $ 7,739,237       $5,755,642




Undistributed Net Investment Income     ...............                   $  --                       $   --           $  --



(a) Period from October 24, 2000 (date operations commenced) through December 31, 2000.
(b) Period from April 22, 1999 (date operations commenced) through December 31, 1999.


                                                                        Money Market                          Real Estate
                                                                           Account                              Account

                                                                     Year           Year                 Year             Year
                                                                     Ended          Ended                Ended            Ended
                                                                 December 31,   December 31,         December 31,     December 31,
                                                                     2000           1999                 2000             1999

Operations
Net investment income (operating loss).................         $    6,285,956   $  4,231,004        $    711,495      $   545,284
Net realized gain (loss) from investment transactions..               --              --                  (58,157)      (1,459,133)
Change in unrealized appreciation/depreciation
   of investments .....................................               --              --                2,980,661          390,875

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations             6,285,956       4,231,004           3,633,999         (522,974)

Dividends and Distributions to Shareholders
From net investment income.............................            (6,285,956)     (4,231,004)           (709,314)        (571,628)

Dividends in excess of net investment income...........               --              --                   --              --
From net realized gain on investments..................               --              --                   --              --

                      Total Dividends and Distributions            (6,285,956)     (4,231,004)           (709,314)        (571,628)


Capital Share Transactions (Note 5)
Shares sold............................................           133,086,321     119,049,917           6,834,130        1,094,954
Shares issued in reinvestment of dividends
   and distributions...................................             6,285,956       4,228,174             709,314          120,628
Shares redeemed........................................          (145,586,162)    (85,617,203)         (3,767,431)        (469,452)

                 Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions            (6,213,885)     37,660,888           3,776,013          746,130


                             Total Increase (Decrease)             (6,213,885)     37,660,888           6,700,698         (348,472)

Net Assets
Beginning of period....................................           120,923,710      83,262,822          10,560,284       10,908,756

End of period (including undistributed net investment
    income as set forth below).........................          $114,709,825    $120,923,710         $17,260,982      $10,560,284




Undistributed Net Investment Income     ...............          $   --          $     --             $    13,005      $    21,800



(a) Period from October 24, 2000 (date operations commenced) through December 31, 2000.
(b) Period from April 22, 1999 (date operations commenced) through December 31, 1999.





STATEMENTS OF CHANGES IN NET ASSETS (Continued)







                                                                          SmallCap                          SmallCap Growth
                                                                           Account                              Account

                                                                    Year           Year                  Year           Year
                                                                    Ended          Ended                 Ended          Ended
                                                                December 31,   December 31,          December 31,   December 31,
                                                                    2000           1999                  2000           1999

Operations
Net investment income (operating loss).................         $     90,972   $      8,236        $    (337,333)   $     (94,372)
Net realized gain from investment transactions.........            2,329,998      4,522,953            2,480,608        2,142,989
Change in unrealized appreciation/depreciation of
   investments.........................................           (7,077,097)     2,652,903          (16,580,936)      12,830,588

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           (4,656,127)     7,184,092          (14,437,661)      14,879,205

Dividends and Distributions to Shareholders
From net investment income.............................              (87,026)        (8,617)             --           --
From net realized gain on investments..................           (4,538,491)    (2,243,300)          (3,412,828)        (377,219)
(137,455)
Excess distribution of net realized gains on
   investments.........................................             (520,258)       --                  (994,316)         --
Tax return of capital distributions....................              --             --                   --               --

                      Total Dividends and Distributions           (5,145,775)    (2,251,917)          (4,407,144)        (377,219)


Capital Share Transactions (Note 5)
Shares sold............................................           14,991,446      9,247,605           57,527,403       17,228,800
Shares issued in reinvestment of dividends
   and distributions...................................            3,734,900      1,257,617            4,233,144          279,819
Shares redeemed........................................           (5,027,593)    (1,422,059)         (14,170,042)        (798,052)

                        Net Increase in Net Assets from
                             Capital Share Transactions           13,698,753      9,083,163           47,590,505       16,710,567


                                        Total Increase             3,896,851     14,015,338           28,745,700       31,212,553

Net Assets
Beginning of year......................................           26,109,643     12,094,305           39,675,181        8,462,628

End of year (including undistributed net investment
   income as set forth below)..........................          $30,006,494    $26,109,643        $  68,420,881      $39,675,181




Undistributed Net Investment Income      ..............          $     3,946    $        91        $     --         $     --


                                                                       SmallCap Value                          Utilities
                                                                           Account                              Account

                                                                   Year            Year                  Year            Year
                                                                   Ended           Ended                 Ended           Ended
                                                               December 31,    December 31,          December 31,    December 31,
                                                                   2000            1999                  2000            1999

Operations
Net investment income (operating loss).................          $    178,102  $      70,538        $     821,234    $    632,538
Net realized gain from investment transactions.........             1,222,559        490,603              353,840         539,988
Change in unrealized appreciation/depreciation of
   investments.........................................             1,751,714      1,306,560            5,359,506        (571,384)

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations             3,152,375      1,867,701            6,534,580         601,142

Dividends and Distributions to Shareholders
From net investment income.............................              (173,352)       (70,821)            (821,465)       (631,032)
From net realized gain on investments..................            (1,214,162)      --                   (740,932)
(137,455)
Excess distribution of net realized gains on
   investments.........................................              (128,631)      --                   (134,361)        --
Tax return of capital distributions....................             --              --                       (423)        --

                      Total Dividends and Distributions            (1,516,145)       (70,821)          (1,697,181)       (768,487)


Capital Share Transactions (Note 5)
Shares sold............................................             5,169,696      2,845,395           10,940,511      12,923,415
Shares issued in reinvestment of dividends
   and distributions...................................             1,516,145         38,121            1,203,946         488,387
Shares redeemed........................................            (2,044,279)      (495,325)          (3,940,802)       (858,385)

                        Net Increase in Net Assets from
                             Capital Share Transactions             4,641,562      2,388,191            8,203,655      12,553,417


                                        Total Increase              6,277,792      4,185,071           13,041,054      12,386,072

Net Assets
Beginning of year......................................            11,080,457      6,895,386           30,684,146      18,298,074

End of year (including undistributed net investment
   income as set forth below)..........................           $17,358,249    $11,080,457          $43,725,200     $30,684,146




Undistributed Net Investment Income      ..............           $     4,750    $     1,583          $    --         $     1,506


NOTES TO FINANCIAL STATEMENTS



PRINCIPAL VARIABLE CONTRACTS FUND, INC.

   Aggressive Growth Account
   Asset Allocation Account
   Balanced Account
   Blue Chip Account
   Bond Account
   Capital Value Account
   Government Securities Account
   Growth Account
   High Yield Account
   International Account
   International Emerging Markets Account
   International SmallCap Account
   LargeCap Growth Account
   LargeCap Growth Equity Account
   LargeCap Stock Index Account
   MicroCap Account
   MidCap Account
   MidCap Growth Account
   MidCap Growth Equity Account
   MidCap Value Account
   Money Market Account
   Real Estate Account
   SmallCap Account
   SmallCap Growth Account
   SmallCap Value Account
   Utilities Account

Note 1 -- Significant Accounting Policies

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. The Fund currently consists of 26 accounts (Aggressive Growth Account, Asset Allocation Account, Balanced Account, Blue Chip Account, Bond Account, Capital Value Account, Government Securities Account, Growth Account, High Yield Account, International Account, International Emerging Markets Account, International SmallCap Account, LargeCap Growth Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, MicroCap Account, MidCap Account, MidCap Growth Account, MidCap Growth Equity Account, MidCap Value Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, and Utilities Account) (known as the "Accounts").

Effective October 24, 2000, the name of the Stock Index 500 Account was changed to LargeCap Stock Index Account. In addition, on October 24, 2000, the initial purchases of 500,000 shares of the International Emerging Markets Account, LargeCap Growth Equity Account and the MidCap Growth Equity Account were made by Principal Life Insurance Company.

The Accounts (with the exception of the Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock
Exchange and would therefore not be reflected in the computation of each account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders do not have access to the account.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International, International Emerging Markets and International SmallCap Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

With  respect  to  the   International,   International   Emerging  Markets  and
International SmallCap Accounts, the value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Accounts record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis.

With respect to the International, International Emerging Markets and International SmallCap Accounts, net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The Accounts (with the exception of International, International Emerging Markets and International SmallCap Accounts) may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

With respect to the Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carryforwards, returns of capital, futures and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supercedes a previous version of the AICPA Audit and Accounting Guide for Investment
Companies and Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The Guide is effective for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.

At December 31, 2000, the following Accounts had approximate net capital loss carryforwards as follows:

                                                                               Government                          International
              Net Capital Loss               Blue Chip          Bond           Securities       High Yield       Emerging Markets
          Carryforwards Expire In:            Account          Account           Account          Account             Account

                    2001                    $   --           $   --            $  --            $  246,000             $ --
                    2002                        --               --              274,000           114,000               --
                    2003                        --               --               41,000            49,000               --
                    2004                        --               --                --               --                   --
                    2005                        --               --                --               --                   --
                    2006                        --               --               14,000            --                   --
                    2007                       32,000           414,000           --               751,000               --
                    2008                      412,000         5,923,000          162,000         1,794,000               2,000

                                             $444,000        $6,337,000         $491,000        $2,954,000              $2,000



                                             LargeCap         LargeCap                            MidCap
              Net Capital Loss             Growth Equity     Stock Index        MicroCap       Growth Equity        Real Estate
          Carryforwards Expire In:            Account          Account           Account          Account             Account

                    2006                     $  --            $  --            $    --             $  --           $   137,000
                    2007                        --               --              113,000              --               745,000
                    2008                       28,000           286,000             --              8,000              807,000

                                              $28,000          $286,000         $113,000           $8,000           $1,689,000


Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each account's average daily net assets. The annual rate used in this calculation for the Accounts is as follows:


                                                           Net Assets Value of Accounts
                                                                   (in millions)

                                                     First    Next     Next     Next    Over
                                                     $100     $100     $100     $100    $400

     Aggressive Growth Account                        .80%     .75%     .70%     .65%    .60%
     Asset Allocation Account                         .80      .75      .70      .65     .60
     Balanced Account                                 .60      .55      .50      .45     .40
     Bond Account                                     .50      .45      .40      .35     .30
     Government Securities Account                    .50      .45      .40      .35     .30
     High Yield Account                               .60      .55      .50      .45     .40
     International SmallCap Account                  1.20     1.15     1.10     1.05    1.00
     MicroCap Account                                1.00      .95      .90      .85     .80
     MidCap Account                                   .65      .60      .55      .50     .45
     MidCap Growth Account                            .90      .85      .80      .75     .70
     Money Market Account                             .50      .45      .40      .35     .30
     Real Estate Account                              .90      .85      .80      .75     .70
     SmallCap Account                                 .85      .80      .75      .70     .65
     SmallCap Growth Account                         1.00      .95      .90      .85     .80
     SmallCap Value Account                          1.10     1.05     1.00      .95     .90
     Utilities Account                                .60      .55      .50      .45     .40

                                                            Net Assets Value of Accounts
                                                                    (in millions)

                                                     First    Next     Next     Next      Over
                                                     $250     $250     $250     $250    $1,000

     Blue Chip Account                                .60%     .55%     .50%     .45%     .40%
     Capital Value Account                            .60      .55      .50      .45      .40
     Growth Account                                   .60      .55      .50      .45      .40
     International Account                            .85      .80      .75      .70      .65
     International Emerging Markets Account          1.25     1.20     1.15     1.10     1.05
     LargeCap Growth Account                         1.10     1.05     1.00      .95      .90
     MidCap Value Account                            1.05     1.00      .95      .90      .85

                                                                    Overall Fee

     LargeCap Growth Equity Account                                    1.00%
     LargeCap Stock Index Account                                       .35
     MidCap Growth Equity Account                                      1.00


The Manager voluntarily waives a portion of its fee for certain Accounts. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the reporting period. The amounts waived and the operating expense limits, which were maintained at or below that shown, are as follows:

                                                                       Amount Waived

                                                      Periods Ended                           Expense
                                                    December 31, 2000                          Limit

     International Emerging Markets Account            $   2,828                              1.35%
     LargeCap Growth Account                               3,916                              1.20
     LargeCap Growth Equity Account                        2,366                              1.10
     LargeCap Stock Index Account                         35,453                               .40
     MicroCap Account                                     11,727                              1.06
     MidCap Growth Account                                10,399                               .96
     MidCap Growth Equity Account                          2,120                              1.10
     MidCap Value Account                                  5,699                              1.20
     SmallCap Growth Account                                --                                1.06
     SmallCap Value Account                               23,858                              1.16

No brokerage commissions were paid by the Fund to Princor Financial Services Corporation during the periods. Brokerage commissions were paid to other affiliates by the following accounts:

                                                      Periods Ended                        Periods Ended
                                                    December 31, 2000                    December 31, 1999

     Aggressive Growth Account                          $100,322                             $79,526
     Asset Allocation Account                              5,999                              16,160
     Balanced Account                                     16,531                              17,821
     Blue Chip Account                                     1,659                               5,010
     Capital Value Account                               153,776                              61,919
     Growth Account                                       27,459                              40,281
     International Account                               178,581                              95,413
     International Emerging Markets Account                  449                                 --
     International SmallCap Account                       31,991                              38,098
     LargeCap Growth Account                                 447                                 701
     LargeCap Growth Equity Account                           95                                 --
     LargeCap Stock Index Account                           --                                    23
     MicroCap Account                                      2,185                               3,481
     MidCap Account                                       96,191                              36,480
     MidCap Growth Account                                 4,202                               2,732
     MidCap Growth Equity Account                            540                                 --
     MidCap Value Account                                 17,511                              12,572
     Real Estate Account                                   2,347                               9,240
     SmallCap Account                                     10,179                               3,430
     SmallCap Growth Account                               1,347                                 702
     SmallCap Value Account                               14,225                               1,307
     Utilities Account                                    14,647                               3,135

With respect to the MicroCap Account, on July 31, 2000, the brokerage commissions on investment transactions executed in conjunction with a change in the fund manager were not charged to the account. Absent such undertaking, the cost of these investment securities and the unrealized loss would have increased by $30,936. The per share effect of these transactions was $0.03.

All of the shares of the Fund are owned by Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company.


Note 4 - Investment Transactions

For the periods ended December 31, 2000, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows:

                                       Purchases         Sales                                           Purchases         Sales

   Aggressive Growth Account          $336,736,209   $281,542,256      LargeCap Growth Equity Account  $  7,377,981   $   2,204,124
   Asset Allocation Account             50,552,169     47,901,901      LargeCap Stock Index Account      31,311,803       6,014,966
   Balanced Account                    109,386,347    146,559,317      MicroCap Account                  18,229,157      14,732,542
   Blue Chip Account                     5,401,189      5,865,551      MidCap Account                   359,763,127     380,413,182
   Bond Account                         80,245,629     90,672,140      MidCap Growth Account             41,965,552      31,474,682
   Capital Value Account               421,074,737    500,370,281      MidCap Growth Equity Account       8,285,732       2,750,347
   Government Securities Account         5,055,321     24,146,138      MidCap Value Account              14,070,254      13,905,571
   Growth Account                      279,451,041    299,109,096      Real Estate Account                9,327,969       5,797,090
   High Yield Account                   23,874,710     22,406,205      SmallCap Account                  50,739,737      41,958,935
   International Account               194,663,456    187,396,499      SmallCap Growth Account           98,319,752      55,354,256
   International Emerging Markets Account5,211,242        449,719      SmallCap Value Account            21,097,321      17,539,181
   International SmallCap Account      156,354,613    141,377,160      Utilities Account                 56,431,191      50,134,539
   LargeCap Growth Account               2,480,294      1,775,018

At December 31, 2000, net unrealized appreciation (depreciation) of investments by the Accounts was composed of the following:

                                                                                                  Net Unrealized
                                                                                                   Appreciation
                                                                Gross Unrealized                  (Depreciation)

                                                    Appreciation          (Depreciation)          of Investments


     Aggressive Growth Account                            $79,535,251      $(46,054,396)            $33,480,855
     Asset Allocation Account                              13,704,145        (6,546,692)              7,157,453
     Balanced Account                                      22,230,650       (16,279,515)              5,951,135
     Blue Chip Account                                        706,299          (714,138)                 (7,839)
     Bond Account                                           2,414,003        (3,250,046)               (836,043)
     Capital Value Account                                 36,492,118       (12,079,922)             24,412,196
     Government Securities Account                          2,537,918          (470,674)              2,067,244
     Growth Account                                        54,661,424       (34,219,198)             20,442,226
     High Yield Account                                       133,858          (870,856)               (736,998)
     International Account                                 26,277,933       (13,400,931)             12,877,002
     International Emerging Markets Account                   212,027          (462,264)               (250,237)
     International SmallCap Account                         6,641,825        (3,526,649)              3,115,176
     LargeCap Growth Account                                1,439,609          (672,796)                766,813
     LargeCap Growth Equity Account                           232,157          (472,670)               (240,513)
     LargeCap Stock Index Account                           8,007,433       (11,156,918)             (3,149,485)
     MicroCap Account                                       1,328,947        (1,505,490)               (176,543)
     MidCap Account                                        54,504,683       (10,095,176)             44,409,507
     MidCap Growth Account                                  2,408,265        (2,651,170)               (242,905)
     MidCap Growth Equity Account                             313,333          (762,488)               (449,155)
     MidCap Value Account                                   1,426,272           (65,090)              1,361,182
     Real Estate Account                                    2,672,369          (158,683)              2,513,686
     SmallCap Account                                       3,864,242        (9,882,182)             (6,017,940)
     SmallCap Growth Account                               10,817,922       (13,256,993)             (2,439,071)
     SmallCap Value Account                                 3,779,698        (1,034,590)              2,745,108
     Utilities Account                                      8,516,939        (2,150,641)              6,366,298

The Accounts may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of December 31, 2000, the Balanced Account had TBA purchase commitments involving securities with face amounts of $3,635,000, costs of $3,677,948 and market values of $3,680,559. The Balanced Account has set aside investment securities and other assets in excess of the commitment to serve as collateral.

At December 31, 2000, the Accounts held the following securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect a sale in the ordinary course of business.

                                                                                                          Value at      Value as a
                                                                                 Date of                December 31,    Percentage
                                        Security Description                   Acquisition      Cost        2000       of Net Assets


   Asset Allocation        DSM NV Notes                                           5/6/99   $   198,984 $    197,822       0.21%
     Account               Hyatt Equities LLC Notes                               8/4/00       146,687      148,886       0.16
                           Israel Electric Corp. Senior Notes                   12/11/96       249,525      249,545       0.26
                           Liberty Mutual Surplus Notes                          4/29/98       275,913      258,514       0.27
                           NiSource Finance Corp. Co. Guaranteed Notes           11/9/00       164,548      171,499       0.18
                           Prudential Insurance Co. Senior Notes                 7/16/98       298,674      295,484       0.31
                           Vodafone Airtouch PLC
                             Unsubordinated Notes                                 8/2200       236,318      243,259       0.26

                                                                                                       $  1,565,009       1.65%



   Bond Account            Calpine Corp. Senior Notes                             8/8/00   $ 2,007,760 $  1,936,994       1.67%
                           NiSource Finance Corp. Co. Guaranteed Notes           11/9/00     1,491,105    1,575,791       1.36
                           Orix Credit Alliance Short-Term Notes                 2/26/99     3,000,000    3,002,364       2.58
                           Osprey Trust/Osprey I, Inc.
                             Senior Secured Notes                                9/16/99     3,500,000    3,573,972       3.08
                           Royal KPN NV Senior Unsubordinated Notes              9/27/00       499,680      486,628       0.42
                           Southern Energy, Inc. Senior Notes                    7/21/99     1,999,260    1,984,882       1.71
                           Tenet Healthcare Corp. Senior Notes                  11/17/00       790,313      814,688       0.70
                           Verizon Global Funding Corp. Notes                    12/7/00     2,489,515    2,527,979       2.18
                           Vodafone Airtouch PLC
                             Unsubordinated Notes                                 2/7/00       993,810    1,035,145       0.89
                           Woodside Petroleum Notes                              10/6/00       938,410      979,537       0.84

                                                                                                       $ 17,917,980      15.43%



   High Yield Account      CE Casecnan Water & Energy Co., Inc.
                             Senior Notes                                        1/21/00   $   242,500 $    225,000       1.72%
                                                                                 8/11/00       229,375      225,000       1.72
                           Calpine Corp. Senior Notes                             8/7/00       499,360      484,248       3.70
                           Covad Communications Group, Inc.
                             Senior Notes                                       12/21/00        19,000       20,500       0.16
                           EchoStar Broadband Corp. Senior Notes                 9/15/00       250,000      245,625       1.88
                           Flextronics International Ltd.
                             Senior Subordinated Notes                          11/22/00       148,500      146,250       1.12
                           International Game Technology Senior Notes            7/14/00       240,313      249,375       1.91
                           Orion Power Holdings, Inc. Senior Notes               7/13/00       528,750      542,500       4.15
                           Royal KPN NV Senior Unsubordinated Notes             12/15/00       477,575      467,563       3.58
                           SpectraSite Holdings, Inc. Senior Notes              12/15/00       479,790      496,250       3.79
                           Tenet Healthcare Corp. Senior Notes                   9/22/00       261,875      271,563       2.08
                                                                                11/17/00       263,438      271,563       2.08
                           Williams Communication Group, Inc.
                             Senior Notes                                        8/30/00       250,625      200,000       1.53
                           York Power Funding Ltd. Senior Secured Bonds          7/31/98       100,000       98,000       0.75

                                                                                                       $  3,943,437      30.17%


   International Account   Interbrew                                            11/30/00   $   547,308 $    662,187       0.35%



   International Emerging
     Markets Account       Agora SA GDR                                         10/26/00   $    23,130 $     25,785       0.53%
                           Al-Ahram Beverages Co. ADR                           10/26/00        52,668       51,600       1.06
                                                                                12/28/00         3,406        3,354       0.07
                           Ceske Radiokomunikace GDR                            10/26/00        34,920       30,856       0.63
                                                                                 11/3/00         3,760        3,428       0.07
                           Hindalco Industries Ltd. GDR                         10/26/00        49,199       48,993       1.01
                                                                                 11/3/00         6,780        6,322       0.13
                                                                                11/30/00         3,290        3,161       0.06
                                                                                12/12/00         9,188        7,902       0.16
                                                                                12/28/00         2,952        2,529       0.05
                           State Bank of India GDR                              11/30/00        34,650       37,095       0.76
                                                                                12/28/00         2,870        2,885       0.06

                                                                                                       $    223,910       4.59%



   SmallCap Growth
     Account               Cidera, Inc., Series D                                 9/1/00   $   288,270 $    288,270       0.42%



The Accounts' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.


Note 5 - Capital Share Transactions

Transactions in Capital Shares by account were as follows:


                                                      Aggressive         Asset Allocation          Balanced              Blue Chip
                                                    Growth Account            Account               Account               Account

  Year Ended December 31, 2000:
  Shares sold...................................      2,813,275             1,329,179               750,565               112,081
  Shares issued in reinvestment of
   dividends and distributions..................        579,374               814,157                 --                    3,279
  Shares redeemed...............................       (450,879)           (1,029,865)           (3,499,495)             (134,983)

                         Net Increase (Decrease)      2,941,770             1,113,471            (2,748,930)              (19,623)



  Periods Ended December 31, 1999:
  Shares sold...................................      3,425,846               636,822             1,878,284               629,250
  Shares issued in reinvestment of
   dividends and distributions..................      1,026,476               603,334             1,005,031                   997
  Shares redeemed...............................       (810,972)           (1,296,076)           (1,497,438)               (8,548)

                         Net Increase (Decrease)      3,641,350               (55,920)            1,385,877               621,699




                                                         Bond                 Capital             Government              Growth
                                                        Account            Value Account      Securities Account          Account
  Year Ended December 31, 2000:
  Shares sold...................................        823,519               623,580             1,002,512             1,444,146
  Shares issued in reinvestment of
   dividends and distributions..................          --                  201,936                 --                4,092,517
  Shares redeemed...............................     (2,446,121)           (3,570,710)           (3,324,050)           (2,282,554)


                        Net Increase (Decrease)      (1,622,602)           (2,745,194)           (2,321,538)            3,254,109



  Year Ended December 31, 1999:
  Shares sold...................................      1,888,601             1,114,820             2,222,644             2,609,763
Shares issued in reinvestment of
   dividends and distributions..................        798,658             1,633,995               868,448               153,620
  Shares redeemed...............................     (1,344,800)           (1,153,770)           (2,494,519)             (782,721)

                                   Net Increase       1,342,459             1,595,045               596,573             1,980,662




                                                                                                 International
                                                      High Yield           International       Emerging Markets       International
                                                        Account               Account               Account         SmallCap Account

  Periods Ended December 31, 2000:
  Shares sold...................................         28,193             1,931,955               522,613             2,432,981
  Shares issued in reinvestment of
   dividends and distributions..................         200,397              673,873                   889               199,841
  Shares redeemed...............................        (27,659)           (1,271,634)               (2,263)           (1,428,873)

                                   Net Increase         200,931             1,334,194               521,239             1,203,949



  Year Ended December 31, 1999:
  Shares sold...................................         46,183             1,134,348                   N/A               974,795
  Shares issued in reinvestment of
   dividends and distributions..................        170,703             1,554,312                   N/A                60,281
  Shares redeemed...............................       (121,722)             (910,209)                  N/A               (84,837)

                                   Net Increase          95,164             1,778,451                                     950,239



                                                       LargeCap           LargeCap Growth       LargeCap Stock           MicroCap
                                                    Growth Account        Equity Account        Index Account            Account

  Periods Ended December 31, 2000:
  Shares sold...................................        112,598               543,732             2,954,231               465,290
  Shares issued in reinvestment of
    dividends and distributions.................           --                    --                  79,983                 6,208
  Shares redeemed...............................        (10,106)                  (10)           (1,076,183)             (112,083)

                                    Net Increase        102,492               543,722             1,958,031               359,415



  Periods Ended December 31, 1999:
  Shares sold...................................        532,362                   N/A             4,332,359               178,154
  Shares issued in reinvestment of
    dividends and distributions.................           --                     N/A                41,260                   447
  Shares redeemed...............................         (1,046)                  N/A               (70,795)              (41,910)

                                    Net Increase        531,316                                   4,302,824               136,691




                                                        MidCap                MidCap             MidCap Growth         MidCap Value
                                                        Account           Growth Account        Equity Account            Account

  Periods Ended December 31, 2000:
  Shares sold...................................        541,108             1,047,222               618,687                15,996
  Shares issued in reinvestment of
    dividends and distributions.................      1,548,200               226,658                 --                   83,045
  Shares redeemed...............................       (880,939)             (132,398)                   (5)               (1,224)

                                    Net Increase      1,208,369             1,141,482               618,682                97,817



  Periods Ended December 31, 1999:
  Shares sold...................................        421,789               532,104                   N/A               517,750
  Shares issued in reinvestment of
    dividends and distributions.................        374,173                 1,477                   N/A                   371
  Shares redeemed...............................     (1,235,799)              (79,631)                  N/A                   (88)

                         Net Increase (Decrease)       (439,837)              453,950                                     518,033




                                                         Money              Real Estate            SmallCap              SmallCap
                                                    Market Account            Account               Account           Growth Account

  Year Ended December 31, 2000:
  Shares sold...................................    133,084,204               702,652             1,426,492             2,763,348
  Shares issued in reinvestment of
   dividends and distributions..................      6,288,073                69,851               462,710               284,308
  Shares redeemed...............................   (145,586,162)             (383,116)             (486,356)             (687,442)

                         Net Increase (Decrease)     (6,213,885)              389,387             1,402,846             2,360,214



   Year Ended December 31, 1999:
  Shares sold...................................    119,049,917               122,880               981,514             1,237,096
  Shares issued in reinvestment of
   dividends and distributions..................      4,228,174                15,099               123,420                15,004
  Shares redeemed...............................    (85,617,203)              (53,710)             (147,886)              (61,655)

                                    Net Increase     37,660,888                84,269               957,048             1,190,445


                                                       SmallCap              Utilities
                                                     Value Account            Account

  Year Ended December 31, 2000:
  Shares sold...................................        476,158               938,786
  Shares issued in reinvestment of
   dividends and distributions..................         146,771              101,944
  Shares redeemed...............................       (182,976)             (338,397)

                                    Net Increase        439,953               702,333



  Year Ended December 31, 1999:
  Shares sold...................................        326,674             1,173,600
  Shares issued in reinvestment of
   dividends and distributions..................          3,981                44,889
  Shares redeemed...............................        (55,528)              (78,185)

                                    Net Increase        275,127             1,140,304




Note 6 -- Line of Credit

The Accounts (with the exception of International Emerging Markets, LargeCap Growth Equity and MidCap Growth Equity Accounts) participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75,000,000 collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each calendar quarter. At December 31, 2000, the Accounts had no outstanding borrowings under the line of credit.

Note 7 -- Futures Contracts

The Accounts (with the exception of Money Market Account) may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the Statement of Assets and Liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.

Note 8 -- Security Lending

The MidCap Account may lend portfolio securities to approved brokers to earn additional income. The account receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the account on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $12,818,832 and the market value of the aggregate collateral was $13,170,330.

Note 9 -- Foreign Currency Contracts

During the year ended December 31, 2000, certain Accounts owned forward contracts to sell foreign currencies at specified future dates at fixed exchange rates. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by each account as an unrealized gain or loss. When the contract is closed, each account records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each account also records an asset or liability for net foreign currency contracts equal to the amount of consideration that will be received or delivered on settlement date.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of each account's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, each account could be exposed to risks if the counterparites to the contracts are unable to meet the terms of their contracts.


December 31, 2000

SCHEDULES OF INVESTMENTS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.


AGGRESSIVE GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (97.15%)

Advertising (0.20%)
   Omnicom Group, Inc.                    9,300      $   770,738

Aircraft & Parts (6.77%)
   General Dynamics Corp.               100,700        7,854,600
   Textron, Inc.                         30,700        1,427,550
   United Technologies Corp.            212,000       16,668,500

                                                      25,950,650
Beverages (2.75%)
   Anheuser-Busch Cos., Inc.            128,200        5,833,100
   Coca-Cola Co.                         14,600          889,688
   PepsiCo, Inc.                         76,900        3,811,356

                                                      10,534,144
Cable & Other Pay TV Services (1.13%)
   Comcast Corp.                         84,800(a)     3,540,400
   Comcast Corp. Class A                 18,700(a)       772,544

                                                       4,312,944
Commercial Banks (3.00%)
   Bank of New York Co., Inc.           145,600        8,035,300
   FleetBoston Financial Corp.           92,100        3,459,506

                                                      11,494,806
Communications Equipment (3.14%)
   Ciena Corp.                           30,000(a)     2,441,250
   Efficient Networks, Inc.              60,300(a)       806,512
   Juniper Networks, Inc.                18,600(a)     2,344,763
   McData Corp.                          12,900(a)       706,275
   Nortel Networks Corp.                 87,500        2,805,469
   SBA Communications Corp.              10,700(a)       439,369
   Scientific-Atlanta, Inc.              76,700        2,497,544

                                                      12,041,182
Communications Services, NEC (1.32%)
   Crown Castle International Corp.     128,500(a)     3,477,531
   Spectrasite Holdings, Inc.           118,200(a)     1,566,150

                                                       5,043,681
Computer & Data Processing
Services (7.18%)
   BEA Systems, Inc.                     13,100(a)       881,794
   Brocade Communications Systems, Inc.  10,400(a)       954,850
   I 2 Technologies, Inc.                23,500(a)     1,277,812
   Intuit, Inc.                          46,000(a)     1,814,125
   Microsoft Corp.                      190,600(a)     8,291,100
   Oracle Systems Corp.                 218,500(a)     6,350,156
   Sun Microsystems, Inc.               147,000(a)     4,097,625
   Verisign, Inc.                         6,400(a)       474,800
   Veritas Software Corp.                38,563(a)     3,374,280

                                                      27,516,542
Computer & Office Equipment (7.56%)
   Cisco Systems, Inc.                  396,000(a)    15,147,000
   Compaq Computer Corp.                184,200        2,772,210
   EMC Corp.                             72,800(a)     4,841,200
   Hewlett-Packard Co.                   62,100        1,960,031
   International Business Machines Corp. 49,700        4,224,500

                                                      28,944,941
Consumer Products   (0.37%)
   Philip Morris Cos., Inc.              32,200      $ 1,416,800

Department Stores (2.03%)
   Wal-Mart Stores, Inc.                146,300        7,772,188

Drugs (15.29%)
   Abbott Laboratories                   37,500        1,816,406
   American Home Products Corp.         130,100        8,267,855
   Amgen, Inc.                           28,000(a)     1,790,250
   Bristol-Myers Squibb Co.              77,100        5,700,581
   Genentech, Inc.                       21,400(a)     1,744,100
   Invitrogen Corp.                       8,600(a)       742,825
   Johnson & Johnson Co.                 30,000        3,151,875
   Eli Lilly & Co.                       12,900        1,200,506
   Merck & Co., Inc.                     57,800        5,411,525
   Pfizer, Inc.                         468,775       21,563,650
   Pharmacia Corp.                      105,764        6,451,604
   Tularik, Inc.                         25,700(a)       756,544

                                                      58,597,721
Electronic Components &
Accessories (8.07%)
   Analog Devices, Inc.                  25,700(a)     1,315,519
   Broadcom Corp., Class A               19,300(a)     1,630,850
   Intel Corp.                          269,500        8,152,375
   Jabil Circuit, Inc.                   60,000(a)     1,522,500
   JDS Uniphase Corp.                    41,800(a)     1,742,537
   Maxim Integrated Products, Inc.       64,500(a)     3,083,906
   PMC Sierra, Inc.                      11,500(a)       904,187
   Qlogic Corp.                          25,700(a)     1,978,900
   Sanmina Corp.                         46,200(a)     3,540,075
   Texas Instruments, Inc.              115,700        5,481,287
   Transwitch Corp.                      23,700(a)       927,263
   Tycom Ltd.                            27,800(a)       622,025

                                                      30,901,424
Federal & Federally Sponsored
Credit (2.11%)
   Federal Home Loan Mortgage Corp.     117,400        8,085,925

Fire, Marine & Casualty
Insurance (1.60%)
   American International Group, Inc.    62,100        6,120,731

Glass & Glassware, Pressed or
Blown (0.68%)
   Corning, Inc.                         49,300        2,603,656

Grain Mill Products (0.56%)
   Quaker Oats                           22,100        2,151,988

Groceries & Related Products (1.04%)
   Safeway, Inc.                         63,800(a)     3,987,500

Hospitals (0.65%)
   HCA - The Healthcare Corp.            56,900        2,504,169

Household Appliances (5.38%)
   General Electric Co.                 430,000       20,613,125

Jewelry, Silverware & Plated Ware (0.32%)
   Tiffany & Co.                         39,200        1,239,700

Lumber & Other Building
Materials (1.38%)
   Home Depot, Inc.                     115,700      $ 5,286,044

Measuring & Controlling Devices (0.47%)
   Applera Corp. Applied Biosystems Group19,300(a)     1,815,406

Medical Instruments & Supplies (0.95%)
   Medtronic, Inc.                       60,000        3,622,500

Miscellaneous Business Services (0.32%)
   Storagenetworks, Inc.                 49,300(a)     1,223,256

Miscellaneous Manufacturers (7.69%)
   Tyco International Ltd.              531,200       29,481,600

Miscellaneous Shopping Goods (0.42%)
   Dollar Tree Stores, Inc.              66,100(a)     1,619,450

Motion Picture Production &
Services (3.02%)
   AT&T Corp.-Liberty Media Group, Class A427,500(a)   5,797,969
   Time Warner, Inc.                    110,200        5,756,848

                                                      11,554,817
Motor Vehicles & Equipment (1.18%)
   General Motors Corp., Class H        196,300        4,514,900

Personal Credit Institutions (0.82%)
   American Express Co.                  57,200        3,142,425

Radio & Television Broadcasting (1.92%)
   American Tower Corp., Class A        194,500(a)     7,366,688

Research & Testing Services (0.09%)
   Curagen Corp.                         12,900(a)       352,331

Savings Institutions (2.36%)
   Citigroup, Inc.                      177,066        9,041,433

Soap, Cleaners & Toilet Goods (0.88%)
   Procter & Gamble Co.                  42,800        3,357,125

Special Industry Machinery (0.25%)
   Applied Materials, Inc.               25,200(a)       962,325

Telephone Communication (3.58%)
   AT&T Corp.                                 1               17
   Nokia Corp. ADR, Class A              47,700        2,074,950
   Qwest Communications
      International, Inc.                30,400(a)     1,246,400
   Verizon Communications               154,698        7,754,237
   WorldCom, Inc.                       188,500(a)     2,639,000

                                                      13,714,604
Women's Clothing Stores (0.67%)
   Limited, Inc.                        149,900        2,557,669


           Total Portfolio Investments (97.15%)      372,217,128
Cash and receivables, net of liabilities (2.85%)      10,921,440


                     Total Net Assets (100.00%)     $383,138,568



(a) Non-income producing security - No dividend paid during the past twelve months.

ASSET ALLOCATION ACCOUNT


                                        Shares
                                         Held           Value

Common Stocks (52.65%)

Advertising (0.08%)
   Omnicom Group, Inc.                      400       $   33,150
   R.H. Donnelley Corp.                   1,720(a)        41,818

                                                          74,968
Agricultural Chemicals (0.01%)
   Syngenta AG ADR                          623(a)         6,814
Air Transportation, Scheduled (0.46%)
   British Airways PLC ADR                1,400           84,087
   Continental Airlines, Inc.             4,200(a)       216,825
   KLM Royal Dutch Airlines               5,955(a)       133,988

                                                         434,900
Aircraft & Parts (2.09%)
   General Dynamics Corp.                 7,800          608,400
   Textron, Inc.                          1,400           65,100
   United Technologies Corp.             16,700        1,313,035

                                                       1,986,535
Beverages (0.62%)
   Anheuser-Busch Cos., Inc.              6,000          273,000
   Bass PLC ADR                           8,928           97,650
   Coca-Cola Co.                            700           42,656
   PepsiCo, Inc.                          3,600          178,425

                                                         591,731
Blast Furnace & Basic Steel
Products (0.04%)
   Corus Group PLC ADR                    3,500           35,000

Cable & Other Pay TV Services (0.22%)
   Comcast Corp.                          4,800(a)       200,400
   Liberty Satellite & Technology, Class A3,000(a)         9,469

                                                         209,869
Chemicals & Allied Products (0.43%)
   Asahi Chemical Industry Co. ADR        4,100          236,235
   Mitsubishi Chemical Corp. ADR          6,100          160,779
   Nova Chemicals Corp.                     696           13,093

                                                         410,107
Colleges & Universities (0.09%)
   Career Education Corp.                 1,200(a)        46,950
   DeVry, Inc.                            1,100(a)        41,525
                                                          88,475
Combination Utility Services (0.73%)
   NiSource, Inc.                        22,400          688,800

Commercial Banks (5.23%)
   ABN-AMRO Holdings NV ADR              21,870          497,543
   Allied Irish Banks ADR                 8,700          204,450
   Banco Santander Central Hispano       23,400          247,162
   Bank of America Corp.                  5,000          229,375
   Bank of New York Co., Inc.            13,900          767,105
   Barclays PLC ADR                       5,571          717,266
   Chase Manhattan Corp.                  9,570          434,837
   Commerzbank AG ADR                     3,600          103,085
   FleetBoston Financial Corp.           20,390          765,899
   HSBC Holdings PLC                      3,600          264,960
   J.P. Morgan & Co., Inc.                  900(a)       148,950
   Mellon Financial Corp.                 4,000(a)       196,750
   PNC Financial Services Group           2,900          211,881
   Westpac Banking Corp. ADR              4,900          180,381

                                                       4,969,644
Commercial Printing (0.17%)
   DAI Nippon Printing Co.                1,100          163,844

Commercial Sports (0.04%)
   Championship Auto Racing Teams, Inc.   1,600(a)        33,600

Communications Equipment (3.94%)
   Advanced Fibre Communications, Inc.    1,000(a)        18,063
   Alcatel ADR                            7,217          403,701
   Ciena Corp.                            1,400(a)       113,925
   CTC Communications Group, Inc.         1,050(a)         4,856
   DiTech Communications Corp.            2,200(a)        35,337
   ECI Telecommunications Ltd. ADR        3,700           51,742
   Efficient Networks, Inc.               7,700(a)       102,988
   Harmonic, Inc.                         4,900(a)        27,869
   Harris Corp.                           5,300          162,312
   Juniper Networks, Inc.                   900(a)       113,456
   Koninklijke (Royal) Philips
      Electronics NV                     29,964        1,086,194
   Matsushita Electrical ADR              8,000          187,000
   McData Corp.                             600(a)        32,850
   Motorola, Inc.                         6,200          125,550
   Nortel Networks Corp.                 21,656          694,345
   Plantronics, Inc.                        500(a)        23,500
   Powerwave Technologies, Inc.           1,900(a)       111,150
   Proxim, Inc.                           1,700(a)        73,100
   SBA Communications Corp.               4,900(a)       201,206
   Scientific-Atlanta, Inc.               4,700          153,044
   Sirius Satellite Radio, Inc.             500(a)        14,969

                                                       3,737,157
Communications Services, NEC (0.48%)
   Corecomm Ltd.                          1,780(a)         8,816
   Crown Castle International Corp.       6,000(a)       162,375
   L-3 Communications Holdings, Inc.      1,100(a)        84,700
   Spectrasite Holdings, Inc.            14,600(a)       193,450
   XM Satellite Radio Holdings,
        Inc., Class A                       600(a)         9,638

                                                         458,979
Computer & Data Processing
Services (1.86%)
   3COM Corp.                             8,800(a)        74,800
   Audiocodes Ltd.                        1,000(a)        13,562
   BEA Systems, Inc.                        600(a)        40,388
   Brocade Communications Systems, Inc.     400(a)        36,725
   Cacheflow, Inc.                          400(a)         6,825
   DigitalThink, Inc.                     1,600(a)        27,300
   Documentum, Inc.                         200(a)         9,938
   I 2 Technologies, Inc.                 1,100(a)        59,812
   Informatica Corp.                      2,400(a)        94,950
   Informax, Inc.                           400(a)         4,150
   Intuit, Inc.                           2,100(a)        82,819
   Micromuse, Inc.                        1,000(a)        60,359
   Microsoft Corp.                        8,900(a)       387,150
   Netegrity, Inc.                          650(a)        35,344
   Oracle Systems Corp.                  10,200(a)       296,437
   Packeteer, Inc.                          400(a)         4,950
   PurchasePro.com, Inc.                  2,100(a)        36,750
   Resonate, Inc.                           800(a)         7,600
   Saga Systems, Inc.                     7,500(a)        85,781
   Skillsoft Corp.                        1,200(a)    $   22,500
   Sun Microsystems, Inc.                 6,900(a)       192,338
   Verisign, Inc.                           300(a)        22,256
   Veritas Software Corp.                 1,806(a)       157,986
   Vitria Technology, Inc.                  900(a)         6,975

                                                       1,767,695
Computer & Office Equipment (1.72%)
   Cirrus Logic, Inc.                     1,100(a)        20,625
   Cisco Systems, Inc.                   18,500(a)       707,624
   Compaq Computer Corp.                  8,600          129,430
   EMC Corp.                              3,400(a)       226,100
   Hewlett-Packard Co.                    2,900           91,531
   Hitachi Ltd. ADR                       2,900          251,031
   International Business Machines Corp.  2,300          195,500
   Orbotech Ltd. ADR                        300(a)        11,194

                                                       1,633,035
Concrete, Gypsum & Plaster
Products (0.12%)
   Italcementi Fabriche SPA ADR          13,520          113,096

Construction & Related Machinery (0.08%)
   Caterpillar, Inc.                      1,700           80,431

Consumer Products (0.11%)
   Philip Morris Cos., Inc.               2,450          107,800

Crude Petroleum & Natural Gas (0.15%)
   Barrett Resources Corp.                  800(a)        45,450
   Forest Oil Corp.                         700(a)        25,813
   Louis Dreyfus Natural Gas Corp.          800(a)        36,650
   Triton Energy Ltd.                     1,300(a)        39,000

                                                         146,913
Department Stores (0.50%)
   BJ's Wholesale Club, Inc.                800(a)        30,700
   Marui Corp. ADR                        2,800           84,588
   Wal-Mart Stores, Inc.                  6,800          361,250

                                                         476,538
Drugs (5.18%)
   Abbott Laboratories                    7,700          372,969
   Allos Therapeutics, Inc.               3,000(a)        24,187
   American Home Products Corp.          11,400          724,470
   Amgen, Inc.                            1,300(a)        83,119
   Array Biopharma, Inc.                  1,900(a)        16,981
   Bristol-Myers Squibb Co.               7,700          569,318
   Corixa Corp.                             800(a)        22,300
   Genentech, Inc.                        1,000(a)        81,500
   GlaxoSmithKline PLC Sponsored ADR      2,504(a)       140,202
   Invitrogen Corp.                         900(a)        77,738
   Johnson & Johnson Co.                  1,400          147,087
   Lilly (Eli) & Co.                        600           55,837
   Merck & Co., Inc.                      2,700          252,787
   Novartis AG Sponsored ADR              5,758          257,671
   Novo Nordisk ADR                       3,200          283,200
   NPS Pharmaceuticals, Inc.              1,000(a)        48,000
   Nycomed Amersham PLC ADR               8,569          352,936
   Pain Therapeutics, Inc.                1,600(a)        23,800
   Pfizer, Inc.                          21,900        1,007,400
   Pharmacia Corp.                        4,932          300,852
   Tularik, Inc.                          2,400(a)        70,650

                                                       4,913,004
Drugs, Proprietaries & Sundries (0.06%)
   Priority Healthcare Corp.              1,400(a)    $   57,138

Eating & Drinking Places (0.03%)
   P.F. Chang's China Bistro, Inc.          700(a)        22,006
   Sonic Corp.                              350(a)         8,159

                                                          30,165
Electric Services (0.49%)
   Avista Corp.                             600           12,300
   Endesa SA ADR                          5,600           93,450
   EVN AG ADR                            10,800           65,805
   Innocy Holdings PLC-ADR                1,368           37,278
   International Power PLC                1,368(a)        47,880
   Shandong Huaneng Power Development
     Ltd. ADR                             8,000           64,080
   Xcel Energy, Inc.                      5,020          145,894

                                                         466,687
Electronic Components & Accessories (2.32%)
   Analog Devices, Inc.                   1,200(a)        61,425
   ASM International NV                   1,500(a)        13,969
   Bookham Technology ADR                   400(a)         5,250
   Broadcom Corp., Class A                  900(a)        76,050
   C-MAC Industries Inc. ADR                400(a)        17,750
   Conductus, Inc.                          600(a)         3,150
   DDI Corp.                              1,800(a)        49,050
   hi / fn, Inc.                            400(a)        11,000
   Intel Corp.                           12,600          381,150
   Jabil Circuit, Inc.                    2,800(a)        71,050
   JDS Uniphase Corp.                     1,900(a)        79,206
   Kyocera Corp. ADR                      3,000          318,563
   Lattice Semiconductor Corp.              800(a)        14,700
   Maxim Integrated Products, Inc.        3,000(a)       143,437
   Micrel, Inc.                           1,700(a)        57,269
   Optical Communications Products, Inc.    800(a)         9,000
   PMC-Sierra, Inc.                         500(a)        39,313
   Qlogic Corp.                           1,200(a)        92,400
   Sanmina Corp.                          2,200(a)       168,575
   Stratos Lightwave, Inc.                  700(a)        11,944
   Texas Instruments, Inc.                7,900          374,262
   Transwitch Corp.                       4,100(a)       160,413
   Tycom Ltd.                             2,000(a)        44,750

                                                       2,203,676
Family Clothing Stores (0.60%)
   Abercrombie & Fitch Co.                  900(a)        18,000
   TJX Cos., Inc.                        20,000          555,000

                                                         573,000
Federal & Federally Sponsored
Credit (1.07%)
   Federal Home Loan Mortgage Corp.      14,700        1,012,463

Field Crops, Except Cash Grains (0.01%)
   Pennaco Energy, Inc.                     700(a)        13,737

Finance Services (0.38%)
   Nomura Securities Co. Ltd. ADR         2,000          359,895

Fire, Marine & Casualty
Insurance (1.69%)
   Allstate Corp.                        16,000          697,000
   American International Group, Inc.     2,900          285,831
   Loews Corp.                            2,300          238,194
   St. Paul Cos., Inc.                    2,200          119,488
   Tokio Marine & Fire Insurance
      Co. Ltd. ADR                        4,600          262,200

                                                       1,602,713
Footwear, Except Rubber (0.39%)
   Olivetti & Co. SPA Unsponsored ADR   153,968          367,891

Freight Transportation
Arrangement (0.10%)
   C.H. Robinson Worldwide, Inc.          3,100           97,456

Furniture & Home Furnishings
Stores (0.02%)
   Tuesday Morning Corp.                  2,800(a)        14,875

Gas Production & Distribution (0.03%)
   Western Gas Resources, Inc.              800           26,950

General Industrial Machinery (0.32%)
   Amergroup Ltd. ADR                     5,500           72,291
   SKF AB ADR                            15,370          234,393

                                                         306,684
Glass & Glassware, Pressed or
Blown (0.13%)
   Corning, Inc.                          2,300          121,469

Grain Mill Products (0.10%)
   Quaker Oats Co.                        1,000           97,375

Groceries & Related Products (0.20%)
   Safeway, Inc.                          3,000(a)       187,500

Handbags & Personal Leather
Goods (0.05%)
   Coach, Inc.                            1,500(a)        43,125

Health & Allied Services, NEC (0.07%)
   Accredo Health, Inc.                   1,350(a)        67,753

Hospitals (0.30%)
   Community Health Care Systems          2,300(a)        80,500
   HCA - The Healthcare Corp.             2,700          118,827
   Triad Hospitals, Inc.                  2,600(a)        84,662

                                                         283,989
Hotels & Motels (0.17%)
   Four Seasons Hotel, Inc.                 400           25,450
   Hilton Group PLC                      18,500          115,101
   Orient Express Hotel Ltd.              1,100(a)        23,719

                                                         164,270
Household Appliances (1.02%)
   General Electric Co.                  20,100          963,544

Household Audio & Video
Equipment (0.37%)
   Sony Corp. ADR                         5,000          348,750

Household Furniture (0.09%)
   Furniture Brands International, Inc.   4,000(a)        84,250

Industrial Inorganic Chemicals (0.63%)
   Akzo ADR                               8,566       $  456,139
   USEC, Inc.                            31,800          137,138

                                                         593,277
Investment Offices (0.02%)
   Allied Capital Corp.                     800           16,700

Jewelry, Silverware & Plated Ware (0.06%)
   Tiffany & Co.                          1,800           56,925

Life Insurance (1.28%)
   American General Corp.                 7,300(a)       594,950
   Lincoln National Corp.                11,400          539,363
   Reinsurance Group of America, Inc.     2,400           85,200

                                                       1,219,513
Lumber & Other Building
Materials (0.26%)
   Home Depot, Inc.                       5,450          248,997

Management & Public Relations (0.02%)
   DiamondCluster International, Inc.       500(a)        15,250

Measuring & Controlling Devices (0.22%)
   Applera Corp.-Applied Biosystems Group   900(a)        84,656
   Bruker Daltonics, Inc.                 1,300(a)        30,631
   Datum, Inc.                            1,300(a)        28,762
   Exfo Electro-Optical Engineering, Inc.   200(a)         5,225
   Harvard Bioscience, Inc.               2,800(a)        27,650
   Satcon Technology Corp.                  400(a)         3,950
   Veeco Instruments, Inc.                  689(a)        27,646

                                                         208,520
Medical & Dental Laboratories (0.02%)
   Specialty Laboratories, Inc.             700(a)        23,188

Medical Instruments & Supplies (0.25%)
   Aradigm Corp.                          1,300(a)        19,012
   ISTA Pharmaceuticals, Inc.             1,600(a)        18,000
   Medtronic, Inc.                        2,800          169,050
   Techne Corp.                             800(a)        28,850

                                                         234,912
Medical Services & Health Insurance (0.26%)
   Torchmark Corp.                        2,600           99,938
   UnumProvident Corp.                    5,400          145,125

                                                         245,063
Metalworking Machinery (0.09%)
   Makita Corp. ADR                      13,000           87,750

Miscellaneous Amusement, Recreation
Service (0.04%)
   Station Casinos, Inc.                  2,550(a)        38,091

Miscellaneous Business Services (0.17%)
   Forrester Research, Inc.               1,000(a)        50,063
   Netratings, Inc.                       2,400(a)        35,250
   Storagenetworks, Inc.                  3,100(a)        76,919

                                                         162,232
Miscellaneous Chemical Products (0.14%)
   Millenium Chemicals, Inc.              7,500          135,937

Miscellaneous Electrical Equipment &
Supplies (0.29%)
   TDK Corp. ADR                          2,800          271,950

Miscellaneous Food & Kindred Products (0.94%)
   Groupe Danone                         21,528       $  660,910
   Nestle Reg. ADR                        2,000          233,261

                                                         894,171
Miscellaneous Investing (0.16%)
   Amli Residential Properties Trust      1,300           32,094
   Arden Realty Group, Inc.               1,300           32,662
   Federal Realty Investment Trust        1,400           26,600
   PS Business Parks, Inc.                1,100           30,580
   Public Storage, Inc.                   1,400           34,038

                                                         155,974
Miscellaneous Manufacturers (1.45%)
   Tyco International Ltd.               24,800        1,376,400

Miscellaneous Shopping Goods
Stores (0.10%)
   Dollar Tree Stores, Inc.               3,800(a)        93,100

Motion Picture Production &
Services (0.64%)
   AT&T Corp.- Liberty Media Group,
       Class A                           24,500(a)       332,281
   Liberty Livewire Corp., Class A          720(a)         5,535
   Time Warner, Inc.                      5,200          271,648

                                                         609,464
Motor Vehicles & Equipment (1.60%)
   Arvinmeritor, Inc.                    36,324          413,186
   Fiat SP ADR                            2,585           62,686
   General Motors Corp.                   2,800          142,625
   General Motors Corp., Class H          9,100          209,300
   Toyota Motor Corp. ADR                 8,600          541,370
   Volkswagen AG ADR                     14,000          148,263

                                                       1,517,430
Motorcycles, Bicycles & Parts (0.01%)
   Ducati Motor Holding ADR                 500(a)         8,844

Newspapers (0.01%)
   Pulitzer, Inc.                           200            9,370

Non-Classifiable Establishments (0.02%)
   Keppel Corp. Ltd. ADR                  5,375           20,954

Non-Store Retailers (0.03%)
   J. Jill Group, Inc.                    1,700(a)        26,350
   ValueVision International, Inc., Class A 300(a)         3,787

                                                          30,137
Opthalmic Goods (0.06%)
   Cooper Cos., Inc.                      1,400           55,825

Personal Credit Institutions (0.16%)
   American Express Co.                   2,700(a)       148,331

Petroleum Refining (1.62%)
   BP Amoco PLC                           2,300          110,113
   Conoco, Inc., Class A                 16,000          458,000
   Exxon Mobil Corp.                      6,600          573,787
   TotalFinaElf SA ADR                    5,410          393,239

                                                       1,535,139
Photographic Equipment &
Supplies (0.48%)
   Fuji Photo Film Co. Ltd.               8,800          363,000
   Oce NV ADR                             5,780           90,313

                                                         453,313
Plastic Materials & Synthetics (0.60%)
   Bayer AG Sponsored ADR                10,735          565,403

Plumbing & Heating, Except
Electric (0.16%)
   Masco Corp.                            5,900       $  151,556

Professional & Commercial
Equipment (0.04%)
   Biosource International, Inc.          2,300(a)        35,219

Radio & Television Broadcasting (0.60%)
   Acme Communications, Inc.              3,900(a)        35,588
   American Tower Corp., Class A          9,000(a)       340,875
   Pegasus Communications Corp.           2,200(a)        56,650
   Radio One, Inc., Class D              11,300(a)       124,300
   Radio Unica Corp.                      2,600(a)         9,750

                                                         567,163
Radio, Television & Computer Stores (0.02%)
   Tweeter Home Entertainment Group, Inc. 1,600(a)        19,500

Railroads (0.08%)
   Nagoya Railroad Co. Ltd.               2,900           76,690

Real Estate Operators & Lessors (0.25%)
   Pinnacle Holdings, Inc.                3,300(a)        29,906
   Sekisui House Ltd. Unsponsored ADR     2,300          210,464

                                                         240,370
Research & Testing Services (0.34%)
   Ciphergen Biosystems, Inc.               700(a)         9,275
   Corporate Executive Board, Co.         5,100(a)       202,805
   Curagen Corp.                            600(a)        16,387
   CV Therapeutics, Inc.                    500(a)        35,375
   Exelixis, Inc.                         1,100(a)        16,088
   Genaissance Pharmaceuticals, Inc.      1,900(a)        34,200
   Speechworks International, Inc.          100(a)         4,906

                                                         319,036
Savings Institutions (0.44%)
   Citigroup, Inc.                        8,266          422,083

Soap, Cleaners & Toilet Goods (0.97%)
   KAO Corp. ADR                          2,200          639,580
   Procter & Gamble Co.                   2,000          156,875
   Shiseido Co. Ltd. ADR                 11,000          122,811

                                                         919,266
Special Industry Machinery (0.05%)
   Applied Materials, Inc.                1,200(a)        45,825

Telephone Communication (3.26%)
   AT&T Corp.                             4,877(a)        84,433
   AT&T Wireless Group                    5,900(a)       102,144
   BCE, Inc.                             11,180          323,521
   BellSouth Corp.                        4,500(a)       184,219
   Conestoga Enterprises, Inc.            1,300           22,425
   Flag Telecom Holdings Ltd.            28,100(a)       175,625
   Latitude Communications, Inc.          1,800(a)         6,975
   Net2000 Communications, Inc.             600(a)         1,031
   Nokia Corp. ADR, Class A               2,200           95,700
   NTELOS, Inc.                           3,100           54,638
   Qwest Communications
       International, Inc.                2,102(a)        86,182
   Sprint Corp.                          14,300          290,469
   Telefonica SA                          7,959(a)       397,950
   Telesp Celular Participacoes SA ADR    3,500           94,500
   Verizon Communications                17,178          861,047
   Worldcom, Inc.                        22,300(a)       312,200

                                                       3,093,059
Tires & Inner Tubes (0.11%)
   Bridgestone ADR                        1,100       $  100,175

Vocational Schools (0.02%)
   Apollo Group, Inc.                       400(a)        19,675

Water Transportation of
Freight, NEC (0.11%)
   P&O Princess Cruises PLC ADR           2,925(a)        48,628
   Pennisular & Oriental Steam
     Navigation Co. ADR                   5,850           55,229

                                                         103,857
Water Transportation of
Passengers (0.03%)
   American Classic Voyages Co.           2,200(a)        30,800

Women's Accessory & Specialty
Stores (0.02%)
   Christopher & Banks Corp.                800(a)        22,550

Women's Clothing Stores (0.16%)
   Chico's Fas, Inc.                      1,500(a)        31,313
   Limited, Inc.                          7,000          119,437

                                                         150,750


                            Total Common Stocks       49,974,024

Preferred Stocks (0.02%)

Real Estate Agents & Managers (0.02%)
   Atlantic Gulf Communities, Series B    4,809           20,138


                         Total Preferred Stocks           20,138


                                       Principal
                                        Amount          Value


Bonds (31.21%)

Asset Backed Securities (0.21%)
   Nissan Auto Receivables Owner Trust.;
     Series 2000-C, Class A3
     Pass-Through Certificates;
     6.72%; 8/16/2004                 $ 200,000       $  203,243

Business Credit Institutions (0.82%)
   Ford Credit Auto Owner Trust;
     Asset Backed Series 1998-B;
     5.85%; 10/15/2001                   29,898           29,893
   General Electric Capital Corp.;
     7.38%; 1/19/2010                   500,000          538,070
   MBNA Master Credit Card Trust;
     Class A; 6.90%; 1/15/2008          200,000          207,514

                                                         775,477

Chemicals & Allied Products (0.21%)
   DSM NV Notes; 6.25%; 5/15/2004       200,000(b)       197,822

Collateralized Mortgage
Obligations (0.45%)
   GMAC Commercial Mortgage Securities,
     Inc. Series 1997-C2, Class A1;
     6.45%; 12/15/2004                $ 422,670       $  425,604

Commercial Banks (1.88%)
   Asian Dev. Bank Global
     Bonds; 5.75%; 5/19/2003            500,000          498,496
   Chase Manhattan Corp. Mortgage
     Pass-Through Certificates;
     6.00%; 2/15/2009                   500,000          467,875
   First Union-Lehman Brothers Commercial
     Class 2 A1; 6.45%: 3/18/2004       188,707          189,609
   FleetBoston Financial Corp. Subordinated
     Notes; 6.63%; 12/1/2005             80,000           80,162
   Merrill Lynch & Co. Notes;
     6.00%; 2/12/2003                   350,000          348,391
   US Bancorp Medium Term Notes;
     6.88%; 12/1/2004                   200,000          202,767

                                                       1,787,300
Computer & Office Equipment (0.41%)
   Compaq Computers Notes;
     7.45%; 8/1/2002                    180,000          179,683
   Hewlett-Packard Co. Bonds;
     7.15%; 6/15/2000                   200,000          206,607

                                                         386,290
Department Stores (0.92%)
   Target Corp. Bonds;
     7.50%; 2/15/2005                   350,000          365,462
   Wal-Mart Stores, Inc. Bonds;
     6.55%; 8/10/2004                   500,000          511,083

                                                         876,545
Drugs (0.54%)
   Johnson & Johnson Bonds;
     6.63%; 9/1/2009                    500,000          514,884

Electric Services (0.70%)
   Niagara Mohawk Power Senior Notes;
     7.38%; 7/1/2003                    166,341          169,128
   Peso Energy Transition Trust Asset
     Backed Fixed Rate; 6.05%; 3/1/2009 500,000          496,010

                                                         665,138
Electronic Components &
Accessories (0.14%)
   Raytheon Corp. Notes;
     6.75%; 8/15/2007                   135,000          134,021

Electronic Distribution
Equipment (0.26%)
   Israel Electric Corp. Senior Notes;
     7.25%; 12/15/2006                  250,000(b)       249,545

Federal & Federally Sponsored
Credit (8.64%)
   Federal Home Loan Mortgage Corp.
     Global Notes; 6.25%; 10/15/2002  1,000,000        1,010,865
     Global Notes: 7.00%; 3/15/2010   1,500,000        1,605,111
     Global Notes; 7.00%; 7/15/2005   2,200,000        2,308,849
   Federal National Mortgage Association
     Global Notes; 6.50%; 8/15/2004   1,000,000        1,025,915
     Global Notes; 7.13%; 2/15/2005   1,000,000        1,050,318
     Global Bonds: 7.13%; 6/15/2010   1,000,000        1,082,861
     Global Notes; 7.25%; 5/15/2030     100,000          114,001

                                                       8,197,920
Finance Services (0.94%)
   CNA Financial Notes;
     6.50%; 4/15/2005                 $ 125,000       $  118,375
   NiSource Finance Corp. Co. Guaranteed
     Notes; 7.63%; 11/15/2005           165,000(b)       171,499
   Team Fleet Finance Corp. Notes;
     7.35%; 5/15/2003                   250,000          252,819
   Wells Fargo Financial, Inc. Senior Notes;
     6.70% 9/22/2004                    350,000          353,414

                                                         896,107
Fire, Marine & Casualty
Insurance (0.53%)
   Hartford Financial Services Senior Notes;
     7.75%; 6/15/2005                   200,000          210,955
   Prudential Insurance Co. Senior
     Notes; 6.38%; 7/23/2006            300,000(b)       295,484

                                                         506,439
General Government, NEC (0.39%)
   Republic of Italy Global Bonds;
     7.25%; 2/7/2005                    350,000          366,206

Groceries & Related Products (0.12%)
   Ahold Finance USA Notes;
     8.25%; 7/23/2006                   110,000          116,565

Hotels & Motels (0.16%)
   Hyatt Equities LLC Notes;
     7.00%; 5/15/2002                   150,000(b)       148,886

Household Audio & Video
Equipment (0.26%)
   Sony Corp. Notes;
     6.13%; 3/4/2003                    250,000          250,434

Industrial Inorganic Chemicals (0.26%)
   Pharmacia Corp. Notes;
     5.75%; 12/1/2005                   250,000          245,660

Life Insurance (0.27%)
   Liberty Mutual Surplus Notes;
     8.20%; 5/4/2007                    250,000(b)       258,514

Lumber & Other Building
Materials (0.32%)
   Home Depot, Inc. Notes;
     6.50%; 9/15/2004                   300,000          304,467

Miscellaneous Equipment Rental &
Leasing (0.21%)
   Oil Enterprises Ltd. Global Notes;
     6.24%; 6/30/2008                   202,999          200,449

Miscellaneous General Merchandise
Stores (0.17%)
   Unilever Capital Corp. Senior Unsecured
     Unsubordinated Notes;
     6.75%; 11/1/2003                   160,000          162,875

Mortgage Bankers & Brokers (0.27%)
   Abbey National PLC Yankee Bonds;
     7.95%; 10/26/2029                  250,000          264,842

Mortgage Pass Thru Securities (0.87%)
   Lehman Large Loan
     Class A1, Series 1997-LLI;
     6.79%; 6/12/2004                 $ 461,274       $  468,731
   Merrill Lynch Mortgage Investors, Inc.,
     Class A1, Series 1997-C1;
     6.95%; 6/18/2029                   354,914          360,362

                                                         829,093
Motor Vehicles & Equipment (0.55%)
   Delphi Auto Systems Corp. Debentures;
     7.13%; 5/1/2029                     70,000           59,337
   Ford Motor Credit Co. Notes;
     7.50%; 3/15/2005                   250,000          255,225

                                                         314,562
Paints & Allied Products (0.32%)
   Rohm & Haas Co. Notes;
     6.95%; 7/15/2004                   300,000          302,865

Personal Credit Institutions (7.18%)
   American Express Co. Notes;
     6.88%; 11/1/2005                   110,000          112,805
   American Express Credit Account Master
     Trust Series 1997-1, Class A, Asset
     Backed; 6.40%; 4/15/2005           500,000          504,860
   American General Finance Senior
     Notes; 6.75%; 11/15/2004           350,000          353,012
   BMW Vehicle Owner Trust
     Asset Backed Series 1999-A,
     Class A3; 6.41%; 4/25/2003       1,000,000        1,002,450
   Chemical Master Credit Card Trust
     Series 1995-3, Class A;
     6.23%; 4/15/2005                   500,000          503,205
   Citibank Credit Card Master Trust I
     Asset Backed Bonds; Series 1999-7,
     Class A; 6.65%; 11/15/2006         500,000          510,545
   Citibank Credit Card Issuance Trust
     Asset Backed Bonds; Series 2000-A1,
     Class A1; 6.90%; 10/17/2007        360,000          371,388
   DaimlerChrysler Company Guaranteed
     Notes; 7.20%; 9/1/2009             310,000          298,573
   First USA Credit Card Trust
     Series 1997-6, Class A;
     6.42%; 3/17/2005                   550,000          554,796
   Ford Motor Credit Notes;
     6.13%; 4/28/2003                   171,000          169,473
   General Electric Capital Corp.
     Bonds; 6.81%; 11/3/2003            500,000          510,696
   General Motors Acceptance
     Global Notes; 7.48%; 2/28/2003     350,000          357,269
   Honda Auto Lease Trust
     Asset Backed Bonds; Series 1999-A,
     Class A4; 6.45%; 9/16/2002         500,000          501,132
   Honda Auto Receivables Owner Trust
     Bonds, Series 2000-1, Class A3;
     6.62%; 7/15/2004                   200,000          201,871
   Household Finance Corp. Notes;
     7.00%; 8/1/2003                    350,000          354,274
   Premier Auto Trust
     Asset Backed Bonds; Series 1999-3,
     Class A3; 6.27%; 4/8/2003          500,000          500,970

                                                       6,807,319
Petroleum Refining (0.36%)
   Conoco, Inc. Senior Notes;
     5.90%; 4/15/2004                   350,000          346,524

Radio & Television Broadcasting (0.23%)
   Clear Channel Communication Bonds;
     7.25%; 9/15/2003                 $ 220,000       $  222,816

Security Brokers & Dealers (0.52%)
   Donaldson Lufkin & Jenrette
     Medium-Term Notes;
     6.90%; 10/1/2007                   250,000          246,712
   Lehman Brothers Holdings, Inc.
     Global Notes; 6.63%; 4/1/2004      250,000          249,173

                                                         495,885
Soap, Cleaners & Toilet Goods (0.22%)
   Procter & Gamble Co. Global
     Bonds; 6.60%; 12/15/2004           200,000          205,433

Telephone Communication (1.83%)
   AT&T Canada, Inc. Bonds;
     7.65%; 9/15/2006                   250,000          244,895
   AT&T Corp. Global Notes;
     6.50%; 3/15/2029                   250,000          199,962
   BellSouth Cap. Funding Notes;
     7.75%; 2/15/2010                   500,000          523,316
   British Telecommunications PLC Notes;
     7.63%; 6/15/2005                   115,000          116,373
   Deutsche Telekom AG;
     7.75%; 2/15/2010                   195,000          198,933
   Vodafone Airtouch PLC
     Unsubordinated Notes;
      7.75%; 2/15/2010                  235,000(b)       243,259
   Worldcom, Inc. Notes;
     8.25%; 5/15/2010                   200,000          205,603

                                                       1,732,341
Trusts (0.24%)
   Mid-State Trust
     Pass Through Series 4, Class A;
     8.33%; 4/1/2030                    214,593          228,498


                                    Total Bonds       29,620,569


U.S. Government Treasury Notes & Bonds (3.21%)

   6.00%; 8/15/2009                     400,000          422,194
   7.25%; 2/15/2016                   1,900,000        2,621,263


     Total U.S. Government Treasury Notes & Bonds      3,043,457


                                       Principal
    Type    Rate      Maturity          Amount          Value


Federal National Mortgage Association
(FNMA) Certificates (1.50%)

   FNMA     5.50%  1/1/2014            $1,268,862     $1,233,467
   FNMA     8.00   2/1/2012               179,573        184,678



                         Total FNMA Certificates       1,418,145

Federal Home Loan Mortgage Corporation
(FHLMC) Certificates (2.55%)

FHLMC       6.00%  12/1/2013           $1,613,288     $1,594,951
FHLMC       6.00   4/1/2028               848,559        822,049


                        Total FHLMC Certificates       2,417,000

Government National Mortgage Association
(GNMA) Certificates (1.93%)

GNMA        7.00   9/15/2014            1,804,481      1,834,702


           Total Portfolio Investments (93.07%)       88,328,035

Cash and receivables, net of liabilities (6.93%)       6,577,304


                     Total Net Assets (100.00%)      $94,905,339



(a) Non-income producing security - No dividend paid during the past twelve months. (b) Restricted security - See Note 4 to the financial statements.

BALANCED ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (62.70%)

Accounting, Auditing, &
Bookkeeping (1.23%)
   Paychex, Inc.                         42,550      $ 2,068,994

Advertising (0.48%)
   TMP Worldwide, Inc.                   13,511(a)       743,105
   WPP Group PLC ADR                        900           56,531

                                                         799,636
Air Transportation, Scheduled (0.09%)
   Ryanair Holdings PLC ADR               2,770(a)       154,254

Aircraft & Parts (0.05%)
   Rolls-Royce PLC ADR                    5,170           76,844

Auto & Home Supply Stores (0.41%)
   Autozone, Inc.                        24,400(a)       695,400

Bakery Products (0.52%)
   Sara Lee Corp.                        35,700          876,881

Beverages (0.43%)
   PepsiCo, Inc.                         14,500          718,656

Blast Furnace & Basic Steel
Products (0.03%)
   Pohang Iron & Steel Co., Ltd. ADR      3,500           54,469

Cable & Other Pay TV Services (1.14%)
   Comcast Corp.                         45,100(a)     1,882,925
   United Pan-Europe
     Communications NV ADR                1,870(a)        19,635

                                                       1,902,560
Combination Utility Services (0.65%)
   NiSource, Inc.                        19,850          610,387
   Utilicorp United, Inc.                15,620          484,220

                                                       1,094,607
Commercial Banks (3.89%)
   ABN-AMRO Holdings ADR                  9,176          208,754
   Bank of America Corp.                 10,900          500,038
   Chase Manhattan Corp.                 13,500(a)       613,406
   Deutsche Bank AG ADR                   2,000          166,739
   Dresdner Bank AG ADR                   2,677          116,365
   Fifth Third Bancorp.                  12,000          717,000
   First Union Corp.                     19,308          537,004
   FleetBoston Financial Corp.           17,441          655,128
   HSBC Holdings PLC                      2,030          149,408
   PNC Financial Services Group           7,120          520,205
   Royal Bank of Canada                   1,400           47,425
   San Paolo IMI SPA ADR                  2,250           72,984
   State Street Corp.                     7,400          919,154
   UBS AG                                 1,400          228,760
   Wells Fargo Co.                       19,100        1,063,631

                                                       6,516,001
Commercial Printing (0.28%)
   Creo Products, Inc.                    2,300(a)        46,575
   R. R. Donnelley & Sons Co.            15,400          415,800

                                                         462,375
Communications Equipment (4.25%)
   ADC Telecommunications, Inc.          42,500(a)   $   770,313
   Alcatel ADR                            2,540          142,081
   Canon, Inc. ADR                        2,580           86,914
   Comverse Technology, Inc.             18,100(a)     1,966,112
   Ericsson LM Telefon ADR                6,200           69,363
   Koninklijke (Royal) Philips
     Electronics NV                       3,334          120,857
   Lucent Technologies, Inc.              9,800          132,300
   Matsushita Electrical ADR              2,000           46,750
   Motorola, Inc.                        22,566          456,962
   Network Appliance, Inc.                  966(a)        62,005
   Nortel Networks Corp.                 42,026        1,347,458
   Siemens AG -  Unsponsored ADR            206           26,931
   Tellabs, Inc.                         33,600(a)     1,898,400

                                                       7,126,446
Computer & Data Processing
Services (3.27%)
   America Online, Inc.                   9,300(a)       323,640
   BMC Software, Inc.                    12,800(a)       179,200
   Compuware Corp.                       16,000(a)       100,000
   Electronic Data Systems Corp.         16,400          947,100
   First Data Corp.                      16,700          879,881
   Microsoft Corp.                       10,700(a)       465,450
   Oracle Systems Corp.                  12,400(a)       360,375
   Sun Microsystems, Inc.                50,800(a)     1,416,050
   Unisys Corp.                          11,200(a)       163,800
   Veritas Software Corp.                 7,300(a)       638,750

                                                       5,474,246
Computer & Office Equipment (5.14%)
   Automatic Data Processing, Inc.       17,900        1,133,294
   Cabletron Systems, Inc.               18,800(a)       283,175
   Cisco Systems, Inc.                   73,500(a)     2,811,375
   Compaq Computer Corp.                 33,700          507,185
   Dell Computer Corp.                   11,800(a)       205,763
   EMC Corp.                             26,000(a)     1,729,000
   Hewlett-Packard Co.                   18,600          587,062
   Hitachi Ltd. ADR                         500           43,281
   International Business Machines Corp. 10,800          918,000
   NEC Corp.                                884           79,781
   Orbotech Ltd. ADR                        710(a)        26,492
   Palm, Inc.                            10,530(a)       298,131

                                                       8,622,539
Consumer Products (0.81%)
   Fortune Brands, Inc.                  17,800          534,000
   Hanson PLC ADR                         2,580           88,365
   Philip Morris Cos., Inc.              16,800          739,200

                                                       1,361,565
Crude Petroleum & Natural Gas (0.71%)
   Devon Energy Corp.                     4,710          287,169
   Repsol YPF, SA ADR                     5,300           85,463
   Texaco, Inc.                          13,230          821,914

                                                       1,194,546
Department Stores (1.33%)
   Kohl's Corp.                          22,700(a)     1,384,700
   Target Corp.                           8,650          278,962
   Wal-Mart Stores, Inc.                 10,700          568,438

                                                       2,232,100
Dimension Stone (0.03%)
   Potash Corp. of Saskatchewan, Inc.       600           46,987

Drugs (7.30%)
   Abbott Laboratories                   21,770      $ 1,054,484
   American Home Products Corp.          18,400        1,169,320
   Aventis ADR                            2,100          176,925
   Bristol-Myers Squibb Co.              27,280        2,017,015
   Elan Corp. PLC ADR                     1,980(a)        92,689
   Glaxosmithkline PLC Sponsored ADR      1,850          103,600
   Johnson & Johnson Co.                 16,460        1,729,329
   Merck & Co., Inc.                     10,500          983,062
   Novartis AG Sponsored ADR              3,560          159,310
   Pfizer, Inc.                          66,380        3,053,480
   Pharmacia Corp.                       13,532          825,452
   Schering-Plough Corp.                  9,900(a)       561,825
   Watson Pharmaceuticals, Inc.           6,020(a)       308,149

                                                      12,234,640
Electric Lighting & Wiring
Equipment (0.01%)
   Furukawa Electric Co., Ltd.               90           15,722

Electric Services (1.13%)
   Dominion Resources                    11,600          777,200
   Endesa SA ADR                          8,560          142,845
   Reliant Energy, Inc.                  17,500          757,969
   Scottish Power PLC ADR                 4,500          136,406
   Southern Energy, Inc.                  2,677(a)        75,793

                                                       1,890,213
Electrical Industrial Apparatus (0.75%)
   Emerson Electric Co.                  15,900        1,253,119

Electronic Components &
Accessories (2.55%)
   Intel Corp.                           43,500        1,315,875
   JDS Uniphase Corp.                     7,300(a)       304,319
   Linear Technology Corp.               11,900          550,375
   Maxim Integrated Products, Inc.       22,500(a)     1,075,781
   PMC Sierra, Inc.                       4,700(a)       369,538
   Texas Instruments, Inc.               13,800          653,775

                                                       4,269,663
Fats & Oils (0.24%)
   Archer Daniels Midland Co.            27,057          405,855

Federal & Federally Sponsored
Credit (1.02%)
   Federal National Mortgage Association 19,710        1,709,842

Finance Services (0.05%)
   Nomura Securities Co. Ltd. ADR           500           89,974

Fire, Marine & Casualty
Insurance (2.45%)
   American International Group, Inc.    27,550        2,715,397
   Hartford Financial Services Group, Inc.6,400          452,000
   Loews Corp.                            3,500          362,469
   St. Paul Cos., Inc.                    8,500          461,656
   Swiss Reinsurance Co.                    923          110,640

                                                       4,102,162
Foreign Banks, Branches &
Agencies (0.14%)
   Fortis NV ADR                          7,110      $   230,961
Furniture & Home Furnishings
Stores (1.06%)
   Bed Bath & Beyond, Inc.               79,400(a)     1,776,575

Gas Production & Distribution (0.38%)
   BG Group PLC Sponsored ADR             2,132           43,440
   El Paso Energy Corp.                   8,250          590,906

                                                         634,346
General Industrial Machinery (0.15%)
   Pall Corp.                            12,000          255,750

Grain Mill Products (0.41%)
   Ralston-Ralston Purina Group          26,500          692,312

Groceries & Related Products (1.72%)
   SYSCO Corp.                           90,200        2,706,000
   Unilever PLC ADR                       5,200          179,725

                                                       2,885,725
Grocery Stores (0.41%)
   Albertson's, Inc.                     20,834          552,101
   Koninklijke Ahold NV SP ADR            3,920          127,400

                                                         679,501
Heavy Construction, Except Highway (0.06%)
   Vivendi Universal SA SP ADR            1,521           99,340

Highway & Street Construction (0.13%)
   Halliburton Co.                        6,100          221,125

Hospitals (0.27%)
   Tenet Healthcare Corp.                10,300          457,706

Household Appliances (2.05%)
   General Electric Co.                  71,700        3,437,119

Industrial Inorganic Chemicals (0.35%)
   Akzo ADR                               1,640           87,330
   Praxair, Inc.                         11,400          505,875

                                                         593,205
Investment Offices (0.07%)
   Amvescap PLC Sponsored ADR             2,825          122,888

Life Insurance (0.74%)
   Aegon NV ADR                           2,300           95,306
   AXA ADR                                3,590          257,807
   ING Groep NV ADR                       3,623          290,293
   Lincoln National Corp.                12,600          596,137

                                                       1,239,543
Lumber & Other Building Materials (0.63%)
   Home Depot, Inc.                      13,300          607,644
   Lowe's Cos., Inc.                     10,200          453,900

                                                       1,061,544
Machinery, Equipment & Supplies (0.33%)
   Grainger (W. W.), Inc.                15,100          551,150

Medical Instruments & Supplies (1.68%)
   Fresenius Med. Care AG                 2,000           31,889
   Guidant Corp.                         34,500(a)     1,860,844
   St. Jude Medical, Inc.                15,160(a)       931,392

                                                       2,824,125
Medical Services & Health
Insurance (0.15%)
   Aon Corp.                              7,237       $  247,867

Metal Mining Services (0.02%)
   Billiton PLC ADR                       9,174           34,539

Miscellaneous Chemical Products (0.56%)
   Du Pont (E. I.) De Nemours            19,263          930,644

Miscellaneous Converted Paper
Products (0.43%)
   Minnesota Mining & Mfg. Co.            5,940          715,770

Miscellaneous Food & Kindred
Products (0.16%)
   Groupe Danone                          3,760          115,432
   Nestle Reg. ADR                        1,300          151,620

                                                         267,052
Miscellaneous Furniture &
Fixtures (0.31%)
   Newell Rubbermaid, Inc.               22,600          514,150

Miscellaneous Manufacturers (0.52%)
   Tyco International Ltd.               15,600          865,800

Miscellaneous Non-Durable Goods (0.11%)
   Diageo PLC ADR                         4,140          183,713
Motion Picture Production &
Services (0.14%)
   Disney (Walt) Co. Holding Co.          8,200          237,287

Newspapers (0.08%)
   News Corp. Ltd. ADR                    1,737           56,018
   United Business Media PLC              3,050           70,150

                                                         126,168
Oil & Gas Field Services (0.51%)
   Petroleum Geo-Services ADR             1,600(a)        21,300
   Schlumberger Ltd.                      6,400          511,600
   Transocean Sedco Forex, Inc.           7,000          322,000

                                                         854,900
Ordnance & Accessories, NEC (0.05%)
   Bae Systems PLC Sponsored ADR          3,560           81,258

Paper Mills (0.44%)
   Kimberly Clark Corp.                   9,700          685,693
   Stora Enso Oyj Sponsored ADR           1,900(a)        22,325
   UPM-Kymmene Oyj ADR                    1,000           34,875

                                                         742,893
Petroleum & Petroleum Products (0.08%)
   E.ON AG Sponsored ADR                  2,300          138,863

Petroleum Refining (1.47%)
   BP Amoco PLC                          11,408          546,158
   Conoco, Inc., Class B                 18,084          523,306
   Exxon Mobil Corp.                     12,740        1,107,584
   Shell Transport & Trading Co. ADR      1,200           59,250
   TotalFinaElf SA ADR                    3,100          225,331

                                                       2,461,629
Primary Non-Ferrous Metal (0.03%)
   Alcan Aluminium  Ltd.                  1,584           54,153

Professional & Commercial
Equipment (0.07%)
   Schering AG ADR                        2,000      $   113,875

Radio & Television Broadcasting (0.25%)
   Carlton Communications PLC ADR         1,070           49,220
   Fox Entertainment Group, Inc.         19,500(a)       348,563
   Grupo Televisa SA GDR                    640(a)        28,760

                                                         426,543
Research & Testing Services (0.23%)
   Moody's Corp.                          9,500          244,031
   Qiagen NV                              3,900(a)       134,915

                                                         378,946
Rubber & Plastics Footwear (0.45%)
   Nike, Inc.                            13,380          746,771

Sanitary Services (0.38%)
   Waste Management, Inc.                23,205          643,939

Savings Institutions (2.29%)
   Charter One Financial, Inc.           10,050          290,194
   Citigroup, Inc.                       69,466        3,547,108

                                                       3,837,302
Search & Navigation Equipment (0.02%)
   Marconi PLC                            1,485           30,535

Security Brokers & Dealers (0.29%)
   Bear Stearns Cos., Inc.                4,812          243,908
   Morgan Stanley Dean Witter & Co.       3,000          237,750

                                                         481,658
Telegraph & Other Communications (0.04%)
   Colt Telecom Group PLC ADR               700(a)        61,425

Telephone Communication (2.76%)
   Alltel Corp.                           9,000          561,938
   AT&T Corp.                            19,073          330,201
   AT&T Wireless Group                   11,298(a)       195,597
   BellSouth Corp.                       22,600          925,187
   British Telecommunications PLC ADR       390           33,833
   China Mobile (Hong Kong) Ltd SP ADR    1,700(a)        46,113
   McLeodUSA, Inc.                       21,200(a)       299,450
   Nippon Telegraph And Telephone Corp.     800           28,550
   Nokia Corp. ADR, Class A               2,300          100,050
   NTT Docomo, Inc.                         600           51,751
   SBC Communications, Inc.               8,889          424,450
   Sprint Corp.                          10,800          219,375
   Telefonica SA ADR                      1,740(a)        87,000
   Verizon Communications                18,178          911,172
   Vodafone Group PLC SP ADR              4,900          175,481
   Worldcom, Inc.                        16,400(a)       229,600

                                                       4,619,748
Tires & Inner Tubes (0.04%)
   Rhodia SA ADR                          4,200           63,263


                            Total Common Stocks      105,073,902

Bonds (20.00%)

Blast Furnace & Basic Steel
Products (1.06%)
   Carpenter Technology Corp.
     Medium-Term Notes;
     6.99%; 4/20/2018                $1,700,000      $ 1,599,635
   Quanex Corp. Convertible
     Subordinated Debentures;
     6.88%; 6/30/2007                   200,000          170,250

                                                       1,769,885
Consumer Products (0.90%)
   Philip Morris Cos., Inc. Notes;
     7.25%; 9/15/2001                 1,500,000        1,500,729

Department Stores (1.36%)
   Dillard's, Inc. Notes;
     6.43%; 8/1/2004                  2,000,000        1,632,962
     7.38%; 6/1/2006                    845,000          647,474

                                                       2,280,436
Farm & Garden Machinery (0.99%)
   Deere & Co. Senior Debentures;
     8.50%; 1/9/2022                  1,500,000        1,664,213

Finance Services (0.36%)
   Sprint Spectrum L.P. Callable Bond;
     12.50%; 8/15/2006                  600,000          597,363

Fire, Marine & Casualty
Insurance (0.80%)
   St. Paul Cos., Inc.
     Medium Term Notes; Series C
     6.38%; 12/15/2008                1,400,000        1,346,086

Funeral Service & Crematories (1.40%)
   Service Corp. International Notes;
     6.75%; 6/1/2001                  2,339,750        2,339,750

General Industrial Machinery (0.18%)
   Ingersoll-Rand Medium-Term Notes;
     6.46%; 11/19/2003                  300,000          301,235

Medical Service & Health
Insurance (0.43%)
   Aetna Services, Inc.;
     6.38%; 8/15/2003                   715,000          713,283

Miscellaneous Investing (0.90%)
   Kimco Realty Corp. Senior Notes;
     6.50%; 10/1/2003                 1,525,000        1,516,596

Mortgage Pass-Through Securities (6.90%)
   DLJ Commercial Mortgage Corp.,
     Mortgage Pass-Through Cert.,
     Series 1998-CF1, Class A-1B;
     6.41%; 2/18/2008                $2,900,000      $ 2,916,117
   First Union Commercial Mortgage
     Trust Commercial Mortgage
     Pass-Through Certificate,
     Series 1999-C1, Class B;
     6.22%; 12/15/2008                1,900,000        1,859,272
   GMAC Commercial Mortgage
     Securities, Inc. Mortgage
     Pass-Through Certificates,
     Series 1998-C2, Class C;
     6.50%; 8/15/2008                 2,500,000        2,462,231
   J.P. Morgan Commercial Mortgage
     Finance Corp. Mortgage
     Pass-Through Certificates,
     Series 1999-C7, Class B;
     6.66%; 10/15/2035                1,000,000        1,002,368
   LB Commercial Mortgage Trust,
     Mortgage Pass-Through Cert.,
     Series 1998-C4, Class A-1B;
     6.21%; 10/15/2008                1,000,000          988,842
   Lehman Large Loan
     Series 1997-LLI, Class A1
     6.79%; 6/12/2004                   212,186          215,616
   Morgan Stanley Capital I, Inc.
     Commercial Mortgage,
     Series 1999-RM1, Class B;
     6.81%; 12/15/2031                2,100,000        2,126,281

                                                      11,570,727
Paper & Paper Products (0.45%)
   Boise Cascade Office Products
     Corp. Notes; 7.05%; 5/15/2005      800,000          758,564

Personal Credit Institutions (0.92%)
   Ford Motor Credit Co. Notes;
     7.60%; 8/1/2005                  1,500,000        1,540,191

Petroleum & Petroleum
Products (0.96%)
   Enron Corp. Notes;
     6.75%; 9/1/2004                  1,600,000        1,613,578

Railroads (1.01%)
   Norfolk Southern Debentures;
     9.00%; 3/1/2021                  1,500,000        1,696,965

Search & Navigation Equipment (0.59%)
   Raytheon Co. Notes;
     5.95%; 3/15/2001                 1,000,000          997,048

Security Brokers & Dealers (0.79%)
   Lehman Brothers, Inc. Senior
     Subordinated Notes;
     7.25%; 4/15/2003                 1,300,000        1,319,638

Trucking & Courier Services,
Except Air (0.00%)
   Builders Transport, Inc. Convertible
     Subordinated Debentures;
     6.50%; 5/1/2011                    306,000(b)           306


                                    Total Bonds       33,526,593

Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (8.23%)

FHLMC       6.00%  1/1/2029             $ 899,359    $   871,262
FHLMC       6.50   9/1/2027-5/1/2029    4,514,120      4,459,122
FHLMC       6.75   9/15/2029-3/15/2031  1,400,000      1,499,967
FHLMC       7.00   7/15/2005-12/1/2027  3,116,122      3,138,156
FHLMC       7.50   1/1/2031             2,387,411      2,421,206
FHLMC       8.00   12/1/2030            1,370,000      1,403,021


                         Total FHLMC Certificates     13,792,734

Federal National Mortgage Association (FNMA)
Certificates (1.62%)

FNMA 6.50   8/1/2028                    1,453,238      1,434,708
FNMA 7.13   1/15/2030                   1,150,000      1,283,620


                          Total FNMA Certificates      2,718,328

Government National Mortgage Association (GNMA)
Certificates (3.74%)

GNMA        6.00   1/15/2029            1,801,907      1,750,502
GNMA II     6.00   9/20/2026-7/20/2028  4,654,824      4,511,063


                           Total GNMACertificates      6,261,565

U.S. Government Treasury Notes & Bonds (0.61%)

            5.75   8/15/2010              500,000        524,024
            5.13   12/31/2002             500,000        500,175


     Total U.S. Government Treasury Notes & Bonds      1,024,199


                                       Principal
                                        Amount          Value


Commercial Paper (4.06%)

Paint, Glass & Wallpaper Stores (0.24%)
   Sherwin-Williams Co.
     6.55%; 1/2/2001                  $ 400,000    $     399,782

Personal Credit Institutions (3.82%)
   Investment in Joint Trading Account,
     Household Finance Corp.;
     6.50%; 1/2/2001                  6,407,122        6,407,122


                         Total Commercial Paper        6,806,904


          Total Portfolio Investments (100.96%)      169,204,225

Liabilities, net of cash and receivables (-0.96%)     (1,608,754)


                     Total Net Assets (100.00%)     $167,595,471



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Non-income producing security - Security in default.


BLUE CHIP ACCOUNT

                                        Shares
                                         Held           Value


Common Stocks (92.39%)

Accounting, Auditing, &
Bookkeeping (0.37%)
   Paychex, Inc.                            419        $  20,374

Beverages (4.27%)
   Anheuser-Busch Cos., Inc.              2,700          122,850
   PepsiCo, Inc.                          2,300          113,994

                                                         236,844
Chemicals & Allied Products (0.53%)
   Dow Chemical Company                     800           29,300

Commercial Banks (2.84%)
   Fifth Third Bancorp.                     234           13,981
   FleetBoston Financial Corp.            1,300           48,831
   J.P. Morgan & Co., Inc.                  200           33,100
   State Street Corp.                       129           16,023
   Wachovia Corp.                           500           29,063
   Wells Fargo Company                      300           16,706

                                                         157,704
Communications Equipment (2.71%)
   ADC Telecommunications, Inc.           2,810(a)        50,931
   Motorola, Inc.                         4,900           99,225

                                                         150,156
Computer & Data Processing
Services (3.27%)
   Microsoft Corp.                        1,900(a)        82,650
   Oracle Systems Corp.                   1,100(a)        31,969
   Sun Microsystems, Inc.                 2,400(a)        66,900

                                                         181,519
Computer & Office Equipment (9.56%)
   Automatic Data Processing, Inc.        1,900          120,294
   Cisco Systems, Inc.                    3,600(a)       137,700
   Dell Computer Corp.                    3,400(a)        59,287
   EMC Corp.                              1,600(a)       106,400
   Hewlett-Packard Co.                    3,400          107,313

                                                         530,994
Construction & Related Machinery (0.60%)
   Baker Hughes, Inc.                       800           33,250

Crude Petroleum & Natural Gas (1.09%)
   Apache Corp.                             200           14,013
   Burlington Resources, Inc.               300           15,150
   Texaco, Inc.                             500           31,062

                                                          60,225
Department Stores (5.23%)
   May Department Stores Co.                231            7,565
   Target Corp.                           2,500           80,625
   Wal-Mart Stores, Inc.                  3,800          201,875

                                                         290,065
Drugs (8.78%)
   American Home Products Corp.           1,200           76,260
   Bristol-Myers Squibb Co.               1,800          133,088
   Johnson & Johnson Co.                  1,400          147,087
   Merck & Co., Inc.                      1,400          131,075

                                                         487,510
Eating & Drinking Places (0.98%)
   McDonald's Corp.                       1,600        $  54,400

Electric Services (1.51%)
   AES Corp.                                300(a)        16,612
   Duke Energy Corp.                        300           25,575
   Enron Corp.                              500           41,563

                                                          83,750
Electrical Industrial Apparatus (2.13%)
   Emerson Electric Co.                   1,500          118,219

Electronic Components &
Accessories (3.48%)
   Intel Corp.                            3,100           93,775
   Solectron Corp.                        1,400(a)        47,460
   Texas Instruments, Inc.                1,100           52,112

                                                         193,347
Federal & Federally Sponsored
Credit (0.99%)
   Federal Home Loan Mortgage Corp.         800           55,100

Fire, Marine & Casualty
Insurance (4.13%)
   American International Group, Inc.     2,150          211,909
   Loews Corp.                              170           17,606

                                                         229,515
Forest Products (0.26%)
   Weyerhaeuser Co.                         288           14,616

Gas Production & Distribution (3.69%)
   Williams Cos., Inc.                    5,130          204,879

Groceries & Related Products (3.84%)
   SYSCO Corp.                            7,112          213,360

Highway & Street Construction (0.26%)
   Halliburton Co.                          400           14,500

Household Appliances (3.54%)
   General Electric Co.                   4,100          196,544

Life Insurance (1.98%)
   Lincoln National Corp.                 1,900           89,894
   Metlife, Inc.                            577           20,195

                                                         110,089
Medical Instruments & Supplies (2.04%)
   Guidant Corp.                          2,100(a)       113,269

Miscellaneous Chemical Products (0.87%)
   Du Pont (E. I.) De Nemours             1,000           48,313

Miscellaneous Manufacturers (1.90%)
   Tyco International Ltd.                1,900          105,450

Oil & Gas Field Services (0.99%)
   TransOcean Sedco Forex, Inc.           1,200           55,200

Petroleum Refining (5.89%)
   Amerada Hess Corp.                       240           17,535
   Coastal Corp.                            500           44,156
   Exxon Mobil Corp.                      2,144          186,394
   Royal Dutch Petroleum Co. ADR          1,300           78,731

                                                         326,816
Primary Non-Ferrous Metals (0.60%)
   Alcoa, Inc.                            1,000        $  33,500

Savings Institutions (5.24%)
   Citigroup, Inc.                        3,933          200,829
   Washington Mutual, Inc.                1,700           90,206

                                                         291,035
Security Brokers & Dealers (1.35%)
   Merrill Lynch & Co., Inc.                400           27,275
   Morgan Stanley Dean Witter & Co.         600           47,550

                                                          74,825
Soap, Cleaners & Toilet Goods (0.47%)
   Clorox Co.                               300           10,650
   Procter & Gamble Co.                     200           15,687

                                                          26,337
Special Industry Machinery (0.83%)
   Applied Materials, Inc.                1,200(a)        45,825

Telephone Communication (6.17%)
   Alltel Corp.                             800           49,950
   AT&T Corp.                             1,600           27,700
   McLeodUSA, Inc.                        1,600(a)        22,600
   SBC Communications, Inc.               1,600           76,400
   Sprint Corp.                           3,600           73,125
   Verizon Communications                 1,630           81,704
   Worldcom, Inc.                           800(a)        11,200

                                                         342,679


                            Total Common Stocks        5,129,509


                                       Principal
                                        Amount          Value


Commercial Paper (4.73%)

Personal Credit Institutions (4.73%)
   Investment in Joint Trading Account,
     Household Finance Corp.;
     6.50%; 1/2/2001                   $262,396        $ 262,396

           Total Portfolio Investments (97.12%)        5,391,905
Cash and receivables, net of liabilities (2.88%)         160,084

                     Total Net Assets (100.00%)       $5,551,989



(a) Non-income producing security - No dividend paid during the past twelve months.

Bonds (95.31%)

Air Transportation, Scheduled (2.90%)
   Continental Airlines Pass-Through Cert.
     Series 1999-2, Class A-1;
     7.26%; 9/15/2021                $1,908,387        1,935,887
   Federal Express Corp.
     Pass-Through Cert.;
     7.96%; 3/28/2017                   282,311          283,590
     7.58%; 7/2/2019                    500,000          490,995
   Northwest Airlines Pass-Through Cert.
     Series 1999-1, Class 1A;
     6.81%; 2/1/2020                    677,921          660,383

                                                       3,370,855
Asset Backed Securities (0.87%)
   Capital Auto Receivables Asset Trust
     Subordinated Notes, Series 2000-2
     Class A3; 6.46%; 1/15/2004       1,000,000        1,007,188

Bakery Products (0.79%)
   Nabisco, Inc. Notes; 7.05%; 7/15/2007950,000          920,469

Cable & Other Pay TV Services (3.55%)
   CSC Holdings, Inc. Debentures;
     8.13%; 8/15/2009                 1,500,000        1,528,513
   Cox Communications, Inc. Notes;
     7.75%; 8/15/2006                 2,500,000        2,595,990

                                                       4,124,503
Cash Grains (0.26%)
   Aktiebolaget SKF Senior Notes;
     7.63%; 7/15/2003                   300,000          303,001

Commercial Banks (5.37%)
   Bank One Corp. Subordinated Notes;
     7.88%; 8/1/2010                  2,000,000        2,083,404
   Citicorp Subordinated Notes;
     7.13%; 9/1/2005                  1,000,000        1,023,917
   FleetBoston Financial Corp. Notes;
     7.25%; 9/15/2005                 2,000,000        2,070,738
   Wells Fargo Bank Subordinated Notes;
     7.55%; 6/21/2010                 1,000,000        1,058,361

                                                       6,236,420
Computer & Data Processing
Services (1.69%)
   Comdisco, Inc.
     Medium-Term Notes;
     6.65%; 11/13/2001                1,000,000          911,464
   Unisys Corp. Senior Notes;
     11.75%; 10/15/2004               1,000,000        1,055,000

                                                       1,966,464
Credit Reporting & Collection (2.58%)
   Orix Credit Alliance Short-Term Notes;
     7.00%; 3/15/2001                 3,000,000(a)     3,002,364

Crude Petroleum & Natural Gas (4.63%)
   Louis Dreyfus Natural Gas Corp.
     Senior Notes; 6.88%; 12/1/2007  $1,500,000    $   1,486,428
   Occidental Petroleum Corp.
     Medium-Term Notes;
     9.73%; 6/15/2001                   250,000          252,686
   Union Pacific Resources
     Debentures; 7.95%; 4/15/2029     2,500,000        2,662,002
   Woodside Petroleum Notes;
     6.60%; 4/15/2008                 1,000,000(a)       979,537

                                                       5,380,653
Electric Services (12.10%)
   AES Ironwood LLC Senior Secured
     Notes; 8.88%; 11/30/2025         1,500,000        1,531,500
   Calpine Corp. Senior Notes;
     8.63%; 8/15/2010                 2,000,000(a)     1,936,994
   CE Generation LLC Senior Secured
     Notes; 7.42%; 12/15/2018           974,000          955,835
   Central Vermont Public Services
     Second Mortgage; 8.13%; 8/1/2004 2,000,000        2,007,668
   Dominion Resources Inc. Notes;
     7.82%; 9/15/2014                 2,000,000        2,069,548
   Osprey Trust/Osprey I, Inc. Senior
     Secured Notes; 8.31%; 1/15/2003  3,500,000(a)     3,573,972
   Southern Energy, Inc. Senior Notes;
     7.90%; 7/15/2009                 2,000,000(a)     1,984,882

                                                      14,060,399
Fabricated Rubber Products,
NEC (0.23%)
   M.A. Hanna Co. Senior Notes;
     9.38%; 9/15/2003                   250,000          265,204

Farm & Garden Machinery (0.60%)
   Case Corp. Notes; 7.25%; 1/15/2016 1,500,000          691,163

Federal & Federally Sponsored
Credit (2.04%)
   Federal Home Loan Mortgage Corp. Notes;
     5.13%; 10/15/2008                2,500,000        2,365,342

Finance Services (2.26%)
   Associates Corp. of N.A. Senior Notes;
     7.75%; 2/15/2005                 1,000,000        1,055,167
   NiSource Finance Corp.
     Co. Guaranteed Notes;
     7.88%; 11/15/2010                1,500,000(a)     1,575,791

                                                       2,630,958
Foreign Banks, Branches &
Agencies (0.88%)
   BSCH Issuance Ltd. Bank Guaranteed
     Notes; 7.63%; 9/14/2010          1,000,000        1,019,626

Funeral Service & Crematories (0.94%)
   Service Corp. International Notes;
     6.00%; 12/15/2005                2,000,000        1,090,000

General Government, NEC (2.20%)
   Mexican U.S. Corporate Bond;
     8.63%; 3/12/2008                 1,500,000        1,496,250
   Quebec Province Debentures;
     7.50%; 7/15/2023                 1,000,000        1,060,586

                                                       2,556,836
Gold & Silver Ores (0.61%)
   Placer Dome, Inc. Notes;
     7.13%; 6/15/2007                $  750,000       $  712,952

Groceries & Related Products (1.26%)
   SuperValu, Inc. Medium-Term Notes,
     Series B; 6.49%; 12/12/2005      1,500,000        1,467,993

Heavy Construction, Except
Highway (1.39%)
   Mastec, Inc. Senior Subordinated Notes;
      7.75%; 2/1/2008                 1,750,000        1,610,000

Hospitals (0.70%)
   Tenet Healthcare Corp. Senior Notes;
      9.25%; 9/1/2010                   750,000(a)       814,688

Hotels & Motels (1.71%)
   Marriott International, Inc. Notes;
     6.63%; 11/15/2003                2,000,000        1,992,428

Machinery, Equipment &
Supplies (0.65%)
   AAR Corp. Notes; 7.25%; 10/15/2003   750,000          761,077

Medical Service & Health
Insurance (1.88%)
   Conseco, Inc. Notes; 8.75%; 2/9/20043,000,000       2,190,000

Miscellaneous Amusement, Recreation
Service (1.33%)
   Park Place Entertainment Corp.
     Senior Subordinated Notes;
     9.38%; 2/15/2007                 1,500,000        1,545,000

Miscellaneous Investing (3.20%)
   First Industrial LP Medium-Term
     Notes; 7.00%; 12/1/2006          2,000,000        1,960,746
   Washington Realty Investors Senior Notes;
     7.25%; 8/13/2006                 1,000,000          998,341
   Weingarten Realty Investors
     Medium-Term Notes;
     7.29%; 5/23/2005                   750,000          758,333

                                                       3,717,420
Miscellaneous Metal Ores (0.31%)
   Cyprus Minerals Co. Notes;
     10.13%; 4/1/2002                   350,000          362,966

Mortgage Bankers & Brokers (4.48%)
   Chase Commercial Mortgage
     Securities Corp.
     Class C Notes; 6.60%; 12/19/2007 2,000,000        1,989,433
     Class A2 Mortgage Backed Securities;
     7.63%; 7/15/2032                 3,000,000        3,218,554

                                                       5,207,987
Motor Vehicles, Parts & Supplies (0.51%)
   Visteon Corporation Senior Notes;
     8.25%; 8/1/2010                    600,000          591,594

Motor Vehicles & Equipment (0.67%)
   TRW, Inc. Medium-Term Notes;
     9.25%; 12/30/2011                  700,000          783,004

Natural Gas Liquids (3.95%)
   Duke Energy Field Services, LLC
     Senior Notes; 7.88%; 8/16/2010  $2,900,000    $   3,091,110
   Enron Corp. Corporate Bonds;
     7.38%; 5/15/2019                 1,500,000        1,494,849

                                                       4,585,959

Newspapers (2.61%)
   United News & Media PLC Notes;
     7.75%; 7/1/2009                  3,000,000        3,032,673

Operative Builders (1.56%)
   Pulte Corp.
     Senior Notes; 8.38%; 8/15/2004   1,000,000          990,074
     Notes; 7.63%; 10/15/2017         1,000,000          823,008

                                                       1,813,082
Paper & Paper Products (1.22%)
   Boise Cascade Office Products Corp.
     Notes; 7.05%; 5/15/2005          1,500,000        1,422,307

Paper Mills (1.24%)
   Champion International Corp. Notes;
     7.10%; 9/1/2005                    875,000          888,800
   Potlatch Corp. Medium-Term
     Notes; 8.75%; 1/14/2022            500,000          549,087

                                                       1,437,887
Periodicals (1.32%)
   Viacom Inc. Company Guaranteed
     Notes; 7.88%; 7/30/2030          1,500,000        1,537,704

Personal Credit Institutions (2.20%)
   Ford Motor Credit Co.
     Senior Notes; 7.38%; 10/28/2009    500,000          499,540
     Notes; 7.88%; 6/15/2010          2,000,000        2,060,998

                                                       2,560,538
Petroleum Refining (1.06%)
   Ashland Oil, Inc. Medium-Term Notes;
     8.54%; 1/13/2005                   250,000          263,042
     7.71%; 5/11/2007                   500,000          510,971
     7.73%; 7/15/2013                   250,000          253,189
   Sun Co., Inc.
     Notes; 7.13%; 3/15/2004            200,000          203,784

                                                       1,230,986
Public Building & Related
Furniture (0.41%)
   Lear Corp. Senior Notes;
     7.96%; 5/15/2005                   500,000          472,131

Radio & Television Broadcasting (1.76%)
   Clear Channel Communications Senior
     Notes; 7.65%; 9/15/2010          2,000,000        2,043,592

Railroads (2.52%)
   Norfolk Sourthern Corp. Corporate
     Bonds; 7.80%; 5/15/2027          1,000,000        1,030,127
   Union Pacific Corp.
     Debentures; 7.00%; 2/1/2016      1,000,000          999,454
     Debentures; 6.63%; 2/1/2029      1,000,000          902,854

                                                       2,932,435
Security Brokers & Dealers (6.20%)
   Goldman Sachs Group, Inc. Corporate
     Bonds; 7.63%; 8/17/2005          $ 750,000      $   780,658
   J.P. Morgan Commercial Mortgage
     Finance Corp. Mortgage Pass-Through
     Cert., Series 2000-C9, Class A2;
     7.77%; 10/15/2032                1,250,000        1,346,259
   Lehman Brothers, Inc.
     Senior Subordinated Notes;
     7.38%; 1/15/2007                 3,000,000        3,023,706
   Merrill Lynch Mortgage Investors, Inc.
     Collateralized Mortgage-Backed
     Securities, Series 95-C3, Class C;
     7.35%*; 12/26/2025               2,000,000        2,056,192

                                                       7,206,815
Ship & Boat Building &
Repairing (0.81%)
   Brunswick Corp. Debentures;
     7.38%; 9/1/2023                  1,000,000          940,377

Telephone Communication (5.86%)
   Global Crossing Holdings Ltd. Senior
     Notes; 9.13%; 11/15/2006         1,000,000          957,500
   Qwest Capital Funding, Inc.
     Company Guaranteed Notes;
     7.90%; 8/15/2010                   900,000          923,205
     6.88%; 7/15/2028                 1,000,000          874,595
   Royal KPN NV Senior
     Unsubordinated Notes;
     7.50%; 10/1/2005                   500,000(a)       486,628
   Verizon Global Funding Corp.
     Notes;
     6.75%; 12/1/2005                 1,500,000(a)     1,510,456
     7.75%; 12/1/2030                 1,000,000(a)     1,017,523
   Vodafone Airtouch PLC Unsubordinated
     Notes; 7.75%; 2/15/2010          1,000,000(a)     1,035,145

                                                       6,805,052


                                    Total Bonds      110,770,092

U.S. Government Bonds (0.47%)

Treasury Notes (0.47%)
   U.S. Government Treasury Bond;
     6.13%; 8/15/2029                 $ 500,000      $   544,531


Commercial Paper (2.14%)

Personal Credit Institutions (2.14%)
   Investment in Joint Trading Account,
     Household Finance Corp.;
     6.50%; 1/2/2001                  2,489,280        2,489,280


           Total Portfolio Investments (97.92%)      113,803,903

Cash and receivables, net of liabilities (2.08%)       2,412,212


                     Total Net Assets (100.00%)     $116,216,115



(a)  Restricted security - See Note 4 to the financial statements.
*    Variable rate (monthly).

CAPITAL VALUE ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (98.94%)

Air Transportation, Scheduled (1.59%)
   Northwest Airlines Corp., Class A     61,300(a)  $  1,846,663
   Southwest Airlines Co.                79,300        2,658,929

                                                       4,505,592
Aircraft & Parts (2.03%)
   Boeing Co.                            87,200        5,755,200

Beverages (2.90%)
   Pepsi Bottling Group, Inc.            39,100        1,561,556
   PepsiCo, Inc.                        134,300        6,656,244

                                                       8,217,800
Books (0.75%)
   Harcourt General, Inc.                37,300        2,133,560

Cable & Other Pay TV Services (0.66%)
   Cablevision Systems Corp., Class A    22,100(a)     1,877,119

Chemicals & Allied Products (1.42%)
   Dow Chemical Company                 110,000        4,028,750

Combination Utility Services (0.76%)
   Entergy Corp.                         21,400          905,487
   PG&E Corp.                            61,700        1,234,000

                                                       2,139,487
Commercial Banks (6.86%)
   Bank of America Corp.                 84,690        3,885,154
   Chase Manhattan Corp.                 84,850        3,855,372
   Comerica, Inc.                        47,500        2,820,313
   FleetBoston Financial Corp.          103,240        3,877,952
   PNC Financial Services Group          67,900        4,960,944

                                                      19,399,735
Communications Equipment (0.35%)
   Williams Communications Group, Inc.   84,500(a)       992,875

Communications Services, NEC (0.39%)
   L-3 Communications Holdings, Inc.     14,300(a)     1,101,100

Computer & Data Processing
Services (1.74%)
   Electronic Data Systems Corp.         33,204        1,917,531
   First Data Corp.                      57,400        3,024,263

                                                       4,941,794
Computer & Office Equipment (2.08%)
   Compaq Computer Corp.                143,900        2,165,695
   Hewlett-Packard Co.                   69,100        2,180,969
   International Game Technology         32,400(a)     1,555,200

                                                       5,901,864
Consumer Products  (3.77%)
   Philip Morris Cos., Inc.             212,700        9,358,800
   R.J. Reynolds Tobacco Holdings, Inc.  27,000        1,316,250

                                                      10,675,050
Crude Petroleum & Natural Gas (1.40%)
   Devon Energy Corp.                    17,500        1,066,975
   Kerr-McGee Corp.                      43,100        2,885,006

                                                       3,951,981
Cutlery, Handtools & Hardware (1.39%)
   Danaher Corp.                         57,500     $  3,931,562

Department Stores (1.39%)
   May Department Stores Co.             62,600        2,050,150
   Sears, Roebuck & Co.                  54,400        1,890,400

                                                       3,940,550
Drugs (5.18%)
   Abbott Laboratories                   36,900        1,787,344
   Alza Corp.                            34,700(a)     1,474,750
   Bristol-Myers Squibb Co.              65,400        4,835,512
   Merck & Co., Inc.                     70,230        6,575,284

                                                      14,672,890
Eating & Drinking Places (0.65%)
   Brinker International, Inc.           25,300(a)     1,068,925
   Darden Restaurants, Inc.              34,100          780,038

                                                       1,848,963
Electric Services (5.82%)
   Duke Energy Corp.                     98,400        8,388,600
   Enron Corp.                           35,200        2,926,000
   Reliant Energy, Inc.                 119,600        5,180,175

                                                      16,494,775
Electrical Industrial Apparatus (0.58%)
   Emerson Electric Co.                  20,900        1,647,181

Electronic Components &
Accessories (0.84%)
   Advanced Micro Devices, Inc.          57,600(a)       795,600
   Analog Devices, Inc.                  31,000(a)     1,586,813

                                                       2,382,413
Fire, Marine & Casualty
Insurance (7.93%)
   Allstate Corp.                        88,200        3,842,212
   American International Group, Inc.    57,550        5,672,272
   Cigna Corp.                           22,600        2,989,980
   Hartford Financial Services Group, Inc.76,000       5,367,500
   Loews Corp.                           25,000        2,589,062
   St. Paul Cos., Inc.                   36,700        1,993,269

                                                      22,454,295
Forest Products (0.84%)
   Weyerhaeuser Co.                      46,600        2,364,950

Groceries & Related Products (2.42%)
     SYSCO Corp.                        228,800        6,864,000

Hospitals (2.55%)
   HCA - The Healthcare Corp.            51,400        2,262,114
   Tenet Healthcare Corp.                85,000        3,777,188
   Universal Health Services, Inc.;
      Class B                            10,500(a)     1,173,375

                                                       7,212,677
Hotels & Motels (0.48%)
   MGM Mirage, Inc.                      48,600        1,369,912

Life Insurance (4.09%)
   American General Corp.                79,900        6,511,850
   Lincoln National Corp.               107,200        5,071,900

                                                      11,583,750
Medical Instruments & Supplies (0.83%)
   Guidant Corp.                         43,700(a)     2,357,069

Medical Service & Health
Insurance (0.98%)
   Wellpoint Health Networks, Inc.       24,200(a)  $  2,789,050

Miscellaneous Chemical Products (1.08%)
   Du Pont (E. I.) De Nemours            63,100        3,048,519

Miscellaneous Investing (0.34%)
   Starwood Hotels & Resorts Worldwide, Inc.27,700       976,425

Miscellaneous Manufacturers (2.58%)
   Tyco International Ltd.              131,700        7,309,350

Motion Picture Production &
Services (3.24%)
   AT&T Corp.- Liberty Media Group,
      Class A                           142,800(a)     1,936,725
   Disney (Walt) Co. Holding Co.        250,700        7,254,631

                                                       9,191,356
Periodicals (0.34%)
   Primedia, Inc.                        81,500(a)       972,906

Petroleum Refining (7.68%)
   Amerada Hess Corp.                   100,300        7,328,169
   Exxon Mobil Corp.                    146,800       12,762,425
   Valero Energy Corp.                   45,100        1,677,156

                                                      21,767,750
Professional & Commercial
Equipment (0.32%)
   Tech Data Corp.                       33,400(a)       903,366

Savings Institutions (6.99%)
   Citigroup, Inc.                      284,881       14,546,736
   Washington Mutual, Inc.               99,000        5,253,188

                                                      19,799,924
Search & Navigation Equipment (0.50%)
   Raytheon Co.                          48,800        1,415,200

Security Brokers & Dealers (3.42%)
   Merrill Lynch & Co., Inc.             82,700        5,639,106
   Morgan Stanley Dean Witter & Co.      51,100        4,049,675

                                                       9,688,781
Soap, Cleaners & Toilet Goods (1.15%)
   Clorox Co.                            29,600        1,050,800
   Procter & Gamble Co.                  28,200        2,211,937

                                                       3,262,737
Telephone Communication (7.68%)
   AT&T Corp.                           176,350        3,053,059
   Qwest Communications
     International, Inc.                 60,600(a)     2,484,600
   SBC Communications, Inc.             193,300        9,230,075
   Verizon Communications               139,242        6,979,505

                                                      21,747,239
Women's & Misses' Outerwear (0.95%)
   Liz Claiborne, Inc.                   64,800        2,697,300



                            Total Common Stocks      280,316,797

Commercial Paper (0.78%)

Personal Credit Institutions (0.78%)
   Investment in Joint Trading Account,
     Household Finance Corp.;
     6.50%; 1/2/2001                 $2,219,316     $  2,219,316


            Total Porfolio Investments (99.72%)      282,536,113

Cash and receivables, net of liabilitites (0.28%)        788,838


                     Total Net Assets (100.00%)     $283,324,951



(a) Non-income producing security - No dividend paid during the past twelve months.

GOVERNMENT SECURITIES ACCOUNT


                                       Principal
    Type    Rate      Maturity          Amount          Value

Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (25.28%)

FHLMC       5.50%  2/15/2024 - 3/1/2024$ 1,068,073   $ 1,012,074
FHLMC       6.00   1/1/2009 - 1/1/2026  4,801,639      4,735,994
FHLMC       6.50   6/1/2018 - 12/1/202814,511,501     14,345,726
FHLMC       7.00   9/1/2023 - 12/1/202810,266,529     10,304,804
FHLMC       7.50   3/1/2023                72,195         73,420
FHLMC Gold  6.00   7/1/2009             1,646,120      1,638,660


                         Total FHLMC Certificates     32,110,678

Federal National Mortgage Association (FNMA)
Certificates (15.84%)

FNMA 5.50   5/1/2024                      925,291        877,393
FNMA 6.00  11/1/2023 - 11/1/2028        5,950,736      5,825,028
FNMA 6.50  11/1/2023 - 6/1/2026         8,949,632      8,844,836
FNMA 7.00   8/1/2023 - 11/1/2027        2,791,944      2,803,369
FNMA 7.50   4/1/2022 - 7/1/2027           783,716        798,111
FNMA 8.00   6/1/2030                      955,383        977,813


                          Total FNMA Certificates     20,126,550

Government National Mortgage Association (GNMA)
Certificates (25.07%)

GNMA I    6.50   5/15/2026 - 8/15/2028    2,473,708    2,450,373
GNMA I    7.00   1/15/2024 - 5/15/2028    4,645,349    4,670,582
GNMA II   6.00   5/20/2024 - 7/20/2029   22,977,054   22,303,666
GNMA II   6.50   12/20/2025 - 2/20/2026   2,455,367    2,427,728


                          Total GNMA Certificates     31,852,349


                                       Principal
                                        Amount          Value


Private Export Funding Corporation (PEFCO)
Certificates (12.88%)

Private Export Funding Corp.
   Notes;
     6.24%; 5/15/2002                $  200,000      $   201,555
     7.01%; 4/30/2004                   280,000          291,317
     8.40%; 7/31/2001                 1,300,000        1,317,025
   Secured Notes;
     6.62%; 10/1/2005                 2,200,000        2,278,443
     6.67%; 9/15/2009                 2,400,000        2,502,142
     8.35%; 1/31/2001                 1,000,000        1,001,594
   Series KK, Senior Secured Notes;
     8.75%; 6/30/2003                 1,373,000        1,471,701
   Series SS, Senior Secured Notes;
     5.50%; 3/15/2001                 3,375,000        3,370,097
     5.80%; 2/1/2004                  1,540,000        1,565,036
     7.03%; 10/31/2003                2,275,000        2,358,606


                       Total PEFCO Certificates       16,357,516

Student Loan Marketing Association (SLMA)
Certificates (8.20%)

Student Loan Marketing Association
   Debentures;
     7.30%; 8/1/2012                 $3,000,000      $ 3,288,069
     8.47%; 12/1/2008                 1,000,000        1,152,818
     9.15%; 12/1/2004                 1,200,000        1,341,896
   Global Notes;
     5.70%; 7/1/2004                  1,050,000        1,049,970
   Medium-Term Notes;
     6.25%; 12/1/2008                 1,100,000        1,115,082
   Notes;
     5.20%; 3/2/2001                    500,000          499,147
     6.13%; 12/1/2005                 1,560,000        1,588,752
     9.25%; 6/1/2004                    350,000          388,109


                        Total SLMA Certificates       10,423,843

Bonds (3.57%)

Federal & Federally Sponsored
Credit (3.57%)
   Federal Home Loan Bank System,
     5.50%; 1/21/2003                 1,000,000          998,251
     6.38%; 12/5/2001                 1,500,000        1,507,970
     6.66%; 3/26/2002                 1,000,000        1,011,503
     6.75%; 8/15/2002                 1,000,000        1,017,314


                                    Total Bonds        4,535,038

Federal Agency Short-Term Obligations (8.43%)

Federal & Federally Sponsored
Credit (8.43%)
   Federal Home Loan Bank System,
     Commercial Paper;
     6.43%; 1/12/2001                 2,000,000        1,995,356
   Investment in Joint Trading Account,
     Federal Home Loan Bank System;
     5.70%; 1/2/2001                  8,715,817        8,711,677


                         Total Commercial Paper       10,707,033


           Total Portfolio Investments (99.27%)      126,113,007

Cash and receivables, net of liabilities (0.73%)         924,599


                     Total Net Assets (100.00%)     $127,037,606





GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (98.93%)

Accounting, Auditing, &
Bookkeeping (4.80%)
   Paychex, Inc.                        290,950      $14,147,444

Advertising (1.70%)
   TMP Worldwide, Inc.                   91,266(a)     5,019,630

Cable & Other Pay TV
Services (3.67%)
   Comcast Corp.                        259,100(a)    10,817,425

Commercial Banks (4.55%)
   Fifth Third Bancorp.                  81,700        4,881,575
   State Street Corp.                    68,600        8,520,806

                                                      13,402,381
Communications Equipment (10.78%)
   ADC Telecommunications, Inc.         286,400(a)     5,191,000
   Comverse Technology, Inc.             98,500(a)    10,699,562
   Nortel Networks Corp.                276,400        8,862,075
   Tellabs, Inc.                        124,300(a)     7,022,950

                                                      31,775,587
Computer & Data Processing
Services (5.49%)
   America Online, Inc.                  62,900(a)     2,188,920
   Sun Microsystems, Inc.               344,200(a)     9,594,575
   Veritas Software Corp.                50,300(a)     4,401,250

                                                      16,184,745
Computer & Office Equipment (12.43%)
   Automatic Data Processing, Inc.      121,200        7,673,475
   Cisco Systems, Inc.                  444,900(a)    17,017,425
   EMC Corp.                            180,000(a)    11,970,000

                                                      36,660,900
Department Stores (3.21%)
   Kohl's Corp.                         155,100(a)     9,461,100

Drugs (10.68%)
   Bristol-Myers Squibb Co.              97,600        7,216,300
   Johnson & Johnson Co.                 58,200        6,114,638
   Pfizer, Inc.                         394,600       18,151,600

                                                      31,482,538
Electronic Components &
Accessories (8.14%)
   Intel Corp.                          132,500        4,008,125
   JDS Uniphase Corp.                    50,100(a)     2,088,544
   Linear Technology Corp.               80,300        3,713,875
   Maxim Integrated Products, Inc.      151,200(a)     7,229,250
   PMC Sierra, Inc.                      31,600(a)     2,484,550
   Texas Instruments, Inc.               94,100        4,457,987

                                                      23,982,331
Federal & Federally Sponsored
Credit (2.74%)
   Federal National Mortgage Association 93,000        8,067,750

Fire, Marine & Casualty
Insurance (4.69%)
   American International Group, Inc.   140,125      $13,811,070

Furniture & Home Furnishings
Stores (4.12%)
   Bed Bath & Beyond, Inc.              543,100       12,151,863

Groceries & Related Products (4.30%)
   SYSCO Corp.                          422,400       12,672,000

Household Appliances (4.49%)
   General Electric Co.                 276,100       13,235,544

Lumber & Other Building
Materials (1.37%)
   Home Depot, Inc.                      88,700        4,052,481

Medical Instruments & Supplies (4.29%)
   Guidant Corp.                        234,500(a)    12,648,344

Savings Institutions (5.32%)
   Citigroup, Inc.                      306,962       15,674,246

Telephone Communication (2.16%)
   Bellsouth Corp.                      155,600        6,369,875


                            Total Common Stocks      291,617,254


                                       Principal
                                        Amount          Value


Commercial Paper (1.27%)

Personal Credit Institutions (1.27%)
   Investment in Joint Trading Account,
     Household Finance Corp.;
     6.50%; 1/2/2001                 $3,734,744      $ 3,734,744


           Total Portfolio Investments (99.90%)      295,351,998

Liabilities, net of cash and receivables (-0.20%)       (590,305)


                     Total Net Assets (100.00%)     $294,761,693



(a) Non-income producing security - No dividend paid during the past twelve months.

HIGH YIELD ACCOUNT

                                       Principal
                                        Amount          Value

Bonds (92.46%)

Advertising (3.94%)
   Lamar Media Corp.
     Senior Subordinated Notes;
     9.63%; 12/1/2006                  $500,000       $  515,000

Air Transportation, Scheduled (1.97%)
   Atlas Air, Inc. Senior Notes;
     10.75%; 8/1/2005                   250,000          257,500

Communications Equipment (5.07%)
   Microcell Telecommunications, Inc.
     Senior Discount Notes;
     0.00%; 6/1/2006                    500,000(a)       477,500
   Williams Communication Group, Inc.
     Senior Notes; 10.88%; 10/1/2009    250,000          186,250

                                                         663,750
Communications Services, NEC (3.03%)
   Level 3 Communications, Inc.
     Senior Discount Notes;
     0.00%; 3/15/2010                   350,000(a)       162,750
   Nextel Communications, Inc. Notes;
     9.38%; 11/15/2009                  250,000          233,125

                                                         395,875
Computer & Data Processing
Services (5.04%)
   Globix, Inc. Senior Notes;
     12.50%; 2/1/2010                   250,000           92,500
   PSINet, Inc. Senior Notes;
     10.50%; 12/1/2006                  150,000           39,000
   Unisys Corp. Senior Notes;
     11.75%; 10/15/2004                 500,000          527,500

                                                         659,000
Computer & Office Equipment (1.91%)
   International Game Technology
     Senior Notes; 8.38%; 5/15/2009     250,000(b)       249,375

Crude Petroleum & Natural Gas (3.14%)
   Chesapeake Energy Corp. Senior
     Notes, Series A;
     9.63%; 5/1/2005                    250,000          257,187
   Triton Energy Ltd. Senior Notes;
     9.25%; 4/15/2005                   150,000          153,000

                                                         410,187
Electric Services (6.01%)
   AES Corp. Senior Notes;
     9.38%; 9/15/2010                   200,000          204,500
   Calpine Corp. Senior Notes;
     8.63%; 8/15/2010                   500,000(b)       484,248
   York Power Funding Ltd.
     Senior Secured Bonds;
     12.00%; 10/30/2007                 100,000(b)        98,000

                                                         786,748
Electronic Components &
Accessories (3.00%)
   EchoStar Broadband Corp. Senior Notes;
     10.37%; 10/1/2007                 $250,000(b)    $  245,625
   Flextronics International Ltd.
     Senior Subordinated Notes;
     9.88%; 7/1/2010                    100,000(b)       146,250

                                                         391,875
Finance Services (7.95%)
   Orion Power Holdings, Inc. Senior Notes;
     12.00%; 5/1/2010                   500,000(b)       542,500
   Sprint Spectrum LP  Senior Discount
     Notes; 0%; 8/15/2006               500,000(a)       497,803

                                                       1,040,303
Funeral Service & Crematories (1.82%)
   Service Corp. International Notes;
     6.75%; 6/1/2001                    250,000          238,750

Grocery Stores (1.73%)
   Marsh Supermarkets, Inc.
     Guaranteed Notes;
     8.88%; 8/1/2007                    250,000          226,250

Heavy Construction, Except
Highway (3.52%)
   Mastec, Inc. Senior Subordinated
     Notes; 7.75%; 2/1/2008             500,000          460,000

Hospitals (5.89%)
   IASIS Healthcare Corp. Notes;
     13.00%; 10/15/2009                 250,000          227,500
   Tenet Healthcare Corp. Senior Notes;
     9.25%; 9/1/2010                    500,000(b)       543,126

                                                         770,626
Hotels & Motels (2.08%)
   John Q. Hammons Hotels, Inc.
     First Mortgage Notes;
     8.88%; 2/15/2004                   300,000          271,500

Medical Service & Health
Insurance (2.23%)
   Conseco, Inc. Notes;
     8.75%; 2/9/2004                    400,000          292,000

Miscellaneous Amusement,
Recreation Service (2.35%)
   Station Casinos, Inc. Senior
     Subordinated Notes,
     9.88%; 7/1/2010                    300,000          307,874

Oil & Gas Field Services (1.92%)
   Parker Drilling Co. Senior Notes;
     9.75%; 11/15/2006                  250,000          251,250

Personal Credit Institutions (0.03%)
   MacSaver Financial Services, Inc.
     Notes; 7.60%; 8/1/2007             200,000(d)         4,250

Radio & Television
Broadcasting (0.68%)
   Antenna TV SA Senior Notes;
     9.00%; 8/1/2007                    100,000           89,000

Residential Building
Construction (1.80%)
   D.R. Horton, Inc. Senior Notes;
     9.75%; 9/15/2010                  $250,000       $  235,000

Sanitary Services (3.55%)
   Allied Waste NA Co.
     Guaranteed Notes;
     7.88%; 1/1/2009                    500,000          463,750

Sawmills & Planning Mills (3.71%)
   Doman Industries Ltd. Senior Notes;
     12.00%; 7/1/2004                   500,000          485,000

Telegraph & Other
Communications (5.38%)
   Orius Capital Corp. Senior Subordinated
     Notes; 12.75%; 1/1/2010            250,000          207,500
   SpectraSite Holdings, Inc.
     Senior Notes;
     12.50%; 11/15/2010                 500,000(b)       496,250

                                                         703,750
Telephone Communication (11.27%)
   Covad Communications Group, Inc.
     Senior Notes; 12.00%; 2/15/2010    150,000           34,500
     Notes; 6.00%; 9/15/2005            100,000(b)        20,500
   Global Crossing Holdings Ltd.
     Co. Guaranteed Notes;
     9.50%; 11/15/2009                  250,000          236,250
   Intermedia Communications, Inc.
     Senior Notes; 8.60%; 6/1/2008      150,000          105,000
   NEXTLINK Communications, Inc.
     Senior Notes; 10.75%; 6/1/2009     500,000          410,000
   Royal KPN NV Senior Unsubordinated
     Notes; 8.00%; 10/1/2010            500,000(b)       467,563
   Williams Communication Group, Inc.
     Senior Notes; 11.70%; 8/1/2008     250,000(b)       200,000

                                                       1,473,813
Water Supply (3.44%)
   CE Casecnan Water & Energy Co., Inc.
     Senior Notes; 11.45%; 11/15/2005   500,000(b)       450,000


                                    Total Bonds       12,092,426
Common Stocks (0.00%)

Communications Equipment (0.00%)
   FWT, Inc.                              3,733(c)    $    --

Computer & Data Processing
 Services (0.00%)
   DecisionOne Corp. - Common             1,166(c)         --
   DecisionOne Corp. - Warrants
     Class A                                684(c)         --
     Class B                              1,180(c)         --
     Class C                                700(c)         --


                            Total Common Stocks            --

Preferred Stocks (0.16%)

Communication Equipment (0.14%)
   FWT, Inc.                             37,333(c)    $   18,667

Fuel Dealers (0.02%)
   Star Gas Partners LP                     132            2,310


                         Total Preferred Stocks           20,977


                                       Principal
                                        Amount          Value


Commercial Paper (4.18%)

Personal Credit Institutions (4.18%)
   Investment in Joint Trading Account,
     Household Finance Corp.;
     6.50%; 1/2/2001                   $546,485       $  546,485


           Total Portfolio Investments (96.80%)       12,659,888

Cash and receivables, net of liabilities (3.20%)         418,275


                     Total Net Assets (100.00%)      $13,078,163




(a)  Non-income producing security - Zero-step coupon bond.
(b)  Restricted security - See Note 4 to the financial statements.
(c) Non-income producing security - No dividend paid during the past twelve months.
(d)  Non-income producing security - Security in default.



INTERNATIONAL ACCOUNT

                                        Shares
                                         Held           Value


Common  Stocks (95.34%)

Advertising (0.80%)
   WPP Group PLC                        116,482      $ 1,518,159

Aircraft & Parts (1.59%)
   British Aerospace                    291,669        1,664,357
   Rolls-Royce PLC                      455,900        1,355,238

                                                       3,019,595
Beverages (0.35%)
   Interbrew                             19,000(a)(b)    662,187

Cable & Other Pay TV Services (0.31%)
   United Pan-Europe Communications NV   58,264(a)       595,180

Combination Utility Services (2.25%)
   Alcatel Alsthom                       54,562        3,099,310
   Vivendi Environnement                 26,980(a)     1,177,916

                                                       4,277,226
Commercial Banks (6.84%)
   Bank of Ireland                       48,779          485,007
   BNP Paribas                           29,403        2,581,206
   Deutsche Bank AG                      30,400        2,567,403
   Dresdner Bank AG                      31,067        1,356,349
   Nordea AB                            464,390        3,519,038
   Royal Bank of Canada Montreal, Quebec 27,400          927,618
   San Paolo-IMI S.P.A.                  98,000        1,584,450

                                                      13,021,071
Communications Equipment (2.20%)
   Canon, Inc.                           22,000          770,578
   Telefonaktiebolaget LM Ericsson,
     Class B                            134,460        1,531,922
   Nortel Networks Corp.                 18,819          603,384
   Nortel Networks Corp.                 18,203          584,747
   Siemens AG                             5,330          706,863

                                                       4,197,494
Computer & Data Processing
Services (1.29%)
   Cap Gemini SA                          4,767          768,931
   Misys PLC                            170,520        1,681,172

                                                       2,450,103
Computer & Office Equipment (1.51%)
   NEC Corp.                             98,000        1,793,520
   Orbotech Ltd. ADR                     15,493(a)       578,083
   Toshiba Corp.                         75,000          501,751

                                                       2,873,354
Concrete, Gypsum & Plaster
Products (1.75%)
   Lafarge SA                            39,800        3,336,982

Consumer Products (0.26%)
   Swedish Match Co.                    128,089          499,568

Crude Petroleum & Natural
Gas (2.71%)
   Total Fina Elf SA                     34,748        5,167,784

Dairy Products (1.60%)
   Koninklijke Numico NV                 29,356      $ 1,477,342
   Unilever NV                           24,763        1,567,049

                                                       3,044,391
Department Stores (1.73%)
   Kingfisher PLC                        63,425          471,590
   Metro AG                              61,500        2,829,375

                                                       3,300,965
Drugs (8.09%)
   Aventis SA                            54,426        4,777,903
   Novartis AG                            2,533        4,478,281
   Rhodia SA                             76,400        1,183,577
   Schering AG                           60,500        3,430,928
   Takeda Chemical Industries, Ltd.      26,000        1,539,054

                                                      15,409,743
Drugs, Proprietaries & Sundries (1.64%)
   GlaxoSmithKline PLC                  110,508(a)     3,116,654

Electric Services (1.44%)
   Scottish and Southern Energy PLC      85,504          791,901
   Scottish Power PLC                    83,471          659,605
   Tokyo Electric Power Co.              52,300        1,298,341

                                                       2,749,847
Electrical Goods (0.66%)
   Matsushita Electrical
      Industrial Co., Inc.               53,000        1,266,988

Electronic Components &
Accessories (0.38%)
   Samsung Electronics                    5,731          715,809

Electronic Distribution Equipment (1.77%)
   Koninklijke (Royal) Philips
      Electronics NV                     91,963        3,369,145

Family Clothing Stores (0.43%)
   Fast Retailing Co., Ltd.               4,200          823,082

Fire, Marine & Casualty
Insurance (9.19%)
   Muenchener Rueckversicherungs
     Gesellschaft AG                     14,300        5,155,688
   Ras SPA                              155,200        2,420,364
   Royal & Sun Alliance Insurance
     Group PLC                          314,600        2,702,212
   Swiss Reinsurance                        604        1,448,036
   Zurich Financial Services AG           9,593        5,783,630

                                                      17,509,930
Foreign Banks, Branches &
Agencies (2.32%)
   UBS AG                                27,043        4,413,997

Gas Production & Distribution (1.67%)
   BG Group PLC                         242,858          950,488
   Lattice Group PLC                    451,035(a)     1,017,373
   OMV AG                                15,730        1,218,434

                                                       3,186,295
Groceries & Related Products (1.02%)
   Koninklijke Ahold NV                  60,071        1,937,927
Heavy Construction, Except
Highway (1.42%)
   Vivendi SA                            41,097(a)     2,704,877

Holding Offices (1.57%)
   Fortis Nl                             92,159      $ 2,993,872

Industrial Inorganic Chemicals (1.37%)
   Akzo Nobel NV                         48,540        2,606,845

Intercity & Rural Bus
Transportation (0.27%)
   Deutsch Post AG NPV                   24,000(a)       516,245

Investment Offices (1.64%)
   Amvescap PLC                         153,573        3,119,943

Life Insurance (5.26%)
   AXA                                   26,903        3,889,921
   ING Groep NV                          76,795        6,134,508

                                                      10,024,429
Miscellaneous Business Services (1.36%)
   Brisa-Auto Estradas De Portugal SA   290,000        2,586,670

Miscellaneous Food Stores (0.65%)
   Tesco PLC                            301,316        1,229,915

Miscellaneous Food & Kindred
Products (2.02%)
   Nestle                                 1,649(a)     3,846,484

Miscellaneous Investing (1.91%)
   Investor AB, Class B                 243,100        3,632,780

Miscellaneous Non-Durable Goods (2.16%)
   Diageo PLC                           367,750        4,106,358

Miscellaneous Wood Products (0.29%)
   Enso Oy                               47,100          557,200

Newspapers (1.96%)
   News Corp. Ltd. ADR                   53,981        1,740,887
   United Business Media PLC            157,583        2,000,881

                                                       3,741,768
Non-Ferrous Rolling & Drawing (0.21%)
   Furukawa  Electric Co., Ltd.          23,000          401,795

Oil & Gas Field Services (1.25%)
   Petroleum Geo-Services ASA            35,458(a)       466,420
   Repsol YPF SA                         58,231          930,536
   Shell Transport & Trading Co.        121,230          990,582

                                                       2,387,538
Paperboard Containers & Boxes (1.14%)
   Buhrmann NV                           81,310        2,179,563

Petroleum & Petroleum Products (0.96%)
   E.On AG                               30,100        1,831,306

Petroleum Refining (2.28%)
   BP Amoco PLC                         540,117        4,332,664

Primary Non-Ferrous Metals (0.74%)
   Alcan Aluminium  Ltd.                 41,344      $ 1,413,448

Pulp Mills (0.32%)
   UPM-Kymmene Oyj                       17,600          603,976
Radio & Television Broadcasting (0.64%)
   Carlton Communications PLC           133,819        1,216,386

Railroads (0.49%)
   East Japan Railway Co.                   158          926,970

Sanitary Services (1.28%)
   Suez Lyonnaise Des Eaux SA            13,400        2,447,055

Search & Navigation Equipment (0.62%)
   Marconi PLC                          110,780        1,185,688

Secondary Non-Ferrous Metals (0.22%)
   Billiton PLC                         108,881          419,628

Security Brokers & Dealers (1.40%)
   Nikko Securities Co., Ltd.           165,000        1,278,678
   Nomura Securities Co., Ltd.           77,000        1,385,595

                                                       2,664,273
Soap, Cleaners & Toilet Goods (1.07%)
   Reckitt Benckiser PLC                146,960        2,028,449

Telephone Communication (7.04%)
   China Mobile (Hong Kong) Ltd.        217,500(a)     1,187,900
   Colt Telecom Group PLC                62,551(a)     1,342,715
   Nokia Corp. ADR, Class A              55,918        2,432,433
   Nokia Oyj                              5,900          263,127
   NTT Docomo, Inc.                         133          958,485
   NTT Docomo, Inc.                          68        1,173,030
   Telefonica SA                         83,000(a)     1,371,545
   Vodafone Group PLC                 1,276,296        4,680,538

                                                      13,409,773


                            Total Common Stocks      181,579,374



                                       Principal
                                        Amount          Value



Commercial Paper (3.59%)

Crude Petroleum & Natural Gas (3.59%)
   Exxon Asset Management;
     6.50%; 1/2/2001                 $6,835,000      $ 6,831,298


           Total Portfolio Investments (98.93%)      188,410,672

Cash and receivables, net of liabilities (1.07%)       2,029,718


                     Total Net Assets (100.00%)     $190,440,390



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted security - See Note 4 to the financial statements.


                              International Account
                             Investments by Country



                              Total           Percentage of
     Country                   Value            Total Value


   Austria                 $ 1,218,434             0.65%
   Australia                 1,740,887             0.92
   Belgium                     662,187             0.35
   Canada                    2,925,813             1.55
   Finland                   3,856,735             2.05
   France                   31,135,462            16.53
   Germany                  18,394,157             9.76
   Hong Kong                 1,187,900             0.63
   Israel                      578,083             0.31
   Italy                     4,004,814             2.13
   Japan                    14,117,868             7.49
   Korea, Republic of          715,809             0.38
   Netherlands              22,861,431            12.13
   Norway                      466,420             0.25
   Portugal                  2,586,669             1.37
   Spain                     2,302,081             1.22
   Sweden                    9,183,309             4.87
   Switzerland              19,970,429            10.60
   United Kingdom           43,067,502            22.86
   United States             7,434,682             3.95


                  Total   $188,410,672          100.00%



INTERNATIONAL EMERGING MARKETS ACCOUNT


                                        Shares
                                         Held           Value



Common Stocks (85.86%)

Advertising (0.50%)
   Cheil Communications, Inc.               500        $  24,506

Aircraft & Parts (1.54%)
   Embraer Aircraft Corp. ADR             1,890           75,128

Beer, Wine & Distilled Beverages (0.95%)
   Hite Brewery Co. Ltd.                  1,640           46,672

Beverages (5.57%)
   Al-Ahram Beverages Co. ADR             4,260(a)(b)     54,954
   Beijing Enterprises Holdings          26,000           23,667
   Companhia de Bebidas das Americas      2,280           58,710
   Fomento Economico Mexicano SA ADR      2,560           76,480
   Grupo Modelo SA de CV                 22,800           58,373

                                                         272,184
Blast Furnace & Basic Steel
Products (1.31%)
   Pohang Iron & Steel Co. Ltd. ADR       2,500           38,906
   Tubos de Acero de Mexico SA ADR        1,740           24,882

                                                          63,788
Business Credit Institutions (0.60%)
   Cosco Pacific Ltd.                    38,000           29,475

Cable & Other Pay TV Services (0.70%)
   Ceske Radiokomunikace GDR              1,000(a)(b)     34,284

Cement, Hydraulic (0.86%)
   Uniao de Bancos Brasileiros SA GDR     1,420           41,802

Combination Utility Services (0.69%)
   Tenaga Nasional Berhad                11,000           33,579

Commercial Banks (9.45%)
   Alpha Bank SA                          1,400           47,538
   Bank Hapoalim Ltd.                    10,300           29,880
   Boe Ltd.                              24,400           14,408
   Commercial Bank of Greece                700           33,676
   Grupo Financiero Banamex              53,800(a)        88,019
   H&CB ADR                               7,060(a)        79,425
   Malayan Banking Berhad                 5,800           20,605
   OTP Bank Rt.                           1,050           58,945
   Overseas Union Bank Ltd.               8,000           37,370
   Shinhan Bank                           1,400           11,510
   State Bank of India GDR                4,850(b)        39,980

                                                         461,356
Communications Equipment (2.36%)
   Comverse Technology, Inc.                430(a)        46,709
   Netas Northern Electric Telekomunikasyon310,000        31,911
   Videsh Sanchar Nigam Ltd. ADR          2,520(a)        31,500
   Videsh Sanchar Nigam Ltd.                400(a)         5,000

                                                         115,120
Communications Services, NEC (0.76%)
   Korea Telecom Corp. ADR                1,200(a)        37,200
Computer & Data Processing
Services (2.58%)
   Breezecom Ltd.                           600(a)     $   8,587
   Check Point Software Technologies Ltd.   775(a)       103,511
   Silverline Technologies Ltd. ADR       1,400(a)        14,087

                                                         126,185
Computer & Office Equipment (1.03%)
   M-Systems Flash Disk Pioneer Ltd.      2,100(a)        29,269
   Orbotech Ltd. ADR                        560(a)        20,895

                                                          50,164
Concrete, Gypsum & Plaster
Products (0.59%)
   Cemex SA CPO                           8,000           28,725

Consumer Products (0.98%)
   British American Tobacco               5,200           47,895

Crude Petroleum & Natural Gas (0.61%)
   Lukoil Holding ADR                       130            4,810
   Oao Gazprom ADR                        3,900           24,862

                                                          29,672
Deep Sea Domestic Transportation
of Freight (0.34%)
   China Shipping Development Co. Ltd.  110,000(a)        16,641

Department Stores (0.81%)
   Wal-Mart de Mexico SA de CV           19,900(a)        39,599

Drugs (2.38%)
   Ranbaxy Laboratories Ltd. GDR          4,300           69,875
   Teva Pharmaceutical ADR                  630           46,147

                                                         116,022
Electric Services (3.61%)
   Companhia Paranaense de Enersis ADR    9,030           76,191
   Korea Electric Power ADR               6,730           68,982
   Rao Unified Energy System ADR          3,800           31,160

                                                         176,333
Electronic Components &
Accessories (8.33%)
   ASE Test Ltd.                          1,500(a)        12,750
   Samsung Electronics                      810          101,171
   Taiwan MSCI Opals                      3,700          293,041

                                                         406,962
Family Clothing Stores (0.40%)
   Giordano International Ltd.           42,000           19,385

Fire, Marine & Casualty
Insurance (0.68%)
   Aksigorta AS                       2,243,180           33,131

Foreign Bank, Branches &
Agencies (0.46%)
   Yapi Ve Kredi Bankasi AS           4,409,000(a)        22,693

Furniture & Home Furnishings
Stores (1.17%)
   Grupo Elektra SA de CV                38,900           32,388
   Profurn Ltd.                          67,200           24,767

                                                          57,155
Gasoline Service Stations (0.78%)
   Petroleo Brasileiro ADR                1,500(a)        37,875

Glass & Glassware, Pressed or
Blown (0.76%)
   Hankuk Electric Glass Co., Ltd.          800        $  36,996

Holding Offices (3.18%)
   Flemings IT India Fund                 2,000           47,380
   The India Fund, Inc. ADR               8,900(a)       107,913

                                                         155,293
Hotels & Motels (0.29%)
   Resorts World Berhad                   9,000           14,329

Metal Mining Services (2.00%)
   Billiton PLC                          11,000           41,413
   Compahia Vale do Rio Doce              2,300(a)        56,002

                                                          97,415
Miscellaneous Electrical Equipment &
Supplies (0.32%)
   Camtek Ltd.                            2,100(a)        15,487

Miscellaneous Investing (1.70%)
   Banco Latino Americano de
     Exportaciones ADR                    1,400           48,387
   Johnnic Holdings Ltd.                  2,200           24,209
   Taiwan Fund, Inc.                      1,030           10,493

                                                          83,089
Miscellaneous Metal Ores (1.34%)
   Anglo American Platnum Corp.           1,400           65,321

Miscellaneous Textile Goods (0.80%)
   Esprit Holdings Ltd.                  46,000           39,218

Newspapers (0.74%)
   Agora SA GDR                           1,200(a)(b)     25,785
   New Straight Times Press Berhad        8,000           10,189

                                                          35,974
Oil & Gas Field Services (1.80%)
   Gulf Indonesia Resources Ltd. ADR      3,300(a)        30,731
   Surgutneftegaz ADR                     5,480           56,992

                                                          87,723
Paper & Paper Products (0.42%)
   Aracruz Celulose SA ADR                1,360           20,315

Paper Mills (0.96%)
   Sappi Ltd.                             4,300           30,730
   Sappi Ltd. ADR                         2,300           16,388

                                                          47,118
Petroleum Refining (1.68%)
   Sasol Ltd.                            12,700           82,122

Primary Non-Ferrous Metals (1.41%)
   Hindalco Industries Ltd. GDR           4,360(a)(b)     68,907

Producers, Orchestras, Entertainers (1.14%)
   Corporacion Interamricana de
     Entretenimiento SA, Class B         13,801(a)        55,801

Radio & Television Broadcasting (1.11%)
   Grupo Televisa SA GDR                  1,210(a)        54,374

Real Estate Agents & Managers (1.90%)
   Amoy Properties                       26,000        $  29,000
   Cheung Kong                            5,000           63,943

                                                          92,943
Real Estate Operators & Lessors (1.22%)
   Hong Kong Land Holdings, Ltd.         22,000           48,840
   SM Prime Holdings, Inc.               91,000           10,556

                                                          59,396
Retail Stores, NEC (0.89%)
   Cia Brasileira de Distribuicao Acucar GDR1,190         43,435

Security & Commodity Exchanges (0.37%)
   Hong Kong Exchanges & Clearing Ltd.    8,000           18,359

Telegraph & Other
Communications (0.32%)
   Advanced Info Service Public Co. Ltd.  1,600(a)        15,491

Telephone Communication (10.96%)
   Carso Global Telecom, Class A1         5,900(a)        11,176
   China Mobile Ltd.                     24,500(a)       133,810
   China Unicom ADR                       1,660(a)        24,485
   Compania Anonima Telefonos de
     Venezuela ADR                        1,130           21,399
   Cosmote Mobile Communication           3,500(a)        27,905
   Digi Com Berhad                        8,000(a)        10,232
   Embratel Participacoes SA          2,281,000(a)        26,331
   Hellenic Telecom Organization SA ADR   3,800           27,550
   Hellenic Telecommunication             2,800           41,339
   Sk Telecom Co. Ltd. ADR                1,480           34,873
   Telefonos de Mexico SA ADR             3,080          138,986
   Tele Norte Leste Participacoes SA  2,265,000           37,169

                                                         535,255
Variety Stores (0.51%)
   Hutchison Whampoa Ltd.                 2,000           24,936


                            Total Common Stocks        4,192,828

Preferred Stocks (5.12%)

Beverages (0.72%)
   Quilmes Industrial SA ADR              3,900           35,100

Commercial Banks (1.62%)
   Banco Itau SA                        832,000(a)        78,934

Gasoline Service Stations (0.58%)
   Petroleo Brasileiro SA                 1,200           28,172

Telephone Communication (2.20%)
   Tele Celular Sul Participacoes SA ADR  1,000           26,125
   Tele Norte Leste Participacoes ADR     3,570           81,441

                                                         107,566


                         Total Preferred Stocks          249,772



                                       Principal
                                        Amount          Value


Commercial Paper (7.68%)

Federal & Federally Sponsored
Credit (7.68%)
   Federal Home Loan Mortgage Corp.;
   5.70%; 1/2/2001                     $375,000      $   374,822


           Total Portfolio Investments (98.66%)        4,817,422

Cash and receivables, net of liabilities (1.34%)          65,315


                     Total Net Assets (100.00%)       $4,882,737



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted security - See Note 4 to the financial statements.


                     International Emerging Markets Account
                             Investments by Country



                              Total           Percentage of
     Country                   Value            Total Value


   Argentina                 $  35,100             0.73%
   Brazil                      644,194            13.37
   China                        41,126             0.85
   Czech Republic               34,284             0.71
   Egypt                        54,954             1.14
   Greece                      178,007             3.70
   Hong Kong                   430,633             8.94
   Hungary                      58,945             1.22
   Indonesia                    30,731             0.64
   Israel                      262,629             5.45
   India                       384,643             7.98
   Korea, Republic of          480,240             9.97
   Mexico                      608,804            12.64
   Malaysia                    136,829             2.84
   Panama                       48,388             1.00
   Philippines                  10,556             0.22
   Poland                       25,785             0.54
   Russia                      117,825             2.45
   Singapore                    37,370             0.78
   South Africa                257,944             5.35
   Thailand                     15,491             0.32
   Turkey                       87,735             1.82
   Taiwan, Province of China   305,790             6.35
   Venezuela                    21,399             0.44
   United Kingdom               41,413             0.86
   United States               466,607             9.69


          Total             $4,817,422           100.00%




INTERNATIONAL SMALLCAP ACCOUNT


                                        Shares
                                         Held           Value



Common Stocks (89.19%)

Advertising (0.84%)
   Mosaic Group, Inc.                    64,864(a)    $  418,893

Agricultural Chemicals (1.04%)
   Zeltia Rights                         35,600          102,949
   Zeltia SA                             35,600(a)       416,139

                                                         519,088
Air Transportation, Scheduled (3.76%)
   Easyjet PLC                          208,400(a)     1,221,885
   Ryanair Holdings PLC ADR               8,081(a)       450,011
   West Jet Airlines Ltd.                13,450(a)       208,196

                                                       1,880,092
Beverages (1.53%)
   Carlsberg AS                          12,970          763,524

Cogeneration - Small Power
Producer (1.28%)
   Energiekontor AG                         520(a)        41,255
   Renewable Energy NPV                 488,764(a)       445,434
   Umweltkonduktor Re NPV                 3,582(a)       154,704

                                                         641,393
Commercial Banks (1.92%)
   Anglo Irish Bank                     134,600          396,820
   HKCB Bank Holding Co. Ltd.         1,624,000          562,161

                                                         958,981
Commercial Printing (1.32%)
   Creo Products, Inc.                   32,617(a)       660,494

Communications Equipment (1.93%)
   Elcoteq Network Corp., Class A        28,880          908,367
   Highwave Optical Technology               40(a)         5,442
   Telson Electronics Co. Ltd.           12,407           53,159

                                                         966,968
Communications Services,
NEC (0.90%)
   Eyretel PLC                          362,000(a)       448,828

Computer & Data Processing
Services (8.05%)
   Articon Integralis AG                  5,500(a)       407,952
   Breezecom Ltd.                         5,586(a)        79,950
   C.rel                                 53,000(a)        33,055
   Computershare Ltd.                   126,492(a)       606,476
   Computershare Warrants                43,780           29,194
   Data Advantage Ltd.                  163,350          512,871
   Grenke Leasing                        13,100(a)       362,838
   Maxxcom                               75,000(a)       486,848
   Morse PLC                             81,330          462,880
   Orchestream Holdings Ltd.             33,000(a)       134,577
   Oridion Systems Ltd.                  12,450(a)       498,999
   Parsytec Pattern AG                      170(a)         7,023
   Tele Atlas BV                         22,000(a)       306,739
   Telindus Group NV                      2,500(a)            23
   Thiel Logistik AG                        840(a)        98,585

                                                       4,028,010
Computer & Office Equipment (1.16%)
   Keycorp Ltd.                          19,600(a)    $  100,846
   M-Systems Flash Disk Pioneer Ltd.     28,695(a)       399,937
   Venture Mfg. Ltd.                     12,000           80,277

                                                         581,060
Construction & Related
Machinery (2.49%)
   Palfinger AG                          11,900          351,947
   Pinguely-Haulotte                     30,698          893,493

                                                       1,245,440
Credit Reporting & Collection (1.31%)
   Baycorp Holdings Ltd.                123,600          656,320

Crude Petroleum & Natural
Gas (0.29%)
   Encal Energy                          20,660(a)       146,490

Crushed & Broken Stone (0.87%)
   Brandrill Limited NPV                327,186          436,361

Drugs (4.73%)
   Biovail Corp.                          7,600(a)       295,184
   CSL Ltd.                              17,932          389,226
   FH Faulding & Co. Ltd.                74,400          488,232
   Genmab A/S                            16,800(a)       386,721
   Hisamitsu Pharmaceutical Co., Inc.    20,000          347,285
   Nippon Kayaku Co. Ltd.                 4,000           24,553
   Perbio Science                        14,540(a)       200,329
   Sanochemia Pharmazeutika AG            5,900(a)       232,936

                                                       2,364,466
Electric Services (3.01%)
   Energy Developments Ltd.              92,939          655,700
   Vestas Wind Systems AS                15,670          847,568

                                                       1,503,268
Electrical Industrial Apparatus (2.18%)
   Babcock Borsig AG                      2,700(a)       129,287
   Egide SA                                 460(a)       238,405
   Leica Goesystems AG                    2,340(a)       722,000

                                                       1,089,692
Electrical Work (1.02%)
   Bracknell Corp.                       90,790(a)       507,744

Electronic Components &
Accessories (5.49%)
   Arc International PLC                 21,030(a)        70,997
   Celestica, Inc.                        6,600(a)       358,050
   Chloride Group PLC                   143,600          349,651
   C-MAC Industries, Inc. ADR             5,100          226,313
   C-MAC Industries, Inc.                13,325          594,388
   Flextronics International Ltd.         5,115(a)       145,777
   Flextronics International Ltd.        12,133(a)       345,804
   Micronic Laser Systems AB              5,890(a)       174,162
   Parthus Technologies PLC              30,110(a)        79,612
   Saes Getters S.P.A.                    8,020          162,271
   SOITEC                                 9,790(a)       238,988

                                                       2,746,013
Electronic Distribution
Equipment (0.82%)
   Densei-Lambda Kk                      19,820          413,061

Engineering & Architectural
Services (0.53%)
   FUGRO NV                               4,104       $  264,911

Engines & Turbines (4.32%)
   Grupo Auxiliar Metalurgico, SA        65,400(a)     1,571,944
   Neg Micon                             10,000          591,200

                                                       2,163,144
Fabricated Rubber Product (0.34%)
   Nok Corp.                             15,000          170,753

Family Clothing Stores (0.31%)
   Giordano International Ltd.          338,000          156,002

Glass & Glassware, Pressed or
Blown (0.14%)
   Hankuk Electric Glass Co. Ltd.         1,500           69,368

Grain Mill Products (0.82%)
   Nutreco Holding NV                     7,690          408,660

Health & Allied Services, NEC (1.29%)
   Lion Bioscience AG                     1,410(a)       115,175
   Medisys PLC                          267,800(a)       528,853

                                                         644,028
Heavy Construction, Except
Highway (1.64%)
   Grupo Dragados                        75,440          821,635
Industrial Inorganic Chemicals (0.19%)
   Nissan Chemical Industries Ltd.       12,000           96,252
Investment Offices (0.90%)
   C. I. Fund Management, Inc.           41,000          449,032

Life Insurance (1.58%)
   Industrial Alliance Life Insurance Co.29,270          792,157

Medical & Dental Laboratories (3.00%)
   Card Guard Scientific Survival Ltd.   10,060(a)       651,837
   Unilabs                                  846          850,961

                                                       1,502,798
Medical Instruments & Supplies (4.65%)
   Cochlear Ltd.                         32,700          662,856
   Medical Imaging Australasia Ltd.     261,100          192,974
   Resmed, Inc.                           2,500(a)        99,688
   Resmed, Inc. CDI                     177,050(a)       717,632
   Tecan Group AG                           628          651,447

                                                       2,324,597
Miscellaneous Apparel &
Accessories (0.26%)
   Billabong International Ltd.          56,150(a)       132,143

Miscellaneous Electrical Equipment &
Supplies (1.17%)
   Camtek Ltd.                           25,444(a)     $ 187,650
   Kaba Holdings AG, Class B                272          396,125

                                                         583,775
Miscellaneous Equipment Rental &
Leasing (1.82%)
   Ashtead Group PCL                    260,900          479,371
   LVL Medical SA                         5,759          429,866

                                                         909,237
Miscellaneous Investing (0.36%)
   BTG PLC                                8,298          182,215

Miscellaneous Non-Durable Goods (1.05%)
   Austria Tabakwerke AG                  9,480          525,591

Miscellaneous Primary Metal
Products (0.00%)
   YBM Magnex International, Inc.        13,300(a)            89

Miscellaneous Shopping Goods
Stores (0.80%)
   Electronics Boutique PLC             544,970          398,898

Motion Picture Production &
Services (0.81%)
   HIT Entertainment PLC                 67,300          403,639

Motorcycles, Bicycles & Parts (0.24%)
   Ducati Motor Holding SPA              66,904(a)       121,235

Non-Ferrous Rolling & Drawing (0.28%)
   Volex Group PLC                        4,750          139,782

Non-Residential Building
Construction (1.14%)
   JGC Corp.                             11,000           75,035
   Vinci                                  8,012          492,722

                                                         567,757
Office Furniture (1.08%)
   Corporate Express Australia          117,607          539,172

Offices & Clinics of Medical Doctors (0.99%)
   Quality Healthcare Asia Ltd.         227,100(a)        40,762
   Rhon-Klinikum AG                       5,900          331,817
   Rhon-Klinikum AG-Vorzugsakt            2,320          124,160

                                                         496,739
Oil & Gas Field Services (1.18%)
   Cie Generale De Geophysique            3,080(a)       207,054
   Coflexip                               2,610          331,802
   TGS Nopec Geophysical Co. ASA          4,415(a)        52,568

                                                         591,424
Paper Mills (0.30%)
   Holmen AB                              5,100          151,343

Periodicals (0.55%)
   Informa Group PLC                     30,700          275,158

Personal Credit Institutions (0.13%)
   Kookmin Credit Card Co. Ltd.           2,910(a)        64,181

Personnel Supply Services (2.76%)
   Creyf's NV                            16,620       $  390,113
   Dis Deutshcer Industries Service AG    7,230          263,859
   Proffice AB, Class B                  10,280          293,076
   United Services Group NV              19,260          433,997

                                                       1,381,045
Plumbing & Heating, Except
Electric (0.19%)
   Aalberts Industries NV                 3,848           93,935

Preserved Fruits & Vegetables (0.06%)
   Nichirei Corp.                         7,000           29,422

Real Estate Agents & Managers (2.61%)
   Regus PLC                            241,600(a)     1,306,467

Refrigeration & Service Machinery (0.50%)
   Wedeco AG Water Technology             6,970(a)       248,350

Residential Building Construction (0.33%)
   Amey PLC                               5,785          165,920

Security Brokers & Dealers (1.59%)
   Kempen & Co. NV                        3,500          192,240
   Van Der Moolen Holdings NV             7,050          603,675

                                                         795,915
Ship & Boat Building &
Repairing (0.37%)
   Ferretti S.P.A.                       43,900(a)       185,068

Sugar & Confectionery Products (0.37%)
   Ezaki Glico Co. Ltd.                  31,000          187,846

Textile Finishing, Except Wool (0.53%)
   Technotrans AG                         2,154          262,911

Trucking & Courier Services,
Except Air (2.07%)
   Mayne Nickless Ltd.                  319,400        1,036,545


                            Total Common Stocks       44,615,325


                                       Principal
                                        Amount          Value


Commercial Paper (11.77%)

Commercial Banks (4.40%)
   Citicorp;
     6.54%; 1/2/2001                 $2,200,000       $2,198,801

Investment Offices (1.60%)
   Morgan Stanley Group, Inc.;
     6.65%; 1/3/2001                    800,000          799,409

Life Insurance (4.45%)
   American General Corp.;
     6.50%; 1/2/2001                  2,230,000        2,228,792

Personal Credit Institutions (1.32%)
   Associates Corp. of North America;
     6.45%; 1/4/2001                    660,000          659,409


                        Total Commercial Paper         5,886,411


          Total Portfolio Investments (100.96%)       50,501,736

Liabilitities, net of cash and receivables (-0.96%)     (479,118)


                     Total Net Assets (100.00%)      $50,022,618



(a) Non-income producing security - No dividend paid during the past twelve months.

                         International SmallCap Account
                             Investments by Country



                              Total           Percentage of
     Country                   Value            Total Value


   Austria                  $1,110,474             2.20%
   Australia                 6,228,031            12.33
   Belgium                     390,136             0.77
   Canada                    4,848,694             9.60
   Denmark                   2,589,013             5.13
   Finland                     908,367             1.80
   France                    2,837,771             5.62
   Germany                   2,547,915             5.05
   Hong Kong                   758,925             1.50
   Ireland                     926,443             1.83
   Israel                    1,338,486             2.65
   Italy                       468,574             0.93
   Japan                     1,344,208             2.66
   Korea, Republic of          186,707             0.37
   Netherlands               2,304,156             4.56
   New Zealand                 656,320             1.30
   Norway                       85,624             0.17
   Singapore                   426,080             0.84
   Spain                     2,912,667             5.77
   Sweden                      818,911             1.62
   Switzerland               2,620,535             5.19
   United Kingdom            6,569,121            13.01
   United States             7,624,578            15.10


         Total             $50,501,736           100.00%


LARGECAP GROWTH ACCOUNT

                                        Shares
                                         Held           Value



Common Stocks (89.17%)

Aircraft & Parts (1.27%)
   Boeing Co.                             1,425       $   94,050

Beverages (1.49%)
   Anheuser-Busch Cos., Inc.              2,425          110,338

Cable & Other Pay TV Services (7.12%)
   Cablevision Systems Corp.,
     Class A                              2,200(a)       186,863
   Comcast Corp.                          8,135(a)       339,636

                                                         526,499
Commercial Banks (3.21%)
   Bank of New York Co., Inc.             4,300          237,306

Communications Equipment (0.70%)
   Nortel Networks Corp.                  1,625           52,102
Communications Services, NEC (1.03%)
   Nextel Communications, Inc.            3,065(a)        75,859

Computer & Data Processing
Services (4.23%)
   Inktomi Corp.                          2,165(a)        38,699
   Microsoft Corp.                        3,300(a)       143,550
   Sun Microsystems, Inc.                 3,010(a)        83,904
   Verisign, Inc.                           635(a)        47,109

                                                         313,262
Computer & Office Equipment (7.75%)
   Cisco Systems, Inc.                    6,150(a)       235,237
   EMC Corp.                              5,080(a)       337,820

                                                         573,057
Crude Petroleum & Natural Gas (2.81%)
   Anadarko Petroleum Co.                 2,925          207,909

Department Stores (1.29%)
   Wal-Mart Stores, Inc.                  1,795           95,359

Drugs (3.19%)
   Genentech, Inc.                        1,050(a)        85,575
   Lilly (Eli) & Co.                        430           40,017
   Pfizer, Inc.                           2,406          110,676

                                                         236,268
Electric Services (2.36%)
   Enron Corp.                            2,100          174,563

Electronic Components &
Accessories (6.26%)
   Linear Technology Corp.                5,250          242,813
   Texas Instruments, Inc.                4,655          220,531

                                                         463,344
Family Clothing Stores (1.22%)
   Gap, Inc.                              3,550           90,525
Federal & Federally Sponsored
Credit (2.44%)
   Federal National Mortgage Association  2,080       $  180,440

Hotels & Motels (1.96%)
   MGM Mirage, Inc.                       5,155          145,307
Household Appliances (4.63%)
   General Electric Co.                   7,150          342,753
Lumber & Other Building
Materials (1.46%)
   Home Depot, Inc.                       2,362          107,914

Measuring & Controlling Devices (1.18%)
   Applera Corporation-Applied Biosystems   930(a)        87,478
Motion Picture Production &
Services (7.74%)
   AT&T Corp.- Liberty Media Group,
     Class A                              6,550(a)        88,834
   Time Warner, Inc.                      4,650          242,916
   Viacom, Inc., Class B                  5,150(a)       240,762

                                                         572,512
Motor Vehicles & Equipment (2.12%)
   General Motors Corp., Class H          6,825(a)       156,975
Personal Credit Institutions (2.15%)
   American Express Co.                   2,890          158,769
Savings Institutions (3.76%)
   Citigroup, Inc.                        5,441          277,831
Security Brokers & Dealers (3.21%)
   Charles Schwab Corp.                   2,850           80,869
   Morgan Stanley Dean Witter & Co.       1,975          156,519

                                                         237,388
Soap, Cleaners & Toilet Goods (0.70%)
   Colgate-Palmolive Co.                    800           51,640
Special Industry Machinery (4.44%)
   Applied Materials, Inc.                5,425(a)       207,167
   ASM Lithography Holdings NV            5,375(a)       121,273

                                                         328,440
Telephone Communication (9.45%)
   Nokia Corp. ADR, Class A              10,500          456,750
   Sprint Corp. PCS Group                 2,730(a)        55,794
   Telefonica SA ADR                      2,345(a)       117,250
   Vodafone Group PLC-SP ADR              1,950           69,834

                                                         699,628


           Total Portfolio Investments (89.17%)        6,597,516

Cash and receivables, net of liabilities (10.83%)        801,353


                     Total Net Assets (100.00%)       $7,398,869



(a) Non-income producing security - No dividend paid during the past twelve months.

LARGECAP GROWTH EQUITY ACCOUNT


                                        Shares
                                         Held           Value



Common Stocks (96.01%)

Commercial Banks (2.02%)
   Northern Trust Corp.                   1,050       $   85,641

Communications Equipment (4.97%)
   Comverse Technology, Inc.              1,450(a)       157,506
   Juniper Networks, Inc.                   420(a)        52,946

                                                         210,452
Computer & Data Processing
Services(8.42%)
   Brocade Communications Systems, Inc.   1,680(a)       154,244
   Check Point Software Technologies Ltd.   880(a)       117,535
   Siebel Systems, Inc.                   1,250(a)        84,688

                                                         356,467
Computer & Office Equipment (8.68%)
   Automatic Data Processing, Inc.        3,120          197,535
   Cisco Systems, Inc.                    2,340(a)        89,505
   EMC Corp.                              1,200(a)        79,800

                                                         366,840
Department Stores (3.89%)
   Kohl's Corp.                           2,700(a)       164,700

Drug Stores & Proprietary Stores (3.69%)
   Walgreen Co.                           3,740          156,379

Drugs (3.01%)
   Pfizer, Inc.                           2,770          127,420

Drugs, Proprietaries & Sundries (5.37%)
   Cardinal Health, Inc.                  2,280          227,145

Electric Services (6.96%)
   Calpine Corp.                          1,560(a)        70,297
   Enron Corp.                            2,700          224,438

                                                         294,735
Electronic Components & Accessories (1.09%)
   Sanmina Corp.                            600(a)        45,975

Federal & Federally Sponsored
Credit (3.91%)
   Federal Home Loan Mortgage Corp.       2,400          165,300

Fire, Marine & Casualty Insurance (7.80%)
   American International Group, Inc.     2,090          205,996
   Cigna Corp.                              940          124,362

                                                         330,358
Gas Production & Distribution (3.16%)
   El Paso Energy Corp.                   1,870          133,939

Hospitals (1.04%)
   HCA - The Healthcare Co.               1,000           44,010

Household Appliances (3.19%)
   General Electric Co.                   2,820          135,184

Measuring & Controlling Devices (3.34%)
   Allergan, Inc.                         1,460       $  141,346

Medical Service & Health
Insurance (6.61%)
   UnitedHealth Group, Inc.               4,560          279,870

Miscellaneous Business Services (3.24%)
   Concord EFS, Inc.                      3,120(a)       137,085

Oil & Gas Field Services (3.93%)
   Schlumberger Ltd.                      2,080          166,270

Savings Institutions (8.92%)
   Citigroup, Inc.                        3,720          189,952
   Washington Mutual Financial Corp.      3,530          187,311

                                                         377,263
Telephone Communication (2.77%)
   Nokia Corp. ADR                        2,700          117,450


           Total Portfolio Investments (96.01%)        4,063,829

Cash and receivables, net of liabilities (3.99%)         169,024


                     Total Net Assets (100.00%)       $4,232,853



(a) Non-income producing security - No dividend paid during the past twelve months.


LARGECAP STOCK INDEX ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (95.36%)

Accounting, Auditing, &
Bookkeeping (0.14%)
   Paychex, Inc.                          1,750       $   85,094
Advertising (0.22%)
   Interpublic Group Of Cos., Inc.        1,447           61,588
   Omnicom Group, Inc.                      832           68,952

                                                         130,540
Air Transportation, Scheduled (0.34%)
   AMR Corp.                                702(a)        27,510
   Delta Air Lines, Inc.                    575           28,858
   FedEx Corp.                            1,360(a)        54,346
   Southwest Airlines Co.                 2,360           79,131
   US Airways Group, Inc.                   312(a)        12,656

                                                         202,501
Aircraft & Parts (1.37%)
   B.F. Goodrich Co.                        485           17,642
   Boeing Co.                             4,177          275,682
   General Dynamics Corp.                   941           73,398
   Honeywell International, Inc.          3,750          177,422
   Northrop Grumman Corp.                   344           28,552
   Rockwell International Corp.             882           42,005
   Textron, Inc.                            677           31,481
   United Technologies Corp.              2,202          173,132

                                                         819,314
Auto & Home Supply Stores (0.03%)
   Autozone, Inc.                           627(a)        17,869

Automotive Rentals, No Drivers (0.01%)
   Ryder Systems, Inc.                      279            4,638

Bakery Products (0.16%)
   Sara Lee Corp.                         3,920           96,285

Beer, Wine & Distilled Beverages (0.04%)
   Brown-Forman Corp.                       321           21,347

Beverages (2.17%)
   Anheuser-Busch Cos., Inc.              4,241          192,965
   Coca-Cola Co.                         11,660          710,531
   Coca-Cola Enterprises, Inc.            1,972           37,468
   Adolph Coors Co., Class B                172           13,814
   PepsiCo, Inc.                          6,788          336,430

                                                       1,291,208
Blankbooks & Bookbinding (0.01%)
   Deluxe Corp.                             339            8,567

Blast Furnace & Basic Steel Products (0.05%)
   Allegheny Technologies, Inc.             390            6,191
   Nucor Corp.                              366           14,526
   USX-U.S. Steel Group                     415            7,470
   Worthington Industries, Inc.             404            3,257

                                                          31,444
Books (0.14%)
   Harcourt General, Inc.                   337       $   19,276
   McGraw-Hill Cos., Inc.                   919           53,876
   Meredith Corp.                           238            7,661

                                                          80,813
Business Credit Institutions (0.17%)
   C.I.T. Group, Inc., Class A            1,234           24,834
   Providian Financial Corp.              1,344           77,280

                                                         102,114
Cable & Other Pay TV Services (0.30%)
   Comcast Corp.                          4,245(a)       177,229

Chemicals & Allied Products (0.22%)
   Dow Chemical Co.                       3,190          116,834
   Sigma-Aldrich Corp.                      363           14,270

                                                         131,104
Combination Utility Services (0.33%)
   Cinergy Corp.                            745           26,168
   Constellation Energy Group, Inc.         701           31,589
   Entergy Corp.                          1,048           44,344
   Keyspan Corp.                            650           27,544
   Nisource, Inc.                           930           28,597
   PG&E Corp.                             1,854           37,080

                                                         195,322
Commercial Banks (5.67%)
   AmSouth Bancorp.                       1,765           26,916
   Bank of America Corp.                  7,653          351,081
   Bank of New York Co., Inc.             3,481          192,108
   Bank One Corp.                         5,439          199,203
   BB&T Corp.                             1,865           69,588
   Chase Manhattan Corp.                  6,161          279,940
   Comerica, Inc.                           752           44,650
   Fifth Third Bancorp.                   2,172          129,777
   First Union Corp.                      4,606          128,104
   Firstar Corp.                          4,467          103,858
   FleetBoston Financial Corp.            4,255          159,828
   Huntington Bancshares, Inc.            1,208           19,555
   J.P. Morgan & Co., Inc.                  752(a)       124,456
   KeyCorp                                2,003           56,084
   MBNA Corp.                             4,005          147,935
   Mellon Financial Corp.                 2,294          112,836
   National City Corp.                    2,861           82,254
   Northern Trust Corp.                   1,043           85,070
   Old Kent Financial Corp.                 644           28,175
   PNC Financial Services Group           1,359           99,292
   Regions Financial Corp.                1,035           28,268
   Southtrust Corp.                         789           32,102
   State Street Corp.                       759           94,275
   Summit Bancorp.                          825           31,505
   Suntrust Banks, Inc.                   1,393           87,759
   Synovus Financial Corp.                1,325           35,692
   Union Planters Corp.                     635           22,701
   US Bancorp.                            3,542          103,382
   Wachovia Corp.                           956           55,567
   Wells Fargo Co.                        8,036          447,505

                                                       3,379,466
Commercial Printing (0.03%)
   R. R. Donnelley & Sons Co.               572           15,444

Communications Equipment (2.62%)
   ADC Telecommunications, Inc.           3,629(a)    $   65,776
   Andrew Corp.                             378(a)         8,222
   Comverse Technology, Inc.                750(a)        81,469
   Lucent Technologies, Inc.             15,701          211,963
   Motorola, Inc.                        10,271          207,988
   Network Appliance, Inc.                1,486(a)        95,383
   Nortel Networks Corp.                 14,564          466,958
   Qualcom, Inc.                          3,516(a)       288,971
   Scientific-Atlanta, Inc.                 765           24,910
   Tellabs, Inc.                          1,930(a)       109,045

                                                       1,560,685
Communications Services, NEC (0.17%)
   Avaya, Inc.                            1,337(a)        13,788
   Nextel Communications, Inc.            3,582(a)        88,655

                                                         102,443
Computer & Data Processing Services (6.22%)
   Adobe Systems, Inc.                    1,130           65,752
   America Online, Inc.                  10,983(a)       382,208
   Autodesk, Inc.                           273            7,354
   BMC Software, Inc.                     1,145(a)        16,030
   Broadvision Inc.                       1,266(a)        14,955
   Citrix Systems, Inc.                     868(a)        19,530
   Computer Associates International, Inc.2,730           53,235
   Computer Sciences Corp.                  792(a)        47,619
   Compuware Corp.                        1,691(a)        10,569
   Electronic Data Systems Corp.          2,199          126,992
   First Data Corp.                       1,857           97,841
   IMS Health, Inc.                       1,394           37,638
   Intuit, Inc.                             975(a)        38,452
   Mercury Interactive Corp.                384(a)        34,656
   Microsoft Corp.                       25,071(a)     1,090,588
   Novell, Inc.                           1,546(a)         8,068
   Oracle Systems Corp.                  26,318(a)       764,867
   Parametric Technology Corp.            1,295(a)        17,402
   Peoplesoft, Inc.                       1,344(a)        49,980
   Sapient Corp.                            552(a)         6,590
   Siebel Systems, Inc.                   2,002(a)       135,636
   Sun Microsystems, Inc.                15,140(a)       422,027
   Unisys Corp.                           1,462(a)        21,382
   Veritas Software Corp.                 1,833(a)       160,387
   Yahoo!, Inc.                           2,640(a)        79,654

                                                       3,709,412
Computer & Office Equipment (6.31%)
   Apple Computer, Inc.                   1,562(a)        23,235
   Automatic Data Processing, Inc.        2,968          187,911
   Cabletron Systems, Inc.                  885(a)        13,330
   Ceridian Corp.                           680           13,558
   Cisco Systems, Inc.                   33,839(a)     1,294,343
   Compaq Computer Corp.                  7,993          120,295
   Dell Computer Corp.                   12,163(a)       212,092
   EMC Corp.                             10,288          684,152
   Gateway, Inc.                          1,548(a)        27,849
   Hewlett-Packard Co.                    9,297          293,437
   International Business Machines Corp.  8,249          701,165
   Lexmark International Group, Inc.        606(a)        26,853
   NCR Corp.                                446(a)        21,910
   Palm, Inc.                             2,661(a)        75,339
   Pitney Bowes, Inc.                     1,209           40,048
   Symbol Technologies, Inc.                689           24,804

                                                       3,760,321
Construction & Related Machinery (0.24%)
   Baker Hughes, Inc.                     1,561       $   64,879
   Caterpillar, Inc.                      1,616           76,457

                                                         141,336
Consumer Products (0.84%)
   Fortune Brands, Inc.                     743           22,290
   UST, Inc.                                761           21,356
   Philip Morris Cos., Inc.              10,455          460,020

                                                         503,666
Credit Reporting & Collection (0.03%)
   Equifax, Inc.                            662           18,991

Crude Petroleum & Natural Gas (0.86%)
   Anadarko Petroleum Co.                 1,168           83,021
   Apache Corp.                             587           41,127
   Burlington Resources, Inc.             1,010           51,005
   Devon Energy Corp.                       613           37,375
   EOG Resources, Inc.                      555           30,352
   Kerr-McGee Corp.                         442           29,586
   Occidental Petroleum Corp.             1,729           41,928
   Texaco, Inc.                           2,586          160,655
   USX-Marathon Group, Inc.               1,459           40,487

                                                         515,536
Crushed & Broken Stone (0.04%)
   Vulcan Materials Co.                     473           22,645

Cutlery, Handtools & Hardware (0.53%)
   Danaher Corp.                            665           45,469
   Gillette Co.                           4,953          178,927
   Illinois Tool Works, Inc.              1,421           84,638
   Snap-On, Inc.                            274            7,638

                                                         316,672
Department Stores (2.51%)
   Dillard's, Inc., Class A                 439            5,186
   Federated Department Stores, Inc.        950(a)        33,250
   J.C. Penney Co., Inc.                  1,225           13,322
   Kohl's Corp.                           1,559(a)        95,099
   May Department Stores Co.              1,401           45,883
   Sears, Roebuck & Co.                   1,571           54,592
   Target Corp.                           4,211          135,805
   Wal-Mart Stores, Inc.                 21,001        1,115,678

                                                       1,498,815
Drug Stores & Proprietary Stores (0.53%)
   CVS Corp.                              1,842          110,405
   Longs Drug Stores Corp.                  184            4,439
   Walgreen Co.                           4,763          199,153

                                                         313,997
Drugs (10.65%)
   Abbott Laboratories                    7,272          352,238
   ALZA Corp.                             1,110(a)        47,175
   American Home Products Corp.           6,162          391,595
   Amgen, Inc.                            4,857(a)       310,544
   Biogen, Inc.                             697(a)        41,864
   Bristol-Myers Squibb Co.               9,194          679,781
   Chiron Corp.                             868(a)        38,626
   Forest Laboratories, Inc.                412(a)        54,745
   Johnson & Johnson Co.                  6,535          686,583
   King Pharmaceuticals, Inc.               799(a)        41,298
   Lilly (Eli) & Co.                      5,301          493,324
   Medimmune, Inc.                          990(a)        47,211
   Merck & Co., Inc.                     10,843        1,015,176
   Pfizer, Inc.                          29,664       $1,364,544
   Pharmacia Corp.                        6,063          369,843
   Schering-Plough Corp.                  6,874          390,099
   Watson Pharmaceuticals, Inc.             491(a)        25,133

                                                       6,349,779
Drugs, Proprietaries & Sundries (0.30%)
   Cardinal Health, Inc.                  1,312          130,708
   McKesson HBOC, Inc.                    1,335           47,913

                                                         178,621
Eating & Drinking Places (0.44%)
   Darden Restaurants, Inc.                 581           13,290
   McDonald's Corp.                       6,166          209,644
   Tricon Global Restaurants, Inc.          692(a)        22,836
   Wendy's International, Inc.              534           14,018

                                                         259,788
Electric Lighting & Wiring
Equipment (0.05%)
   Cooper Industries, Inc.                  437           20,075
   National Service Industries, Inc.        191            4,906
   Thomas & Betts Corp.                     271            4,387

                                                          29,368
Electric Services (2.67%)
   AES Corp.                              2,157(a)       119,444
   Allegheny Energy, Inc.                   519           25,009
   Ameren Corp.                             644           29,825
   American Electric Power Co., Inc.      1,514           70,401
   Calpine Corp.                          1,324(a)        59,663
   CMS Energy Corp.                         566           17,935
   Consolidated Edison, Inc.                995           38,307
   Dominion Resources, Inc.               1,124           75,308
   DTE Energy Co.                           669           26,049
   Duke Energy Corp.                      1,734          147,824
   Edison International                   1,558           24,344
   Enron Corp.                            3,510          291,769
   Exelon Corp.                           1,497          105,104
   FirstEnergy Corp.                      1,083           34,182
   FPL Group, Inc.                          831           59,624
   GPU, Inc.                                569           20,946
   Niagara Mohawk Holdings, Inc.            753(a)        12,566
   Pinnacle West Capital Corp.              397           18,907
   PPL Corp.                                677           30,592
   Progress Energy, Inc.                    972           47,810
   Public Service Enterprise Group, Inc.  1,015           49,354
   Reliant Energy, Inc.                   1,386           60,031
   Sempra Energy                            958           22,274
   Southern Co.                           3,117          103,640
   TXU Corp.                              1,214           53,795
   Xcel Energy, Inc.                      1,630           47,372

                                                       1,592,075
Electrical Industrial Apparatus (0.28%)
   American Power Conversion Corp.          910(a)        11,261
   Emerson Electric Co.                   2,008          158,256

                                                         169,517
Electronic Components & Accessories (4.10%)
   Adaptec, Inc.                            487(a)    $    4,992
   Advanced Micro Devices, Inc.           1,497(a)        20,677
   Altera Corp.                           1,864(a)        49,046
   Analog Devices, Inc.                   1,682(a)        86,097
   Broadcom Corp., Class A                1,067(a)        90,162
   Conexant Systems, Inc.                 1,095(a)        16,836
   Intel Corp.                           31,643          957,201
   JDS Uniphase Corp.                     4,497(a)       187,469
   Linear Technology Corp.                1,495           69,144
   LSI Logic Corp.                        1,491(a)        25,481
   Maxim Integrated Products, Inc.        1,336(a)        63,877
   Micron Technology, Inc.                2,667(a)        94,679
   Molex, Inc.                              920           32,660
   National Semiconductor Corp.             853(a)        17,167
   Novellus Systems, Inc.                   612(a)        21,994
   Power-One, Inc.                          356(a)        13,995
   Qlogic Corp.                             420(a)        32,340
   Sanmina Corp.                            712(a)        54,557
   Solectron Corp.                        2,993(a)       101,463
   Texas Instruments, Inc.                8,133          385,301
   Vitesse Semiconductor, Corp.             830(a)        45,909
   Xilinx, Inc.                           1,550(a)        71,494

                                                       2,442,541
Engines & Turbines (0.02%)
   Briggs & Stratton Corp.                  105            4,659
   Cummins Engine Co., Inc.                 194            7,360

                                                          12,019
Fabricated Rubber Products, NEC (0.01%)
   Cooper Tire & Rubber Co.                 346            3,676
Family Clothing Stores (0.25%)
   Gap, Inc.                              3,995          101,873
   Nordstrom, Inc.                          631           11,476
   TJX Cos., Inc.                         1,322           36,686

                                                         150,035
Farm & Garden Machinery (0.08%)
   Deere & Co.                            1,098           50,302

Fats & Oils (0.07%)
   Archer Daniels Midland Co.             2,965           44,475

Federal & Federally Sponsored Credit (1.07%)
   Federal National Mortgage Association  4,736          410,848
   Federal Home Loan Mortgage Corp.       3,268          225,084

                                                         635,932
Finance Services (0.05%)
   Cincinnati Financial Corp.               754           29,830

Fire, Marine & Casualty Insurance (2.78%)
   Aetna, Inc.                              661(a)        27,142
   Allstate Corp.                         3,439          149,811
   American International Group, Inc.     0,945        1,078,767
   Chubb Corp.                              822           71,103
   Cigna Corp.                              721           95,388
   Hartford Financial Services Group, Inc.1,060           74,863
   Loews Corp.                              463           47,949
   Progressive Corp.                        343           35,543
   SAFECO Corp.                             598           19,659
   St. Paul Cos., Inc.                    1,024           55,616

                                                       1,655,841
Forest Products (0.09%)
   Weyerhaeuser Co.                       1,031       $   52,323

Furniture & Home Furnishings Stores (0.05%)
   Bed Bath & Beyond, Inc.                1,316(a)        29,446

Gas Production & Distribution (0.49%)
   Dynegy, Inc.                           1,459           81,795
   El Paso Energy Corp.                   1,092           78,214
   Kinder Morgan, Inc.                      537           28,025
   Nicor, Inc.                              218            9,415
   Oneok, Inc.                              137            6,602
   Peoples Energy Corp.                     165            7,384
   Williams Cos., Inc.                    2,069           82,631

                                                         294,066
General Industrial Machinery (0.15%)
   Dover Corp.                              976           39,589
   Ingersoll-Rand Co.                       759           31,783
   Pall Corp.                               580           12,361
   Timken Co.                               286            4,326

                                                          88,059
Glass & Glassware, Pressed or Blown (0.38%)
   Corning, Inc.                          4,324          228,361

Gold & Silver Ores (0.11%)
   Barrick Gold Corp.                     1,856           30,401
   Homestake Mining Co.                   1,222            5,117
   Newmont Mining Corp.                     788           13,445
   Placer Dome, Inc.                      1,537           14,794

                                                          63,757
Grain Mill Products (0.35%)
   General Mills, Inc.                    1,328           59,179
   Kellogg Co.                            1,907           50,059
   Quaker Oats Co.                          616           59,983
   Ralston-Ralston Purina Group           1,439           37,594

                                                         206,815
Greeting Cards (0.00%)
   American Greetings Corp.                 302            2,850

Groceries & Related Products (0.70%)
   Safeway, Inc.                          2,356(a)       147,250
   SUPERVALU, Inc.                          616            8,547
   SYSCO Corp.                            3,142           94,260
   Unilever NV                            2,687          169,113

                                                         419,170
Grocery Stores (0.29%)
   Albertson's, Inc.                      1,986           52,629
   Kroger Co.                             3,870          104,732
   Winn-Dixie Stores, Inc.                  678           13,136

                                                         170,497
Health & Allied Services, NEC (0.05%)
   HEALTHSOUTH Corp.                      1,808(a)        29,493

Heavy Construction, Except
Highway (0.01%)
   McDermott International., Inc.           281            3,021
   Vivendi Universal SA                       1               39

                                                           3,060
Highway & Street Construction (0.13%)
   Halliburton Co.                        2,081           75,436

Hospitals (0.32%)
   HCA - The Healthcare Corp.             2,598       $  114,338
   Humana, Inc.                             787(a)        12,002
   Tenet Healthcare Corp.                 1,513           67,234

                                                         193,574
Hotels & Motels (0.11%)
   Hilton Hotels Corp.                    1,728           18,144
   Marriott International, Inc., Class A  1,128           47,658

                                                          65,802
Household Appliances (3.79%)
   General Electric Co.                  46,589        2,233,360
   Maytag Corp.                             368           11,891
   Whirlpool Corp.                          313           14,926

                                                       2,260,177
Household Furniture (0.03%)
   Leggett & Platt, Inc.                    921           17,441

Industrial Inorganic Chemicals (0.23%)
   Air Products & Chemicals, Inc.         1,076           44,116
   Eastman Chemical Co.                     360           17,550
   Great Lakes Chemical Corp.               256            9,520
   Praxair, Inc.                            739           32,793
   Union Carbide Corp.                      632           34,010

                                                         137,989
Industrial Machinery, Nec (0.04%)
   Parker-Hannifin Corp.                    525           23,166

Industrial Organic Chemicals (0.02%)
   International Flavors & Fragrances, Inc. 483            9,811

Insurance Agents, Brokers &
Services (0.25%)
   Marsh & McLennan Cos., Inc.            1,294          151,398

Jewlery, Silverware & Plated Ware (0.04%)
   Tiffany & Co.                            680           21,505

Life Insurance (0.50%)
   American General Corp.                 1,182           96,333
   Jefferson-Pilot Corp.                    483           36,104
   Lincoln National Corp.                   900           42,581
   Metlife, Inc.                          3,595          125,825

                                                         300,843
Lumber & Construction Materials (0.01%)
   Crane Co.                                284            8,076

Lumber & Other Building Materials (0.97%)
   Home Depot, Inc.                      10,889          497,491
   Lowe's Cos., Inc.                      1,800           80,100

                                                         577,591
Machinery, Equipment & Supplies (0.03%)
   Grainger (W. W.), Inc.                   441           16,097

Management & Public Relations (0.06%)
   Fluor Corp.                              359(a)        11,869
   PerkinElmer, Inc.                        231           24,255

                                                          36,124
Measuring & Controlling Devices (0.72%)
   Agilent Technologies, Inc.             2,130(a)    $  116,618
   Allergan, Inc.                           618           59,830
   Applera Corp. - Applied Biosystems       989(a)        93,028
   Eaton Corp.                              341           25,639
   Johnson Controls, Inc.                   402           20,904
   KLA-Tencor Corp.                         894(a)        30,117
   Millipore Corp.                          216           13,608
   Tektronix, Inc.                          452           15,227
   Teradyne, Inc.                           833(a)        31,029
   Thermo Electron Corp.                    810(a)        24,097

                                                         430,097
Medical Instruments & Supplies (1.21%)
   C.R. Bard, Inc.                          237           11,035
   Baxter International, Inc.             1,383          122,136
   Becton, Dickinson & Co.                1,184           40,996
   Biomet, Inc.                             832           33,020
   Boston Scientific Corp.                1,912(a)        26,170
   Guidant Corp.                          1,447           78,048
   Medtronic, Inc.                        5,649          341,058
   St. Jude Medical, Inc.                   393(a)        24,145
   Stryker Corp.                            920           46,543

                                                         723,151
Medical Services & Health
Insurance (0.55%)
   AFLAC, Inc.                            1,247           90,018
   Aon Corp.                              1,200           41,100
   Conseco, Inc.                          1,526           20,124
   Torchmark Corp.                          601           23,101
   UnitedHealth Group, Inc.               1,498           91,940
   UnumProvident Corp.                    1,128           30,315
   Wellpoint Health Networks, Inc.          291(a)        33,538

                                                         330,136
Men's & Boys' Furnishings (0.03%)
   V.F. Corp.                               536           19,425

Metal Cans & Shipping Containers (0.01%)
   Ball Corp.                               140            6,449

Metal Mining Services (0.01%)
   Freepert-McMoran Cooper & Gold, Inc.,
     Class B                                751            6,430

Metalworking Machinery (0.05%)
   Black & Decker Corp.                     399           15,661
   Stanley Works                            411           12,818

                                                          28,479
Millwork, Plywood & Structural
Members (0.06%)
   Georgia-Pacific Group                  1,055           32,837

Miscellaneous Amusement, Recreation
Service (0.03%)
   Harrahs Entertainment, Inc.              574(a)        15,139

Miscellaneous Business Services (0.11%)
   Cendant Corp.                          3,489(a)    $   33,582
   Convergys Corp.                          719(a)        32,580

                                                          66,162
Miscellaneous Chemical Products (0.40%)
   Du Pont (E. I.) De Nemours             4,904          236,925

Miscellaneous Converted Paper
Products (0.45%)
   Avery Dennison Corp.                     526           28,864
   Bemis Co., Inc.                          250            8,391
   Minnesota Mining & Mfg. Co.            1,854          223,407
   Pactiv Corp.                             793(a)         9,813

                                                         270,475
Miscellaneous Food & Kindred
Products (0.18%)
   Campbell Soup Co.                      1,980           68,557
   Starbucks Corp.                          899(a)        39,781

                                                         108,338
Miscellaneous Furniture & Fixtures (0.05%)
   Newell Rubbermaid, Inc.                1,250           28,438

Miscellaneous General Merchandise
Stores (0.01%)
   Consolidated Stores Corp.                520(a)         5,525

Miscellaneous Investing (0.05%)
   Starwood Hotels & Resorts Worldwide, Inc.926           32,642

Miscellaneous Manufacturers (.077%)
   Tyco International Ltd.                8,224          456,432

Miscellaneous Personal Services (0.03%)
   H&R Block, Inc.                          434           17,957

Miscellaneous Plastics Products (0.03%)
   Sealed Air Corp.                         392(a)        11,956
   Tupperware Corp.                         270            5,518

                                                          17,474
Miscellaneous Shopping Goods
Stores (0.09%)
   Office Depot, Inc.                     1,483(a)        10,566
   Staples, Inc.                          2,182(a)        25,775
   Toys 'R' Us, Inc.                        959(a)        16,003

                                                          52,344
Miscellaneous Transportation
Equipment (0.02%)
   FMC Corp.                                143(a)        10,251

Mortgage Bankers & Brokers (0.04%)
   Countrywide Credit Industries, Inc.      532           26,733

Motion Picture Production &
Services (1.58%)
   Time Warner, Inc.                      6,242          326,082
   Viacom, Inc., Class B                  7,114(a)       332,580
   Walt Disney Co.                        9,802          283,645

                                                         942,307
Motor Vehicles & Equipment (0.74%)
   Dana Corp.                               714           10,933
   Delphi Automotive Systems Corp.        2,640           29,700
   Ford Motor Co.                         8,812          206,531
   General Motors Corp.                   2,578          131,317
   ITT Industries, Inc.                     412       $   15,965
   Navistar International Corp.             290(a)         7,594
   Paccar, Inc.                             359           17,681
   TRW, Inc.                                579           22,436

                                                         442,157
Motor Vehicles, Parts & Supplies (0.05%)
   Genuine Parts Co.                        829           21,709
   Visteon Corp.                            610            7,015

                                                          28,724
Motorcycles, Bicycles & Parts (0.09%)
   Harley Davidson, Inc.                  1,425           56,644

Newspapers (0.36%)
   Dow Jones & Co., Inc.                    416           23,556
   Gannett Co.                            1,250           78,828
   Knight-Ridder, Inc.                      345           19,622
   New York Times Co., Class A              765           30,648
   Tribune Co.                            1,422           60,079

                                                         212,733
Nursing & Personal Care Facilities (0.02%)
   Manor Care, Inc.                         480(a)         9,900

Oil & Gas Field Services (0.53%)
   Nabors Industries, Inc.                  688(a)        40,695
   Rowan Cos., Inc.                         440(a)        11,880
   Schlumberger Ltd.                      2,692          215,192
   Transocean Sedco Forex, Inc.           1,012           46,552

                                                         314,319
Operative Builders (0.03%)
   Centex Corp.                             278           10,442
   Pulte Corp.                              193            8,142

                                                          18,584
Opthalmic Goods (0.02%)
   Bausch & Lomb, Inc.                      249           10,069

Ordnance & Accessories, NEC (0.12%)
   Lockheed Martin Corp.                  2,051           69,631

Paints & Allied Products (0.03%)
   Sherwin-Williams Co.                     768           20,208

Paper Mills (0.37%)
   Kimberly Clark Corp.                   2,510          177,432
   Potlatch Corp.                           135            4,531
   Westvaco Corp.                           472           13,776
   Willamette Industries, Inc.              519           24,361

                                                         220,100
Paperboard Containers & Boxes (0.02%)
   Temple-Inland, Inc.                      246           13,192

Passenger Transportation
Arrangement (0.04%)
   Sabre Holdings, Inc.                     605           26,091

Personal Credit Institutions (0.97%)
   American Express Co.                   6,253          343,524
   Capital One Financial Corp.              926           60,942
   Household International Corp.          2,213          121,715
   USA Education, Inc.                      734           49,912

                                                         576,093
Personnel Supply Services (0.04%)
   Robert Half International, Inc.          830(a)        21,995

Petroleum Refining (4.45%)
   Amerada Hess Corp.                       425       $   31,052
   Ashland, Inc.                            331           11,880
   Chevron Corp.                          3,018          254,832
   Coastal Corp.                          1,012           89,372
   Conoco, Inc., Class B                  2,930           84,787
   Exxon Mobil Corp.                     16,345        1,421,000
   Phillips Petroleum Co.                 1,200           68,250
   Royal Dutch Petroleum Co. ADR         10,082          610,591
   Sunoco, Inc.                             415           13,980
   Tosco Corp.                              678           23,010
   Unocal Corp.                           1,142           44,181

                                                       2,652,935
Photographic Equipment &
Supplies (0.12%)
   Eastman Kodak Co.                      1,411           55,558
   Xerox Corp.                            3,204           14,819

                                                          70,377
Plastic Materials & Synthetics (0.14%)
   Hercules, Inc.                           503            9,588
   PPG Industries, Inc.                     794           36,772
   Rohm & Haas Co.                        1,020           37,039

                                                          83,399
Plumbing & Heating, Except
Electric (0.09%)
   Masco Corp.                            2,098           53,892

Preserved Fruits & Vegtables (0.24%)
   Conagra Foods, Inc.                    2,508           65,208
   H. J. Heinz Co.                        1,631           77,371

                                                         142,579
Primary Non-Ferrous Metals (0.39%)
   Alcan Aluminium  Ltd.                  1,520           51,965
   Alcoa, Inc.                            4,067          136,244
   Engelhard Corp.                          598           12,184
   Inco Ltd.                                852(a)        14,280
   Phelps Dodge Corp.                       370           20,651

                                                         235,324
Publicly Traded Investment Fund (2.97%)
   S & P Depository Receipt              13,500        1,771,031

Pulp Mills (0.20%)
   Boise Cascade Corp.                      268            9,012
   International Paper Co.                2,264           92,399
   Mead Corp.                               483           15,154

                                                         116,565
Radio & Television Broadcasting (0.22%)
   Clear Channel Communications, Inc.     2,749(a)       133,155

Radio, Television & Computer Stores (0.13%)
   Best Buy Inc.                            993(a)        29,356
   Circuit City Stores - Circuit City Group 954           10,971
   RadioShack Corp.                         874           37,418

                                                          77,745
Railroads (0.27%)
   Burlington Northern Santa Fe Corp.     1,856           52,548
   CSX Corp.                              1,024           26,560
   Norfolk Southern Corp.                 1,797           23,923
   Union Pacific Corp.                    1,165           59,124

                                                         162,155
Research & Testing Services (0.05%)
   Moody's Corp.                            759           19,497
   Quintiles Transnational Corp.            540(a)        11,306

                                                          30,803
Residential Building Construction (0.01%)
   Kaufman & Broad Home Corp.               226       $    7,613

Retail Stores, NEC (0.14%)
   Costco Wholesale Corp.                 2,103(a)        83,989

Rubber & Plastics Footwear (0.13%)
   Nike, Inc.                             1,283           71,607
   Reebok International Ltd.                266(a)         7,272

                                                          78,879
Sanitary Services (0.16%)
   Allied Waste Industries, Inc.            887(a)        12,917
   Waste Management, Inc.                 2,922           81,085

                                                          94,002
Savings Institutions (2.38%)
   Charter One Financial, Inc.              978           28,240
   Citigroup, Inc.                       23,635        1,206,862
   Golden West Financial Corp.              741           50,018
   Washington Mutual, Inc.                2,535          134,513

                                                       1,419,633
Sawmills & Planning Mills (0.01%)
   Louisiana Pacific Corp.                  488            4,941

Search & Navigation Equipment (0.08%)
   Raytheon Co., Class B                  1,598           49,638

Security & Commodity Services (0.18%)
   Franklin Resources, Inc.               1,145           43,624
   Stilwell Financial, Inc.               1,046           41,252
   T. Rowe Price Group, Inc.                567           23,965

                                                         108,841
Security Brokers & Dealers (1.62%)
   Bear Stearns Cos., Inc.                  519           26,307
   Charles Schwab Corp.                   6,506          184,608
   Lehman Brothers Holdings, Inc.         1,121           75,808
   Merrill Lynch & Co., Inc.              3,809          259,726
   Morgan Stanley Dean Witter & Co.       5,270          417,647

                                                         964,096
Ship & Boat Building & Repairing (0.01%)
   Brunswick Corp.                          412            6,772

Soap, Cleaners & Toilet Goods (1.32%)
   Alberto-Culver Co., Class B              262           11,217
   Avon Products, Inc.                    1,118           53,524
   Clorox Co.                             1,101           39,086
   Colgate-Palmolive Co.                  2,690          173,639
   Ecolab, Inc.                             608           26,258
   Procter & Gamble Co.                   6,130          480,823

                                                         784,547
Special Industry Machinery (0.24%)
   Applied Materials, Inc.                3,813(a)       145,609

Sugar & Confectionery Products (0.15%)
   Hershey Foods Corp.                      643           41,393
   Wrigley (Wm.) Jr. Co.                    535           51,260

                                                          92,653
Surety Insurance (0.16%)
   Ambac Financial Group, Inc.              487       $   28,427
   MBIA, Inc.                               462           34,246
   MGIC Investment Corp.                    496           33,449

                                                          96,122
Telephone Communication (4.89%)
   Alltel Corp.                           1,470           91,783
   AT&T Corp.                            17,648          305,531
   BellSouth Corp.                        8,784          359,595
   Centurytel, Inc.                         658           23,523
   Global Crossing Ltd.                   4,164(a)        59,597
   Qwest Communications International, Inc.7,787(a)      319,267
   SBC Communications, Inc.              15,915          759,941
   Sprint Corp.                           4,158           84,459
   Sprint PCS Group                       4,384(a)        89,598
   Verizon Communications                12,690(a)       636,086
   Worldcom, Inc.                        13,537          189,518

                                                       2,918,898
Tires & Inner Tubes (0.03%)
   Goodyear Tire & Rubber Co.               733           16,852

Toys & Sporting Goods (0.06%)
   Hasbro, Inc.                             807            8,574
   Mattel, Inc.                           1,995           28,808

                                                          37,382
Variety Stores (0.07%)
   Dollar General Corp.                   1,544           29,143
   Kmart Corp.                            2,255           11,980

                                                          41,123
Water Transportation of Passengers (0.14%)
   Carnival Corp.                         2,748           84,673

Women's & Misses' Outerwear (0.02%)
   Liz Claiborne, Inc.                      256           10,656

Women's Clothing Stores (0.06%)
   Limited, Inc.                          2,001           34,142


                            Total Common Stocks       56,857,150



                                       Principal
                                        Amount          Value


Commercial Paper (5.48%)

Paint, Glass & Wallpaper Stores (2.74%)
   Sherwin-Williams Co.;
        6.55%; 1/2/2001              $1,635,000       $1,634,108

Personal Credit Institutions (2.74%)
   Investment in Joint Trading Account,
        Household Finance Corp.;
        6.50%; 1/2/2001               1,633,385        1,633,385


                         Total Commercial Paper        3,267,493


          Total Portfolio Investments (100.84%)       60,124,644

Liabilities, net of cash and receivables (-0.84%)       (498,285)

                     Total Net Assets (100.00%)       $59,626,359




 Contract                 Opening       Current      Unrealized
   Type    Commitment   Market Value  Market Value   Gain(Loss)


Futures Contracts

3 S&P 500       Buy         $997,356   $1,001,250      $3,894
March 2001
Futures

(a) Non-income producing security - No dividend paid during the past twelve months.

MICROCAP ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (97.99%)

Advertising (0.45%)
   Internet.com Corp.                       300(a)    $    1,781
   Penton Media, Inc.                       400           10,750
   R.H. Donnelley Corp.                   1,400(a)        34,037

                                                          46,568
Air Transportation, Nonscheduled (0.12%)
   Offshore Logistics, Inc.                 600(a)        12,928

Air Transportation, Scheduled (0.55%)
   America West Holdings Corp., Class B   1,300(a)        16,656
   Atlas Air, Inc.                          400(a)        13,050
   Frontier Airlines, Inc.                  900(a)        27,844

                                                          57,550
Apparel, Piece Goods, & Notions (0.15%)
   Kenneth Cole Productions, Inc.           400(a)        16,100

Automotive Rentals, No Drivers (0.18%)
   Dollar Thrifty Automotive Group, Inc.  1,000(a)        18,750

Beauty Shops (0.21%)
   Regis Corp.                            1,500           21,750

Beverages (0.10%)
   Robert Mondavi Corp., Class A            200(a)        10,825

Blast Furnace & Basic Steel
Products (1.02%)
   AK Steel Holding Corp.                   900            7,875
   Bethlehem Steel Corp.                  2,500(a)         4,375
   Carpenter Technology Corp.               500(a)        17,500
   Lone Star Technologies, Inc.           1,000(a)        38,500
   Maverick Tube Corp.                      500           11,313
   Texas Industries,Inc.                    900           27,000

                                                         106,563
Books (0.69%)
   Banta Corp.                            2,100           53,382
   Information Holdings, Inc.               800(a)        18,750

                                                          72,132
Broadwoven Fabric Mills, Cotton (0.34%)
   Springs Industries, Inc.               1,100           35,681

Broadwoven Fabric Mills, Manmade (0.18%)
   Albany International Corp., Class A    1,400(a)        18,812

Cable & Other Pay TV Services
   Insight Communications, Inc.             600(a)        14,100

Carpets & Rugs (0.12%)
   Interface, Inc.                        1,400           12,163

Cement, Hydraulic (0.29%)
   Centex Construction Products           1,100           30,044

Chemicals & Allied Products (0.12%)
   Airgas, Inc.                           1,800(a)        12,262

Clay, Ceramic, & Refractory
Minerals (0.12%)
   Amcol International Corp.              2,600       $   12,350

Colleges & Universities (0.15%)
   Corinthian Colleges, Inc.                400(a)        15,175

Commercial Banks (6.79%)
   Amcore Financial, Inc.                 1,200           24,825
   Cathay Bancorp., Inc.                    800           47,200
   Corus Bankshares, Inc.                 1,200           59,381
   Cullen/Frost Bankers, Inc.               800           33,450
   F & M National Corp.                   2,400           62,700
   First Bancorp./Puerto Rico             1,700           40,163
   First Charter Corp.                    1,200           17,850
   First Citizens Banchares, Inc.         1,100           88,825
   First Commonwealth Financial Corp.     2,000           20,000
   F.N.B. Corp.                           1,700           35,700
   Fulton Financial Corp.                 1,000           23,063
   GBC Bancorp.                             900           34,537
   Hancock Holding Co.                      800           30,600
   Investors Financial Services             300           25,800
   National Penn Bancshares, Inc.           945           19,077
   Pacific Capital Bancorp.                 700           19,687
   Provident Bankshares Corp.               800           16,700
   S & T Bancorp., Inc.                   1,200           25,950
   Silicon Valley Bancshares                800(a)        27,650
   South Financial Group, Inc.            1,800           23,850
   Susquehanna Bancshares, Inc.             600            9,900
   Wesbanco, Inc.                           800           18,800

                                                         705,708
Commercial Sports (.29%)
   Boca Resorts, Inc.                     1,000(a)        14,375
   Pinnacle Entertainment, Inc.           1,200(a)        16,200

                                                          30,575
Communications Equipment (1.73%)
   Adaptive Broadband Corp.                 600(a)         3,675
   Allen Telecom, Inc.                      700(a)        12,556
   Anadigics, Inc.                          700(a)        11,462
   Celeritek, Inc.                          300(a)        11,438
   Checkpoint Systems, Inc.                 300(a)         2,231
   Glenayre Technologies, Inc.            2,000(a)         7,063
   InterDigital Communications Corp.        900(a)         4,866
   Metricom, Inc.                           200(a)         2,012
   Natural Microsytems Corp.              1,100(a)        10,863
   Netro Corp.                              700(a)         4,856
   Plantronics, Inc.                        600(a)        28,200
   Proxim, Inc.                             300(a)        12,900
   SBA Communications Corp.                 300(a)        12,319
   Sensormatic Electronics Corp.          1,000(a)        20,063
   Sirius Satellite Radio, Inc.             400(a)        11,975
   Standard Microsystems Corp.              600(a)        12,150
   Tollgrade Communications, Inc.           100(a)         3,650
   TUT Systems, Inc.                        200(a)         1,650
   Viasat, Inc.                             400(a)         5,250
   Zixit Corp.                              100(a)           875

                                                         180,054
Communications Services, NEC (0.29%)
   ITC Deltacom, Inc.                     1,100(a)         5,930
   Leap Wireless International, Inc.        400(a)        10,000
   World Access, Inc.                     1,700(a)         4,091
   XM Satellite Radio Holdings, Inc.,
     Class A                                600(a)         9,637

                                                          29,658
Computer & Data Processing
Services (7.31%)
   About.com, Inc.                          200       $    5,387
   Actuate Software Corp.                   800(a)        15,300
   Advent Software, Inc.                    400(a)        16,025
   Allaire Corp.                            100(a)           503
   Ask Jeeves, Inc.                         300(a)           731
   Aspen Technology, Inc.                   400(a)        13,300
   Avant Corp.                              900(a)        16,481
   Aware, Inc.                              500(a)         8,875
   Bluestone Software                       200(a)         3,025
   Broadbase Software, Inc.                 500(a)         3,125
   BSquare Corp.                            500(a)         3,000
   Caminus Corp.                            400(a)         9,300
   Cerner Corp.                             400(a)        18,500
   Ciber, Inc.                            1,200(a)         5,850
   Clarent Corp.                            300(a)         3,394
   CNET Networks, Inc.                        1(a)             9
   Convera Corp.                            200(a)         3,550
   Cyber-Care, Inc.                         700(a)         1,487
   Data Broadcasting Corp.                  500            1,750
   Digital Insight Corp.                    300(a)         5,419
   Documentum, Inc.                         400(a)        19,875
   DSP Group, Inc.                          400(a)         8,419
   Eclipsys Corp.                           500(a)        12,250
   Eloyalty Corp.                         1,200(a)         7,762
   Espeed, Inc., Class A                    200(a)         3,138
   eToys, Inc.                              800(a)           150
   F5 Networks, Inc.                        300(a)         2,850
   Fair Isaac & Co., Inc.                   900           45,900
   Filenet Corp.                            400(a)        10,900
   Frontline Capital Group                  400(a)         5,319
   GoTo.com, Inc.                           500(a)         3,656
   HNC Software, Inc.                       400(a)        11,875
   Hyperion Solutions Corp.                 900(a)        13,894
   iGATE Capital Corp.                    1,000(a)         2,875
   Informatica Corp.                        600(a)        23,737
   Inprise Corp.                          1,700(a)         9,403
   Interactive Intelligence, Inc.           100(a)         2,413
   Intergraph Corp.                         600(a)         3,600
   Interliant, Inc.                         700(a)         2,231
   Intertrust Technologies Corp.          1,000(a)         3,375
   Interwoven, Inc.                         400(a)        26,375
   Intranet Solutions, Inc.                 200(a)        10,200
   J.D. Edwards & Co.                       700(a)        12,469
   JDA Software Group, Inc.                 700(a)         9,144
   Keynote Systems, Inc.                    300(a)         4,256
   Kronos, Inc.                             300(a)         9,281
   LookSmart, Ltd.                          700(a)         1,706
   Manhattan Associates, Inc.               100(a)         4,263
   Manugistics Group, Inc.                  600(a)        34,200
   Matrixone, Inc.                          200(a)         3,637
   Mentor Graphics Corp.                  1,000(a)        27,437
   Multex.com, Inc.                         300(a)         3,975
   National Processing, Inc.                700(a)        11,900
   NBC Internet, Inc.                       400(a)         1,400
   Netegrity, Inc.                          300(a)        16,313
   NetIQ Corp.                              400(a)        34,950
   Netscout Systems, Inc.                   500(a)         5,000
   Network Equipment Technologies, Inc.     300(a)         1,931
   New Era of Networks, Inc.                700(a)         4,112
   Niku Corp.                               200(a)         1,463
   Nuance Communications, Inc.              100(a)         4,312
   Onyx Software Corp.                      900(a)         9,900
   OTG Software, Inc.                       100(a)    $    1,614
   Packeteer, Inc.                          300(a)         3,713
   PC-Tel, Inc.                             200(a)         2,150
   Pegasus Systems, Inc.                    600(a)         4,162
   Phoenix Technologies Ltd.                600(a)         8,091
   Predictive Systems, Inc.                 500(a)         3,578
   ProBusiness Services, Inc.               500(a)        13,281
   Progress Software Corp.                  900(a)        12,994
   Puma Technology, Inc.                    900(a)         3,741
   PurchasePro.com, Inc.                    300(a)         5,250
   Quintus Corp.                            400(a)         1,187
   Radiant Systems, Inc.                    600(a)        12,300
   Radisys Corp.                            400(a)        10,350
   Remedy Corp.                             500(a)         8,281
   Retek, Inc.                              597(a)        14,552
   Secure Computing Corp.                   400(a)         3,950
   Selectica, Inc.                          100(a)         2,419
   SilverStream Software, Inc.              400(a)         8,250
   SonicWall, Inc.                          300(a)         4,875
   StarMedia Network, Inc.                  600(a)         1,134
   Structural Dynamics Research Corp.       900(a)         9,000
   Symantec Corp.                           200(a)         6,675
   Systems & Computer Technology Corp.      800(a)         9,850
   THQ, Inc.                                600(a)        14,625
   Trizetto Group, Inc.                     200(a)         3,337
   Tumbleweed Communications Corp.          200(a)         3,422
   Verity, Inc.                             400(a)         9,625
   Via NETWORKS, Inc.                       400(a)         1,525
   Viant Corp.                              600(a)         2,381
   WatchGuard Technologies, Inc.            200(a)         6,325

                                                         759,494
Computer & Office Equipment (1.74%)
   Advanced Digital Information Corp.       600(a)        13,800
   Anixter International, Inc.              300(a)         6,487
   Avocent Corp.                            700(a)        18,900
   Black Box Corp.                          200(a)         9,663
   Cirrus Logic, Inc.                       800(a)        15,000
   InFocus Corp.                            500(a)         7,375
   Iomega Corp.                           3,900(a)        13,143
   Micron Electronics, Inc.               2,500(a)         9,766
   Quantum Corp.                          1,100(a)         8,800
   Rainbow Technologies, Inc.               900(a)        14,231
   SCM Microsystems, Inc.                   200(a)         6,600
   Storage Technology                       900(a)         8,100
   Valmont Industries, Inc.                 900           16,537
   Western Digital Corp.                  1,400(a)         3,413
   Xircom, Inc.                             800(a)        12,400
   Zebra Technologies Corp., Class A        400(a)        16,319

                                                         180,534
Construction & Related Machinery (0.35%)
   JLG Industries, Inc.                   2,500           26,563
   Terex Corp.                              600(a)         9,713

                                                          36,276
Crude Petroleum & Natural Gas (3.15%)
   Basin Exploration, Inc.                  600(a)        15,300
   Cabot Oil & Gas Corp.                    800           24,950
   Chesapeake Energy Corp.                2,700(a)        27,337
   Cross Timbers Oil Co.                  1,050           29,137
   Forest Oil Corp.                         560(a)        20,650
   HS Resources, Inc.                       600           25,425
   Mitchell Energy & Development Corp.,
     Class A                                600           36,750
   Pioneer Natural Resources Co.          1,100(a)        21,656
   Prima Energy Corp.                       300(a)        10,500
Crude Petroleum & Natural Gas (continued)
   St. Mary Land & Exploration              900       $   29,981
   Superior Energy Services, Inc.         2,400(a)        27,600
   Tom Brown, Inc.                          600           19,725
   Unit Corp.                             1,200(a)        22,725
   Vintage Petroleum, Inc.                  800           17,200

                                                         328,936
Cutlery, Handtools & Hardware (0.13%)
   Snap-On, Inc.                            500           13,938

Deep Sea Foreign Transportation of
Freight (0.16%)
   Trico Marine Services, Inc.            1,100(a)        16,981

Department Stores (0.78%)
   Dillard's, Inc., Class A               1,200           14,175
   Neiman Marcus Group, Inc., Class A       700(a)        24,894
   Stein Mart, Inc.                       1,200(a)        13,950
   Venator Group, Inc.                    1,800(a)        27,900

                                                          80,919
Drug Stores & Proprietary Stores (0.23%)
   Omnicare, Inc.                         1,100           23,787

Drugs (3.77%)
   Albany Molecular Research                200(a)        12,325
   Alexion Pharmaceuticals, Inc.            100(a)         6,494
   Alliance Pharmaceutical Corp.          1,000(a)         8,625
   Alpharma, Inc., Class A                  600           26,325
   Avant Immunotherapeutics, Inc.         1,200(a)         8,250
   Aviron                                   200(a)        13,362
   Barr Laboratories, Inc.                  300(a)        21,881
   Biopure Corp.                            400(a)         8,000
   Cell Genesys, Inc.                       600(a)        13,688
   Cell Therapeutics, Inc.                  300(a)        13,519
   Emisphere Technologies                   600(a)        15,000
   Genzyme Corp.-Biosurgery Division        501(a)         4,355
   Geron Corp.                              400(a)         6,175
   Ilex Oncology, Inc.                      400(a)        10,525
   ImmunoGen, Inc.                          400(a)         8,575
   Inhale Therapeutic Systems, Inc.         400(a)        20,200
   Invitrogen Corp.                         400(a)        34,550
   Medicis Pharmaceutical Corp.             500(a)        29,562
   Natures Bounty, Inc.                   1,400            6,650
   Neose Technologies, Inc.                 400(a)        13,200
   NPS Pharmaceuticals, Inc.                200(a)         9,600
   OSI Pharmaceuticals, Inc.                300(a)        24,038
   Perrigo Co.                            2,200(a)        18,219
   Pharmacyclics, Inc.                      400(a)        13,700
   Sciclone Pharmaceuticals, Inc.         1,100(a)         4,400
   SuperGen, Inc.                           500(a)         6,937
   Texas Biotechnology Corp.                900(a)         7,731
   Titan Pharmaceuticals, Inc.              200(a)         7,074
   United Therapeutics Corp.                600(a)         8,850
   Vical, Inc.                              600(a)        11,100

                                                         392,910
Drugs, Proprietaries & Sundries (0.95%)
   Allscripts, Inc.                         500(a)    $    4,672
   Amerisource Health Corp., Class A        800(a)        40,400
   Bergen Brunswig Corp.                  2,100           33,243
   Bindley Western Industries, Inc.         500           20,781

                                                          99,096
Eating & Drinking Places (0.90%)
   IHOP Corp.                             1,600(a)        34,700
   Lone Star Steakhouse & Saloon, Inc.    2,000           19,250
   Papa John's International, Inc.          900(a)        20,025
   Rare Hospitality International, Inc.     900(a)        20,081

                                                          94,056
Electric Lighting & Wiring (0.18%)
   U.S. Industries, Inc.                  2,300           18,400

Electric Services (2.49%)
   Conectiv, Inc.                         1,600           32,100
   El Paso Electric Co.                   1,200(a)        15,840
   Empire District Electric Co.             900           23,681
   Northwestern Corp.                       900           20,813
   Otter Tail Power Co.                   1,400           38,850
   Rare Medium Group, Inc.                  600(a)         1,144
   UIL Holdings Corp.                     1,800           89,550
   Unisource Energy Corp.                 2,000           37,625

                                                         259,603
Electrical Goods (0.40%)
   Hughes Supply, Inc.                    1,100           19,734
   Kent Electronics Corp.                   900(a)        14,850
   Somera Communications, Inc.              800(a)         6,950

                                                          41,534
Electrical Industrial Apparatus (0.15%)
   Artesyn Technologies, Inc.               400(a)         6,350
   Vicor Corp.                              300(a)         9,112

                                                          15,462
Electronic Components &
Accessories (3.43%)
   Actel Corp.                              300(a)         7,256
   Alliance Semiconductor Corp.           1,100(a)        12,444
   ATMI, Inc.                               800(a)        15,600
   Benchmark Electronics, Inc.              700(a)        15,794
   Elantec Semiconductor, Inc.              300(a)         8,325
   Emcore Corp.                             300(a)        14,100
   ESS Technology, Inc.                   1,500(a)         7,687
   Exar Corp.                               500(a)        15,492
   General Semiconductors, Inc.             600(a)         3,750
   Helix Technology Corp.                   700           16,570
   hi/fn, Inc.                              200(a)         5,500
   Hutchinson Technology, Inc.              500(a)         6,875
   Mattson Technology, Inc.                 700(a)         7,219
   Mercury Computer Systems, Inc.           200(a)         9,287
   Methode Electronics, Class A             300            6,881
   Microsemi Corp.                          400(a)        11,125
   MIPS Technologies Inc., Class A          600(a)        16,013
   MRV Communications, Inc.                 600(a)         8,025
   Oak Technology, Inc.                   1,100(a)         9,556
   Park Electrochemical Corp.               400           12,275
   Pericom Semiconductor Corp.              500(a)         9,250
   Plexus Corp.                             500(a)        15,195
   PLX Technology, Inc.                     300(a)         2,494
   Remec, Inc.                            1,200(a)        11,550
   Rogers Corp.                             600(a)        24,637
   Silicon Image, Inc.                      400(a)         2,175
   Silicon Valley Group, Inc.               600(a)        17,250
   Sipex Corp.                              700(a)    $   16,756
   Technitrol, Inc.                         400           16,450
   Three-Five Systems, Inc.                 900(a)        16,200
   Varian Semiconductor Equipment
     Associates, Inc.                       400(a)         9,500
   Zoran Corp.                              400(a)         6,200

                                                         357,431
Electronic Distribution Equipment (0.17%)
   Littelfuse, Inc.                         600(a)        17,175

Engineering & Architectural
   Services (0.10%)
   Gartner Group, Inc.                    1,500(a)        10,350

Engines & Turbines (0.17%)
   Woodward Governor Co.                    400           17,900

Fabricated Rubber Products, Nec (0.30%)
   Cooper Tire & Rubber Co.               2,900           30,813

Family Clothing Stores (0.26%)
   Abercrombie & Fitch Co.                1,000           20,000
   Factory 2-U Stores, Inc.                 200(a)         6,625

                                                          26,625
Farm & Garden Machinery (0.39%)
   AGCO Corp.                             1,200           14,550
   Toro Co.                                 700           25,681

                                                          40,231
Fire, Marine & Casulty Insurance (0.72%)
   Alfa Corp.                             1,200           22,050
   Mercury General Corp.                    300           13,163
   Ohio Casualty Corp.                    1,500           15,000
   State Auto Financial Corp.             1,400           25,025

                                                          75,238
Footwear, Except Rubber (0.19%)
   Wolverine World Wide                   1,300           19,825

Funeral Services & Crematories (0.05%)
   Service Corp. International            2,700(a)         4,725

Furniture & Home Furnishings
   Stores (0.25%)
   Cost Plus, Inc.                          500(a)        14,688
   Linens `N Things, Inc.                   400(a)        11,050

                                                          25,738
Gas Production & Distribution (2.35%)
   Energen Corp.                            600           19,312
   Laclede Gas Co.                        1,100           25,713
   Northwest Natural Gas Co.              2,100           55,650
   Peoples Energy Corp.                     500           22,375
   Southwest Gas Corp.                    2,100           45,937
   UGI Corp.                              2,200           55,688
   Western Gas Resources, Inc.              600           20,212

                                                         244,887
General Industrial Machinery (0.23%)
   Flowserve Corp.                          500(a)        10,688
   Paxar Corp.                            1,300(a)        13,244

                                                          23,932
Glass & Glassware, Pressed or
Blown (0.23%)
   Libbey, Inc.                             800           24,300

Grain Mill Products (0.31%)
   Agribrands International, Inc.           600(a)    $   32,100

Greeting Cards (0.19%)
   American Greetings Corp.               2,100           19,819

Groceries & Related Products (0.63%)
   Fleming Cos., Inc.                     1,300           15,356
   Performance Food Group Co.               500(a)        25,633
   Suiza Foods Corp.                        500(a)        24,000

                                                          64,989
Grocery Stores (0.47%)
   Great Atlantic & Pacific Tea Co., Inc. 1,300(a)         9,100
   Ruddick Corp.                          1,300           14,869
   Whole Foods Market, Inc.                 400(a)        24,450

                                                          48,419
Guided Missiles, Space Vehicles, &
Parts (0.07%)
   Sequa Corp., Class A                     200(a)         7,275

Health & Allied Services, NEC (0.93%)
   Coventry Health Care, Inc.               700(a)        18,681
   Cryolife, Inc.                           300(a)         9,075
   DaVita, Inc.                           1,200(a)        20,550
   Lincare Holdings, Inc.                   600(a)        34,238
   Syncor International Corp.               400(a)        14,550

                                                          97,094
Holding Offices (0.28%)
   Triarc Cos.                            1,200(a)        29,100

Hospitals (0.45%)
   Humana, Inc.                           1,800(a)        27,450
   Triad Hospitals, Inc.                    600(a)        19,538

                                                          46,988
Hotels & Motels (0.70%)
   Aztar Corp.                            2,000(a)        25,875
   Prime Hospitality Corp.                1,600(a)        18,600
   Vail Resorts, Inc.                     1,200(a)        28,125

                                                          72,600
Household Audio & Video
Equipment (0.25%)
   C-COR.net Corp.                          600(a)         5,831
   Harman International Industries, Inc.    300           10,950
   MP3.com, Inc.                            400(a)         1,438
   Parkervision, Inc.                       200(a)         7,325

                                                          25,544
Individual & Family Services (0.17%)
   Sunrise Assisted Living, Inc.            700(a)        17,500

Industrial Inorganic Chemicals (1.06%)
   Albemarle Corp.                          800           19,800
   Georgia Gulf Corp.                     1,000           17,063
   Minerals Technologies, Inc.            1,100           37,606
   USEC, Inc.                             6,500           28,031
   W.R. Grace & Co.                       2,400(a)         7,650

                                                         110,150
Industrial Organic Chemicals (0.31%)
   International Specialty Products       1,700(a)        11,369
   Lubrizol Corp.                           800           20,600

                                                          31,969
Insurance Agents, Brokers &
Services (0.42%)
   Gallagher (Arthur J) & Co.               500       $   31,813
   Hilb, Rogal & Hamilton Co.               300           11,963

                                                          43,776
Investment Offices (0.21%)
   Affiliated Managers Group                400(a)        21,950

Iron & Steel Foundries (0.42%)
   Precision Castparts Corp.                800           33,650
   Walter Industries, Inc.                1,300            9,588

                                                          43,238
Knitting Mills (0.21%)
   Russell Corp.                          1,400           21,613

Laundry, Cleaning, & Garment
Services (0.11%)
   G & K Services, Inc.                     400           11,250

Legal Services (0.17%)
   Prepaid Legal Services, Inc.             700(a)        17,850

Life Insurance (0.26%)
   Kansas City Life Insurance Co.           400           14,150
   Liberty Financial Cos., Inc.             300           13,369

                                                          27,519
Lumber & Construction Materials (0.29%)
   Simpson Manufacturing Co., Inc.          600(a)        30,600

Machinery, Equipment & Supplies (0.75%)
   Kaman Corp., Class A                   1,900           32,063
   Stewart & Stevenson                    2,000           45,406

                                                          77,469
Mailing, Reproduction,
Stenographic (0.13%)
   ADVO, Inc.                               300(a)        13,312

Management & Public Relations (1.03%)
   ACNielson Corp.                          700(a)        25,375
   DiamondCluster International, Inc.       600(a)        18,300
   Digital Courier Technologies, Inc.       600(a)         1,744
   F.Y.I., Inc.                             700(a)        25,812
   Maximus, Inc.                            500(a)        17,469
   US Oncology, Inc.                      2,900(a)        18,306

                                                         107,006
Manifold Business Forms (0.29%)
   Wallace Computer Services, Inc.        1,800           30,600

Measuring & Controlling Devices (1.06%)
   Esterline Technologies Corp.             400(a)    $   10,500
   FEI Co.                                  600(a)        13,650
   Ii-Vi Inc.                               400(a)         6,075
   LTX Corp.                                600(a)         7,772
   Mettler-Toledo International, Inc.       300(a)        16,313
   Molecular Devices Corp.                  200(a)        13,688
   Photon Dynamics                          400(a)         9,000
   Therma-Wave, Inc.                        400(a)         5,600
   Varian, Inc.                             400(a)        13,550
   Veeco Instruments, Inc.                  200(a)         8,025
   Zygo Corp.                               200(a)         5,656

                                                         109,829
Meat Products (0.49%)
   Michael Foods, Inc.                    1,000           30,125
   Smithfield Foods, Inc.                   700(a)        21,280

                                                          51,405
Medical & Dental Laboratories (1.20%)
   Covance, Inc.                          1,500(a)        16,125
   Enzo Biochem, Inc.                       200(a)         4,975
   Enzon, Inc.                              500(a)        31,031
   Immunomedics, Inc.                       300(a)         6,450
   Impath, Inc.                             200(a)        13,300
   Laboratory Corp. of America Holdings     300(a)        52,800

                                                         124,681
Medical Instruments & Supplies (2.02%)
   ArthroCare Corp.                         600(a)        11,700
   Avigen, Inc.                             400(a)         8,300
   Biosite Diagnostics, Inc.                400(a)        16,175
   Coherent, Inc.                           400(a)        13,000
   Datascope Corp.                          500           17,125
   Haemonetics Corp.                      1,100(a)        33,963
   Inamed Corp.                             700(a)        14,306
   Novoste Corp.                            400(a)        11,000
   Polymedica Corp.                         400(a)        13,350
   Respironics, Inc.                        600(a)        17,100
   Steris Corp.                           1,200(a)        19,350
   Visx, Inc.                               800(a)         8,350
   Vital Signs, Inc.                        400           12,850
   Zoll Medical Corp.                       400(a)        14,025

                                                         210,594
Medical Services & Health
Insurance (0.54%)
   Health Net, Inc.                       1,700(a)        44,518
   Province Healthcare Co.                  300(a)        11,812

                                                          56,330
Men's & Boys' Clothing Stores (0.13%)
   Hot Topic, Inc.                          800(a)        13,150

Men's & Boys' Furnishings (0.09%)
   Quiksilver, Inc.                         500(a)         9,688

Metal Cans & Shipping Containers (0.13%)
   Ball Corp.                               300           13,819

Metal Forgings & Stampings (0.10%)
   Tower Automotive, Inc.                 1,100(a)         9,900

Metal Mining Services (0.11%)
   Freeport-McMoran Copper & Gold, Inc.,
     Class B                              1,300(a)        11,131

Metals & Minerals, Except
Petroleum (0.12%)
   Reliance Steel & Aluminum Co.            500       $   12,375

Metalworking Machinery (0.37%)
   SPS Technologies, Inc.                   700(a)        38,368

Miscellaneous Apparel & Accessories
Stores (0.17%)
   Pier 1 Imports, Inc.                   1,700           17,531

Miscellaneous Business Services (0.18%)
   Carreker-Antinori, Inc.                  400(a)        13,900
   Hotel Reservations Network, Inc., Class A100(a)         2,838
   Netcentives, Inc.                        400(a)         1,525

                                                          18,263
Miscellaneous Chemical Products (0.83%)
   Arch Chemicals, Inc.                     900           15,975
   Crompton Corp.                         1,600           16,800
   Fuller (H.B.) Co.                        600           23,672
   MacDermid, Inc.                          500            9,500
   Millenium Chemicals, Inc.              1,100           19,938

                                                          85,885
Miscellaneous Converted Paper
Products (0.30%)
   Pactiv Corp.                           2,500(a)        30,938

Miscellaneous Durable Goods (0.31%)
   Ha-Lo Industries, Inc.                 1,800(a)         4,050
   Handleman Co.                            900(a)         6,750
   SCP Pool Corp.                           700(a)        21,044

                                                          31,844
Miscellaneous Electrical Equipment &
Supplies (0.60%)
   Aeroflex, Inc.                           700(a)        20,180
   C&D Technologies, Inc.                   300           12,956
   Electro Scientific Industries, Inc.      400(a)        11,200
   Lincoln Electric Holdings, Inc.          900           17,663

                                                          61,999
Miscellaneous Equipment Rental &
Leasing (0.48%)
   Universal Compression Holdings           300(a)        11,306
   Xtra Corp.                               800(a)        38,400

                                                          49,706
Miscellaneous Fabricated Metal
Products (0.19%)
   Shaw Group, Inc.                         400(a)        20,000

Miscellaneous Food & Kindred
Products (0.18%)
   American Italian Pasta Co., Class A      700(a)        18,769

Miscellaneous General Merchandise
Stores (0.26%)
   Casey's General Stores, Inc.           1,800           26,887

Miscellaneous Investing (5.40%)
   CBL & Associates Properties, Inc.      2,400           60,750
   Chelsea GCA Realty, Inc.                 800           29,500
   Colonial Properties Trust              1,600           41,700
   Gables Residential Trust               2,100           58,800
   Glenborough Realty Trust, Inc.         2,800           48,650
   Home Properties of New York, Inc.      1,300           36,319
   Pan Pacific Retail Properties, Inc.    1,900       $   42,393
   PS Business Parks, Inc.                1,800           50,040
   Realty Income Corp.                    2,400           59,700
   SL Green Realty Corp.                  1,700           47,600
   Summit Properties, Inc.                1,700           44,200
   The Macerich Co.                       2,200           42,213

                                                         561,865
Miscellaneous Manufacturers (0.24%)
   Indentix, Inc.                           400            3,140
   Lightpath Technologies, Inc.             300(a)         4,163
   WMS Industries, Inc.                     900(a)        18,112

                                                          25,415
Miscellaneous Non-Metallic Mineral
Products (0.10%)
   Cabot Microelectronics Corp.             200(a)        10,388

Miscellaneous Primary Metal
Products (0.18%)
   Curtiss-Wright Corp.                     400           18,600

Miscellaneous Shopping Goods
Stores (0.69%)
   Barnes & Noble, Inc.                     800(a)        21,200
   Borders Group, Inc.                    1,200(a)        14,025
   Michaels Stores, Inc.                    500(a)        13,250
   OfficeMax, Inc.                        3,000(a)         8,625
   Zale Corp.                               500(a)        14,531

                                                          71,631
Miscellaneous Textile Goods (0.50%)
   Belden, Inc.                           1,200           30,450
   Kellwood Co.                           1,000           21,125

                                                          51,575
Motor Vehicles & Equipment (0.69%)
   CLACOR, Inc.                             900           18,619
   Federal Mogul Corp.                    2,100            4,856
   Oshkosh Truck Corp.                    1,100           48,400

                                                          71,875
Newspapers (0.50%)
   Lee Enterprises, Inc.                    800           23,850
   Pulitzer, Inc.                           600           28,110

                                                          51,960
Non-Ferrous Rolling & Drawing (0.11%)
   RTI International Metals, Inc.           800(a)        11,450

Nonstore Retailers (0.25%)
   Henry Schein, Inc.                       500(a)        17,312
   ValueVision International, Inc., Class A 700(a)         8,838

                                                          26,150
Nursing & Personal Care Facilities (0.53%)
   Beverly Enterprises, Inc.              2,000(a)        16,375
   Manor Care, Inc.                         900(a)        18,563
   RehabCare Group, Inc.                    400(a)        20,550

                                                          55,488
Office Furniture (0.31%)
   HON INDUSTRIES, Inc.                     700           17,850
   Kimball International, Inc., Class B   1,000           14,500

                                                          32,350
Offices & Clinics of Dentists (0.09%)
   Orthodontic Centers of America           300(a)         9,375

Offices & Clinics of Medical Doctors (0.37%)
   Caremark Rx, Inc.                      2,800(a)        37,975

Oil & Gas Field Services (0.71%)
   Atwood Oceanics, Inc.                    600(a)    $   26,286
   Parker Drilling Co.                    2,400(a)        12,150
   Veritas DGC, Inc.                      1,100(a)        35,530

                                                          73,966
Operative Builders (1.35%)
   Centex Corp.                           1,000           37,562
   Del Webb Corp.                           700(a)        20,475
   Fairfield Communities, Inc.            1,500           21,094
   Lennar Corp.                           1,100           39,875
   Pulte Corp.                              500           21,094

                                                         140,100
Opthalmic Goods (0.23%)
   Cooper Cos., Inc.                        600           23,925

Paper Mills (0.32%)
   P.H. Glatfelter Co.                    1,400           17,430
   Wausau-Mosinee Paper Corp.             1,600           16,200

                                                          33,630
Paperboard Containers & Boxes (0.19%)
   Greif Bros. Corp.                        700           19,950

Passenger Transportation Arrangement (0.03%)
   Travelocity.com, Inc.                    300(a)         3,637

Periodicals (0.12%)
   Martha Stewart Living Omnimedia, Inc.    600(a)        12,038

Personal Credit Institutions (0.55%)
   AmeriCredit Corp.                      1,100(a)        29,974
   Metris Companies, Inc.                   900           23,681
   NextCard, Inc.                           500(a)         4,000

                                                          57,655
Personnel Supply Services (0.32%)
   Heidrick & Struggles International       300(a)        12,619
   HotJobs.com Ltd.                         300(a)         3,431
   Spherion Corp.                         1,500(a)        16,969

                                                          33,019
Photographic Equipment &
Supplies (0.42%)
   Concord Camera Corp.                     800(a)        13,200
   Imation Corp.                          1,500(a)        23,250
   Pinnacle Systems, Inc.                 1,000(a)         7,375

                                                          43,825
Plastic Materials & Synthetics (0.47%)
   Cytec Industries, Inc.                   700(a)        27,956
   Mapinfo Corp.                            200(a)         9,450
   PolyOne Corp.                          1,900           11,163
   Unifi, Inc.                            1,200(a)        10,725

                                                          59,294
Preserved Fruits & Vegetables (0.38%)
   Smucker (J.M.) Co.                     1,400           39,130

Primary Non-Ferrous Metals (0.22%)
   Tredegar Corp.                         1,300           22,669

Professional & Commercial
Equipment (0.84%)
   Fisher Scientific International          400(a)    $   14,750
   Ikon Office Solutions, Inc.            2,500            6,250
   Insight Enterprises, Inc.              1,750           31,391
   Owens & Minor, Inc.                    1,600           28,400
   PSS World Medical, Inc.                1,400(a)         7,000

                                                          87,791
Public Building & Related
Furniture (0.24%)
   Lear Corp.                             1,000(a)        24,813

Pulp Mills (0.15%)
   Buckeye Technologies, Inc.             1,100(a)        15,469

Radio & Television Broadcasting (0.29%)
   Citadel Communications Corp.           1,000(a)        12,000
   Pac-West Telecomm, Inc.                  800(a)         2,750
   Sinclair Broadcast Group, Inc.         1,500(a)        15,047

                                                          29,797
Radio, Television & Computer
Stores (0.16%)
   Trans World Entertainment Corp.        1,200(a)        10,725
   Tweeter Home Entertainment Group, Inc.   500(a)         6,094

                                                          16,819
Railroads (0.13%)
   Wisconsin Central Transportation Corp.   900(a)        13,556

Real Estate Agents & Managers (0.20%)
   Jones Lang LaSalle, Inc.               1,500(a)        20,813

Real Estate Operators & Lessors (0.93%)
   Catellus Development Corp.             1,100(a)        19,250
   LNR Property Corp.                     1,000           22,000
   Nationwide Health Properties, Inc.     4,300           55,361

                                                          96,611
Refrigeration & Service Machinery (0.09%)
   Watsco, Inc.                             800            9,216

Research & Testing Services (1.52%)
   Amylin  Pharmaceuticals, Inc.          1,100(a)         8,662
   Aurora Biosciences Corp.                 300(a)         9,431
   CuraGen Corp.                            400(a)        10,925
   CV Therapeutics, Inc.                    200(a)        14,150
   Diversa Corp.                            800(a)        14,350
   Gene Logic, Inc.                         500(a)         9,188
   Jupiter Media Metrix, Inc.               400(a)         3,725
   Lexicon Genetics, Inc.                   700(a)        11,637
   Maxim Pharmaceuticals, Inc.            1,000(a)         6,375
   Myriad Genetics, Inc.                    200(a)        16,550
   Neurogen Corp.                           500(a)        17,563
   Orchid Biosciences, Inc.                 500(a)         7,000
   Pharmaceutical Product Development, Inc. 300(a)        14,906
   Pharmacopeia, Inc.                       600(a)        13,088

                                                         157,550
Residential Building Construction (0.25%)
   Kaufman & Broad Home Corp.               400           13,475
   Toll Brothers, Inc.                      300(a)        12,263

                                                          25,738
Retail Stores, NEC (0.10%)
   The Children's Place Retail Stores, Inc. 500           10,125

Rubber & Plastics Footwear (0.18%)
   Reebok International Ltd.                700(a)    $   19,138

Sanitary Services (0.49%)
   Stericycle, Inc.                         300(a)        11,437
   Waste Connections, Inc.                1,200(a)        39,674

                                                          51,111
Savings Institutions (2.60%)
   American Financial Holdings, Inc.        800           16,500
   Astoria Financial Corp.                  800           43,450
   Bank United Corp.                        400           27,275
   Downey Financial Corp.                   400           22,000
   Firstfed Financial Corp.               1,600(a)        51,700
   MAF Bancorp., Inc.                     1,900           54,031
   Net.B@nk, Inc.                           400(a)         2,625
   Richmond County Financial Corp.        2,000           52,250

                                                         269,831
Sawmills & Planning Mills (0.15%)
   Louisiana Pacific Corp.                1,500           15,188

Schools & Educational Services, NEC (0.19%)
   Sylvan Learning Systems, Inc.          1,300(a)        19,256

Search & Navigation Equipment (0.26%)
   Anaren Microwave, Inc.                   300(a)        20,156
   Trimble Navigation Ltd.                  300(a)         7,200

                                                          27,356
Security & Commodity Services (0.78%)
   American Capital                       1,000           25,188
   Blackrock, Inc.                          500(a)        21,000
   John Nuveen Co., Class A                 600           34,500

                                                          80,688
Security Brokers & Dealers (0.89%)
   Dain Rauscher Corp.                      100            9,469
   Jefferies Group, Inc.                  1,700            53,124
   Southwest Securities Group, Inc.         600           15,525
   Tucker Anthony Sutro Corp.               600           14,737

                                                          92,855
Services To Buildings (0.35%)
   ABM Industries, Inc.                   1,200           36,750

Ship & Boat Building & Repairing (0.23%)
   Dril-Quip, Inc.                          700(a)        23,931

Shoe Stores (0.31%)
   Footstar, Inc.                           200(a)         9,900
   Genesco, Inc.                            900(a)        21,994

                                                          31,894
Soap, Cleaners & Toilet Goods (0.42%)
   Alberto-Culver Co., Class B              700           29,969
   Digene Corp.                             300(a)        13,406

                                                          43,375
Special Industry Machinery (1.08%)
   Asyst Technologies, Inc.                 700(a)         9,406
   Brooks Automation, Inc.                  500(a)        14,031
   Cymer, Inc.                              400(a)        10,294
   Kulicke & Soffa Industries, Inc.         800(a)         9,000
   Milacron, Inc.                         2,100           33,730
   Presstek, Inc.                           800(a)         8,400
   Varian Medical Systems, Inc.             400(a)        27,175

                                                         112,036
Structural Clay Products (0.29%)
   Dal-Tile International, Inc.           2,100(a)        29,794

Sugar & Confectionery Products (0.15%)
   The Topps Co., Inc.                    1,700(a)    $   15,619

Surety Insurance (0.38%)
   CNA Surety Corp.                       1,800           25,650
   Enhance Financial Services Group, Inc.   900           13,894

                                                          39,544
Telephone Communication (0.85%)
   Audiovox Corp., Class A                  900(a)         8,100
   Brightpoint, Inc.                      1,800(a)         6,300
   Commonwealth Telephone Enterprises, Inc. 300(a)        10,500
   CT Communications, Inc.                  800           11,250
   Digital Island                         1,000(a)         4,063
   IDT Corp.                                400(a)         8,150
   Illuminet Holdings, Inc.                 400(a)         9,175
   Intermedia Communications, Inc.        1,000(a)         7,188
   Metrocall, Inc.                        1,700(a)           797
   Net2Phone, Inc.                          300(a)         2,212
   NTELOS, Inc.                             500(a)         8,813
   Rural Cellular Corp.                     300(a)         8,888
   Talk.com, Inc.                           900(a)         1,294
   Universal Access, Inc.                   200(a)         1,600

                                                          88,330
Title Insurance (0.61%)
   Fidelity National Financial, Inc.        500           18,469
   LandAmerica Financial Group            1,100           44,481

                                                          62,950
Toys & Sporting Goods (0.20%)
   Callaway Golf Co.                      1,100           20,488

Trucking & Courier Services, Except
Air (0.94%)
   J.B. Hunt Transport Services, Inc.     1,200(a)        20,175
   Landstar System, Inc.                    400(a)        22,175
   Roadway Express, Inc.                  1,100           23,306
   Yellow Corp.                           1,600(a)        32,574

                                                          98,230
Variety Stores (0.04%)
   Shopko Stores, Inc.                      900(a)         4,500

Water Transportation Services (0.16%)
   Kirby Corp.                              800(a)        16,800

Women's Clothing Stores (0.65%)
   AnnTaylor Stores Corp.                   600(a)        14,963
   Charming Shoppes, Inc.                 3,200(a)        19,200
   Chico's FAS, Inc.                        400(a)         8,350
   Dress Barn, Inc.                         600(a)        17,400
   Too, Inc.                                600(a)         7,500

                                                          67,413

           Total Portfolio Investments (97.99%)       10,187,976

Cash and receivables, net of liabilities (2.01%)         208,882


                     Total Net Assets (100.00%)      $10,396,858



(a) Non-income producing security - No dividend paid during the past twelve months.

MIDCAP ACCOUNT


Common Stocks (94.29%)

Air Transportation, Scheduled (1.56%)
   Southwest Airlines Co.               133,700        4,482,961

Cable & Other Pay TV Services (1.27%)
   Charter Communciations, Inc.,
      Class A                           160,000(a)     3,630,000

Combination Utility Services (1.50%)
   Entergy Corp.                         80,000        3,385,000
   Nisource, Inc.                        29,700          913,275

                                                       4,298,275
Commercial Banks (6.29%)
   Associated Bancorp.                   27,591          838,077
   Marshall & Ilsley Corp.               56,900        2,892,227
   North Fork Bancorp., Inc.            154,420        3,792,941
   Old Kent Financial Corp.             104,100        4,554,374
   State Street Corp.                    48,000        5,962,080

                                                      18,039,699
Communications Equipment (1.65%)
   Comverse Technology, Inc.              43,600(a)    4,736,050

Computer & Data Processing
Services (7.15%)
   Bisys Group, Inc.                     21,875(a)     1,140,234
   Cadence Design Systems, Inc.          71,400(a)     1,963,500
   DST Systems, Inc.                     24,000(a)     1,608,000
   Fiserv, Inc.                          49,749(a)     2,359,968
   IMS Health, Inc.                     258,400        6,976,799
   Rational Software Corp.               26,725(a)     1,040,605
   RealNetworks, Inc.                    43,000(a)       373,563
   Sungard Data Systems, Inc.            79,900(a)     3,765,287
   Symantec Corp.                        37,700(a)     1,258,238

                                                      20,486,194
Computer & Office Equipment (1.48%)
   Ceridian Corp.                       212,000(a)     4,226,750

Crude Petroleum & Natural Gas (3.89%)
   Apache Corp.                          15,900        1,113,994
   Burlington Resources, Inc.            22,100        1,116,050
   Devon Energy Corp.                    82,500        5,030,025
   Newfield Exploration Co.              82,000(a)     3,889,875

                                                      11,149,944
Cutlery, Handtools & Hardware (0.95%)
   Danaher Corp.                         40,000        2,735,000

Drugs (3.98%)
   Biochem Pharma, Inc.                  87,600(a)     2,803,200
   Biogen, Inc.                          66,500(a)     3,994,156
   Forest Laboratories, Inc.              9,800(a)     1,302,175
Genzyme Corp.                            36,760(a)    3,306,103

                                                      11,405,634
Electric Services (7.51%)
   Calpine Corp.                         34,200(a)   $ 1,541,137
   DQE, Inc.                             51,400        1,683,350
   Duke Energy Corp.                     68,000        5,797,000
   Exelon Corp.                          47,000        3,299,870
   GPU, Inc.                             97,000        3,570,813
   Ipalco Enterprises, Inc.              61,000        1,475,437
   Niagara Mohawk Holdings, Inc.        248,900(a)     4,153,519

                                                      21,521,126
Electronic Components &
Accessories (1.20%)
   Integrated Device Technology, Inc.    26,000(a)       861,250
   Jabil Circuit, Inc.                   40,000(a)     1,015,000
   Micrel, Inc.                          22,000(a)       741,125
   Microchip Technology, Inc.            37,900(a)       831,431

                                                       3,448,806
Fabricated Rubber Products, NEC (0.90%)
   Weatherford International, Inc.       54,700(a)     2,584,575

Fire, Marine & Casualty Insurance (0.25%)
   Hartford Financial Services
     Group, Inc.                         10,100          713,313

Gas Production & Distribution (2.03%)
   Dynegy, Inc.                          27,000        1,513,688
   MCN Energy Group, Inc.                60,000        1,661,250
   Williams Cos., Inc.                   66,400        2,651,850

                                                       5,826,788
Grain Mill Products (1.82%)
   Quaker Oats Co.                       53,700        5,229,038

Groceries & Related Products (1.72%)
   SYSCO Corp.                          164,000        4,920,000

Hospitals (0.92%)
   Universal Health Services,
      Inc., Class B                      23,500(a)     2,626,125

Hotels & Motels (2.07%)
   Marriot International, Inc., Class A 140,700        5,944,575

Laundry, Cleaning, & Garment
Services (0.93%)
   Cintas Corp.                          50,000        2,659,375

Machinery, Equipment & Supplies (0.68%)
   National Oilwell, Inc.                50,000(a)     1,934,375

Measuring & Controlling Devices (2.02%)
   Millipore Corp.                        5,000          315,000
   Roper Industries, Inc.                72,700        2,403,644
   Waters Corp.                          36,700(a)     3,064,450

                                                       5,783,094
Medical & Dental Laboratories (0.20%)
   Sybron Dental Specialties              34,666(a)      584,989

Medical Instruments & Supplies (3.48%)
   Biomet, Inc.                          78,000        3,095,625
   Guidant Corp.                         99,300(a)     5,355,994
   Stryker Corp.                         30,300        1,532,877

                                                       9,984,496
Medical Services & Health
Insurance (0.93%)
   AFLAC, Inc.                           37,000        2,670,937

Miscellaneous Business Services (1.89%)
   Cendant Corp.                        358,000(a)   $ 3,445,750
   Concord EFS, Inc.                     45,000(a)     1,977,187

                                                       5,422,937
Miscellaneous Investing (4.89%)
   AMB Property Corp.                    85,000        2,194,063
   Boston Properties, Inc.               57,600        2,505,600
   Equity Office Properties Trust        97,000        3,164,625
   Equity Residential Properties Trust   61,000        3,374,062
   Prologis Trust                       125,000        2,781,250

                                                      14,019,600
Miscellaneous Personal Services (1.30%)
   H&R Block, Inc.                       90,000        3,723,750

Motion Picture Production &
Services (1.12%)
   AT&T Corp.- Liberty Media Group,
     Class A                            236,000(a)     3,200,750

Motor Vehicles & Equipment (0.64%)
   SPX Corp.                             17,000(a)     1,839,188

Nonclassifiable Establishments (4.46%)
   Ishares Trust-S&P Midcap 400          37,600        3,883,375
   S&P Midcap 400 Depositary Receipts    94,370        8,906,169

                                                      12,789,544
Oil & Gas Field Services (1.45%)
   BJ Services Co.                       34,000(a)     2,341,750
   R&B Falcon Corp.                      79,000(a)     1,812,062

                                                       4,153,812
Petroleum Refining (2.59%)
   Coastal Corp.                         84,000        7,418,250

Professional & Commercial
Equipment (0.74%)
   Apogent Technologies, Inc.           104,000(a)     2,132,000

Radio & Television Broadcasting (1.86%)
   Univision Communication, Inc.         58,000(a)     2,374,375
   USA Networks, Inc.                   152,000(a)     2,954,500

                                                       5,328,875
Radio, Television & Computer
Stores (0.28%)
   Best Buy, Inc.                        27,500(a)       812,969

Savings Institutions (5.80%)
   Charter One Financial, Inc.          117,150        3,382,706
   Golden State Bancorp., Inc.           23,200          729,350
   TCF Financial Corp.                  172,300        7,678,119
   Washington Mutual, Inc.               91,000        4,828,687

                                                      16,618,862
Security & Commodity Services (1.01%)
   Franklin Resources, Inc.              76,300        2,907,030

Security Brokers & Dealers (0.66%)
   Lehman Brothers Holdings, Inc.        28,100        1,900,263

Surety Insurance (1.89%)
   Ambac Financial Group, Inc.           48,000        2,799,000
   MGIC Investment Corp.                 38,700        2,609,831

                                                       5,408,831
Telephone Communication (6.81%)
   Alltel Corp.                          89,000      $ 5,556,937
   Broadwing, Inc.                       95,900(a)     2,187,719
   Centurytel, Inc.                     142,876        5,107,817
   Telephone and Data Systems, Inc.      55,800        5,022,000
   Western Wireless Corp.                42,000(a)     1,645,875

                                                      19,520,348
Variety Stores (0.52%)
   Family Dollar Stores, Inc.              69,300      1,485,619


                            Total Common Stocks       270,304,747



                                       Principal
                                        Amount          Value


Commercial Paper (7.82%)

Business Credit Institution (2.65%)
   American Express Credit Corp.;
     6.30%; 1/3/2001                 $4,515,000      $ 4,511,840
   General Electric Capital Corp.;
     5.90%; 1/5/2001                  3,085,000        3,081,966

                                                       7,593,806
Paint, Glass, & Wallpaper (0.36%)
   Sherwin-Williams Co.;
     6.55%; 1/2/2001                  1,040,000        1,039,432
Personal Credit Institution (4.81%)
   Investment in Joint Trading Account,
     Household Finance Corp.;
     6.50%; 1/2/2001                 13,789,327       13,789,327



                         Total Commercial Paper       22,422,565


          Total Portfolio Investments (102.11%)       292,727,312

Liabilities, net of cash and receivables (-2.11%)     (6,046,722)


                     Total Net Assets (100.00%)      $286,680,590



(a) Non-income producing security - No dividend paid during the past twelve months.

MIDCAP GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (97.58%)

Advertising (0.25%)
   TMP Worldwide, Inc.                    1,200(a)    $   66,000

Air Transportation, Scheduled (0.53%)
   Atlas Air, Inc.                        4,200(a)       137,025

Airports, Flying Fields & Services (0.26%)
   EGL, Inc.                              2,800(a)        67,025

Automotive Rentals, No Drivers (0.26%)
   Hertz Corp., Inc.                      2,000           68,250
Beverages (0.52%)
   Pepsi Bottling Group, Inc.             3,400          135,788

Books (0.55%)
   Scholastic Corp.                       1,600(a)       141,800

Business Credit Institutions (2.54%)
   Heller Financial, Inc.                 3,500          107,406
   Providian Financial Corp.              9,600          552,000

                                                         659,406
Communications Equipment (2.38%)
   Efficient Networks, Inc.               1,500(a)        20,062
   Inet Technologies, Inc.                3,400(a)       137,700
   Polycom, Inc.                          2,700(a)        86,906
   Powerwave Technologies, Inc.           3,900(a)       228,151
   Sawtek, Inc.                           3,100(a)       143,181

                                                         616,000
Computer & Data Processing Services (18.02%)
   AremisSoft Corp.                       2,200(a)        93,913
   Ariba, Inc.                            4,600(a)       247,250
   Art Technology Group, Inc.             5,900(a)       180,319
   Autodesk, Inc.                         4,200          113,137
   Brocade Communications Systems, Inc.   8,600(a)       789,588
   Cadence Design Systems, Inc.           6,800(a)       187,000
   Citrix Systems, Inc.                   8,000(a)       180,000
   DST Systems, Inc.                      4,800(a)       321,600
   E.piphany, Inc.                          800(a)        43,150
   Fiserv, Inc.                           2,900(a)       137,569
   Hall Kinion & Associates, Inc.         2,300(a)        46,288
   Henry (Jack) & Associates, Inc.        2,100          130,462
   Inktomi Corp.                          4,800(a)        85,800
   ISS Group, Inc.                        1,500          117,656
   Mentor Graphics Corp.                  4,400(a)       120,725
   Mercury Interactive Corp.              2,100(a)       189,525
   NetIQ Corp.                            1,400(a)       122,325
   Peregrine Systems, Inc.                5,700(a)       112,575
   Rational Software Corp.                2,000(a)        77,875
   SEI Investments Company                2,200          246,400
   Serena Software, Inc.                  3,100(a)       106,127
   Sungard Data Systems, Inc.             6,900(a)       325,162
   Sybase, Inc.                           9,300(a)       184,255
   Symantec Corp.                         4,100(a)    $  136,838
   TIBCO Software, Inc.                   5,500(a)       263,656
   VeriSign, Inc.                         1,500(a)       111,281

                                                       4,670,476
Computer & Office Equipment (4.14%)
   Anixter International, Inc.            5,600(a)       121,100
   Black Box Corp.                        1,900(a)        91,794
   Digital Lightwave, Inc.                1,500(a)        47,531
   Emulex Corp.                           1,600(a)       127,900
   International Game Technology          2,800(a)       134,400
   Lexmark International, Inc.            3,200(a)       141,800
   Palm, Inc.                             8,200(a)       232,164
   SanDisk Corp.                          1,650(a)        45,787
   Symbol Technologies, Inc.              3,600          129,600

                                                       1,072,076
Credit Reporting & Collection (0.48%)
   Equifax, Inc.                          4,300          123,356

Crude Petroleum & Natural Gas (0.97%)
   Anadarko Petroleum Co.                 1,400           99,512
   Louis Dreyfus Natural Gas Corp.        3,300(a)       151,181

                                                         250,693
Department Stores (1.05%)
   BJ's Wholesale Club, Inc.              7,100(a)       272,463

Drugs (13.11%)
   Albany Molecular Research, Inc.        2,500(a)       154,062
   ALZA Corp.                             5,600(a)       238,000
   Andrx Group                            3,800(a)       219,925
   Barr Laboratories, Inc.                2,300(a)       167,756
   Biogen, Inc.                           4,000(a)       240,250
   Chiron Corp.                           2,400(a)       106,800
   Forest Laboratories, Inc.              2,600(a)       345,475
   Genzyme Corp.                          3,300(a)       296,794
   IDEC Pharmaceuticals Corp.             1,700(a)       322,256
   IVAX Corp.                             6,400(a)       245,120
   King Pharmaceuticals, Inc.             3,700(a)       191,244
   MedImmune, Inc.                        7,100(a)       338,581
   Millenium Pharmaceuticals, Inc.        5,300(a)       327,937
   Protein Design Labs, Inc.              1,700(a)       147,688
   Vertex Pharmaceuticals, Inc.             800(a)        57,200

                                                       3,399,088
Drugs, Proprietaries & Sundries (0.55%)
   AmeriSource Health Corp.; Class A      2,800(a)       141,400

Eating & Drinking Places (1.16%)
   Brinker International, Inc.            4,600(a)       194,350
   Darden Restaurants, Inc.               4,600          105,225

                                                         299,575
Electric Services (1.75%)
   Allegheny Energy, Inc.                 2,500          120,469
   Calpine Corp.                          4,600(a)       207,287
   NRG Energy, Inc.                       4,500(a)       125,156

                                                         452,912
Electrical Goods (0.82%)
   Arrow Electronics, Inc.                7,400(a)       211,825

Electrical Work (0.25%)
   Quanta Services, Inc.                  2,000(a)        64,375

Electronic Components &
Accessories (11.34%)
   Advanced Micro Devices, Inc.           8,600(a)    $  118,788
   Applied Micro Circuits Corp.           7,400(a)       555,347
   Fairchild Semiconductor Corp.         10,100(a)       145,819
   Finisar Corp.                          5,100(a)       147,900
   Helix Technology Corp.                 2,900           68,648
   Integrated Device Technology, Inc.     5,600(a)       185,500
   International Rectifier Corp.          6,200(a)       186,000
   Jabil Circuit, Inc.                    4,900(a)       124,337
   Lattice Semiconductor Corp.            4,800(a)        88,200
   Novellus Systems, Inc.                 7,600(a)       273,125
   Power-One, Inc.                        3,100(a)       121,869
   Sanmina Corp.                          3,400(a)       260,525
   Semtech Corp.                          4,300(a)        94,869
   Silicon Storage Technology, Inc.       6,200(a)        73,238
   TranSwitch Corp.                       4,700(a)       183,887
   TriQuint Semiconductor, Inc.           4,700(a)       205,331
   Vishay Intertechnology, Inc.           7,200(a)       108,900

                                                       2,942,283
Family Clothing Stores (0.72%)
   American Eagle Outfitters, Inc.        4,400(a)       185,900

Furniture & Home Furnishings
Stores (0.54%)
   Bed Bath & Beyond, Inc.                6,300(a)       140,962

Gas Production & Distribution (0.78%)
   Dynegy, Inc.                           3,600          201,825

Groceries & Related Products (0.68%)
   Suiza Foods Corp.                      2,400(a)       115,200
   SUPERVALU, Inc.                        4,400           61,050

                                                         176,250
Hospitals (0.60%)
   Universal Health Services, Inc.;
      Class B1                              400(a)       156,450

Household Audio & Video
Equipment (0.38%)
   Harman International Industries, Inc.  2,700           98,550

Industrial Inorganic Chemical Co. (0.49%)
   Eastman Chemical Co.                   2,600          126,750

Insurance Agents, Brokers & Services (0.64%)
   Gallagher (Arthur J.) & Co.            2,600          165,425

Management & Public Relations (0.32%)
   PerkinElmer, Inc.                        800           84,000

Measuring & Controlling Devices (6.33%)
   Allergan, Inc.                         3,800          367,888
   Applera Corp.                          6,400          602,000
   Credence Systems Corp.                 5,700(a)       131,100
   Cytyc Corporation                      2,700(a)       168,919
   Johnson Controls, Inc.                 1,200           62,400
   Waters Corp.                           3,700(a)       308,950

                                                       1,641,257
Medical & Dental Laboratories (1.04%)
   Quest Diagnostics, Inc.                1,900(a)       269,800

Medical Instruments & Supplies (1.14%)
   Biomet, Inc.                           4,300       $  170,656
   DENTSPLY International, Inc.           3,200          125,200

                                                         295,856
Miscellaneous Business Services (2.04%)
   Atmel Corp.                           19,600(a)       227,850
   Concord EFS, Inc.                      2,600(a)       114,238
   Viad Corp.                             8,100          186,300

                                                         528,388
Miscellaneous Electrical Equipment &
Supplies (1.39%)
   C&D Technologies, Inc.                 2,900          125,244
   Electro Scientific Industries, Inc.    2,400(a)        67,200
   NVIDIA Corp.                           5,150(a)       168,743

                                                         361,187
Miscellaneous Food & Kindred
Products (0.47%)
   McCormick & Co.                        3,400          122,613

Miscellaneous Non-metallic Mineral
Products (0.60%)
   Cabot Microelectronics Corp.           3,000(a)       155,812

Miscellaneous Shopping Goods
Stores (0.77%)
   Dollar Tree Stores, Inc.               2,800(a)        68,600
   Zale Corp.                             4,500(a)       130,781

                                                         199,381
Miscellaneous Special Trade
Contractors (0.85%)
   Dycom Industries, Inc.                 6,100(a)       219,219

Motion Picture Distribution & Services (0.51%)
   Macrovision Corp.                      1,800(a)       133,228

Motorcycles, Bicycles & Parts (1.01%)
   Harley Davidson, Inc.                  6,600          262,350

Newspapers (0.34%)
   A.H. Belo Corp.                        5,500           88,000

Office Furniture (0.24%)
   Herman Miller, Inc.                    2,200           63,250

Oil & Gas Field Services (3.72%)
   BJ Services Co.                        4,400(a)       303,050
   ENSCO International, Inc.              8,100          275,906
   Nabors Industries, Inc.                3,200(a)       189,280
   Noble Drilling Corp.                   4,500(a)       195,469

                                                         963,705
Paper & Allied Products (0.28%)
   Bowater, Inc.                          1,300           73,287

Personal Credit Institutions (0.94%)
   Capital One Financial Corp.            1,900          125,044
   Metris Cos., Inc.                      4,500          118,406

                                                         243,450
Personnel Supply Services (1.73%)
   Administaff, Inc.                      3,200(a)        87,040
   Heidrick & Struggles International, Inc.2,100(a)       88,331
   Manpower, Inc.                         4,200          159,600
   Robert Half International, Inc.        4,300(a)       113,950

                                                         448,921
Petroleum Refining (0.75%)
   Murphy Oil Corp.                       3,200       $  193,400

Professional & Commercial Equipment (0.45%)
   Tech Data Corp.                        4,300(a)       116,301

Radio & Television Broadcasting (2.25%)
   Cox Radio, Inc.                        4,400(a)        99,275
   Time Warner Telecom, Inc., Class A     4,000(a)       253,750
   Univision Communication, Inc.          5,600(a)       229,250

                                                         582,275
Radio, Television & Computer Stores (0.96%)
   RadioShack Corp.                       5,800          248,312

Security & Commodity Services (0.73%)
   Federated Investors, Inc., Class B     6,500          189,313

Security Brokers & Dealers (0.88%)
   Edwards (A.G.), Inc.                   4,800          227,700

Soap, Cleaners & Toilet Goods (0.36%)
   Alberto-Culver Co., Class B            2,200           94,188

Special Industry Machinery (0.47%)
   Lam Research Corp.                     8,400(a)       121,800

Telephone Communication (0.71%)
   Telephone and Data Systems, Inc.       1,300          117,000
   United States Cellular Corp.           1,100(a)        66,275

                                                         183,275
Trucking & Courier Services, Except
Air (0.54%)
   United Parcel Service, Inc., Class B   2,400          141,150


           Total Portfolio Investments (97.58%)       25,295,346

Cash and receivables, net of liabilities (2.42%)         628,570


                     Total Net Assets (100.00%)      $25,923,916



(a) Non-income producing security - No dividend paid during the past twelve months.


MIDCAP GROWTH EQUITY ACCOUNT




Common Stocks (91.23%)

Advertising (3.60%)
   Getty Images, Inc.                     1,630(a)    $   52,160
   Interpublic Group of Cos., Inc.        1,400           59,587
   TMP Worldwide, Inc.                    1,260(a)        69,300

                                                         181,047
Air Transportation, Scheduled (0.51%)
   AMR Corp.                                650(a)        25,472

Books (0.49%)
   Reader's Digest Association,
       Inc., Class A                        630           24,649
Business Credit Institutions (1.99%)
   Providian Financial Corp.              1,740          100,050

Cable & Other Pay TV Services (0.42%)
   Cablevision Systems Corp., Class A       250(a)        21,234

Commercial Banks (0.56%)
   Zions Bancorp.                           450           28,097

Communications Equipment (4.17%)
   Openwave Systems, Inc.                   964(a)        46,212
   Polycom, Inc.                          1,720(a)        55,362
   Powerwave Technologies, Inc.             910(a)        53,235
   RF Micro Devices, Inc.                   930(a)        25,517
   Sonus Networks, Inc.                   1,160(a)        29,290

                                                         209,616
Communications Services, NEC (0.49%)
   L-3 Communications Holdings, Inc.        320(a)        24,640

Computer & Data Processing
Services (18.63%)
   Aether Systems, Inc.                   2,250(a)        88,031
   Agile Software Corp.                     730(a)        36,044
   Art Technology Group, Inc.             1,050(a)        32,091
   Brocade Communications Systems, Inc.   1,580(a)       145,064
   DST Systems, Inc.                        240(a)        16,080
   Fiserv, Inc.                             940(a)        44,591
   IMS Health, Inc.                       1,760           47,520
   Interwoven, Inc.                         550(a)        36,266
   Intranet Solutions, Inc.                 180(a)         9,180
   Intuit, Inc.                             980(a)        38,649
   ISS Group, Inc.                          440           34,512
   Macromedia, Inc.                         720(a)        43,740
   Manugistics Group, Inc.                  570           32,490
   Mercury Interactive Corp.                630(a)        56,857
   Micromuse, Inc.                          850(a)        51,305
   Peregrine Systems, Inc.                3,160(a)        62,411
   Quest Software, Inc.                     700(a)        19,644
   SmartForce PLC - ADR                     900(a)        33,806
   Sungard Data Systems, Inc.               910(a)        42,884
   Vignette Corp.                         3,680(a)        66,240

                                                         937,405
Computer & Office Equipment (4.75%)
   Emulex Corp.                             430(a)    $   34,373
   Extreme Networks, Inc.                 1,690(a)        66,121
   Handspring, Inc.                       1,000(a)        38,938
   Palm, Inc.                             3,520(a)        99,660
                                                         239,092
Construction & Related Machinery (1.01%)
   Smith International, Inc.                680(a)        50,703

Crude Petroleum & Natural Gas (0.82%)
   Apache Corp.                             590           41,337

Drugs (6.61%)
   Biovail Corp.                            940(a)        36,510
   Forest Laboratories, Inc.                350(a)        46,506
   IDEC Pharmaceuticals Corp.               220(a)        41,704
   Invitrogen Corp.                         510(a)        44,051
   King Pharmaceuticals, Inc.             1,330(a)        68,744
   Millenium Pharmaceuticals, Inc.          430(a)        26,606
   Watson Pharmaceuticals, Inc.           1,340(a)        68,591

                                                         332,712
Electric Services (2.13%)
   Calpine Corp.                          1,550(a)        69,847
   Southern Energy, Inc.                  1,310(a)        37,089
                                                         106,936
Electrical Industrial Apparatus (0.56%)
   Capstone Turbine Corp.                 1,000(a)        28,000

Electronic Components &
Accessories (9.89%)
   Alpha Industries, Inc.                   560(a)        20,720
   Applied Micro Circuits Corp.           1,620(a)       121,576
   Avanex Corp.                             570(a)        33,951
   Celestica, Inc.                          500(a)        27,125
   Cree, Inc.                               930(a)        33,044
   Globespan, Inc.                        1,400(a)        38,500
   Power-One, Inc.                          570(a)        22,408
   QLogic Corp.                             510(a)        39,270
   Transwitch Corp.                       1,510(a)        59,079
   Triquint Semiconductor, Inc.              890(a)       38,882
   Vitesse Semiconductor Corp.            1,140(a)        63,056

                                                         497,611
Family Clothing Stores (0.49%)
   American Eagle Outfitters, Inc.          580(a)        24,505

Grain Mill Products (1.29%)
   General Mills, Inc.                      860           38,324
   Ralston-Ralston Purina Group           1,020           26,647

                                                          64,971
Groceries & Related Products (0.51%)
   Suiza Foods Corp.                        530(a)        25,440

Health & Allied Services, NEC (0.68%)
   HEALTHSOUTH Corp.                      2,100(a)        34,256
Hospitals (2.01%)
   Tenet Healthcare Corp.                 1,470           65,323
   Universal Health Services,
        Inc., Class B                       320(a)        35,760

                                                         101,083
Insurance Agents, Brokers &
Services (1.08%)
   Express Scripts, Inc.                    530(a)    $   54,193

Machinery, Equipment & Supplies (0.71%)
   National Oilwell, Inc.                   920(a)        35,593

Management & Public Relations (0.67%)
   PerkinElmer, Inc.                        320           33,600

Measuring & Controlling Devices (6.71%)
   Allergan, Inc.                           720           69,705
   Applera Corp.-Applied Biosystems Group 1,130(a)       106,291
   Tektronix, Inc.                          700(a)        23,581
   Thermo Electron Corp.                  1,640(a)        48,790
   Waters Corp.                           1,070(a)        89,345

                                                         337,712
Medical & Dental Laboratories (0.99%)
   Quest Diagnostics, Inc.                  350(a)        49,700

Medical Instruments & Supplies (1.23%)
   St. Jude Medical, Inc.                 1,010(a)        62,052

Medical Services & Health
Insurance (0.68%)
   UnitedHealth Group, Inc.                 560           34,370

Miscellaneous Business Services (1.93%)
   Concord EFS, Inc.                      1,240(a)        54,482
   eBay, Inc.                             1,290(a)        42,570

                                                          97,052
Miscellaneous Converted Paper
Products (0.47%)
   Avery Dennison Corp.                     430(a)        23,596

Miscellaneous Food & Kindred
Products (1.20%)
   Starbucks Corp.                        1,370(a)        60,622

Miscellaneous Investing (0.43%)
   Starwood Hotels & Resorts
     Worldwide, Inc.                        610           21,503

Miscellaneous Shopping Goods
Stores (0.92%)
   Barnes & Noble, Inc.                   1,750(a)        46,375

Motorcycles, Bicycles & Parts (1.15%)
   Harley Davidson, Inc.                  1,460           58,035

Oil & Gas Field Services (2.04%)
   BJ Services Co.                          800(a)        55,100
   Nabors Industries, Inc.                  800(a)        47,320

                                                         102,420
Professional & Commercial
Equipment (0.51%)
   Apogent Technologies Inc.              1,250(a)        25,625

Radio & Television Broadcasting (0.44%)
   Time Warner Telecom, Inc., Class A       350(a)        22,203

Radio, Television & Computer
Stores (0.88%)
   RadioShack Corp.                       1,040           44,525

Savings Institutions (0.53%)
   Charter One Financial, Inc.              930           26,854

Search & Navigation Equipment (0.40%)
   Anaren Microwave, Inc.                   300(a)        20,156

Security & Commodity Services (0.99%)
   Federated Investors, Inc., Class B       750           21,844
   Waddell & Reed Financial, Inc.           750           28,219

                                                          50,063
Security Brokers & Dealers (0.36%)
   Lehman Brothers Holdings, Inc.              270        18,259

Soap, Cleaners & Toilet Goods (0.48%)
   Ecolab, Inc.                             560           24,185

Telephone Communication (3.33%)
   McLeodUSA, Inc.                        1,550(a)        21,894
   Redback Networks, Inc.                 1,710(a)        70,110
   Research In Motion                       410(a)        32,800
   Western Wireless Corp.                   520           20,377
   Wireless Facilities, Inc.                610(a)        22,113

                                                         167,294
Vocational Schools (0.62%)
   Apollo Group, Inc.                       630(a)        30,988

Water Transportation Services (0.39%)
   Tidewater, Inc.                          440           19,525

Women's Clothing Stores (0.48%)
   Talbots, Inc.                            530           24,181


           Total Portfolio Investments (91.23%)        4,589,537

Cash and receivables, net of liabilities (8.77%)         441,083


                     Total Net Assets (100.00%)        $5,030,620



(a) Non-income producing security - No dividend paid during the past twelve months.

MIDCAP VALUE ACCOUNT



Common Stocks (94.77%)

Air Transportation, Scheduled (2.06%)
   Continental Airlines, Inc.             1,600(a)    $   82,600
   Southwest Airlines Co.                 2,300           77,119

                                                         159,719
Aircraft & Parts (1.41%)
   General Dynamics Corp.                 1,400          109,200

Cable & Other Pay TV Services (0.77%)
   Cablevision Systems Corp., Class A       700(a)        59,456

Combination Utility Services (1.89%)
   Entergy Corp.                          1,700           71,931
   Utilicorp United, Inc.                 2,400           74,400

                                                         146,331
Commercial Banks (3.05%)
   M & T Bank Corp.                       1,600          108,800
   Mercantile Bankshares Corp.              800           34,550
   Southtrust Corp.                       1,300           52,894
   Valley National Bancorp.               1,200           39,975

                                                         236,219
Communications Equipment (0.60%)
   Sensormatic Electronics Corp.           2,300(a)       46,144

Computer & Data Processing (5.53%)
   Cadence Design Systems, Inc.           1,800(a)        49,500
   ChoicePoint, Inc.                      2,100(a)       137,681
   Citrix Systems, Inc.                   2,500(a)        56,250
   DST Systems, Inc.                        800(a)        53,600
   Mentor Graphics Corp.                  2,700(a)        74,081
   Sungard Data Systems, Inc.             1,200(a)        56,550

                                                         427,662
Computer & Office Equipment (1.08%)
   NCR Corp.                              1,700(a)        83,513

Crude Petroleum & Natural Gas (7.20%)
   Anadarko Petroleum Co.                   800           56,864
   Apache Corp.                           1,300           91,081
   Burlington Resources, Inc.             1,600           80,800
   Cross Timbers Oil Co.                  2,800           77,700
   EOG Resources, Inc.                    2,000          109,375
   Gulf Canada Resources Ltd.             7,300(a)        36,956
   Louis Dreyfus Natural Gas Corp.        1,000(a)        45,813
   USX-Marathon Group, Inc.               2,100           58,275

                                                         556,864
Cutlery, Handtools & Hardware (0.97%)
   Danaher Corp.                          1,100           75,213

Department Stores (0.72%)
   Federated Department Stores, Inc.      1,600(a)        56,000

Drug Stores & Proprietary Stores (1.29%)
   Omnicare, Inc.                         4,600           99,475

Drugs (0.83%)
   Charles River Laboratories
     International, Inc.                  1,700(a)        46,537
   Genzyme Corp.                            200(a)        17,988

                                                          64,525
Drugs, Proprietaries & Sundries (1.12%)
   Bergen Brunswig Corp.                  5,500       $   87,065

Electric Lighting & Wiring
Equipment (0.83%)
   Cooper Industries, Inc.                1,400           64,313

Electric Services (6.03%)
   American Electric Power Co., Inc.      1,600           74,400
   Dominion Resources, Inc.               1,200           80,400
   DPL, Inc.                              2,400           79,650
   Exelon Corp.                           2,250          157,972
   Teco Energy, Inc.                      2,300           74,463

                                                         466,885
Electrical Goods (0.63%)
   Arrow Electronic, Inc.                 1,700(a)        48,663

Fabricated Rubber Products, NEC (0.55%)
   Weatherford International, Inc.          900(a)        42,525

Fire, Marine & Casualty Insurance (3.32%)
   Allmerica Financial Corp.              1,400          101,500
   Loews Corp.                            1,500          155,344

                                                         256,844
Gas Production & Distribution (0.54%)
   Kinder Morgan, Inc.                      800           41,750

General Industrial Machinery (0.63%)
   Pall Corp.                             2,300           49,019

Hospitals (2.39%)
   Health Management Association, Inc.    4,400(a)        91,300
   Tenet Healthcare Corp.                 2,100           93,319

                                                         184,619
Household Audio & Video
Equipment (0.38%)
   Harman International Industries, Inc.    800           29,200

Industrial Inorganic Chemicals (0.64%)
   Air Products & Chemicals, Inc.         1,200           49,200

Life Insurance (2.39%)
   John Hancock Financial Services, Inc.  2,400           90,300
   Metlife, Inc.                          2,700           94,500

                                                         184,800
Lumber & Construction Materials (0.92%)
   Crane Co.                              2,500           71,094

Management & Public Relations (1.15%)
   Dun & Bradstreet Corp.                 3,450(a)        89,269

Measuring & Controlling Devices (3.54%)
   Beckman Coulter, Inc.                  1,400           58,713
   KLA-Tencor Corp.                       1,200(a)        40,425
   Teradyne, Inc.                         1,900 (a)       70,775
   Thermo Electron Corp.                  3,500 (a)      104,125

                                                         274,038
Medical Services & Health
Insurance (1.18%)
   Aon Corp.                              1,500           51,375
   Wellpoint Health Networks, Inc.          350(a)        40,338

                                                          91,713

Millwork, Plywood & Structural
Members (0.76%)
   Georgia-Pacific Group                  1,900       $   59,138

Miscellaneous Business Services (0.77%)
   Iron Mountain, Inc.                    1,600(a)        59,400

Miscellaneous Chemical Products (0.89%)
   Cabot Corp.                            2,600           68,575

Miscellaneous Investing (1.93%)
   Boston Properties, Inc.                1,700           73,950
   Equity Office Properties Trust         2,300           75,038

                                                         148,988
Miscellaneous Personal Services (1.02%)
   H&R Block, Inc.                        1,900           78,613

Miscellaneous Shopping Goods
Stores (1.20%)
   Barnes & Noble, Inc.                   1,900(a)        50,350
   Staples, Inc.                          3,600(a)        42,525

                                                          92,875
Miscellaneous Transportation
Equipment (1.57%)
   FMC Corp.                              1,700(a)       121,863

Mortgage Bankers & Brokers (2.25%)
   Countrywide Credit Industries, Inc.    2,300(a)       115,575
   IndyMac Bancorp., Inc.                 2,000(a)        59,000

                                                         174,575
Newspapers (2.46%)
   A.H. Belo Corp.                        5,600           89,600
   E.W. Scripps Co.                       1,600          100,600

                                                         190,200
Operative Builders (1.26%)
   Lennar Corp.                           2,700           97,875

Opthalmic Goods (0.52%)
   Bausch & Lomb, Inc.                    1,000           40,438

Paper Mills (0.44%)
   Bowater, Inc.                            600           33,825

Petroleum Refining (1.63%)
   Coastal Corp.                          1,000           88,313
   Lyondell Petrochemical Co.             2,500           38,281

                                                         126,594
Plastic Materials & Synthetics (0.52%)
   Cytec Industries, Inc.                 1,000(a)        39,938

Public Building & Related
Furniture (1.41%)
   Lear Corp.                             4,400(a)       109,175

Railroads (1.21%)
   Burlington Northern Santa Fe Corp.     3,300           93,431

Rental of Railroad Cars (1.61%)
   GATX Corp.                             2,500       $  124,688

Research & Testing Services (1.06%)
   Moody's Corp.                          3,200           82,200

Retail Stores, NEC (0.98%)
   Costco Wholesale Corp.                 1,900(a)        75,881

Sanitary Services (1.83%)
   Waste Management, Inc.                 5,100          141,525

Savings Institutions (4.62%)
   Astoria Financial Corp.                1,100           59,744
   Dime Bancorp, Inc.                     3,600          106,425
   Golden State Bancorp, Inc.             2,000           62,875
   Golden West Financial Corp.            1,300           87,750
   Greenpoint Financial Corp.             1,000           40,937

                                                         357,731
Search & Navigation Equipment (0.45%)
   Raytheon Co.                           1,200           34,800

Security & Commodity Services (0.83%)
   Federated Investors, Inc., Class B     2,200           64,075

Security Brokers & Dealers (1.16%)
   Edwards (A.G.), Inc.                     900           42,694
   Lehman Brothers Holdings, Inc.           700           47,337

                                                          90,031
Soap, Cleaners & Toilet Goods (0.95%)
   Carter-Wallace, Inc.                   2,200           73,425

Sugar & Confectionery Products (1.41%)
   Hershey Foods Corp.                      800           51,500
   Wrigley (Wm.) Jr. Co.                    600           57,488

                                                         108,988
Surety Insurance (4.44%)
   Ace Ltd.                               2,300           97,606
   Ambac Financial Group, Inc.            1,100           64,144
   MBIA, Inc.                               800           59,300
   XL Capital Ltd., Class A               1,400          122,325

                                                         343,375
Telephone Communication (0.97%)
   Broadwing, Inc.                        3,300(a)        75,281

Water Transportation of Passengers (0.52%)
   Carnival Corp.                         1,300           40,056

Water Transportation Services (0.46%)
   Tidewater, Inc.                          800           35,500


           Total Portfolio Investments (94.77%)        7,334,377

Cash and receivables, net of liabilities (5.23%)         404,860


                     Total Net Assets (100.00%)       $7,739,237



(a) Non-income producing security - No dividend paid during the past twelve months.

MONEY MARKET ACCOUNT


                                       Principal
                                        Amount          Value

Commercial Paper (87.04%)

Asset Backed Securities (19.38%)
   CXC Inc.;
     6.68%; 1/4/2001                  $ 550,000      $   549,490
     6.50%; 2/16/2001                   500,000          495,667
     6.35%; 2/21/2001                   750,000          742,989
     6.35%; 3/6/2001                    750,000          741,269
     6.35%; 3/16/2001                   700,000          690,616
     6.20%; 3/28/2001                   700,000          689,391
   Corporate Asset Funding Co.;
     6.55%; 1/16/2001                   750,000          747,680
     6.50%; 2/7/2001                    750,000          744,719
   Corporate Receivables Corp.;
     6.52%; 1/24/2001                   500,000          497,736
     6.50%; 2/5/2001                    500,000          496,660
     6.48%; 2/12/2001                   500,000          496,040
     6.50%; 2/21/2001                   500,000          495,215
     5.97%; 6/19/2001                   750,000          728,732
   Quincy Capital Corp.;
     6.66%; 1/2/2001                    600,000          599,667
     6.80%; 1/4/2001                    351,000          350,668
     6.60%; 1/5/2001                    625,000          624,311
     6.61%; 1/8/2001                    500,000          499,174
     6.60%; 1/10/2001                   490,000          489,012
     6.62%; 1/10/2001                   368,000          367,256
     6.57%; 1/12/2001                   691,000          689,356
     6.59%; 1/26/2001                   480,000          477,628
     6.54%; 1/31/2001                   660,000          656,163
     6.56%; 2/16/2001                   500,000          495,627
   Receivables Capital Corp.;
     6.59%; 1/5/2001                    750,000          749,176
     6.54%; 1/24/2001                   650,000          647,052
     6.52%; 2/14/2001                 1,000,000          991,669
     6.47%; 2/16/2001                   515,000          510,557
     6.40%; 5/2/2001                    500,000          489,067
   Sheffield Receivables Corp.;
     6.58%; 1/22/2001                   500,000          497,898
     6.57%; 1/31/2001                   315,000          313,160
   Windmill Funding Corp.;
     6.68%; 1/2/2001                    500,000          499,722
     6.61%; 1/2/2001                    500,000          499,725
     6.60%; 1/3/2001                    500,000          499,633
     6.68%; 1/3/2001                    675,000          674,500
     6.65%; 1/4/2001                    500,000          499,538
     6.65%; 1/8/2001                    500,000          499,169
     6.58%; 1/11/2001                   500,000          498,903
     6.61%; 1/17/2001                   500,000          498,348
     6.50%; 2/1/2001                    500,000          497,021

                                                      22,230,204
Business Credit Institutions (7.77%)
   American Express Credit Corp.;
     6.30%; 7/20/2001                   400,000          385,860
   Deere (John) BV;
     6.57%; 1/11/2001                   580,000          578,730
     6.57%; 1/12/2001                   583,000          581,617
     6.56%; 1/22/2001                   610,000          607,443
     6.53%; 1/23/2001                   465,000          462,976
     6.50%; 2/6/2001                    500,000          496,569
     6.48%; 2/8/2001                  1,000,000          992,800
   Deere (John) Bank S.A.;
     6.48%; 3/9/2001                  $ 800,000      $   790,064
     6.36%; 3/14/2001                   540,000          531,796
     6.32%; 3/23/2001                   700,000          688,448
   Deere (John) Capital Corp.;
     6.57%; 1/16/2001                   700,000          697,828
     6.56%; 1/18/2001                   600,000          597,923
   Deere (John) Credit Ltd.;
     6.55%; 1/8/2001                    500,000          499,181
     6.55%; 1/9/2001                    500,000          499,090
   General Electric Capital Corp.;
     6.57%; 1/17/2001                   500,000          498,357

                                                       8,908,682
Chemicals & Allied Products (1.59%)
   Sinochem American CP Inc.;
     6.54%; 2/5/2001                    600,000          595,967
     6.48%; 3/5/2001                    500,000          494,150
     6.18%; 3/29/2001                   750,000          738,541

                                                       1,828,658
Commercial Banks (4.35%)
   Bank of America Corp.;
     6.39%; 5/11/2001                   750,000          732,427
   Bank One NA;
     7.43%; 5/25/2001                   750,000          750,000
     7.45%; 5/31/2001                   250,000          250,000
   Bank One Corp.;
     6.50%; 2/28/2001                 1,000,000          989,167
   J. P. Morgan & Co. Inc.;
     6.36%; 3/13/2001                 1,000,000          987,103
     6.17%; 3/28/2001                   545,000          536,780
   Wells Fargo & Co.;
     6.50%; 2/1/2001                    750,000          745,531

                                                       4,991,008
Commodity Contracts Brokers,
Dealers (0.30%)
   Louis Dreyfus Corp.;
     6.56%; 1/26/2001                   350,000          348,278

Consumer Products (2.51%)
   Philip Morris Cos. Inc.;
     6.70%; 1/9/2001                    535,000          534,004
     6.63%; 1/31/2001                   430,000          427,466
     6.36%; 3/1/2001                    650,000          642,995
     6.41%; 3/6/2001                    545,000          538,595
     6.34%; 4/12/2001                   750,000          736,395

                                                       2,879,455
Crude Petroleum & Natural Gas (2.95%)
   Chevron U.K. Investment PLC;
     6.53%; 1/8/2001                    500,000          499,184
     6.55%; 1/18/2001                 1,000,000          996,543
     6.36%; 3/13/2001                   700,000          690,972
     6.40%; 3/21/2001                   670,000          660,352
     6.43%; 3/26/2001                   550,000          541,552

                                                       3,388,603
Crushed & Broken Stone (1.70%)
   Vulcan Materials Co.;
     6.57%; 1/31/2001                   625,000          621,350
     6.47%; 2/23/2001                   500,000          495,058
     6.30%; 3/20/2001                   840,000          828,240

                                                       1,944,648
Electric Services (8.89%)
   Alliant Energy Corp.;
     6.58%; 2/9/2001                  $ 600,000      $   595,504
     6.51%; 2/13/2001                   600,000          595,117
     6.35%; 2/20/2001                   500,000          495,414
     6.35%; 3/2/2001                    600,000          593,438
     6.40%; 3/7/2001                    520,000          513,806
   Duke Energy Corp.;
     6.42%; 2/12/2001                   475,000          471,273
   Florida Power Co.;
     6.58%; 1/19/2001                   650,000          647,624
     6.63%; 1/23/2001                   415,000          413,166
   Southern California Edison;
     6.56%; 1/10/2001                   750,000          748,499
   Teco Finance, Inc.;
     6.63%; 1/9/2001                    575,000          573,941
     6.62%; 1/26/2001                   500,000          497,518
     6.59%; 2/5/2001                    700,000          695,259
     6.59%; 2/7/2001                    700,000          695,003
     6.52%; 2/26/2001                   750,000          742,122
     6.52%; 3/5/2001                    500,000          494,114
     6.51%; 3/12/2001                   700,000          690,886
     6.38%; 3/16/2001                   750,000          739,898

                                                      10,202,582
Farm & Garden Machinery (0.64%)
   Caterpillar Financial Services Corp.;
     6.44%; 4/5/2001                    750,000          737,120

Federal & Federally Sponsored
Credit (0.60%)
   Private Export Funding Corp.;
     6.34%; 3/15/2001                   700,000          690,754

Foreign Banks, Branches &
Agencies (0.43%)
   Deutsche Bank Financial, Inc.;
     6.52%; 2/12/2001                   500,000          496,016

Gas Production & Distribution (1.73%)
   Indiana Gas Company, Inc.;
     6.56%; 1/4/2001                    745,000          744,321
     6.53%; 1/26/2001                   500,000          497,551
     6.40%; 3/8/2001                    750,000          740,933

                                                       1,982,805
General Industrial Machinery (2.44%)
   Dover Corp.;
     6.46%; 2/14/2001                   600,000          595,055
     6.50%; 2/15/2001                   700,000          694,060
     6.46%; 2/22/2001                   520,000          514,961
     6.40%; 2/28/2001                 1,000,000          989,333

                                                       2,793,409
Guided Missiles, Space Vehicles &
Parts (0.51%)
   Rockwell International Corp.;
     6.47%; 3/1/2001                    595,000          588,477

Investment Offices (0.87%)
   Morgan Stanley Group, Inc.;
     6.65%; 1/3/2001                  $ 500,000      $   499,631
     6.70%; 1/3/2001                    500,000          499,628

                                                         999,259
Life Insurance (0.43%)
   American General Corp.;
     6.49%; 1/25/2001                   500,000          497,656

Meat Products (0.60%)
   H.J. Heinz Co.;
     6.30%; 3/2/2001                    700,000          692,405

Miscellaneous Amusement, Recreation
Service (0.73%)
   Walt Disney Co.;
     6.25%; 4/19/2001                   850,000          833,767

Miscellaneous Chemical Products (0.84%)
   Equitable Resources Inc.;
     6.55%; 1/17/2001                   500,000          498,362
   SBC Communications Inc.;
     6.42%; 2/9/2001                    464,000          460,607

                                                         958,969
Miscellaneous Electrical Equipment &
Supplies (1.23%)
   Motorola, Inc.;
     6.43%; 3/16/2001                   467,000          460,661
   Peacock Funding Corp.;
     6.65%; 1/5/2001                    500,000          499,446
     6.60%; 2/2/2001                    450,000          447,195

                                                       1,407,302
Miscellaneous Investing (2.67%)
   Delaware Funding Corp.;
     6.55%; 1/25/2001                   350,000          348,344
     6.60%; 1/29/2001                   420,000          417,690
     6.54%; 1/30/2001                   635,000          631,424
     6.42%; 2/6/2001                    680,000          675,392
     6.45%; 2/13/2001                   500,000          495,969
     6.38%; 2/23/2001                   500,000          495,126

                                                       3,063,945
Motor Vehicles & Equipment (1.87%)
   Daimler Chrysler North American HDTC;
     6.64%; 1/18/2001                   450,000          448,423
     6.51%; 2/6/2001                    910,000          903,747
   Paccar Financial Corp.;
     6.23%; 3/26/2001                   800,000          788,094

                                                       2,140,264
Newspapers (0.35%)
   Gannett Co.;
     6.48%; 2/9/2001                    400,000          397,048

Personal Credit Institutions (9.59%)
   American General Finance Corp.;
     6.51%; 2/9/2001                    500,000          496,293
   Associates Corp. of North America.;
     6.53%; 1/22/2001                 1,010,000        1,005,786
   Commoloco, Inc.;
     6.58%; 1/10/2001                   500,000          498,995
     6.60%; 1/19/2001                 1,000,000          996,333
     6.61%; 1/29/2001                   685,000          681,227
     6.52%; 2/14/2001                   300,000          297,501
     6.47%; 3/5/2001                    500,000          494,159
     6.48%; 3/22/2001                 $ 515,000      $   507,399
     6.48%; 4/6/2001                    600,000          589,524
     5.97%; 6/21/2001                   400,000          388,524
     6.36%; 7/12/2001                   400,000          386,291
   General Motors Acceptance Corp.;
     6.54%; 1/17/2001                   695,000          692,727
   Household Finance Corp.;
     6.56%; 1/19/2001                   280,000          278,980
     6.54%; 1/23/2001                 1,190,000        1,184,812
   Wells Fargo Financial, Inc.;
     6.52%; 1/25/2001                   660,000          656,892
     6.58%; 1/25/2001                   500,000          497,624
     6.52%; 1/29/2001                   700,000          696,197
     6.51%; 1/30/2001                   650,000          646,356

                                                      10,995,620
Petroleum Refining (1.13%)
   Equilon Enterprises LLC;
     6.56%; 1/9/2001                    700,000          698,724
     6.37%; 2/26/2001                   600,000          593,842

                                                       1,292,566
Security Brokers & Dealers (6.68%)
   Bear Stearns Cos., Inc.;
     6.54%; 1/11/2001                 1,000,000          997,820
     6.54%; 1/26/2001                   500,000          497,547
     6.25%; 3/27/2001                   600,000          590,938
   Merrill Lynch & Co., Inc.;
     6.55%; 1/12/2001                 1,000,000          997,635
     6.50%; 2/28/2001                   500,000          494,583
   Salomon Smith Barney Holdings, Inc.;
     6.62%; 1/5/2001                    500,000          499,448
     6.54%; 1/30/2001                   700,000          696,058
     6.52%; 2/2/2001                    860,000          854,704
     6.52%; 2/8/2001                    700,000          694,929
     6.53%; 2/8/2001                    600,000          595,647
     6.36%; 3/2/2001                    750,000          741,785

                                                       7,661,094
Telephone Communication (4.26%)
   AT&T Corp.;
     7.27%; 6/14/2001                   500,000          500,000
     7.09%; 7/13/2001                   250,000          250,000
   Verizon Global Funding;
     6.60%; 1/16/2001                   650,000          647,974
     6.60%; 1/24/2001                   700,000          696,792
     6.50%; 2/2/2001                    800,000          795,089
     6.48%; 2/7/2001                    600,000          595,788
   Verizon Network Funding;
     6.42%; 2/21/2001                   715,000          708,242
     6.43%; 2/22/2001                   700,000          693,249

                                                       4,887,134


                         Total Commercial Paper       99,837,728

Bonds (9.07%)

Business Credit Institutions (1.78%)
   CIT Group Holdings, Inc. Notes;
     5.80%; 2/26/2001                   250,000          249,630
     6.00%; 5/8/2001                    350,000          348,510
   General Electric Capital Corp. Notes;
     8.38%; 3/1/2001                    100,000          100,251
     6.35%; 9/15/2001                   345,000          343,971
   John Deere Credit Group PLC Senior
     Notes; 7.14%; 6/20/2001            300,000          299,946
   International Lease Finance Corp.
     Debentures; 8.88%; 4/15/2001     $ 500,000      $   502,732
     Notes; 6.88%; 5/1/2001             200,000          199,947

                                                       2,044,987
Commercial Banks (0.61%)
   Bank One, NA Notes;
     6.59%; 11/28/2001                  450,000          450,000
   Wells Fargo & Co. Notes;
     5.63%; 2/5/2001                    250,000          249,697

                                                         699,697
Construction & Related Machinery (0.22%)
   Caterpillar Financial Services Corp. Notes;
     5.47%; 9/12/2001                   250,000          247,981

Department Stores (1.05%)
   Wal-Mart Stores, Inc. Notes;
     8.63%; 4/1/2001                    450,000          451,595
     5.96%; 6/1/2001                    750,000          745,775

                                                       1,197,370
Miscellaneous Converted Paper
Products (0.22%)
   Kimberly Clark Corp. Notes;
     8.63%; 5/1/2001                    250,000          251,378

Motion Picture Production &
Services (0.29%)
   Walt Disney Co. Senior Notes;
     6.38%; 3/30/2001                   335,000          334,718

Personal Credit Institutions (3.62%)
   Associates Corp. of North America
     Senior Notes;
     5.60%; 1/15/2001                   210,000          209,888
     6.63%; 5/15/2001                   364,000          363,730
     6.75%; 7/15/2001                   500,000          499,334
   Ford Motor Credit Co. Notes.;
     7.00%; 9/25/2001                   840,000          841,605
     5.13%; 10/15/2001                  400,000          395,254
   General Motors Acceptance Corp.
     Notes; 5.63%; 2/15/2001            550,000          549,190
     5.80%; 2/23/2001                   200,000          199,724
     5.95%; 4/20/2001                   500,000          498,789
     5.50%; 1/14/2002                   500,000          497,190
   Wells Fargo Financial, Inc. Senior Notes;
     6.20%; 2/15/2001                   100,000           99,932

                                                       4,154,636
Security Brokers & Dealers (0.41%)
   Merrill Lynch & Co., Inc. Notes;
     6.00%; 3/1/2001                    175,000          174,746
   Morgan Stanley Dean Witter & Co., Notes;
     5.75%; 5/8/2000                    300,000          299,490

                                                         474,236
Telephone Communication (0.87%)
   Verizon Global Funding Notes;
     6.61%; 12/15/2001                1,000,000          999,748


                                    Total Bonds       10,404,751


           Total Portfolio Investments (96.11%)      110,242,479

Cash and receivables, net of liabilities (3.89%)       4,467,346


                     Total Net Assets (100.00%)     $114,709,825


REAL ESTATE ACCOUNT

Common Stocks (97.17%)

Apartment REITs (25.26%)
   Apartment Investment & Management Co. 15,000          749,063
   Archstone Communities Trust           25,150          647,612
   Avalonbay Communities, Inc.           14,000          701,750
   BRE Properties, Inc.                  13,800          437,287
   Charles E. Smith Residential
      Realty, Inc.                        9,850          462,950
   Equity Residential Properties Trust   16,500          912,656
   Essex Property Trust, Inc.             8,200          448,950

                                                       4,360,268
Diversified REITs (4.54%)
   Cousins Properties, Inc.              16,000          447,000
   Vornado Realty Trust                   8,800          337,150

                                                         784,150
Factory REITs (0.30%)
   Chelsea GCA Realty, Inc.               1,400           51,625

Hotel REITs (4.77%)
   Hospitality Properties Trust           8,800          199,100
   LaSalle Hotel Properties              13,200          200,475
   MeriStar Hospitality Corp.            14,200          279,562
   Starwood Hotels & Resorts
     Worldwide, Inc.                      4,100          144,525

                                                         823,662
Mall REITs (7.46%)
   CBL & Associates Properties, Inc.     13,600          344,250
   General Growth Properties, Inc.       14,500          524,719
   Simon Property Group, Inc.            17,400          417,600

                                                       1,286,569
Manufactured Housing REITs (0.28%)
   Chateau Communities, Inc.              1,564           47,604
Office & Industrial REITs (45.79%)
   AMB Property Corp.                    24,800          640,150
   Arden Realty Group, Inc.              18,700          469,838
   Bedford Property Investors             9,000          182,250
   Boston Properties, Inc.               14,200          617,700
   Carramerica Realty Corp.              17,200          538,575
   CenterPoint Properties Corp.           8,000          378,000
   Duke-Weeks Realty Corp.               22,100          544,213
   Equity Office Properties Trust        34,695        1,131,924
   First Industrial Realty Trust, Inc.    9,400          319,600
   Kilroy Realty Corp.                   18,600          531,262
   Liberty Property Trust                11,900          339,894
   Mission West Properties, Inc.         15,200          210,900
   Prologis Trust                        22,080          491,280
   Reckson Associates Realty
       Corp., Class B                     9,411          255,856
   Reckson Associates Realty Corp.        8,800          220,550
   SL Green Realty Corp.                 12,400          347,200
   Spieker Properties, Inc.              13,650          684,206

                                                       7,903,398
Self Storage REITs (0.90%)
   Public Storage, Inc.                   6,400          155,600

Shopping Center REITs (7.87%)
   First Washington Realty Trust, Inc.    6,200          160,038
   JDN Realty Corp.                      12,500          132,031
   Kimco Realty Corp.                    13,200          583,275
   Pan Pacific Retail Properties, Inc.   16,300          363,694
   Weingarten Realty Investors            2,742          119,963

                                                       1,359,001


                            Total Common Stocks       16,771,877

                                       Principal
                                        Amount          Value


Commercial Paper (4.76%)

Personal Credit Institutions (4.76%)
   Investment in Joint Trading Account,
     Household Finance Corp.;
     6.50%; 1/2/2001                   $822,800       $  822,800


          Total Portfolio Investments (101.93%)       17,594,677

Liabilities, net of cash and receivables (-1.93%)       (333,695)



                     Total Net Assets (100.00%)      $17,260,982


SMALLCAP ACCOUNT

                                        Shares
                                         Held           Value

Common Stocks (96.17%)

Advertising (0.68%)
   R.H. Donnelley Corp.                   8,400(a)    $  204,225

Air Transportation, Scheduled (2.38%)
   Airtran Holdings, Inc.                44,703(a)       324,097
   Skywest, Inc.                         13,536          389,160

                                                         713,257
Apparel, Piece Goods & Notions (0.49%)
   Men's Wearhouse, Inc.                  5,391(a)       146,905

Beverages (0.86%)
   Constellation Brands, Inc.             4,400(a)       258,500

Blast Furnace & Basic Steel Products (1.18%)
   Allegheny Technologies, Inc.          10,300          163,513
   Quanex Corp.                           9,400          189,175

                                                         352,688
Books (0.54%)
   Banta Corp.                            6,400          162,688

Business Credit Institutions (0.44%)
   ePlus, Inc.                           11,498(a)       130,790

Cable & Other Pay TV Services (0.55%)
   Comcast Corp., Class A                 3,755(a)       155,128
   Mediacom Communications Corp.            615(a)        10,570

                                                         165,698
Commercial Banks (4.31%)
   Centura Banks, Inc.                    5,600          270,200
   Colonial BancGroup, Inc.              16,600          178,450
   Community First Bankshare, Inc.        9,600          181,200
   Cullen/Frost Bankers, Inc.             5,300          221,606
   First Midwest Bancorp, Inc.            4,400          126,500
   Mercantile Bankshares Corp.            2,500          107,969
   Provident Bankshares Corp.             5,500          114,812
   United Bankshares, Inc.                4,300           91,375

                                                       1,292,112
Communications Equipment (3.66%)
   Aspect Communications Corp.           13,995(a)       112,616
   Efficient Networks, Inc.               5,560(a)        74,365
   Inet Technologies, Inc.               12,410(a)       502,605
   Metricom, Inc.                        11,914(a)       119,885
   Natural Microsytems Corp.             19,946(a)       196,967
   Turnstone Systems, Inc.               12,376(a)        92,046

                                                       1,098,484
Communications Services, NEC (0.89%)
   ITC Deltacom, Inc.                    38,742(a)       208,844
   Spectrasite Holdings, Inc.             4,500(a)        59,625

                                                         268,469
Computer & Data Processing Services (8.81%)
   AVT Corp.                              7,582(a)        37,673
   BindView Dev. Corp.                   43,835(a)       412,323
   Ciber, Inc.                           13,350(a)        65,081
   Clarent Corp.                         13,287(a)       150,309
   Digex, Inc.                            4,845(a)       109,013
   F5 Networks, Inc.                      6,289(a)        59,745
   Homestore.com, Inc.                    7,430(a)       149,529
   Interactive Intelligence, Inc.         9,904(a)       238,934
   Internet Pictures Corp.               51,179(a)    $   49,580
   Matrixone, Inc.                        9,850(a)       179,147
   Metro Information Services, Inc.       6,246(a)        35,914
   Netpliance, Inc.                      44,718(a)        23,756
   Netscout Systems, Inc.                 2,630(a)        26,300
   Netsolve, Inc.                        28,432(a)       216,794
   Netzee, Inc.                          36,929(a)        13,848
   Progress Software Corp.                1,970(a)        28,442
   Quintus Corp.                         47,400(a)       140,719
   Razorfish, Inc.                       23,275(a)        37,822
   RealNetworks, Inc.                    10,025(a)        87,092
   SonicWall, Inc.                       11,634(a)       189,053
   The 3Do Company                       92,440(a)       242,655
   Take-Two Interactive Software, Inc.    3,300(a)        37,950
   THQ, Inc.                              2,795(a)        68,128
   WatchGuard Technologies, Inc.          1,405(a)        44,433

                                                       2,644,240
Computer & Office Equipment (0.25%)
   Black Box Corp.                          900(a)        43,481
   Paradyne Networks, Inc.               18,021(a)        32,663

                                                          76,144
Crude Petroleum & Natural Gas (1.51%)
   Cross Timbers Oil Co.                  7,900          219,225
   Noble Affiliates, Inc.                 5,100          234,600

                                                         453,825
Department Stores (0.47%)
   BJ's Wholesale Club, Inc.              3,700(a)       141,988

Drugs (3.80%)
   Matritech, Inc.                       21,000(a)        85,969
   Medicis Pharmaceutical Corp.             870(a)        51,439
   Sangstat Medical Corp.                17,122(a)       203,324
   SuperGen, Inc.                        27,553(a)       382,298
   Texas Biotechnology Corp.             13,450(a)       115,534
   Titan Pharmaceuticals, Inc.            5,000(a)       176,850
   Tularik, Inc.                          4,270(a)       125,698

                                                       1,141,112
Drugs, Proprietaries & Sundries (0.61%)
   Amerisource Health Corp., Class A      3,600(a)       181,800

Eating & Drinking Places (1.96%)
   Brinker International, Inc.            3,300(a)       139,425
   CEC Entertainment, Inc.                4,325(a)       147,591
   Papa John's International, Inc.        6,068(a)       135,013
   Rare Hospitality International, Inc.   7,400(a)       165,112

                                                         587,141
Electric Services (1.57%)
   Cleco Corp.                            4,500          246,375
   Idacorp, Inc.                          4,600          225,688

                                                         472,063
Electronic Components & Accessories (6.93%)
   Advanced Energy Industries             6,413(a)       144,292
   APW Ltd.                               7,231(a)       244,046
   ASM International NV                   5,699(a)        53,072
   Concord Communications, Inc.          12,514(a)       109,497
   Cree, Inc.                             5,102(a)       181,280
   Galileo Technology ADR                14,490(a)       195,615
   JNI Corp.                              3,610(a)        81,902
   Mattson Technology, Inc.              17,249(a)       177,880
   Mips Technologies Inc.,  Class A       1,795(a)        47,904
   Pemstar, Inc.                         15,702(a)       138,374
   Photronics, Inc.                      11,474(a)       268,922
   Plexus Corp.                           3,600(a)    $  109,406
   PLX Technology, Inc.                  16,931(a)       140,739
   Technitrol, Inc.                       2,205           90,681
   Varian Semiconductor Equipment
     Associates, Inc.                     4,086(a)        97,043

                                                       2,080,653
Engines & Turbines (0.50%)
   Briggs & Stratton Corp.                3,400          150,875

Fabricated Rubber Products, NEC (1.33%)
   Grant Prideco, Inc.                   18,170(a)       398,604

Family Clothing Stores (1.35%)
   Abercrombie & Fitch Co.                6,485(a)       129,700
   Pacific Sunwear of California, Inc.    5,143(a)       131,789
   Ross Stores, Inc.                      8,463          142,813

                                                         404,302
Footwear, Except Rubber (0.47%)
   Maxwell Shoe Company, Inc.            13,115          140,986

Gas Production & Distribution (2.26%)
   Peoples Energy Corp.                   7,800          349,050
   Piedmont Natural Gas Co., Inc.          8,600         328,413

                                                         677,463
General Industrial Machinery (2.52%)
   Applied Science & Technology, Inc.    24,310(a)       291,720
   Electroglas, Inc.                      7,100(a)       108,719
   Pentair, Inc.                         14,765          357,128

                                                         757,567
Health & Allied Services, NEC (1.45%)
   Lincare Holdings, Inc.                 3,745(a)       213,699
   Renal Care Group, Inc.                 8,105(a)       222,254

                                                         435,953
Horticultural Specialties (0.12%)
   Hines Horticulture, Inc.              13,316(a)        36,619

Household Appliances (0.53%)
   Maytag Corp.                           4,905          158,493

Household Audio & Video
Equipment (0.56%)
   Harman International Industries, Inc.  4,600          167,900

Iron Ores (0.87%)
   Stillwater Mining Co.                  6,600(a)       259,710

Life Insurance (1.07%)
   MONY Group, Inc.                       5,200          257,075
   Protective Life Corp.                  2,000           64,500

                                                         321,575
Machinery, Equipment & Supplies (0.50%)
   National Oilwell, Inc.                 3,880(a)       150,108

Measuring & Controlling Devices (2.26%)
   Integrated Measurement Systems, Inc.  14,361(a)       113,990
   LTX Corp.                             10,245(a)       132,705
   Roper Industries, Inc.                13,020          430,474

                                                         677,169
Meat Products (1.72%)
   Michael Foods, Inc.                   10,200          307,275
   Smithfield Foods, Inc.                 6,900(a)       209,760

                                                         517,035
Medical & Dental Laboratories (0.16%)
   Sybron Dental Specialties, Inc.        2,800(a)        47,250

Medical Instruments & Supplies (3.38%)
   DENTSPLY International, Inc.           3,500          136,937
   Focal, Inc.                            5,696(a)         6,408
   Intuitive Surgical, Inc.              57,271(a)       486,804
   Novoste Corp.                         13,972(a)       384,230

                                                       1,014,379
Medical Services & Health Insurance (1.41%)
   Health Net, Inc.                      16,148(a)       422,876

Men's & Boy's Clothing Stores (0.35%)
   Hot Topic, Inc.                        6,330(a)       104,049

Men's & Boys' Furnishings (1.14%)
   Quiksilver, Inc.                       8,125(a)       157,422
   Tommy Hilfiger Corp.                  18,827 (a)      184,740

                                                         342,162
Miscellaneous Converted Paper
Products (0.67%)
   Pactiv Corp.                          16,300(a)       201,713

Miscellaneous Investing (5.81%)
   CenterPoint Properties Corp.           6,100          288,225
   Charles E. Smith Residential
         Realty, Inc.                     4,900          230,300
   Chelsea GCA Realty, Inc.               2,300           84,813
   Cousins Properties, Inc.               7,500          209,531
   Essex Property Trust, Inc.             1,600           87,600
   First Industrial Realty Trust, Inc.    5,600          190,400
   Gables Residential Trust               3,000           84,000
   Home Properties of New York, Inc.      5,900          164,831
   Kilroy Realty Corp.                    7,800          222,788
   Reckson Associates Realty Corp.        7,200          180,450

                                                       1,742,938
Miscellaneous Manufacturers (1.01%)
   WMS Industries, Inc.                   8,900(a)       179,112
   Zomax, Inc.                           27,127(a)       123,767

                                                         302,879
Miscellaneous Plastics Products, NEC (1.03%)
   Entegris, Inc.                        41,171(a)       308,139

Miscellaneous Shopping Goods
Stores (0.60%)
   Zale Corp.                             6,170(a)       179,316

Miscellaneous Textile Goods (0.78%)
   Belden, Inc.                           9,200          233,450

Motor Vehicles & Equipment (0.51%)
   Modine Mfg. Co.                        7,400          153,550

Non-Store Retailers (0.13%)
   barnesandnoble.com, Inc.              29,074(a)        38,160

Oil & Gas Field Services (2.51%)
   Helmerich & Payne, Inc.                6,700       $  293,962
   Marine Drilling Co., Inc.              7,500(a)       200,625
   Pride International, Inc.             10,500(a)       258,563

                                                         753,150
Operative Builders (0.63%)
   Pulte Corp.                            4,500          189,844

Paper & Paper Products (0.49%)
   United Stationers, Inc.                6,100(a)       146,400

Paperboard Mills (0.75%)
   Packaging Corp. of America            13,900(a)       224,138

Personnel Supply Services (0.55%)
   Spherion Corp.                        14,500(a)       164,031

Professional & Commercial Equipment (0.57%)
   Apogent Technologies, Inc.             8,400(a)       172,200

Radio & Television Broadcasting (2.10%)
   Emmis Communications Corp.            12,150(a)       348,553
   Price Communications Corp.            16,837(a)       283,072

                                                         631,625
Research & Testing Services (0.71%)
   Regeneron Pharmaceuticals, Inc.          6,085(a)     214,591

Retail Stores, NEC (0.73%)
   Brookstone, Inc.                       8,353(a)       102,324
   The Children's Place Retail
        Stores, Inc.                      5,121(a)       103,700
   Zany Brainy, Inc.                     22,945(a)        12,190

                                                         218,214
Rubber & Plastics Footwear (0.63%)
   Vans, Inc.                            11,126(a)       188,447

Savings Institutions (1.37%)
   Astoria Financial Corp.                3,200          173,800
   Washington Federal, Inc.               8,300          236,031

                                                         409,831
Search & Navigation Equipment (0.22%)
   Orbital Sciences Corp.                15,700(a)        64,763

Security & Commodity Services (0.29%)
   Waddell & Reed Financial, Inc.          2,305          86,726

Shoe Stores (0.53%)
   Footstar, Inc.                         3,200(a)       158,400

Special Industry Machinery (3.56%)
   Axcelis Technologies, Inc             10,316(a)        91,554
   Brooks Automation, Inc.                5,226(a)       146,655
   Cymer, Inc.                            8,684(a)       223,477
   Metron Technology N.V.                40,645(a)       203,225
   PRI Automation, Inc.                   9,539(a)       178,856
   Varian Medical Systems, Inc.           3,300(a)       224,194

                                                       1,067,961
Telephone Communication (1.87%)
   Intermedia Communications, Inc.       30,133(a)       216,581
   RCN Corp.                             14,375(a)        90,742
   Teligent, Inc.                        23,921(a)        46,347
   Winstar Communications, Inc.          17,833(a)       208,423

                                                         562,093
Trucking & Courier Services, Except
Air (0.66%)
   Werner Enterprises, Inc.              11,700       $  198,900

Video Tape Rental (0.28%)
   Blockbuster, Inc., Class A            10,210           85,509

Watches, Clocks, Watchcases &
Parts (0.59%)
   Fossil, Inc.                          12,214(a)       176,912

Women's Clothing Stores (0.75%)
   AnnTaylor Stores Corp.                 3,936(a)        98,154
   Too, Inc.                             10,264(a)       128,300

                                                         226,454

                            Total Common Stocks       28,858,191


                                       Principal
                                        Amount          Value

Commercial Paper (1.52%)

Personal Credit Institutions (1.52%)
   Investment in Joint Trading Account,
        Household Finance Corp.;
        6.50%; 1/2/2001               $ 454,987       $  454,987


           Total Portfolio Investments (97.69%)       29,313,178

Cash and receivables, net of liabilities (2.31%)         693,316


                     Total Net Assets (100.00%)      $30,006,494


(a) Non-income producing security - No dividend paid during the past twelve months.

SMALLCAP GROWTH ACCOUNT


                                        Shares
                                         Held           Value



Common Stocks (93.47%)

Air Transportation, Scheduled (1.84%)
   Skywest, Inc.                         43,680       $1,255,800

Blast Furnace & Basic Steel Products (1.46%)
   Maverick Tube Corp.                   44,100(a)       997,763

Commercial Banks (3.13%)
   Investors Financial Services          13,550        1,165,300
   Silicon Valley Bancshares             28,280(a)       977,427

                                                       2,142,727
Communications Equipment (4.69%)
   DMC Stratex Networks, Inc.            33,180(a)       497,700
   Powerwave Technologies, Inc.          22,020(a)     1,288,170
   Proxim, Inc.                          15,060(a)       647,580
   Tollgrade Communications, Inc.        21,280(a)       776,720

                                                       3,210,170
Computer & Data Processing Services (13.88%)
   Agile Software Corp.                  26,920(a)     1,329,175
   Ariba, Inc.                            9,910(a)       532,663
   Documentum, Inc.                      19,800(a)       983,812
   Infospace.com, Inc.                   56,450(a)       499,230
   Liberate Technologies, Inc.           18,930(a)       257,921
   Macromedia, Inc.                       8,260(a)       501,795
   Mercury Interactive Corp.             15,290(a)     1,379,922
   Packeteer, Inc.                       38,130(a)       471,859
   RealNetworks, Inc.                    47,610(a)       413,612
   Retek, Inc.                           27,470(a)       669,581
   Sapient Corp.                         39,160(a)       467,472
   SmartForce PLC - ADR                  22,060(a)       828,629
   Support.com, Inc.                     35,760(a)       724,140
   Tricord Systems, Inc.                 52,740(a)       438,401

                                                       9,498,212
Crude Petroleum & Natural Gas (0.52%)
   Unit Corp.                            18,840(a)       356,782

Drugs (7.83%)
   Biocryst Pharmaceuticals, Inc.        45,070(a)       298,589
   Cor Therapeutics, Inc.                14,210(a)       500,014
   Curis, Inc.                           60,632(a)       538,109
   Durect Corp.                          32,600(a)       391,200
   Idec Pharmaceuticals Corp.             3,150(a)       597,122
   Invitrogen Corp.                      15,560(a)     1,343,995
   Medimmune, Inc.                       16,740(a)       798,289
   Pharmacylcics, Inc.                   25,980(a)       889,815

                                                       5,357,133
Drugs, Proprietaries & Sundries (2.73%)
   Allscripts, Inc.                      52,620(a)       491,668
   Priority Healthcare Corp.             33,670(a)     1,374,157

                                                       1,865,825
Eating & Drinking Places (1.10%)
   California Pizza Kitchen, Inc.        13,760(a)       388,720
   P.F. Chang's China Bistro, Inc.       11,590(a)       364,361

                                                         753,081
Electronic Components &
Accessories (6.46%)
   American Superconductor Corp.         31,450(a)    $  898,291
   Applied Micro Circuits Corp.          11,890(a)       892,307
   AXT, Inc.                             27,440(a)       907,235
   Caliper Technologies Corp.             8,610(a)       404,670
   Dupont Photomasks, Inc.               18,590(a)       982,365
   PLX Technology, Inc.                  40,710(a)       338,402

                                                       4,423,270
Grocery Stores (1.40%)
   Whole Foods Market, Inc.              15,660(a)       957,218

Health & Allied Services, Nec (1.11%)
   Accredo Health, Inc.                  15,170(a)       761,344

Legal Services (0.96%)
   Pre-Paid Legal Services, Inc.         25,760(a)       656,880

Machinery, Equipment & Supplies (1.71%)
   National Oilwell, Inc.                30,240(a)     1,169,910

Management & Public Relations (1.21%)
   DiamondCluster International, Inc.    27,220(a)       830,210

Measuring & Controlling Devices (3.50%)
   Aclara Biosciences, Inc.              35,520(a)       386,280
   Illumina, Inc.                        28,050(a)       450,553
   Newport Corp.                         11,550          907,938
   Veeco Instruments, Inc.               16,230(a)       651,229

                                                       2,396,000
Medical & Dental Laboratories (1.64%)
   Idexx Lab, Inc.                       51,020(a)     1,122,440

Medical Instruments & Supplies (2.41%)
   American Medical Systems Holdings, Inc.49,770(a)      790,099
   Ventana Medical Systems, Inc.         46,560(a)       861,360

                                                       1,651,459
Miscellaneous Business Services (1.61%)
   Forrester Research, Inc.              21,960(a)     1,099,372

Miscellaneous Electrical Equipment &
Supplies (1.72%)
   Universal Electronics, Inc.           76,280(a)     1,177,573

Miscellaneous Manufacturers (0.78%)
   Lightpath Technologies, Inc.          38,690(a)       536,824

Miscellaneous Special Trade
Contractors (1.38%)
   Dycom Industries, Inc.                26,222(a)       942,353

Oil & Gas Field Services (11.55%)
   Marine Drilling Co., Inc.             53,770(a)     1,438,347
   Patterson Energy, Inc.                36,050(a)     1,342,862
   Precision Drilling Corp.              32,840(a)     1,233,553
   Pride International, Inc.             75,440(a)     1,857,710
   Veritas DGC, Inc.                     62,880(a)     2,031,024

                                                       7,903,496
Personal Credit Institutions (0.83%)
   Metris Companies, Inc.                21,500          565,719

Radio & Television Broadcasting (3.22%)
   Cox Radio, Inc.                       42,920(a)    $  968,383
   Hispanic Broadcasting Corp.           18,400(a)       469,200
   SBS Broadcasting S.A.                 29,150(a)       763,366

                                                       2,200,949
Research & Testing Services (10.91%)
   Cephalon, Inc.                        23,670(a)     1,498,607
   Corporate Executive Board Co.         68,320(a)     2,716,786
   Diversa Corp.                         39,340(a)       705,661
   Genencor International, Inc.          27,570(a)       496,260
   Icos Corporation                      14,870(a)       772,311
   Regeneron Pharmaceuticals, Inc.       35,950(a)     1,267,799

                                                       7,457,424
Savings Institutions (0.91%)
   Waypoint Financial Corp.              56,300(a)       619,300

Security Brokers & Dealers (0.50%)
   Knight Trading Group, Inc.            24,530(a)       341,887

Special Industry Machinery (1.01%)
   Cymer, Inc.                           26,900(a)       692,255

Telephone Communication (1.47%)
   OmniSky Corp.                         42,450(a)       352,866
   Redback Networks, Inc.                 4,130(a)       169,330
   Novatel Wireless, Inc.                39,160(a)       484,605

                                                       1,006,801


                   Total Common Stocks (93.47%)       63,950,177

Preferred  Stocks (0.42%)

Miscellaneous Business Services (0.42%)
   Cidera Inc., Series D                 32,947(b)       288,270


           Total Portfolio Investments (93.89%)       64,238,447

Cash and receivables, net of liabilities (6.11%)       4,182,434


                     Total Net Assets (100.00%)      $68,420,881



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted security - See Note 4 to the financial statements.


SMALLCAP VALUE ACCOUNT

                                        Shares
                                         Held           Value



Common Stocks (96.40%)

Air Transportation, Scheduled (0.26%)
   Airtran Holdings, Inc.                 3,800(a)     $  27,550
   America West Holdings Corp., Class B   1,400(a)        17,938

                                                          45,488
Aircraft & Parts (0.15%)
   Primex Technologies, Inc.                800           25,500

Automotive Rentals, No Drivers (0.38%)
   Avis Group Holdings, Inc.                200(a)         6,512
   Dollar Thrifty Automotive Group, Inc.  2,900(a)        54,375
   Rollins Truck Leasing Corp.              700            5,600

                                                          66,487
Bakery Products (0.10%)
   Earthgrains Co.                          900           16,650

Beverages (0.40%)
   Adolph Coors Co., Class B                800           64,250
   Constellation Brands, Inc.               100(a)         5,875

                                                          70,125
Blast Furnace & Basic Steel
Products (1.27%)
   Bethlehem Steel Corp.                  4,200(a)         7,350
   Carpenter Technology Corp.             3,500          122,500
   Quanex Corp.                           2,700           54,338
   Texas Industries, Inc.                 1,200           36,000

                                                         220,188
Books (0.13%)
   Banta Corp.                              900           22,878

Broadwoven Fabric Mills, Cotton (0.64%)
   Springs Industries, Inc.               3,400          110,287

Business Credit Institutions (1.02%)
   Heller Financial, Inc.                 4,600          141,163
   Medallion Financial Corp.              2,400           35,100

                                                         176,263
Cable & Other Pay TV Services (0.03%)
   On Command Corp.                         500(a)         4,375

Clay, Ceramic, & Refractory
Minerals (0.03%)
   AMCOL International Corp.              1,100            5,225

Combination Utility Services (0.30%)
   Sierra Pacific Resources               1,500           24,094
   Western Resources, Inc.                1,100           27,294

                                                          51,388
Commercial Banks (3.87%)
   Alabama National Bancorp.                400            9,050
   Banknorth Group, Inc.                  2,500           49,844
   BOK Financial Corp.                      300(a)         6,375
   BSB Bancorp., Inc.                       500            6,586
   City National Corp.                    1,500           58,219
   Corus Bankshares, Inc.                   200            9,897
   Cullen/Frost Bankers, Inc.               300           12,544
   GBC Bancorp.                           2,100        $  80,587
   Hamilton Bancorp., Inc.                  600(a)         5,400
   Local Financial Corp.                  2,100(a)        27,562
   National Commerce Bancorp.             4,700          116,325
   Pacific Century Financial Corp.        9,300          164,494
   Provident Bankshares Corp.               300            6,263
   Republic Bancorp., Inc.                4,400           47,575
   Santander Bancorp.                       900           17,325
   Silicon Valley Bancshares                600(a)        20,737
   Sterling Bancshares, Inc.                500            9,875
   Summit Bancshares, Inc.                  500           10,844
   West Coast Bancorp.                    1,200           11,700

                                                         671,202
Commercial Sports (0.12%)
   Pinnacle Entertainment, Inc.           1,600(a)        21,600

Communications Equipment (1.18%)
   Cable Design Technologies Corp.        2,700(a)        45,394
   Glenayre Technologies, Inc.            3,900(a)        13,772
   Plantronics, Inc.                      1,700(a)        79,900
   Sensormatic Electronics Corp.          2,700(a)        54,169
   Symmetricom, Inc.                        500(a)         4,875
   Williams Communication Group, Inc.       600(a)         7,050

                                                         205,160
Communications Services, NEC (0.02%)
   ITC Deltacom, Inc.                       600(a)         3,234

Computer & Data Processing
Services (0.77%)
   Aspen Technology, Inc.                   100(a)         3,325
   Caci International, Inc., Class A        900(a)        20,714
   Cerner Corp.                           1,100(a)        50,875
   ePresence, Inc.                        1,300(a)         5,647
   Filenet Corp.                            100(a)         2,725
   Gerber Scientific, Inc.                  300            2,569
   JDA Software Group, Inc.               1,700(a)        22,206
   Phoenix Technologies Ltd.              1,300(a)        17,530
   Serena Software, Inc.                    200(a)         6,847
   Vicinity Corp.                           200(a)           594

                                                         133,032
Computer & Office Equipment (1.13%)
   Anixter International, Inc.            2,700(a)        58,387
   Avocent Corp.                            500(a)        13,500
   Cirrus Logic, Inc.                     1,900(a)        35,625
   Infocus Corp.                            700(a)        10,325
   Iomega Corp.                           2,000(a)         6,740
   Micron Electronics, Inc.               2,600(a)        10,156
   Valmont Industries, Inc.               3,300           60,637

                                                         195,370
Construction & Related Machinery (0.21%)
   Manitowoc Co., Inc.                      300            8,700
   Terex Corp.                            1,700(a)        27,519

                                                          36,219
Crude Petroleum & Natural Gas (2.34%)
   Cross Timbers Oil Co.                    300            8,325
   Houston Exploration Co.                1,100(a)        41,937
   HS Resources, Inc.                     2,200(a)        93,225
   Mitchell Energy & Development Corp.,
     Class A                                500           30,625
   Newfield Exploration Co.               1,300(a)        61,669
   Pioneer Natural Resources Co.          4,700(a)        92,531
   Swift Energy Co.                       1,000(a)     $  37,625
   Vintage Petroleum, Inc.                1,900           40,850

                                                         406,787
Deep Sea Foreign Transportation of
Freight (0.35%)
   Alexander & Baldwin, Inc.              2,300           60,375

Department Stores (0.73%)
   Neiman Marcus Group, Inc., Class C       700(a)        24,894
   Venator Group, Inc.                    6,600(a)       102,300

                                                         127,194
Drug Stores & Proprietary Stores (0.60%)
   Omnicare, Inc.                         4,800          103,800

Drugs (1.70%)
   Alpharma, Inc., Class A                1,200           52,650
   Cell Genesys, Inc.                     1,100(a)        25,094
   Diagnostic Products Corp.                900           49,163
   Human Genome Sciences, Inc.            1,300(a)        90,106
   Ligand Pharmaceuticals, Class B          300(a)         4,200
   Natures Bounty, Inc.                   6,400           30,400
   Vertex Pharmaceuticals, Inc.             600(a)        42,900

                                                         294,513
Drugs, Proprietaries & Sundries (0.48%)
   Bindley Western Industries, Inc.       2,000           83,125

Eating & Drinking Places (1.46%)
   Applebee's International, Inc.           400           12,575
   Bob Evans Farms, Inc.                    100            2,131
   Landry's Seafood Restaurants, Inc.     4,300           42,731
   Lone Star Steakhouse & Saloon, Inc.    6,600           63,525
   Morrison Management Specialists, Inc.  1,700           59,347
   Rare Hospitality International, Inc.     600(a)        13,387
   Ruby Tuesday, Inc.                     2,400           36,600
   Ryan's Family Steak Houses, Inc.       2,400(a)        22,650

                                                         252,946
Electric Lighting & Wiring
Equipment (0.53%)
   Gardner Denver Machinery, Inc.         3,000(a)        63,900
   Genlyte Group, Inc.                      700(a)        16,625
   Thomas Industries, Inc.                  500           11,625

                                                          92,150
Electric Services (4.20%)
   CH Energy Group, Inc.                    900           40,275
   Cleco Corp.                            4,800          262,800
   El Paso Electric Co.                   8,000(a)       105,600
   Public Service Co. of New Mexico       5,900          158,194
   RGS Energy Group, Inc.                 3,000           97,313
   UIL Holdings Corp.                       400           19,900
   Unisource Energy Corp.                 2,400           45,150

                                                         729,232
Electrical Goods (0.82%)
   Barnes Group, Inc.                     2,300           45,712
   Hughes Supply, Inc.                    2,400           43,056
   Pioneer-Standard Electronics, Inc.     4,900           53,900

                                                         142,668
Electrical Industrial Apparatus (0.53%)
   Capstone Turbine Corp.                 3,300(a)        92,400

Electronic Components &
Accessories (0.74%)
   Benchmark Electronics, Inc.              400(a)         9,025
   Caliper Technologies Corp.               500(a)        23,500
   MRV Communications, Inc.                 600(a)     $   8,025
   Park Electrochemical Corp.               500           15,344
   Silicon Valley Group, Inc.             2,000(a)        57,500
   Stoneridge, Inc.                         700(a)         4,725
   Varian Semiconductor Equipment
     Associates, Inc.                       400(a)         9,500

                                                         127,619
Engineering & Architectural
Services (0.09%)
   URS Corp.                              1,100(a)        16,156

Engines & Turbines (0.23%)
   Woodward Governor Co.                    900           40,275

Fabricated Structural Metal
Products (0.03%)
   Griffon Corp.                            700(a)         5,513

Family Clothing Stores (0.65%)
   Pacific Sunwear of California, Inc.    4,400(a)       112,750

Farm & Garden Machinery (0.80%)
   CNH Global N.V.                        4,700           40,538
   Toro Co.                               2,700           99,056

                                                         139,594
Fire, Marine & Casualty Insurance (1.09%)
   Alfa Corp.                             2,100           38,587
   Commerce Group, Inc.                     500           13,590
   Harleysville Group, Inc.                 700           20,475
   Renaissancere Holdings Ltd.              900           70,481
   RLI Corp.                                800           35,750
   State Auto Financial Corp.               600           10,725

                                                         189,608
Freight Transportation
Arrangement (0.22%)
   C.H. Robinson Worldwide, Inc.          1,200           37,725

Fruits & Tree Nuts (0.56%)
   Dole Food Co.                          5,900           96,613

Furniture & Home Furnishings
Stores (0.06%)
   Haverty Furniture Cos., Inc.           1,100           10,862

Gas Production & Distribution (4.10%)
   AGL Resources, Inc.                    2,200           48,537
   Atmos Energy Corp.                     1,600           39,000
   Cascade Natural Gas Corp.              1,100           20,694
   Energen Corp.                            800           25,750
   NUI Corp.                              1,700           54,719
   Oneok, Inc.                            4,600          221,662
   Southwestern Energy Co.               15,000          155,625
   UGI Corp.                              1,500           37,969
   Vectren Corp.                          1,000           25,625
   WGL Holdings, Inc.                     2,700           82,181

                                                         711,762
General Industrial Machinery (0.86%)
   Flowserve Corp.                        3,100(a)        66,262
   IDEX Corp.                             2,100           69,563
   Paxar Corp.                              200(a)         2,038
   Timken Co.                               800           12,100

                                                         149,963
Glass & Glassware, Pressed or
Blown (0.14%)
   Libbey, Inc.                             800        $  24,300

Grain Mill Products (0.05%)
   Ralcorp Holdings, Inc.                   300(a)         4,912
   Riviana Foods, Inc.                      200            3,925

                                                           8,837
Groceries & Related Products (0.99%)
   Fleming Cos., Inc.                     3,000           35,438
   Suiza Foods Corp.                      1,300(a)        62,400
   Universal Corp.                        2,100           73,500

                                                         171,338
Guided Missiles, Space Vehicles and
Parts (0.18%)
   Gencorp, Inc.                          3,200           30,800

Health & Allied Services, NEC (1.16%)
   Ameripath, Inc.                          600(a)        15,000
   Apria Healthcare Group, Inc.           3,400(a)       101,150
   Coventry Health Care, Inc.             2,100(a)        56,044
   Davita, Inc.                           1,700(a)        29,113

                                                         201,307
Heavy Construction, Except Highway (0.58%)
   McDermott International, Inc.          7,700           82,775
   Washington Group International, Inc.   2,200(a)        18,012

                                                         100,787
Hospitals (0.39%)
   Triad Hospitals, Inc.                  2,100(a)        68,381

Hotels & Motels (1.75%)
   Aztar Corp.                            3,500(a)        45,281
   Boyd Gaming Corp.                      3,200(a)        11,000
   Extended Stay of America, Inc.         6,300(a)        80,955
   Four Seasons Hotel, Inc.               1,300           82,712
   Prime Hospitality Corp.                2,400(a)        27,900
   Sodexho Marriott Services              2,500           55,313

                                                         303,161
Household Furniture (0.41%)
   Furniture Brands International, Inc.   3,300(a)        69,506
   La-Z-Boy, Inc.                           100            1,575

                                                          71,081
Individual & Family Services (0.04%)
   Sunrise Assisted Living, Inc.            300(a)         7,500

Industrial Inorganic Chemicals (1.15%)
   Georgia Gulf Corp.                     4,900           83,606
   Olin Corp.                             4,200           92,925
   W.R. Grace & Co.                       7,400(a)        23,587

                                                         200,118
Industrial Machinery, NEC (0.17%)
   Actuant Corp., Class A                   600            1,800
   Parker-Hannifin Corp.                    200            8,825
   Sauer-Danfoss, Inc.                    2,000           18,750

                                                          29,375
Industrial Organic Chemicals (0.02%)
   Ethyl Corp.                            2,500            3,594

Investment Offices (1.24%)
   Allied Capital Corp.                  10,300        $ 215,013

Iron & Steel Foundries (0.66%)
   Intermet Corp.                         2,500            9,062
   Precision Castparts Corp.              2,500          105,156

                                                         114,218
Life Insurance (1.72%)
   American National Insurance Co.        1,500          109,500
   Annuity & Life Re (Holdings), Ltd.     1,800           57,488
   Delphi Financial Group, Inc., Class A  2,100(a)        80,850
   FBL Financial Group, Inc.              1,976           34,456
   Kansas City Life Insurance Co.           200            7,075
   Nationwide Financial Services, Inc.      200            9,500

                                                         298,869
Machinery, Equipment & Supplies (0.65%)
   Applied Industrial Technologies, Inc.  3,300           67,856
   Kaman Corp., Class A                     100            1,688
   Willis Lease Financial Corp.           4,300           43,000

                                                         112,544
Mailing, Reproduction,
Stenographic (0.13%)
   ADVO, Inc.                               500(a)        22,188

Management & Public Relations (0.05%)
   Digital Courier Technologies, Inc.     1,400(a)         4,069
   US Oncology, Inc.                        600(a)         3,787

                                                           7,856
Manifold Business Forms (0.02%)
   Standard Register Co.                    300            4,275

Measuring & Controlling Devices (0.63%)
   Cyberonics, Inc.                       1,800(a)        41,850
   Esterline Technologies Corp.           2,000(a)        52,500
   Mine Safety Appliances Co.               600           15,075

                                                         109,425
Meat Products (0.49%)
   Michael Foods, Inc.                    1,700           51,212
   Smithfield Foods, Inc.                 1,100(a)        33,440

                                                          84,652
Medical Instruments & Supplies (0.49%)
   Block Drug Co.                           500           26,344
   CONMED Corp.                             500(a)         8,563
   Datascope Corp.                          200            6,850
   Invacare Corp.                         1,100           37,675
   Vital Signs, Inc.                        200            6,425

                                                          85,857
Medical Services & Health Insurance (0.43%)
   Health Net, Inc.                       1,900(a)        49,756
   Rightchoice Managed Care, Inc.           700(a)        24,369

                                                          74,125
Men's & Boys' Furnishings (0.46%)
   Columbia Sportswear Co.                1,600(a)        79,600

Metal Forgings & Stamping (0.16%)
   Tower Automotive, Inc.                 3,100(a)        27,900

Metals & Minerals, Except
Petroleum (0.23%)
   Reliance Steel & Aluminum Co.          1,600           39,600

Metalworking Machinery (0.64%)
   Kennametal, Inc.                       2,700        $  78,638
   SPS Technologies, Inc.                   600(a)        32,887

                                                         111,525
Miscellaneous Apparel & Accessory
Stores (0.29%)
   Pier 1 Imports, Inc.                   4,900           50,531

Miscellaneous Chemical Products (1.33%)
   Crompton Corp.                         6,800           71,400
   Millenium Chemicals, Inc.              4,800           87,000
   Solutia, Inc.                          6,100           73,200

                                                         231,600
Miscellaneous Converted Paper
Products (0.90%)
   Pactiv Corp.                          12,600(a)       155,925

Miscellaneous Durable Goods (0.15%)
   Handleman Co.                          3,500(a)        26,250

Miscellaneous Electrical Equipment &
Supplies (0.13%)
   Electro Scientific Industries, Inc.      800(a)        22,400

Miscellaneous Equipment Rental &
Leasing (0.73%)
   Aaron Rents, Inc.                        800           11,250
   Rent-A-Center, Inc.                    1,800(a)        62,100
   Xtra Corp.                             1,100(a)        52,800

                                                         126,150
Miscellaneous Food & Kindred
Products (0.20%)
   American Italian Pasta Co., Class A      600(a)        16,087
   Sensient Technologies Corp.              800           18,200

                                                          34,287
Miscellaneous Investing (10.33%)
   Arden Realty Group, Inc.               3,700           92,963
   Avalonbay Communities, Inc.              900           45,113
   Capstead Mortgage Corp.                  800            8,700
   Carramerica Realty Corp.               1,600           50,100
   CBL & Associates Properties, Inc.      2,700           68,344
   CenterPoint Properties Corp.           2,600          122,850
   Chelsea GCA Realty, Inc.               2,800          103,250
   Cousins Properties, Inc.               2,100           58,669
   Essex Property Trust, Inc.               500           27,375
   Franchise Financial Corp.              8,600          200,487
   Gables Residential Trust               4,700          131,600
   General Growth Properties, Inc.        2,800          101,325
   Healthcare Realty Trust, Inc.          4,100           87,125
   Highwoods Properties, Inc.             3,600           89,550
   Home Properties of New York, Inc.      1,700           47,494
   Innkeepers USA Trust                   4,300           47,569
   Liberty Property Trust                 2,200           62,837
   MeriStar Hospitality Corp.             3,500           68,906
   National Golf Properties, Inc.           900           18,506
   Post Properties, Inc.                  2,900          108,931
   Prentiss Property Trust                2,400           64,650
   Sovran Self Storage, Inc.              1,500           29,813
   Summit Properties, Inc.                6,100          158,600

                                                       1,794,757
Miscellaneous Manufacturers (1.45%)
   Blyth, Inc.                              700        $  16,888
   Gentek, Inc.                          10,500          173,250
   NACCO Industries, Inc                    500           21,844
   WMS Industries, Inc.                   2,000(a)        40,250

                                                         252,232
Miscellaneous Non-Durable Goods (0.08%)
   Central Garden & Pet Co.               1,900(a)        13,062

Miscellaneous Plastics Products, NEC (0.21%)
   Tupperware Corp.                       1,800           36,787

Miscellaneous Shopping Goods
Stores (0.03%)
   Michaels Stores, Inc.                    200(a)         5,300

Miscellaneous Textile Goods (0.06%)
   Kellwood Co.                             500           10,563

Miscellaneous Transportation
Equipment (0.37%)
   Polaris Industries, Inc.               1,600           63,600

Mortgage Bankers & Brokers (1.14%)
   American Home Mortgage Holdings, Inc.    600(a)         2,850
   IndyMac Bancorp., Inc.                 5,300(a)       156,350
   Microfinancial, Inc.                   3,300           38,775

                                                         197,975
Motion Picture Production & Services (0.01%)
   Metromedia International Group           900(a)         2,340

Motor Vehicles & Equipment (1.75%)
   American Axle & Manufacturing
     Holdings, Inc.                       6,700(a)        53,181
   Arvinmeritor, Inc.                     6,400           72,800
   Borg Warner Automotive, Inc.           1,300           52,000
   Modine Manufacturing Co.                 800           16,600
   Oshkosh Truck Corp.                      900           39,600
   Winnebago Industries, Inc.             4,000           70,250

                                                         304,431
Motor Vehicles, Parts & Supplies (0.20%)
   Dura Automotive System                   800(a)         4,200
   Exide Corp.                            3,900           29,738

                                                          33,938
New & Used Car Dealers (0.02%)
   Sonic Automotive, Inc.                   400(a)         2,750

Newspapers (0.20%)
   Journal Register Co.                     600(a)         9,637
   Media General, Inc., Class A             700           25,480

                                                          35,117
Nonferrous Foundries (Casting) (0.12%)
   Wolverine Tube, Inc.                   1,700(a)        20,383

Non-Ferrous Rolling & Drawing (0.28%)
   Mueller Industries, Inc.               1,800(a)        48,262
   Superior Telecom, Inc.                   400(a)           775

                                                          49,037
Nonstore Retailers (0.02%)
   Systemax, Inc.                         2,100(a)         2,625

Office Furniture (0.10%)
   Kimball International, Inc., Class B   1,200           17,400

Oil & Gas Field Services (0.28%)
   Key Energy Services, Inc.              4,700(a)     $  49,056

Operative Builders (0.92%)
   Del Webb Corp.                         3,700(a)       108,225
   Lennar Corp.                           1,400           50,750

                                                         158,975
Opthalmic Goods (0.21%)
   Bacou USA, Inc.                          300(a)         7,800
   Cooper Cos., Inc.                        700           27,913

                                                          35,713
Ordnance & Accessories, NEC (0.20%)
   Sturm, Ruger & Co., Inc.               3,700           34,919

Paper & Paper Products (0.32%)
   United Stationers, Inc.                2,300(a)        55,200

Paper Mills (0.17%)
   Pope & Talbot, Inc.                    1,800           30,263

Paperboard Containers & Boxes (0.20%)
   Greif Bros. Corp.                        500           14,250
   Interpool, Inc.                          900           15,356
   Ivex Packaging Corp.                     400(a)         4,375

                                                          33,981
Paperboard Mills (0.12%)
   Caraustar Industries, Inc.             1,900           17,812
   Gaylord Container Corp., Inc.          2,400(a)         2,400

                                                          20,212
Personal Credit Institutions (1.38%)
   Americredit Corp.                      7,400(a)       201,650
   Nextcard, Inc.                         4,800(a)        38,400

                                                         240,050
Photographic Equipment & Supplies (0.02%)
   Polaroid Corp.                           700            4,069

Plastic Materials & Synthetics (1.36%)
   Cytec Industries, Inc.                 2,400(a)        95,850
   PolyOne Corp. -W/I                     9,100           53,462
   Wellman, Inc.                          6,100           86,163

                                                         235,475
Poultry & Eggs (0.22%)
   Pilgrims Pride Corp., Class B          4,900           38,281

Public Building & Related
Furniture (0.59%)
   Lear Corp.                             4,100(a)       101,731

Radio & Television Broadcasting (0.16%)
   Sinclair Broadcast Group, Inc.         2,800(a)        28,088

Radio, Television & Computer
Stores (0.02%)
   Intertan, Inc.                           300(a)         3,487

Railroad Equipment (0.13%)
   ABC-Naco, Inc.                           800(a)     $   4,850
   Trinity Industries, Inc.                 100            2,500
   Wabtec Corp.                           1,300           15,275

                                                          22,625
Real Estate Agents & Managers (0.27%)
   Jones Lang Lasalle, Inc.               1,700(a)        23,588
   Security Capital Group, Inc.           1,200(a)        24,075

                                                          47,663
Real Estate Operators & Lessors (0.80%)
   LNR Property Corp.                       500           11,000
   Mission West Properties, Inc.          9,200          127,650

                                                         138,650
Refrigeration & Service Machinery (0.16%)
   Nortek, Inc.                           1,200(a)        28,425

Rental of Railroad Cars (0.09%)
   GATX Corp.                               300           14,962

Research & Testing Services (0.27%)
   Core Laboratories N.V.                 1,700(a)        46,431

Residential Building Construction (4.39%)
   D. R. Horton, Inc.                     4,800          117,300
   Kaufman & Broad Home Corp.             6,200          208,863
   M.D.C. Holdings, Inc.                  2,700           88,965
   NVR, Inc.                              1,300(a)       160,681
   Ryland Group, Inc.                     2,200           89,650
   Standard Pacific Corp.                 4,200           98,175

                                                         763,634
Rubber & Plastics Footwear (0.53%)
   Direct Focus, Inc.                     1,600(a)        53,700
   Reebok International Ltd.              1,400(a)        38,276

                                                          91,976
Sand & Gravel (0.20%)
   Florida Rock Industries, Inc.            900           35,213

Savings Institutions (5.01%)
   Bank United Corp.                      3,700          252,295
   Banner Corp.                           1,800           27,450
   Downey Financial Corp.                 1,900          104,500
   First Niagara Financial Group, Inc.      500            5,406
   Firstfed Financial Corp.               1,700(a)        54,931
   Flushing Financial Corp.               2,800           50,225
   Greenpoint Financial Corp.             4,800          196,501
   New York Community Bancorp., Inc.      3,000          110,251
   Ocwen Financial Corp.                  5,100(a)        32,513
   Webster Financial Corp.                  300            8,494
   Westcorp                               1,900           28,500

                                                         871,066
Sawmills & Planning Mills (0.21%)
   Universal Forest Products, Inc.        2,800           37,100

Security & Commodity Services (0.85%)
   American Capital                       2,900           73,045
   Gabelli Asset Management, Inc., Class A1,800(a)        59,737
   Phoenix Investment Partners, Ltd.        900           14,119

                                                         146,901
Security Brokers & Dealers (1.43%)
   Dain Rauscher Corp.                      600           56,812
   DLJ Direct                             2,900           10,875
   Labranche & Co., Inc.                  1,900           58,069
   Raymond James Financial, Inc.            500        $  17,438
   Southwest Securities Group, Inc.       1,900           49,162
   Tucker Anthony Sutro Corp.             1,400           34,387
   Wit Soundview Group, Inc.              6,200(a)        22,281

                                                         249,024
Shoe Stores (1.00%)
   Footstar, Inc.                         1,300(a)        64,350
   Genesco, Inc.                          4,500(a)       109,969

                                                         174,319
Special Industry Machinery (0.55%)
   Kulicke & Soffa Industry, Inc.           700(a)         7,874
   Milacron, Inc.                         3,800           61,037
   Varian Medical Systems, Inc.             400(a)        27,175

                                                          96,086
Structural Clay Products (0.10%)
   Dal-Tile International, Inc.           1,200(a)        17,025

Surety Insurance (1.05%)
   CNA Surety Corp.                       2,800           39,900
   Enhance Financial Services Group, Inc. 2,300           35,506
   Professionals Group, Inc.                100(a)         2,406
   SCPIE Holdings, Inc.                     500           11,812
   Triad Guaranty, Inc.                   2,800(a)        92,750

                                                         182,374
Telephone Communication (0.12%)
   CT Communications, Inc.                  500            7,030
   General Communication, Inc.            1,600(a)        11,200
   McLeodUSA, Inc.                            1                7
   Metrocall, Inc.                        3,900(a)         1,827

                                                          20,057
Title Insurance (0.51%)
   Fidelity National Financial, Inc.      2,400           88,650

Trucking & Courier Services, Except
Air (1.50%)
   CNF Inc. Com                             700           23,669
   J.B. Hunt Transport Services, Inc.     2,900           48,756
   Roadway Express, Inc.                  1,100           23,306
   US Freightways Corp.                     700           21,055
   Werner Enterprises, Inc.               2,600           44,200
   Yellow Corp.                           4,900(a)        99,761

                                                         260,747
Variety Stores (0.06%)
   Shopko Stores, Inc.                    2,100(a)        10,500

Water Supply (0.06%)
   SJW Corp.                                100           10,200

Women's Clothing Stores (0.63%)
   Cato Corp., Class A                      700            9,625
   Charming Shoppes, Inc.                 7,800(a)        46,800
   Dress Barn, Inc.                       1,800(a)        52,200

                                                         108,625


           Total Portfolio Investments (96.40%)       16,733,727

Cash and receivables, net of liabilities (3.60%)         624,522


                     Total Net Assets (100.00%)      $17,358,249



(a) Non-income producing security - No dividend paid during the past twelve months.


UTILITIES ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (82.21%)

Combination Utility Services (14.38%)
   Citizens Communication Co.            34,796 (a)   $  456,697
   Constellation Energy Group, Inc.      33,900        1,527,619
   Entergy Corp.                         20,000          846,250
   Montana Power Co.                     35,300          732,475
   Nisource, Inc.                        37,703        1,159,367
   Nisource, Inc. Units                   6,594(a)        18,134
   Utilicorp United, Inc.                50,000        1,550,000

                                                       6,290,542
Electric Services (48.64%)
   Allegheny Energy, Inc.                23,300        1,122,769
   Dominion Resources, Inc.              23,300        1,561,100
   Duke Energy Corp.                     20,100        1,713,525
   Enron Corp.                           20,500        1,704,062
   Exelon Corp.                          29,300        2,057,153
   FPL Group, Inc.                       18,800        1,348,900
   GPU, Inc.                             31,400        1,155,913
   Kansas City Power & Light             33,300          913,669
   Niagara Mohawk Holdings, Inc.         61,300(a)     1,022,944
   NStar                                 14,100          604,537
   Orion Power Holdings                  14,850(a)       365,681
   Pinnacle West Capital Corp.           28,900        1,376,363
   PPL Corp.                             20,700          935,381
   Public Service Enterprise Group, Inc. 17,200          836,350
   Reliant Energy, Inc.                  31,100        1,347,019
   Scottish Power PLC ADR                20,198          612,252
   Southern Co.                          26,000          864,500
   Southern Energy, Inc.                 11,922(a)       337,542
   TXU Corp.                             31,300        1,386,981

                                                      21,266,641
Electrical Industrial Apparatus (0.45%)
   Ballard Power Systems, Inc.            3,100(a)       195,784

Electronic Components & Accessories (0.46%)
   Tycom Ltd.                             9,037(a)       202,203

Gas Production & Distribution (7.02%)
   Dynegy, Inc.                          30,000        1,681,875
   MCN Energy Group, Inc.                24,166          669,096
   New Jersey Resources Corp.            10,100          436,825
   Peoples Energy Corp.                   6,300          281,925

                                                       3,069,721
Radio & Television Broadcasting (0.35%)
   Time Warner Telecom, Inc., Class A     2,400(a)       152,250

Telegraph & Other Communications (0.38%)
   Level 3 Communications, Inc.           5,100(a)       167,344

Telephone Communication (10.53%)
   Alltel Corp.                          16,200       $1,011,487
   AT&T Wireless Group                    6,000(a)       103,875
   BellSouth Corp.                        8,300          339,781
   McLeodUSA, Inc.                       46,960(a)       663,310
   SBC Communications, Inc.              15,300          730,575
   Telephone And Data System, Inc.        4,600          414,000
   Verizon Communications                16,944          849,318
   Winstar Communications, Inc.          21,000(a)       245,438
   XO Communications, Inc.               13,800(a)       245,812

                                                       4,603,596


                            Total Common Stocks       35,948,081

Preferred Stock (12.20%)

Cable & Other Pay TV Services (0.63%)
   Comcast 2% PFD                         7,000(a)       274,750

Electric Services (6.75%)
   AES Trust III                         15,000        1,290,000
   Calpine Capital Trust II              17,800(a)     1,659,850

                                                       2,949,850
Petroleum Refining (3.93%)
   Coastal Corp.                         34,600        1,717,025
Telephone Communication (0.89%)
   Mediaone Group ATI PIES                4,800          390,000


                         Total Preferred Stocks        5,331,625



                                       Principal
                                        Amount          Value


Commercial Paper (5.33%)

Personal Credit Institutions (5.33%)
   Investment in Joint Trading Account,
     Federal Home Loan Bank System;
     5.70%; 1/2/2001                 $2,333,760       $2,332,651


           Total Portfolio Investments (99.74%)       43,612,357

Cash and receivables, net of liabilities (0.26%)         112,843

     Total Net Assets (100.00%)                      $43,725,200


(a) Non-income producing security - No dividend paid during the past twelve months.


December 31, 20000

FINANCIAL HIGHLIGHTS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

AGGRESSIVE GROWTH ACCOUNT                                      2000         1999         1998         1997        1996
-------------------------                                      -------------------------------------------        ----
Net Asset Value, Beginning of Period...................      $23.89       $18.33       $16.30       $14.52      $12.94
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............         .02         (.01)         .04          .04        0.11
   Net Realized and Unrealized Gain (Loss) on Investments    (2.73)         7.17         2.99         4.26        3.38

                       Total from Investment Operations      (2.71)         7.16         3.03         4.30        3.49
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --           --         (.04)        (.04)       (.11)
   Distributions from Capital Gains....................       (.81)       (1.60)        (.96)       (2.48)      (1.80)

                      Total Dividends and Distributions       (.81)       (1.60)       (1.00)       (2.52)      (1.91)

Net Asset Value, End of Period.........................      $20.37       $23.89       $18.33       $16.30      $14.52

Total Return...........................................    (11.71)%       39.50%       18.95%       30.86%      28.05%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $383,139     $379,062     $224,058     $149,182     $90,106
   Ratio of Expenses to Average Net Assets.............        .73%         .77%         .78%         .82%        .85%
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................        .08%       (.08)%         .22%         .29%       1.05%
   Portfolio Turnover Rate.............................       69.1%        89.6%       155.6%       172.6%      166.9%

ASSET ALLOCATION ACCOUNT                                       2000         1999         1998         1997        1996
------------------------                                       -------------------------------------------        ----
Net Asset Value, Beginning of Period...................      $13.23       $12.30       $11.94       $11.48      $11.11
Income from Investment Operations:
   Net Investment Income...............................         .35          .35          .31          .30         .36
   Net Realized and Unrealized Gain (Loss) on Investments     (.17)         2.00          .76         1.72        1.06

                       Total from Investment Operations         .18         2.35         1.07         2.02        1.42
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.34)        (.35)        (.31)        (.30)       (.36)
   Distributions from Capital Gains....................      (1.05)       (1.07)        (.40)       (1.26)       (.69)

                      Total Dividends and Distributions      (1.39)       (1.42)        (.71)       (1.56)      (1.05)

Net Asset Value, End of Period.........................      $12.02       $13.23       $12.30       $11.94      $11.48

Total Return...........................................       1.61%       19.49%        9.18%       18.19%      12.92%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $94,905      $89,711      $84,089      $76,804     $61,631
   Ratio of Expenses to Average Net Assets.............        .84%         .85%         .89%         .89%        .87%
   Ratio of Net Investment Income to Average Net Assets       2.67%        2.50%        2.51%        2.55%       3.45%
   Portfolio Turnover Rate.............................       67.8%        86.7%       162.7%       131.6%      108.2%

BALANCED ACCOUNT                                               2000         1999         1998         1997        1996
------------------------------------------------------------------- --------------------------------------        ----
Net Asset Value, Beginning of Period...................      $15.41       $16.25       $15.51       $14.44      $13.97
Income from Investment Operations:
   Net Investment Income...............................         .45          .56          .49          .46         .40
   Net Realized and Unrealized Gain (Loss) on Investments     (.43)        (.19)         1.33         2.11        1.41

                       Total from Investment Operations         .02          .37         1.82         2.57        1.81
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.57)        (.49)        (.45)       (.40)
   Distributions from Capital Gains....................         --         (.62)        (.59)       (1.05)       (.94)
   Excess Distributions from Capital Gains(a) .........         --         (.02)          --          --            --


     Total Dividends and Distributions                         --         (1.21)       (1.08)       (1.50)      (1.34)

Net Asset Value, End of Period.........................      $15.43       $15.41       $16.25       $15.51      $14.44

Total Return...........................................        .13%        2.40%       11.91%       17.93%      13.13%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $167,595     $209,747     $198,603     $133,827     $93,158
   Ratio of Expenses to Average Net Assets.............        .60%         .58%         .59%         .61%        .63%
   Ratio of Net Investment Income to Average Net Assets       2.74%        3.36%        3.37%        3.26%       3.45%
   Portfolio Turnover Rate.............................       62.6%        21.7%        24.2%        69.7%       22.6%


See accompanying notes.





Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

BLUE CHIP ACCOUNT                                              2000         1999(b)
-----------------                                              ---- ------------
Net Asset Value, Beginning of Period...................      $10.38       $10.15
Income from Investment Operations:
   Net Investment Income...............................         .05          .08
   Net Realized and Unrealized Gain (Loss) on Investment     (1.16)          .24

                       Total from Investment Operations      (1.11)          .32
Less Dividends from Net Investment Income                     (.05)        (.09)

Net Asset Value, End of Period.........................       $9.22       $10.38

Total Return...........................................    (10.69)%        1.15%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $5,552       $6,453
   Ratio of Expenses to Average Net Assets.............        .78%         .69%(d)
   Ratio of Net Investment Income to Average Net Assets        .46%        1.33%(d)
   Portfolio Turnover Rate.............................       88.7%        16.2%(d)

BOND ACCOUNT                                                   2000         1999         1998         1997        1996
------------                                                   ---- --------------------------------------        ----
Net Asset Value, Beginning of Period...................      $10.89       $12.02       $11.78       $11.33      $11.73
Income from Investment Operations:
   Net Investment Income...............................         .85          .81          .66          .76         .68
   Net Realized and Unrealized Gain (Loss) on Investments       .04       (1.12)          .25          .44        (.40)

                       Total from Investment Operations         .89        (.31)          .91         1.20         .28
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.82)        (.66)        (.75)       (.68)
   Excess Distributions from Capital Gains(a)..........         --           --         (.01)        --            --


                      Total Dividends and Distributions         --         (.82)        (.67)        (.75)       (.68)

Net Asset Value, End of Period.........                      $11.78       $10.89       $12.02       $11.78       $11.33

Total Return...........................................       8.17%      (2.59)%        7.69%       10.60%       2.36%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $116,216     $125,067     $121,973      $81,921     $63,387
   Ratio of Expenses to Average Net Assets.............        .51%         .50%         .51%         .52%        .53%
   Ratio of Net Investment Income to Average Net Assets       7.47%        6.78%        6.41%        6.85%       7.00%
   Portfolio Turnover Rate.............................       81.5%        40.1%        26.7%         7.3%        1.7%

CAPITAL VALUE ACCOUNT                                          2000         1999         1998         1997        1996
---------------------                                          ---- --------------------------------------        ----
Net Asset Value, Beginning of Period...................      $30.74       $37.19       $34.61       $29.84      $27.80
Income from Investment Operations:
   Net Investment Income...............................         .50          .78          .71          .68         .57
   Net Realized and Unrealized Gain (Loss) on Investments       .13       (2.41)         3.94         7.52        5.82

                       Total from Investment Operations         .63       (1.63)         4.65         8.20        6.39
Less Dividends and Distributions:
   Dividends from Net Investment Income                       (.50)        (.80)        (.71)        (.67)       (.58)
   Distributions from Capital Gains....................       (.15)       (3.13)       (1.36)        (2.76)     (3.77)
   Excess Distributions from Capital Gains(a)..........         --         (.89)          --          --           --

                      Total Dividends and Distributions       (.65)       (4.82)       (2.07)       (3.43)      (4.35)

Net Asset Value, End of Period.........................      $30.72       $30.74       $37.19       $34.61      $29.84

Total Return...........................................       2.16%      (4.29)%       13.58%       28.53%      23.50%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $283,325     $367,927     $385,724     $285,231    $205,019
   Ratio of Expenses to Average Net Assets.............        .60%         .43%         .44%         .47%        .49%
   Ratio of Net Investment Income to Average Net Assets       1.54%        2.05%        2.07%        2.13%       2.06%
   Portfolio Turnover Rate.............................      141.8%        43.4%        22.0%        23.4%       48.5%






See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

GOVERNMENT SECURITIES ACCOUNT                                  2000         1999         1998         1997        1996
-----------------------------                                  ---- --------------------------------------        ----
Net Asset Value, Beginning of Period...................      $10.26       $11.01       $10.72       $10.31      $10.55
Income from Investment Operations:
   Net Investment Income...............................         .69          .71          .60          .66         .59
   Net Realized and Unrealized Gain (Loss) on Investment        .48        (.74)          .28          .41       (.24)

                       Total from Investment Operations        1.17        (.03)          .88         1.07         .35
Less Dividends from Net Investment Income..............         --         (.72)        (.59)        (.66)       (.59)

Net Asset Value, End of Period.........................      $11.43       $10.26       $11.01       $10.72      $10.31

Total Return...........................................      11.40%       (.29)%        8.27%       10.39%       3.35%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $127,038     $137,787     $141,317      $94,322     $85,100
   Ratio of Expenses to Average Net Assets.............        .51%         .50%         .50%         .52%        .52%
   Ratio of Net Investment Income to Average Net Assets       6.33%        6.16%        6.15%        6.37%       6.46%
   Portfolio Turnover Rate.............................        4.3%        19.7%        11.0%         9.0%        8.4%

GROWTH ACCOUNT                                                 2000         1999         1998         1997        1996
--------------                                                 ---- --------------------------------------        ----
Net Asset Value, Beginning of Period...................      $23.56       $20.46       $17.21       $13.79      $12.43
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............       (.02)          .14          .21          .18         .16
   Net Realized and Unrealized Gain (Loss) on Investments    (2.29)         3.20         3.45         3.53        1.39

                       Total from Investment Operations      (2.31)         3.34         3.66         3.71        1.55
Less Dividends and Distributions:
   Dividends from Net Investment Income................        --          (.14)        (.21)        (.18)       (.16)
   Distributions from Capital Gains....................      (4.42)        (.10)        (.20)        (.10)       (.03)
   Excess Distributions from Capital Gains(a)..........       (.40)         --           --          (.01)         --

                      Total Dividends and Distributions      (4.82)        (.24)        (.41)        (.29)       (.19)

Net Asset Value, End of Period.........................      $16.43       $23.56       $20.46       $17.21      $13.79

Total Return..........................................     (10.15)%       16.44%       21.36%       26.96%      12.51%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $294,762     $345,882     $259,828     $168,160     $99,612
   Ratio of Expenses to Average Net Assets.............        .60%         .45%         .48%         .50%        .52%
   Ratio of Net Investment Income (Operating Loss)
     to Average Net Assets.............................      (.13)%         .67%        1.25%        1.34%       1.61%
   Portfolio Turnover Rate.............................       83.5%        65.7%         9.0%        15.4%        2.0%

HIGH YIELD ACCOUNT                                             2000         1999         1998         1997        1996
------------------                                             ---- --------------------------------------        ----
Net Asset Value, Beginning of Period...................       $7.44        $8.06        $8.90        $8.72       $8.39
Income from Investment Operations:
   Net Investment Income...............................         .66          .72          .80          .76         .80
   Net Realized and Unrealized Gain (Loss) on Investments     (.99)        (.58)        (.85)          .18         .30

                       Total from Investment Operations       (.33)          .14        (.05)          .94        1.10
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.61)        (.72)        (.79)        (.76)       (.77)
   Dividends in Excess of Net Investment Income (a)....       (.09)        (.04)         --          --             --


     Total Dividends and Distributions                        (.70)        (.76)        (.79)        (.76)       (.77)

Net Asset Value, End of Period.........................       $6.41        $7.44        $8.06        $8.90       $8.72


Total Return..........................................      (4.46)%        1.76%       (.56)%       10.75%      13.13%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $13,078      $13,678      $14,043      $15,837     $13,740
   Ratio of Expenses to Average Net Assets.............        .69%         .67%         .68%         .68%        .70%
   Ratio of Net Investment Income to Average Net Assets       9.15%        8.52%        8.68%        8.50%       9.21%
   Portfolio Turnover Rate.............................      203.0%        93.8%        87.8%        32.0%       32.0%


See accompanying notes.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

INTERNATIONAL ACCOUNT                                          2000         1999         1998         1997        1996
---------------------                                          ---- --------------------------------------        ----
Net Asset Value, Beginning of Period...................      $15.95       $14.51       $13.90       $13.02      $10.72
Income from Investment Operations:
   Net Investment Income...............................         .10          .48          .26          .23         .22
   Net Realized and Unrealized Gain (Loss) on Investments    (1.48)         3.14         1.11         1.35        2.46

                       Total from Investment Operations      (1.38)         3.62         1.37         1.58        2.68
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.08)        (.47)        (.25)        (.23)       (.22)
   Distributions from Capital Gains....................       (.35)       (1.46)        (.51)        (.47)       (.16)
   Excess Distributions from Capital Gains(a)..........       (.24)        (.25)         --           --           --

                      Total Dividends and Distributions       (.67)       (2.18)        (.76)        (.70)       (.38)


Net Asset Value, End of Period.........................      $13.90       $15.95       $14.51       $13.90      $13.02

Total Return...........................................     (8.34)%       25.93%        9.98%       12.24%      25.09%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $190,440     $197,235     $153,588     $125,289     $71,682
   Ratio of Expenses to Average Net Assets.............        .90%         .78%         .77%         .87%        .90%
   Ratio of Net Investment Income to Average Net Assets        .81%        3.11%        1.80%        1.92%       2.28%
   Portfolio Turnover Rate.............................       99.9%        65.5%        33.9%        22.7%       12.5%

INTERNATIONAL EMERGING MARKETS ACCOUNT                         2000(e)
--------------------------------------                         ----   ----------
Net Asset Value, Beginning of Period...................      $10.00
Income from Investment Operations:
   Net Investment Income(f) ...........................         .02
   Net Realized and Unrealized (Loss) on Investments...       (.63)

                       Total from Investment Operations       (.61)
Less Dividends from Net Investment Income..............       (.02)

Net Asset Value, End of Period.........................       $9.37



Total Return...........................................     (6.14)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $4,883
   Ratio of Expenses to Average Net Assets(f)..........       1.34%(d)
   Ratio of Net Investment Income to
     Average Net Assets................................       1.06%(d)
   Portfolio Turnover Rate.............................       44.0%(d)

INTERNATIONAL SMALLCAP ACCOUNT                                 2000         1999         1998(g)
------------------------------                                 ---- -------------------------
Net Asset Value, Beginning of Period...................      $16.66        $9.00        $9.97
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............       (.04)        (.02)          .01
   Net Realized and Unrealized Gain (Loss) on Investments    (1.89)         8.41        (.95)

                       Total from Investment Operations      (1.93)         8.39        (.94)
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --           --         (.03)
   Distributions from Capital Gains....................       (.72)        (.25)         --
   Excess Distributions from Capital Gains(a)..........       (.14)          --          --

                      Total Dividends and Distribtuions       (.86)        (.25)        (.03)

Net Asset Value, End of Period.........................      $13.87       $16.66        $9.00



Total Return...........................................    (11.50)%       93.81%     (10.37)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $50,023      $40,040      $13,075
   Ratio of Expenses to Average Net Assets.............       1.44%        1.32%        1.34%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.26)%       (.28)%         .24%(d)
   Portfolio Turnover Rate.............................      292.7%       241.2%        60.3%(d)



See accompanying notes.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):


LARGECAP GROWTH ACCOUNT                                        2000         1999(b)
-----------------------                                        ---- ------------
Net Asset Value, Beginning of Period...................      $13.26        $9.93
Income from Investment Operations:
   Net Investment Income (Operating Loss)(f)...........       (.08)        (.03)
   Net Realized and Unrealized Gain (Loss) on Investments    (1.51)         3.36

                       Total from Investment Operations      (1.59)         3.33

Net Asset Value, End of Period.........................      $11.67       $13.26

Total Return...........................................    (11.99)%       32.47%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $7,399       $7,045
   Ratio of Expenses to Average Net Assets(f)..........       1.20%        1.16%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.66)%       (.47)%(d)
   Portfolio Turnover Rate.............................       24.3%        39.6%(d)

LARGECAP GROWTH EQUITY ACCOUNT                                 2000(e)
------------------------------                                 ----   ----------
Net Asset Value, Beginning of Period...................      $10.00
Income from Investment Operations:
   Net Realized and Unrealized Gain (Loss) on Investments    (2.22)

                       Total from Investment Operations      (2.22)

Net Asset Value, End of Period.........................       $7.78

Total Return...........................................    (22.22)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $4,233
   Ratio of Expenses to Average Net Assets(f)..........       1.04%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.22)%(d)
   Portfolio Turnover Rate.............................      217.6%(d)

LARGECAP STOCK INDEX ACCOUNT                                   2000       1999(b)
----------------------------                                   ----        ----
Net Asset Value, Beginning of Period...................      $10.71        $9.83
Income from Investment Operations:
   Net Investment Income(f)............................         .10          .06
   Net Realized and Unrealized Gain (Loss) on Investments    (1.14)          .97

                       Total from Investment Operations      (1.04)         1.03
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.10)        (.07)
   Distributions from Capital Gains....................       (.01)        (.08)
   Excess Distributions from Capital Gains(a)..........       (.04)          --

                      Total Dividends and Distributions       (.15)        (.15)

Net Asset Value, End of Period.........................       $9.52       $10.71

Total Return...........................................     (9.67)%        8.93%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $59,626      $46,088
   Ratio of Expenses to Average Net Assets(f)..........        .40%         .40%(d)
   Ratio of Net Investment Income to Average Net Assets       1.01%        1.41%(d)
   Portfolio Turnover Rate.............................       11.0%         3.8%(d)


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

MICROCAP ACCOUNT                                               2000         1999         1998(g)
----------------                                               ---- -------------------------
Net Asset Value, Beginning of Period...................       $8.07        $8.17       $10.04
Income from Investment Operations:
   Net Investment Income(f)............................         .04          .02          .03
   Net Realized and Unrealized Gain (Loss) on Investments       .93        (.11)       (1.86)

                       Total from Investment Operations         .97        (.09)       (1.83)
Less Dividends from Net Investment Income..............       (.04)        (.01)        (.04)

Net Asset Value, End of Period.........................       $9.00        $8.07        $8.17

Total Return                                                 12.13%      (1.07)%      (18.42)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $10,397       $6,418       $5,384
   Ratio of Expenses to Average Net Assets(f)..........       1.06%        1.06%        1.38%(d)
   Ratio of Net Investment Income to Average Net Assets       0.59%        0.22%        0.57%(d)
   Portfolio Turnover Rate.............................      178.8%        88.9%        55.3%(d)

MIDCAP ACCOUNT                                                 2000         1999         1998         1997        1996
--------------                                                 ---- --------------------------------------        ----
Net Asset Value, Beginning of Period ..................      $36.90       $34.37       $35.47       $29.74      $25.33
Income from Investment Operations:
   Net Investment Income...............................         .10          .12          .22          .24         .22
   Net Realized and Unrealized Gain on Investments.....        4.76         4.20          .94         6.48        5.07

                       Total from Investment Operations        4.86         4.32         1.16         6.72        5.29
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.10)        (.12)        (.22)        (.23)       (.22)
   Distributions from Capital Gains....................      (7.19)       (1.67)       (2.04)        (.76)       (.66)

                      Total Dividends and Distributions      (7.29)       (1.79)       (2.26)        (.99)       (.88)

Net Asset Value, End of Period.........................      $34.47       $36.90       $34.37       $35.47      $29.74

Total Return...........................................      14.59%       13.04%        3.69%       22.75%      21.11%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $286,681   $262,350     $259,470     $224,630    $137,161
   Ratio of Expenses to Average Net Assets.............        .62%         .61%         .62%         .64%        .66%
Ratio of Net Investment Income to Average Net Assets...        .28%         .32%         .63%         .79%       1.07%
   Portfolio Turnover Rate.............................      139.6%        79.6%        26.9%         7.8%        8.8%

MIDCAP GROWTH ACCOUNT                                          2000         1999         1998(g)
---------------------                                          ---- -------------------------
Net Asset Value, Beginning of Period...................      $10.66        $9.65        $9.94
Income from Investment Operations:
   Net Investment Income (Operating Loss)(f)...........         .02          .02        (.01)
   Net Realized and Unrealized Gain (Loss) on Investments       .77         1.01        (.28)

                       Total from Investment Operations         .79         1.03        (.29)
Less Dividends and Distributions:
   Dividends from Net Investment Income................         (.02)      (.02)         --
   Distributions from Capital Gains....................         (.97)        --          --

                      Total Dividends and Distributions         (.99)       (.02)        --

Net Asset Value, End of Period.........................      $10.46       $10.66        $9.65

Total Return...........................................       8.10%       10.67%      (3.40)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $25,924      $14,264       $8,534
   Ratio of Expenses to Average Net Assets(f)..........        .96%         .96%         1.27%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................        .27%         .26%       (.14)%(d)
   Portfolio Turnover Rate.............................      161.9%        74.1%        91.9%(d)


See accompanying notes.


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

MIDCAP GROWTH EQUITY ACCOUNT                                   2000(e)
----------------------------                                   ----   ----------
Net Asset Value, Beginning of Period...................      $10.00
Income from Investment Operations:
   Net Realized and Unrealized Gain (Loss) on Investments     1.87)

                       Total from Investment Operations      (1.87)

Net Asset Value, End of Period.........................       $8.13

Total Return...........................................    (18.70)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $5,031
   Ratio of Expenses to Average Net Assets(f)..........       1.09%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.31)%(d)
   Portfolio Turnover Rate.............................      246.9%(d)

MIDCAP VALUE ACCOUNT                                           2000         1999(b)
--------------------                                           ---- ------------
Net Asset Value, Beginning of Period...................      $11.11       $10.09
Income from Investment Operations:
   Net Investment Income(f)............................         --           .02
   Net Realized and Unrealized Gain on Investments.....        3.12         1.24

                       Total from Investment Operations        3.12         1.26
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.02)
   Distributions from Capital Gains....................      (1.66)        (.22)

                      Total Dividends and Distributions      (1.66)        (.24)

Net Asset Value, End of Period.........................      $12.57       $11.11

Total Return...........................................      31.05%       10.24%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $7,739       $5,756
   Ratio of Expenses to Average Net Assets(f)..........       1.20%        1.19%(d)
   Ratio of Net Investment Income to Average Net Assets        .02%         .30%(d)
   Portfolio Turnover Rate.............................      233.2%       154.0%(d)

MONEY MARKET ACCOUNT                                           2000         1999         1998         1997        1996
--------------------                                           ---- --------------------------------------        ----
Net Asset Value, Beginning of Period...................      $1.000       $1.000       $1.000       $1.000      $1.000
Income from Investment Operations:
   Net Investment Income...............................        .059         .048         .051         .051        .049
Less Dividends from Net Investment Income..............      (.059)       (.048)       (.051)       (.051)      (.049)

Net Asset Value, End of Period.........................      $1.000       $1.000       $1.000       $1.000      $1.000


Total Return...........................................       6.07%        4.84%        5.20%        5.04%       5.07%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $114,710     $120,924      $83,263      $47,315     $46,244
   Ratio of Expenses to Average Net Assets.............       0.52%         .52%         .52%         .55%        .56%
   Ratio of Net Investment Income to Average Net Assets       5.88%        4.79%        5.06%        5.12%       5.00%


See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

REAL ESTATE ACCOUNT                                            2000         1999         1998(g)
-------------------                                            ---- -------------------------
Net Asset Value, Beginning of Period...................       $8.20        $9.07       $10.01
Income from Investment Operations:
   Net Investment Income...............................         .44          .43          .32
   Net Realized and Unrealized Gain (Loss) on Investments      2.09        (.85)        (.97)

                       Total from Investment Operations        2.53        (.42)        (.65)

Less Dividends from Net Investment Income..............       (.44)        (.45)        (.29)

Net Asset Value, End of Period.........................      $10.29        $8.20        $9.07

Total Return...........................................      30.97%      (4.48)%      (6.56)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $17,261      $10,560      $10,909
   Ratio of Expenses to Average Net Assets.............        .99%         .99%        1.00%(d)
   Ratio of Net Investment Income to Average Net Assets       5.29%        4.92%        5.40%(d)
   Portfolio Turnover Rate.............................       44.7%       101.9%         5.6%(d)


SMALLCAP ACCOUNT                                               2000         1999         1998(g)
----------------                                               ---- -------------------------
Net Asset Value, Beginning of Period...................      $10.74        $8.21       $10.27
Income from Investment Operations:
   Net Investment Income...............................         .03         --          --
   Net Realized and Unrealized Gain (Loss) on Investments    (1.24)         3.52       (2.06)

                       Total from Investment Operations      (1.21)         3.52       (2.06)
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.02)          --          --
   Distributions from Capital Gains....................      (1.53)        (.99)         --
   Excess Distributions from Capital Gains(a)..........       (.15)         --           --

                      Total Dividends and Distributions      (1.70)        (.99)         --

Net Asset Value, End of Period.........................       $7.83       $10.74        $8.21

Total Return...........................................    (11.73)%       43.58%     (20.51)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $30,006      $26,110      $12,094
   Ratio of Expenses to Average Net Assets.............        .90%         .91%         .98%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................        .28%         .05%       (.05)%(d)
   Portfolio Turnover Rate.............................      135.4%       111.1%        45.2%(d)

SMALLCAP GROWTH ACCOUNT                                        2000         1999         1998(g)
-----------------------                                        ---- -------------------------
Net Asset Value, Beginning of Period...................      $19.56       $10.10        $9.84
Income from Investment Operations:
   Net Investment Income (Operating Loss)(f)...........       (.08)        (.05)        (.04)
   Net Realized and Unrealized Gain on Investments.....      (2.67)         9.70          .30

                       Total from Investment Operations      (2.75)         9.65          .26
Less Dividends and Distributions:
   Distributions from Capital Gains....................       (.98)        (.19)         --
   Excess Distributions from Capital Gains(a)..........       (.24)        --             --

                      Total Dividends and Distributions      (1.22)        (.19)         --

Net Asset Value, End of Period.........................      $15.59       $19.56       $10.10

Total Return...........................................    (13.91)%       95.69%        2.96%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $68,421      $39,675       $8,463
   Ratio of Expenses to Average Net Assets(f)..........       1.02%        1.05%        1.31%(d)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.49)%       (.61)%       (.80)%(d)
   Portfolio Turnover Rate.............................       90.8%        98.0%       166.5%(d)




See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

SMALLCAP VALUE ACCOUNT                                         2000         1999         1998(g)
----------------------                                         ---- -------------------------
Net Asset Value, Beginning of Period...................      $10.06        $8.34        $9.84
Income from Investment Operations:
   Net Investment Income(f)............................         .13          .06          .03
   Net Realized and Unrealized Gain (Loss) on Investments      2.17         1.72       (1.50)

                       Total from Investment Operations        2.30         1.78       (1.47)
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.12)        (.06)        (.03)
   Dividends from Capital Gains........................       (.89)          --          --
   Excess Distributions from Capital Gains(a)..........       (.09)          --          --

                      Total Dividends and Distributions      (1.10)        (.06)        (.03)

Net Asset Value, End of Period.........................      $11.26       $10.06        $8.34

Total Return...........................................      23.87%       21.45%     (15.06)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $17,358      $11,080       $6,895
   Ratio of Expenses to Average Net Assets(f)..........       1.16%        1.16%        1.56%(d)
   Ratio of Net Investment Income to Average Net Assets       1.31%         .82%         .73%(d)
   Portfolio Turnover Rate.............................      133.0%        89.7%        53.4%(d)

UTILITIES ACCOUNT                                              2000         1999         1998(g)
-----------------                                              ---- -------------------------
Net Asset Value, Beginning of Period...................      $10.90       $10.93        $9.61
Income from Investment Operations:
   Net Investment Income...............................         .24          .23          .15
   Net Realized and Unrealized Gain on Investments.....        1.81          .02         1.35

                       Total from Investment Operations        2.05          .25         1.50
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.24)        (.23)        (.18)
   Distributions from Capital Gains....................       (.24)        (.05)         --
   Excess Distributions from Capital Gains(a)..........       (.04)        --             --

                      Total Dividends and Distributions       (.52)        (.28)        (.18)

Net Asset Value, End of Period.........................      $12.43       $10.90       $10.93

Total Return...........................................      19.18%        2.29%       15.36%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $43,725      $30,684      $18,298
   Ratio of Expenses to Average Net Assets.............        .63%         .64%         .69%(d)
   Ratio of Net Investment Income to Average Net Assets       2.32%        2.52%        2.93%(d)
   Portfolio Turnover Rate.............................      146.7%        23.0%         9.5%(d)



See accompanying notes.

Notes to Financial Highlights

(a) Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

(b) Period from May 1, 1999, date shares first offered to the public, through December 31, 1999. Per share net investment income and realized and unrealized gains (losses) for the period from the initial purchase of shares through April 30, 1999, were recognized as follows, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. This represents activities of each account prior to the initial public offering.

                                   Date           Net      Per Share Realized
                                Operations     Investment     and Unrealized
      Account                   Commenced        Income       Gains (Losses)

Blue Chip Account             April 15, 1999     $.01              $.14
LargeCap Growth Account       April 15, 1999      --               (.07)
LargeCap Stock Index Account  April 22, 1999      .01              (.18)
MidCap Value Account          April 22, 1999      --                .09

(c)  Total return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from October 24, 2000, date shares first offered to the public, through December 31, 2000.

(f) Without the Managers voluntary waiver of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following accounts would have had per share net investment income and the ratios of expenses to average net assets as shown:

                                                               Per Share        Ratio of Expenses
                                         Periods Ended      Net Investment         to Average Net       Amount
           Account                        December 31       Income (Loss)              Assets           Waived

International Emerging Markets Account       2000              $.01                    1.65%            $2,828

LargeCap Growth Account                      2000              (.09)                   1.25              3,916
                                             1999              (.04)                   1.23              2,261

LargeCap Growth Equity Account               2000              (.01)                   1.35              2,366

LargeCap Stock Index Account                 2000               .05                     .46             35,453
                                             1999               .05                     .49             15,231

MicroCap Account                             2000               .03                    1.20             11,727
                                             1999              (.01)                   1.28             13,239

MidCap Growth Account                        2000               .02                    1.01             10,399
                                             1999               .01                    1.09             14,359

MidCap Growth Equity Account                 2000               --                     1.34              2,120

MidCap Value Account                         2000               --                     1.22              5,699
                                             1999               .01                    1.26              2,360

SmallCap Growth Account                      1999              (.05)                   1.07              3,049

SmallCap Value Account                       2000               .11                    1.34             23,858
                                             1999               .04                    1.44             23.900

(g) Period from May 1, 1998, date shares first offered to the public, through December 31, 1998. Per share net investment income and realized and unrealized gains (losses) for the period from the initial purchase of shares through April 30, 1998, were recognized as follows, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. This represents activities of each account prior to the initial public offering.

                                   Date           Net      Per Share Realized
                                Operations     Investment     and Unrealized
      Account                   Commenced        Income       Gains (Losses)

International SmallCap Account April 16, 1998    $.02             $(.05)
MicroCap Account               April 9, 1998      .01               .03
MidCap Growth Account          April 23, 1998     .01              (.07)
Real Estate Account            April 23, 1998     .01                --
SmallCap Account               April 9, 1998      --                .27
SmallCap Growth Account        April 2, 1998      --               (.16)
SmallCap Value Account         April 16, 1998     .01               (.17)
Utilities Account              April 2, 1998      .04               (.43)


REPORT OF INDEPENDENT AUDITORS




The Boards of Directors and Shareholders
Principal Variable Contracts Fund, Inc.







We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Variable Contracts Fund, Inc. [comprised of the Aggressive Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index (formerly Stock Index 500), MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value and Utilities Accounts] as of December 31, 2000, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians and brokers. As to securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective accounts constituting the Principal Variable Contracts Fund, Inc. at December 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



                                                        /s/Ernst & Young LLP




Des Moines, Iowa
January 23, 2001